PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)

Asset-backed securities—14.6%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
1.199%, due 03/25/35[1]	200,000	197,947
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
1.107%, due 04/14/29[1,2]	1,639,504	1,633,755
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
1.089%, due 10/25/34[1]	93,742	92,105
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A, Class ARR,
3 mo. USD LIBOR + 1.050%,
1.174%, due 07/15/30[1,2]	900,000	895,967
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4, Class A,
1 mo. USD LIBOR + 1.350%,
1.440%, due 11/15/36[1,2]	3,900,000	3,870,016
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
1.289%, due 08/25/34[1]	2,796,399	2,806,822
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
0.729%, due 08/25/32 [1]	125,924	120,631
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
0.829%, due 10/25/32 [1]	7,423	7,249
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
1.439%, due 10/25/37[1,2]	374,841	374,875
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
0.589%, due 07/25/34[1]	70,893	67,814
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
0.809%, due 07/25/34[1]	54,193	53,491
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
0.989%, due 10/25/34[1]	94,238	92,370

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)

Asset-backed securities—(continued)
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD LIBOR + 0.980%,
1.104%, due 04/15/28[1,2]	1,768,549	1,761,413
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
1.589%, due 08/25/40[1,2]	49,903	49,102
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
0.259%, due 04/25/37[1,2]	1,433,326	1,340,259
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD LIBOR + 1.090%,
1.774%, due 07/15/31[1,2]	1,400,000	1,389,364
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.405%,
0.494%, due 05/25/36[1]	44,218	44,439
KGS Alpha SBA COOF Trust,
Series 2012-5, Class A,
1.101%, due 04/25/38[2,3,4,5]	8,898,542	168,238
KVK CLO Ltd.,
Series 2013-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
1.027%, due 01/14/28[1,2]	159,129	158,979
LCM XV LP,
Series 15A, Class AR2,
3 mo. USD LIBOR + 1.000%,
1.132%, due 07/20/30[1,2]	4,900,000	4,864,421
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
1.172%, due 10/20/27[1,2]	99,024	98,808
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR2,
3 mo. USD LIBOR + 0.880%,
1.081%, due 11/15/28[1,2]	2,932,263	2,914,188
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
0.269%, due 04/25/37[1]	51,261	33,725
Park Place Securities, Inc. Asset-Backed Pass Through Certificate,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
1.034%, due 06/25/35[1]	67,410	67,453

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)

Asset-backed securities—(continued)
PRET LLC,
Series 2021-RN2, Class A1,
1.744%, due 07/25/51[2,6]	6,298,278	5,925,717
Series 2022-RN1, Class A1,
3.721%, due 07/25/51[2,3,6]	1,574,285	1,530,008
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
0.719%, due 12/25/35[1]	161,376	160,840
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
0.969%, due 08/25/33[1]	112,466	108,624
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
0.839%, due 11/25/35[1]	1,540,070	1,519,114
Sound Point CLO XII Ltd.,
Series 2016-2A, Class AR2,
3 mo. USD LIBOR + 1.050%,
1.182%, due 10/20/28[1,2]	1,016,145	1,013,211
Sound Point CLO XIV Ltd.,
Series 2016-3A, Class AR2,
3 mo. USD LIBOR + 0.990%,
1.114%, due 01/23/29[1,2]	719,655	715,363
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.289%, due 06/25/37[1]	620,750	482,164
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
0.224%, due 07/25/36[1,2]	75,024	74,061
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.690%,
0.779%, due 09/25/35[1]	1,144,328	1,112,217
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
1.077%, due 07/14/26[1,2]	118,995	118,847
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.004%, due 04/15/28[1,2]	256,760	255,861

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Telos CLO Ltd.,
Series 2014-5A, Class A1R,
3 mo. USD LIBOR + 0.950%,
1.072%, due 04/17/28[1,2]	105,699	105,587
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD LIBOR + 1.060%,
1.184%, due 07/15/31[1,2]	500,000	495,816
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD LIBOR + 1.130%,
1.262%, due 04/20/32[1,2]	800,000	792,922
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.004%, due 07/15/27[1,2]	144,619	144,392
Vibrant CLO VI Ltd.,
Series 2017-6A, Class AR,
3 mo. USD LIBOR + 0.950%,
1.072%, due 06/20/29[1,2]	1,445,162	1,436,107
Total asset-backed securities (cost—$39,171,326)		39,094,282

Mortgage-backed securities—22.2%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
2.608%, due 11/25/35[5]	316,318	268,176
AREIT Trust,
Series 2021-CRE5, Class A,
1 mo. USD LIBOR + 1.080%,
1.190%, due 07/17/26[1,2]	1,600,000	1,590,479
BCAP LLC,
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,5]	155,071	137,564
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.110%, due 03/26/37[2,5]	58,997	49,608
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
2.833%, due 02/25/33[5]	2,346	2,117
Series 2004-2, Class 12A2,
2.480%, due 05/25/34[5]	23,030	21,984
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[6]	379,384	374,473

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[6]	219,886	226,878
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD LIBOR + 0.280%,
0.369%, due 01/25/35[1,2]	20,775	20,562
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
2.943%, due 05/19/33[5]	3,243	3,104
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	24,825	12,867
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,219,460
Citigroup Mortgage Loan Trust,
Series 2021-INV2, Class A3A,
2.500%, due 05/25/51[2,5]	366,365	323,986
Series 2021-INV3, Class A3A,
2.500%, due 05/25/51[2,5]	3,155,400	2,790,396
Series 2022-INV1, Class A3B,
3.000%, due 11/27/51[2,5]	3,406,580	3,109,815
CSMC Trust,
Series 2013-MH1, Class A,
4.787%, due 05/27/53[2,5]	980,263	990,155
Series 2021-INV1, Class A3,
2.500%, due 07/25/56[2,5]	271,819	240,376
FHLMC GNMA,
Series 13, Class B,
7.000%, due 06/25/23	2,643	64
Series 23, Class KZ,
6.500%, due 11/25/23	1,653	1,686
FHLMC Multifamily Structured Pass-Through Certificates,
Series K027, Class X1,
0.719%, due 01/25/23[5]	5,912,716	20,593
FHLMC REMIC,
Series 1349, Class PS,
7.500%, due 08/15/22	5	5
Series 1502, Class PX,
7.000%, due 04/15/23	8,990	9,140
Series 1534, Class Z,
5.000%, due 06/15/23	3,608	3,631
Series 1573, Class PZ,
7.000%, due 09/15/23	1,536	1,573

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 1658, Class GZ,
7.000%, due 01/15/24	1,048	1,077
Series 1694, Class Z,
6.500%, due 03/15/24	11,864	12,241
Series 1775, Class Z,
8.500%, due 03/15/25	652	697
Series 2136, Class GD,
7.000%, due 03/15/29	1,070	136
Series 2178, Class PI,
7.500%, due 08/15/29	6,103	952
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.589%, due 01/15/32[1]	38,187	38,363
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
0.439%, due 12/15/29[1]	7,869	7,856
Series 2513, Class AS,
1 mo. USD LIBOR + 8.000%,
7.911%, due 02/15/32[1]	163,942	24,924
Series 2614, Class WO,
0.010%, due 05/15/33[7]	450,243	384,035
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
0.489%, due 01/15/36[1]	79,899	79,917
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
0.489%, due 02/15/36[1]	422,473	422,578
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
0.519%, due 05/15/36[1]	100,779	100,951
Series 3339, Class LI,
1 mo. USD LIBOR + 6.480%,
6.391%, due 07/15/37[1]	515,743	79,839
Series 3442, Class MT,
1 mo. USD LIBOR,
0.089%, due 07/15/34[1]	39,107	36,729
Series 3598, Class JI,
1.384%, due 10/15/37[5]	19,645	546
Series 3621, Class WI,
1.607%, due 05/15/37[5]	35,627	1,358
Series 3635, Class IB,
1.269%, due 10/15/37[5]	63,932	2,267
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
0.639%, due 02/15/38[1]	17,478	17,616

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
0.939%, due 12/15/36[1]	625,429	638,101
Series 3684, Class JI,
1.973%, due 11/15/36[5]	171,831	10,397
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[1]	284,540	294,521
Series 3962, Class KS,
2.038%, due 06/15/38[5]	135,343	7,441
Series 4037, Class PI,
3.000%, due 04/15/27	771,552	28,132
Series 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
0.589%, due 06/15/42[1]	517,487	520,076
Series 4076, Class SW,
1 mo. USD LIBOR + 6.050%,
5.961%, due 07/15/42[1]	1,195,853	200,439
Series 4100, Class HI,
3.000%, due 08/15/27	163,728	8,804
Series 4131, Class AI,
2.500%, due 10/15/22	23,196	54
Series 4156, Class SA,
1 mo. USD LIBOR + 6.200%,
6.111%, due 01/15/33[1]	934,463	97,767
Series 4165, Class TI,
3.000%, due 12/15/42	688,383	51,816
Series 4182, Class QI,
3.000%, due 02/15/33	86,007	6,013
Series 4182, Class YI,
2.500%, due 03/15/28	1,733,275	91,534
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
12.036%, due 05/15/35[1]	305,434	289,816
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
12.029%, due 11/15/43[1]	376,696	359,512
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
13.484%, due 11/15/43[1]	828,981	758,207
Series 4324, Class IO,
1.848%, due 08/15/36[5]	76,340	2,111
Series 4338, Class SB,
1.681%, due 10/15/41[5]	88,298	3,398
Series 4367, Class GS,
1.796%, due 03/15/37[5]	55,446	2,755

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 4394, Class WI,
1.789%, due 08/15/41[5]	48,583	1,907
Series 4438, Class WI,
1.870%, due 11/15/38[5]	154,741	6,297
Series 4457, Class DI,
4.000%, due 08/15/24	166,423	4,946
Series 4463, Class IO,
1.873%, due 02/15/38[5]	104,175	4,077
Series 4544, Class IP,
4.000%, due 01/15/46	1,209,654	199,713
Series 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
0.432%, due 04/15/38[1]	1,127,516	1,120,387
Series 4836, Class PO,
0.010%, due 10/15/58[7]	824,099	642,208
Series 4839, Class UO,
0.010%, due 08/15/56[7]	510,512	430,222
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
0.639%, due 01/25/50[1]	316,211	318,507
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
0.582%, due 12/15/46[1]	169,807	170,479
FHLMC STRIPs,
Series 303, Class C19,
3.500%, due 01/15/43	489,929	84,805
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
0.639%, due 03/15/44[1]	313,558	315,632
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
0.432%, due 10/15/37[1]	251,587	252,334
Series 345, Class C13,
3.500%, due 08/15/45	659,742	110,561
FHLMC Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	245,662	235,688
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	395,474	374,242
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	485,944	470,918
FNMA Aces,
Series 2016-M11, Class AL,
2.944%, due 07/25/39	829,895	797,289
Series 2020-M33, Class X2,
2.358%, due 01/25/31[5]	599,957	71,583

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	1	1
Series 1993-37, Class PX,
7.000%, due 03/25/23	5,685	5,748
Series 1997-22, Class F,
0.646%, due 03/25/27[5]	751	748
Series 2002-60, Class F1,
1 mo. USD LIBOR + 0.400%,
0.489%, due 06/25/32[1]	41,745	41,778
Series 2003-70, Class SH,
1 mo. USD LIBOR + 14.000%,
13.822%, due 07/25/23[1]	25,631	25,837
Series 2007-67, Class FB,
1 mo. USD LIBOR + 0.320%,
0.409%, due 07/25/37[1]	47,326	47,107
Series 2009-33, Class FB,
1 mo. USD LIBOR + 0.820%,
0.909%, due 03/25/37[1]	355,560	363,162
Series 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
0.589%, due 12/25/40[1]	148,086	149,184
Series 2010-76, Class SA,
1 mo. USD LIBOR + 6.500%,
6.411%, due 07/25/40[1]	559,524	71,947
Series 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
3.592%, due 10/25/42[1]	39,116	33,221
Series 2012-122, Class LI,
4.500%, due 07/25/41	435,323	39,190
Series 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
0.439%, due 11/25/42[1]	148,239	147,683
Series 2012-77, Class IO,
1.540%, due 07/25/52[5]	156,972	5,537
Series 2012-90, Class FB,
1 mo. USD LIBOR + 0.440%,
0.529%, due 08/25/42[1]	54,755	54,901
Series 2013-116, Class IY,
3.000%, due 09/25/43	193,284	14,129
Series 2013-28, Class YS,
1 mo. USD LIBOR + 6.150%,
6.061%, due 07/25/42[1]	417,992	72,904
Series 2013-30, Class GI,
3.000%, due 01/25/43	723,781	69,957
Series 2013-30, Class JI,
3.000%, due 04/25/43	345,786	50,349

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-34, Class PS,
1 mo. USD LIBOR + 6.150%,
5.693%, due 08/25/42[1]	428,358	41,088
Series 2013-45, Class IK,
3.000%, due 02/25/43	564,476	70,471
Series 2014-42, Class SA,
1.692%, due 07/25/44[5]	168,341	5,898
Series 2014-43, Class BS,
1.508%, due 07/25/44[5]	278,464	11,595
Series 2014-45, Class SA,
1.789%, due 08/25/44[5]	128,729	5,732
Series 2014-47, Class BI,
1.741%, due 08/25/54[5]	266,482	16,457
Series 2014-84, Class AI,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	306,698	2,194
Series 2014-92, Class SB,
1.572%, due 01/25/45[5]	166,563	7,641
Series 2015-10, Class SA,
1.564%, due 03/25/45[5]	317,697	13,854
Series 2015-19, Class AI,
1.707%, due 04/25/55[5]	255,967	10,262
Series 2015-47, Class GI,
4.000%, due 06/25/44	62,011	7,219
Series 2015-50, Class SB,
1.897%, due 07/25/45[5]	833,046	40,778
Series 2015-58, Class AI,
1.679%, due 08/25/55[5]	150,481	7,604
Series 2015-64, Class KS,
1.889%, due 09/25/45[5]	218,394	9,471
Series 2015-73, Class ES,
1 mo. USD LIBOR + 9.333%,
9.132%, due 10/25/45[1]	176,805	130,547
Series 2016-14, Class IO,
3.000%, due 03/25/46	423,487	56,513
Series 2016-17, Class CS,
1.443%, due 04/25/46[5]	129,515	6,993
Series 2016-52, Class PI,
3.000%, due 04/25/46	452,030	57,494
Series 2016-63, Class YI,
3.500%, due 04/25/46	67,594	4,540
Series 2016-64, Class IA,
3.000%, due 05/25/46	340,722	44,559
Series 2016-76, Class CS,
1.453%, due 10/25/46[5]	56,554	2,293

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2018-28, Class CA,
3.000%, due 05/25/48	317,421	303,474
Series 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
0.389%, due 12/25/48[1]	1,881,720	1,875,107
Series 2019-10, Class FA,
1 mo. USD LIBOR + 0.400%,
0.489%, due 03/25/49[1]	3,064,753	3,065,506
Series 2019-62, Class SN,
1 mo. USD LIBOR + 6.000%,
5.911%, due 11/25/49[1]	231,571	44,306
Series 2020-54, Class WF,
1 mo. USD LIBOR + 0.450%,
0.532%, due 08/25/50[1]	674,425	673,219
Series 2020-70, Class IO,
1.692%, due 10/25/50[5]	14,319,301	615,371
Series 2022-3, Class SD,
30-Day Average SOFR + 2.550%,
2.500%, due 02/25/52[1]	4,247,491	159,085
Series G92-40, Class ZC,
7.000%, due 07/25/22	14	14
Series G94-6, Class PJ,
8.000%, due 05/17/24	597	616
FNMA STRIPs,
Series 386, Class 14,
6.500%, due 04/25/38	39,986	12,009
Series 413, Class 111,
4.000%, due 07/25/42[5]	539,685	78,024
Series 419, Class C3,
3.000%, due 11/25/43	104,357	15,248
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
0.914%, due 01/25/34[1]	372,204	360,418
GNMA,
Series 2007-18, Class CO,
0.010%, due 03/20/35[7]	19,671	18,109
Series 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
0.905%, due 01/20/60[1]	1,121,166	1,123,100
Series 2013-23, Class IP,
3.500%, due 08/20/42	606,385	79,542
Series 2013-77, Class GI,
3.000%, due 02/20/43	888,961	104,075
Series 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
0.733%, due 05/20/63[1]	529,697	528,844

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
1.083%, due 08/20/63[1]	879,605	881,495
Series 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
0.803%, due 09/20/63[1]	464,860	464,603
Series 2014-158, Class IA,
3.500%, due 10/20/29	417,493	35,291
Series 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
9.141%, due 09/20/45[1]	323,052	247,917
Series 2015-127, Class AS,
1.687%, due 06/20/43[5]	194,989	6,269
Series 2015-165, Class IB,
3.500%, due 11/20/42	224,687	23,682
Series 2015-166, Class SA,
1.489%, due 06/20/42[5]	199,705	5,073
Series 2015-180, Class SA,
1.439%, due 06/20/42[5]	216,382	7,034
Series 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
0.833%, due 09/20/65[1]	1,856,907	1,859,594
Series 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
0.783%, due 10/20/65[1]	3,670	3,667
Series 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
0.763%, due 11/20/65[1]	1,445,583	1,445,382
Series 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
0.763%, due 08/20/61[1]	4,313	4,315
Series 2016-118, Class IE,
3.500%, due 09/20/46	37,383	6,524
Series 2016-138, Class WI,
1.601%, due 08/20/45[5]	179,697	3,438
Series 2016-180, Class WI,
1.502%, due 09/20/45[5]	330,556	6,244
Series 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
0.883%, due 06/20/66[1]	386,694	387,791
Series 2017-15, Class WI,
1.457%, due 11/20/45[5]	215,727	4,924
Series 2017-57, Class WI,
1.545%, due 12/20/45[5]	90,727	2,556
Series 2017-H23, Class MA,
3.000%, due 11/20/67	736,210	719,803

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	4,727,688	4,618,393
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2,
2.500%, due 02/25/52[2,5]	833,346	736,948
Series 2021-INV1, Class A2,
2.500%, due 12/25/51[2,5]	372,162	329,112
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/522,5	1,733,494	1,523,848
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
0.419%, due 12/25/341	3,023	2,961
Indymac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
0.729%, due 02/25/351	204,412	194,352
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
0.586%, due 06/27/371,2	516,906	404,624
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
0.989%, due 12/25/49 [1,2]	592,316	591,388
Series 2021-INV4, Class A2,
3.000%, due 01/25/52[2,5]	1,383,732	1,263,163
Series 2021-INV6, Class A2,
3.000%, due 04/25/52[2,5]	1,383,241	1,262,478
Series 2021-INV8, Class A2,
3.000%, due 05/25/52[2,5]	4,274,835	3,902,435
LUXE Trust,
Series 2021-MLBH, Class A,
1 mo. USD LIBOR + 0.980%,
1.070%, due 11/15/381,2	200,000	195,635
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
2.052%, due 12/25/34[5]	87,803	87,013
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
0.549%, due 04/25/29[1]	16,598	15,970
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
0.409%, due 01/25/351	20,378	19,973

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
0.648%, due 02/26/37[1,2]	115,450	112,206
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
0.620%, due 05/25/42[1,2]	2,260,258	1,995,344
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[2,3,5]	615,377	563,406
Pepper Residential Securities Trust,
Series 22A, Class A1U,
1 mo. USD LIBOR + 1.000%,
1.086%, due 06/20/60[1,2]	515,990	514,519
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
0.589%, due 07/25/36[1]	226,744	171,923
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
0.986%, due 12/20/32[1]	122,610	119,012
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
0.780%, due 10/19/26[1]	36,129	35,480
Structured ARM Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.440%,
0.529%, due 05/25/37[1]	98,257	94,230
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
0.509%, due 04/25/36[1]	237,740	218,942
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
2.059%, due 04/25/45[5]	25,129	25,232
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A,
2.368%, due 09/25/33[5]	48,495	47,275
Total mortgage-backed securities
(cost—$64,278,058)		59,577,580

U.S. government agency obligations—160.8%
FHLMC
2.000%, due 04/01/36	870,493	817,321
2.500%, due 01/01/31	125,751	122,121

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
2.500%, due 11/01/31	36,193	35,175
2.500%, due 07/01/32	68,447	66,564
2.500%, due 08/01/32	281,630	273,883
2.500%, due 09/01/32	375,836	365,498
2.500%, due 11/01/32	12,346	12,006
2.500%, due 12/01/32	342,940	333,506
2.500%, due 01/01/33	84,180	81,864
2.500%, due 12/01/50	1,212,656	1,111,696
2.500%, due 08/01/51	5,664,161	5,191,177
2.500%, due 09/01/51	959,430	877,797
2.500%, due 03/01/52	1,454,467	1,328,198
2.500%, due 04/01/52	107,523	98,135
3.000%, due 01/01/33	963,557	954,785
3.000%, due 02/01/40	1,308,072	1,262,190
3.000%, due 04/01/43	147,536	142,342
3.000%, due 05/01/43	82,102	79,212
3.000%, due 12/01/44	138,928	133,846
3.000%, due 04/01/45	723,763	695,329
3.000%, due 08/01/46	141,097	134,088
3.000%, due 12/01/46	715,523	685,817
3.000%, due 06/01/50	636,959	604,060
3.000%, due 04/01/51	1,762,125	1,664,595
3.000%, due 06/01/51	900,680	850,795
3.000%, due 07/01/51	4,537,063	4,303,610
3.000%, due 10/01/51	189,988	179,878
3.000%, due 12/01/51	1,497,250	1,413,985
3.000%, due 02/01/52	515,197	486,180
3.000%, due 03/01/52	1,212,057	1,144,204
3.000%, due 04/01/52	3,104,732	2,931,089
3.500%, due 09/01/32	261,980	262,853
3.500%, due 12/01/33	160,390	160,962
3.500%, due 06/01/34	95,586	95,914
3.500%, due 07/01/34	40,610	40,750
3.500%, due 03/01/35	528,280	530,097
3.500%, due 04/01/35	286,149	287,151
3.500%, due 05/01/48	783,531	768,354
3.500%, due 02/01/50	319,870	312,533
3.500%, due 11/01/51	262,091	254,997
3.500%, due 01/01/52	237,753	231,318
3.500%, due 04/01/52	498,672	484,295
4.000%, due 01/01/37	189,874	193,523
4.000%, due 07/01/43	109,111	111,415
4.000%, due 08/01/44	1,481,885	1,504,841

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)

U.S. government agency obligations—(continued)
4.000%, due 11/01/47	162,425	163,274
4.000%, due 01/01/48	455,537	457,893
4.000%, due 02/01/48	21,581	21,692
4.000%, due 03/01/48	15,915	15,976
4.000%, due 04/01/48	29,452	29,568
4.000%, due 06/01/48	143,384	143,785
4.000%, due 10/01/48	2,001,568	2,007,784
4.000%, due 12/01/48	173,913	174,024
4.000%, due 04/01/49	729,554	731,181
4.500%, due 09/01/34	748,569	772,916
4.500%, due 01/01/36	11,304	11,784
4.500%, due 05/01/37	1,189	1,227
4.500%, due 05/01/38	30,165	31,031
4.500%, due 02/01/49	64,474	65,869
4.500%, due 06/01/50	463,923	472,651
5.000%, due 10/01/25	13,721	14,209
5.000%, due 11/01/27	2,078	2,174
5.000%, due 09/01/33	120,321	126,800
5.000%, due 06/01/34	4,421	4,689
5.000%, due 04/01/35	28,534	30,263
5.000%, due 05/01/35	42,118	44,671
5.000%, due 07/01/35	75,504	80,081
5.000%, due 08/01/35	11,734	12,445
5.000%, due 10/01/35	10,442	11,076
5.000%, due 12/01/35	313	332
5.000%, due 07/01/38	143,825	153,075
5.000%, due 11/01/38	100,406	106,684
5.000%, due 06/01/39	22,875	24,356
5.000%, due 03/01/40	2,549	2,713
5.000%, due 07/01/40	130,848	139,289
5.000%, due 09/01/40	92,041	97,960
5.000%, due 11/01/40	32,575	34,672
5.000%, due 02/01/41	149,261	158,884
5.000%, due 03/01/41	19,617	20,384
5.000%, due 04/01/41	50,583	53,844
5.000%, due 05/01/41	30,227	32,176
5.000%, due 07/01/41	18,725	19,933
5.000%, due 08/01/44	27,899	29,640
5.000%, due 03/01/49	815,900	852,705
5.500%, due 06/01/28	652	683
5.500%, due 02/01/32	736	781
5.500%, due 12/01/32	1,733	1,845
5.500%, due 02/01/33	30,865	32,005

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.500%, due 05/01/33	304	325
5.500%, due 06/01/33	120,560	129,574
5.500%, due 12/01/33	24,730	26,406
5.500%, due 12/01/34	19,996	21,400
5.500%, due 06/01/35	330,996	354,401
5.500%, due 07/01/35	2,634	2,812
5.500%, due 10/01/35	99,748	106,660
5.500%, due 12/01/35	47,066	50,429
5.500%, due 06/01/36	185,911	199,347
5.500%, due 12/01/36	277,421	297,838
5.500%, due 03/01/37	39,040	41,640
5.500%, due 07/01/37	50,407	53,101
5.500%, due 10/01/37	1,478	1,588
5.500%, due 04/01/38	52,501	56,284
5.500%, due 05/01/38	7,161	7,649
5.500%, due 12/01/38	1,039	1,109
5.500%, due 01/01/39	26,263	28,256
5.500%, due 09/01/39	79,687	85,724
5.500%, due 02/01/40	3,379	3,638
5.500%, due 03/01/40	3,440	3,698
5.500%, due 05/01/40	48,026	51,694
5.500%, due 03/01/41	49,096	52,828
6.000%, due 11/01/37	511,938	558,403
7.000%, due 08/01/25	48	50
FHLMC ARM
12 mo. USD LIBOR + 1.762%,	234,241	242,038
2.024%, due 11/01/36[1]
12 mo. USD LIBOR + 1.776%,	668,269	688,556
2.094%, due 10/01/39[1]
12 mo. USD LIBOR + 1.868%,	608,939	637,615
2.117%, due 11/01/41[1]
1 year CMT + 2.134%,	33,539	33,908
2.258%, due 11/01/27[1]
1 year CMT + 2.137%,	7,207	7,271
2.262%, due 01/01/28[1]
1 year CMT + 2.250%,	378,842	395,262
2.279%, due 09/01/34[1]
1 year CMT + 2.193%,	8,539	8,519
2.283%, due 04/01/29[1]
1 year CMT + 2.274%,	1,167	1,165
2.317%, due 10/01/23[1]
1 year CMT + 2.227%,	11,438	11,380
2.331%, due 07/01/24[1]
1 year CMT + 2.244%,	56,053	56,697
2.333%, due 11/01/29[1]

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)

U.S. government agency obligations—(continued)
1 year CMT + 2.282%,
2.361%, due 06/01/28[1]	40,011	40,566
1 year CMT + 2.282%,
2.407%, due 07/01/28[1]	39,048	39,474
1 year CMT + 2.525%,
2.523%, due 12/01/29[1]	4,545	4,631
1 year CMT + 2.456%,
2.524%, due 10/01/27[1]	35,325	35,474
1 year CMT + 2.470%,
2.526%, due 10/01/27[1]	44,044	44,509
1 year CMT + 2.415%,
2.540%, due 11/01/25[1]	27,879	27,871
1 year CMT + 2.415%,
2.540%, due 01/01/29[1]	40,883	41,187
1 year CMT + 2.625%,
2.750%, due 01/01/30[1]	17,542	17,931
FNMA
12 mo. MTA + 1.200%,
1.284%, due 03/01/44[1]	88,723	86,693
2.000%, due 05/01/28	109,710	104,489
2.000%, due 09/01/31	86,591	81,287
2.000%, due 11/01/31	316,179	296,810
2.000%, due 01/01/32	61,444	57,680
12 mo. USD LIBOR + 1.731%,
2.024%, due 05/01/38[1]	613,188	631,948
1 year CMT + 2.095%,
2.095%, due 09/01/26[1]	7	7
12 mo. USD LIBOR + 1.790%,
2.165%, due 02/01/42[1]	114,848	119,183
1 year CMT + 2.163%,
2.206%, due 09/01/41[1]	172,846	178,746
1 year CMT + 2.228%,
2.291%, due 10/01/37[1]	1,027,338	1,070,905
1 year CMT + 2.237%,
2.329%, due 01/01/36[1]	206,925	214,873
1 year CMT + 2.280%,
2.403%, due 05/01/35[1]	93,228	96,427
2.500%, due 06/01/28	89,959	88,592
2.500%, due 07/01/28	756,629	745,133
2.500%, due 08/01/28	212,263	209,038
2.500%, due 09/01/30	17,041	16,549
2.500%, due 11/01/30	27,720	26,920
2.500%, due 01/01/33	264,006	241,799
2.500%, due 11/01/50	475,521	436,030
2.500%, due 01/01/51	1,257,244	1,152,351
2.500%, due 09/01/51	1,916,041	1,754,060

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)

U.S. government agency obligations—(continued)
2.500%, due 03/01/52	823,700	752,173
2.500%, due 04/01/52	1,521,808	1,389,499
1 year CMT + 2.505%,
2.631%, due 12/01/27[1]	10,895	11,047
1 year CMT + 2.325%,
2.825%, due 03/01/25[1]	4,447	4,439
3.000%, due 11/01/26	180,082	179,211
3.000%, due 05/01/28	88,586	88,465
3.000%, due 02/01/30	122,662	121,859
3.000%, due 04/01/30	35,569	35,360
3.000%, due 05/01/30	45,605	45,336
3.000%, due 10/01/30	15,068	14,979
3.000%, due 04/01/31	1,113,355	1,106,792
3.000%, due 01/01/38	328,542	316,050
3.000%, due 04/01/38	306,321	294,569
3.000%, due 10/01/42	300,119	288,948
3.000%, due 01/01/43	1,157,930	1,114,830
3.000%, due 04/01/43	355,055	342,280
3.000%, due 05/01/43	377,753	364,161
3.000%, due 06/01/43	49,490	47,710
3.000%, due 09/01/43	551,491	531,649
3.000%, due 11/01/46	30,690	29,390
3.000%, due 12/01/46	3,206,439	3,070,593
3.000%, due 09/01/49	905,272	857,245
3.000%, due 11/01/49	272,423	259,157
3.000%, due 02/01/50	1,788,253	1,701,171
3.000%, due 03/01/50	4,239,397	4,032,953
3.000%, due 07/01/50	682,500	647,155
3.000%, due 12/01/50	562,439	532,871
3.000%, due 04/01/51	3,762,100	3,554,182
3.000%, due 05/01/51	3,971,994	3,752,303
3.000%, due 07/01/51	6,985,789	6,599,167
3.000%, due 08/01/51	481,854	455,167
3.000%, due 10/01/51	206,051	194,599
3.000%, due 11/01/51	274,752	259,399
3.000%, due 12/01/51	480,128	453,444
3.000%, due 02/01/52	137,662	130,148
3.000%, due 03/01/52	1,083,417	1,022,385
3.000%, due 04/01/52	4,536,367	4,280,434
3.000%, due 02/01/57	668,951	635,483
3.000%, due 05/01/58	768,352	728,882
3.500%, due 11/01/25	102,611	103,037
3.500%, due 08/01/26	355,302	356,757
3.500%, due 06/01/28	154,580	156,164

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)

U.S. government agency obligations—(continued)
3.500%, due 08/01/29	21,888	22,080
3.500%, due 09/01/32	888,470	892,109
3.500%, due 11/01/33	54,509	54,704
3.500%, due 02/01/34	96,072	96,415
3.500%, due 01/01/35	177,799	178,411
3.500%, due 02/01/35	181,958	182,584
3.500%, due 04/01/35	169,067	169,658
3.500%, due 05/01/35	1,210,575	1,221,291
3.500%, due 03/01/42	223,143	221,393
3.500%, due 04/01/42	14,323	14,210
3.500%, due 12/01/42	886,748	879,792
3.500%, due 03/01/43	555,072	549,353
3.500%, due 07/01/43	216,441	214,211
3.500%, due 06/01/45	1,512,706	1,490,773
3.500%, due 08/01/45	28,496	28,083
3.500%, due 09/01/46	742,939	728,809
3.500%, due 08/01/47	171,617	167,745
3.500%, due 09/01/47	254,084	249,246
3.500%, due 11/01/47	313,537	306,868
3.500%, due 12/01/47	327,118	319,737
3.500%, due 02/01/48	265,788	260,622
3.500%, due 03/01/48	979,608	960,565
3.500%, due 02/01/50	118,842	116,122
3.500%, due 03/01/50	4,876,309	4,750,849
3.500%, due 04/01/50	398,682	388,425
3.500%, due 04/01/52	1,000,000	970,321
3.500%, due 06/01/56	911,210	899,996
3.500%, due 01/01/57	800,283	788,679
3.500%, due 01/01/59	1,281,098	1,256,195
3.575%, due 02/01/26	500,000	500,534
4.000%, due 07/01/25	2,134	2,173
4.000%, due 09/01/25	1,316	1,340
4.000%, due 10/01/25	2,157	2,197
4.000%, due 11/01/25	3,675	3,743
4.000%, due 01/01/26	84,309	85,868
4.000%, due 02/01/26	187,348	190,811
4.000%, due 03/01/26	18,689	19,037
4.000%, due 04/01/26	415,155	422,882
4.000%, due 08/01/32	2,083	2,132
4.000%, due 06/01/33	77,944	79,679
4.000%, due 07/01/33	290,641	297,112
4.000%, due 08/01/33	1,153,857	1,189,959
4.000%, due 07/01/34	392,000	400,677

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 07/01/35	938,692	959,566
4.000%, due 04/01/37	737,742	755,523
4.000%, due 03/01/38	537,087	552,350
4.000%, due 07/01/38	663,837	668,890
4.000%, due 08/01/38	286,440	290,197
4.000%, due 09/01/38	349,695	352,357
4.000%, due 05/01/39	63,478	64,531
4.000%, due 09/01/39	169,206	172,015
4.000%, due 09/01/40	1,150,564	1,169,463
4.000%, due 12/01/40	928,300	943,548
4.000%, due 11/01/41	334,332	339,787
4.000%, due 12/01/41	468,085	475,723
4.000%, due 07/01/42	2,031,907	2,068,009
4.000%, due 09/01/42	2,848,331	2,893,021
4.000%, due 10/01/42	2,294,430	2,330,430
4.000%, due 08/01/44	127,013	129,140
4.000%, due 12/01/44	14,396	14,597
4.000%, due 06/01/45	12,328	12,465
4.000%, due 08/01/45	966,051	976,776
4.000%, due 02/01/47	99,249	99,898
4.000%, due 03/01/47	37,325	37,489
4.000%, due 04/01/47	202,602	203,493
4.000%, due 05/01/47	379,385	381,052
4.000%, due 06/01/47	6,813	6,843
4.000%, due 11/01/47	28,237	28,361
4.000%, due 01/01/48	121,673	122,209
4.000%, due 02/01/48	249,953	250,087
4.000%, due 03/01/48	145,041	145,183
4.000%, due 12/01/48	289,369	289,326
4.000%, due 06/01/49	948,002	951,085
4.500%, due 06/01/29	8,897	9,254
4.500%, due 06/01/35	14,110	14,696
4.500%, due 12/01/38	187,427	194,206
4.500%, due 01/01/39	1,070	1,112
4.500%, due 02/01/39	77,390	79,572
4.500%, due 03/01/39	4,511	4,691
4.500%, due 06/01/39	27,183	28,270
4.500%, due 07/01/39	2,521	2,622
4.500%, due 08/01/39	69,502	73,638
4.500%, due 10/01/39	2,186	2,274
4.500%, due 12/01/39	190,803	198,430
4.500%, due 01/01/40	1,927	2,004
4.500%, due 02/01/40	1,944	2,021

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.500%, due 03/01/40	38,738	40,273
4.500%, due 08/01/40	31,623	32,875
4.500%, due 11/01/40	305,352	317,446
4.500%, due 07/01/41	208,238	216,495
4.500%, due 08/01/41	400,840	416,732
4.500%, due 09/01/41	695	722
4.500%, due 01/01/42	997,930	1,037,452
4.500%, due 08/01/42	2,077	2,161
4.500%, due 09/01/43	174,511	181,531
4.500%, due 11/01/43	32,054	33,343
4.500%, due 07/01/44	151,848	157,558
4.500%, due 12/01/44	1,083	1,117
4.500%, due 09/01/48	208,031	212,516
4.500%, due 01/01/49	192,148	196,632
4.500%, due 04/01/59	903,495	919,911
5.000%, due 03/01/25	4,613	4,771
5.000%, due 03/01/33	6,715	6,908
5.000%, due 05/01/37	3,679	3,842
5.000%, due 09/01/37	8,839	9,128
5.000%, due 06/01/38	35,138	36,347
5.000%, due 06/01/48	122,289	127,220
5.000%, due 07/01/48	110,281	114,495
5.000%, due 03/01/49	35,412	36,757
5.500%, due 11/01/32	22,673	23,664
5.500%, due 12/01/33	517	547
5.500%, due 04/01/34	12,795	13,469
5.500%, due 01/01/35	67,890	71,513
5.500%, due 05/01/37	89,098	95,564
5.500%, due 07/01/37	44,540	47,830
5.500%, due 06/01/38	65,776	70,770
5.500%, due 11/01/39	172,997	186,210
5.500%, due 07/01/40	205,112	220,948
5.500%, due 02/01/42	118,065	126,662
6.000%, due 01/01/23	10,255	10,265
6.000%, due 03/01/23	2,236	2,245
6.000%, due 11/01/26	8,206	8,613
6.000%, due 09/01/29	306,925	319,868
6.000%, due 12/01/32	5,758	6,208
6.000%, due 02/01/33	10,410	11,051
6.000%, due 09/01/34	57,971	62,790
6.000%, due 05/01/35	14,364	15,223
6.000%, due 06/01/35	7,595	8,244
6.000%, due 07/01/35	20,137	21,276

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.000%, due 09/01/35	805	878
6.000%, due 01/01/36	12,403	13,512
6.000%, due 06/01/36	204	217
6.000%, due 09/01/36	21,149	23,017
6.000%, due 12/01/36	66,793	72,642
6.000%, due 03/01/37	6,724	7,319
6.000%, due 10/01/37	20,169	21,852
6.000%, due 11/01/38	179,194	195,388
6.000%, due 05/01/39	22,219	24,198
6.000%, due 11/01/40	260,789	284,177
6.000%, due 05/01/49	420,193	454,065
6.500%, due 10/01/36	201,443	217,023
6.500%, due 02/01/37	2,849	3,090
6.500%, due 07/01/37	28,568	30,817
6.500%, due 08/01/37	25,018	26,944
6.500%, due 09/01/37	23,025	25,133
6.500%, due 12/01/37	42,792	46,208
6.500%, due 05/01/40	474,380	529,345
7.500%, due 11/01/26	4,093	4,101
8.000%, due 11/01/26	1,017	1,018
FNMA ARM
1 year CMT + 2.103%,
2.661%, due 05/01/30[1]	20,044	20,183
FNMA TBA
3.000%	17,100,000	16,079,899
4.000%	2,500,000	2,539,600
GNMA
3.000%, due 11/15/42	36,775	35,947
3.000%, due 02/15/43	422,972	413,449
3.000%, due 05/15/43	447,726	437,053
3.000%, due 06/15/43	155,535	151,827
3.000%, due 07/15/43	34,393	33,573
3.000%, due 01/15/45	280,567	271,950
3.000%, due 02/15/45	25,199	24,451
3.000%, due 07/15/45	424,557	411,949
3.000%, due 10/15/45	715,378	694,133
3.500%, due 11/15/42	374,880	377,967
3.500%, due 03/15/45	166,262	166,014
3.500%, due 04/15/45	169,316	169,063
4.000%, due 12/15/41	804,663	822,011
4.000%, due 01/15/47	38,255	38,921
4.000%, due 02/15/47	231,889	235,926
4.000%, due 04/15/47	394,847	400,707
4.000%, due 05/15/47	64,316	65,271

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 06/15/47	45,259	45,931
4.000%, due 07/15/47	90,438	91,780
4.000%, due 08/15/47	107,176	108,766
4.000%, due 12/15/47	33,763	34,264
4.000%, due 07/15/49	91,292	92,490
4.500%, due 09/15/39	273,594	289,874
4.500%, due 06/15/40	135,493	143,574
4.500%, due 12/15/45	10,205	10,940
4.500%, due 07/15/46	2,339	2,507
4.500%, due 08/15/46	8,197	8,784
4.500%, due 09/15/46	183,827	196,990
4.500%, due 10/15/46	304,019	325,789
4.500%, due 01/15/47	293,885	314,929
5.000%, due 12/15/34	14,982	15,171
5.000%, due 04/15/38	51,964	54,171
5.000%, due 12/15/39	4,073	4,293
5.000%, due 05/15/40	110,665	116,818
5.000%, due 05/15/41	33,202	34,316
5.500%, due 08/15/35	14,233	15,274
5.500%, due 02/15/38	1,099	1,185
5.500%, due 04/15/38	106,602	114,087
5.500%, due 05/15/38	90,589	97,112
5.500%, due 06/15/38	55,374	59,474
5.500%, due 10/15/38	287,849	309,051
5.500%, due 11/15/38	15,534	16,647
5.500%, due 12/15/38	3,357	3,606
5.500%, due 03/15/39	29,192	30,170
5.500%, due 05/15/39	25,490	27,326
5.500%, due 09/15/39	129,988	139,437
5.500%, due 01/15/40	4,372	4,648
5.500%, due 03/15/40	162,422	173,667
6.500%, due 02/15/29	227	238
6.500%, due 01/15/36	8,959	9,387
6.500%, due 09/15/36	77,600	83,823
6.500%, due 02/15/37	3,946	4,137
6.500%, due 04/15/37	4,756	5,232
6.500%, due 01/15/38	5,529	5,987
6.500%, due 06/15/38	18,881	20,588
6.500%, due 07/15/38	1,555	1,632
6.500%, due 11/15/38	2,940	3,375
8.000%, due 02/15/23	19	19
GNMA II
1 year CMT + 1.500%,
1.625%, due 08/20/25[1]	4,229	4,198

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 1.500%,
1.625%, due 09/20/25[1]	6,056	6,022
1 year CMT + 1.500%,
1.625%, due 08/20/26[1]	6,351	6,317
1 year CMT + 1.500%,
1.625%, due 07/20/27[1]	2,830	2,830
1 year CMT + 1.500%,
1.625%, due 07/20/30[1]	14,772	14,848
1 year CMT + 1.500%,
1.875%, due 06/20/22[1]	203	203
1 year CMT + 1.500%,
1.875%, due 04/20/24[1]	6,082	6,054
1 year CMT + 1.500%,
1.875%, due 04/20/26[1]	29,591	29,497
1 year CMT + 1.500%,
1.875%, due 06/20/26[1]	12,700	12,673
1 year CMT + 1.500%,
1.875%, due 04/20/27[1]	7,711	7,697
1 year CMT + 1.500%,
1.875%, due 04/20/30[1]	2,411	2,431
1 year CMT + 1.500%,
1.875%, due 05/20/30[1]	29,564	29,821
1 year CMT + 1.500%,
2.000%, due 01/20/23[1]	1,824	1,818
1 year CMT + 1.500%,
2.000%, due 03/20/23[1]	1,063	1,058
1 year CMT + 1.500%,
2.000%, due 01/20/24[1]	5,770	5,740
1 year CMT + 1.500%,
2.000%, due 01/20/25[1]	957	956
1 year CMT + 1.500%,
2.000%, due 02/20/25[1]	1,741	1,733
1 year CMT + 1.500%,
2.000%, due 05/20/25[1]	1,336	1,334
1 year CMT + 1.500%,
2.000%, due 03/20/26[1]	3,839	3,826
1 year CMT + 1.500%,
2.000%, due 09/20/26[1]	942	937
1 year CMT + 1.500%,
2.000%, due 01/20/27[1]	39,739	39,631
1 year CMT + 1.500%,
2.000%, due 02/20/27[1]	2,698	2,691
1 year CMT + 1.500%,
2.000%, due 04/20/27[1]	1,232	1,231
1 year CMT + 1.500%,
2.000%, due 08/20/27[1]	10,290	10,249

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 1.500%,
2.000%, due 01/20/28[1]	3,830	3,837
1 year CMT + 1.500%,
2.000%, due 02/20/28[1]	2,307	2,302
1 year CMT + 1.500%,
2.000%, due 04/20/30[1]	2,425	2,439
1 year CMT + 1.500%,
2.000%, due 05/20/30[1]	118,128	119,276
1 year CMT + 1.500%,
2.000%, due 07/20/30[1]	5,584	5,622
1 year CMT + 1.500%,
2.000%, due 08/20/30[1]	27,468	27,654
1 year CMT + 1.500%,
2.500%, due 03/20/25[1]	3,821	3,801
1 year CMT + 1.500%,
2.500%, due 07/20/30[1]	7,878	7,895
1 year CMT + 1.500%,
2.500%, due 08/20/30[1]	1,302	1,305
1 year CMT + 1.500%,
2.500%, due 10/20/30[1]	9,117	9,118
3.000%, due 09/20/47	574,698	554,755
3.000%, due 02/20/48	349,980	337,835
1 year CMT + 1.500%,
3.000%, due 05/20/25[1]	6,746	6,735
1 year CMT + 1.500%,
3.000%, due 06/20/25[1]	5,844	5,834
3.500%, due 04/20/45	4,485	4,461
3.500%, due 11/20/45	374,540	372,552
3.500%, due 04/20/46	425,678	422,677
3.500%, due 05/20/46	388,090	385,354
3.500%, due 04/20/47	357,099	354,389
3.500%, due 07/20/47	2,864,984	2,844,427
3.500%, due 08/20/47	287,197	285,018
3.500%, due 09/20/47	112,013	111,163
3.500%, due 11/20/47	388,104	385,160
3.500%, due 12/20/47	96,595	95,862
3.500%, due 01/20/48	1,747,822	1,734,335
3.500%, due 02/20/48	1,442,378	1,429,173
3.500%, due 03/20/48	2,170,448	2,147,428
3.500%, due 09/20/48	633,244	626,528
3.750%, due 05/20/30	402,101	402,851
4.000%, due 12/20/40	146,918	147,846
4.000%, due 07/20/41	45,618	46,740
4.000%, due 12/20/47	58,228	59,014
4.000%, due 01/20/48	150,608	152,641

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 03/20/48	255,768	260,969
4.000%, due 04/20/48	529,157	534,439
4.000%, due 05/20/48	169,532	171,501
4.000%, due 06/20/48	167,625	169,848
4.000%, due 07/20/48	49,675	50,341
4.500%, due 10/20/44	56,612	58,147
4.500%, due 08/20/45	91,246	95,661
4.500%, due 04/20/48	27,149	28,065
4.500%, due 05/20/48	76,463	79,041
4.500%, due 06/20/48	188,661	193,310
4.500%, due 10/20/48	173,390	174,044
4.500%, due 01/20/49	182,210	186,489
4.500%, due 02/20/49	316,016	323,803
5.000%, due 12/20/33	93,361	98,985
5.000%, due 01/20/34	49,690	52,684
5.000%, due 02/20/38	58,215	62,499
5.000%, due 04/20/38	69,102	74,278
5.000%, due 08/20/41	9,491	10,201
5.000%, due 12/20/42	12,607	13,539
5.000%, due 08/20/43	1,043,887	1,120,912
5.000%, due 09/20/48	123,157	129,580
5.000%, due 10/20/48	169,406	178,241
5.000%, due 11/20/48	289,956	304,864
5.000%, due 12/20/48	251,602	264,723
5.500%, due 09/20/48	34,285	35,363
6.000%, due 10/20/38	1,950	2,144
6.500%, due 09/20/32	681	710
6.500%, due 12/20/38	4,828	5,247
7.000%, due 03/20/28	26,311	26,865
9.000%, due 04/20/25	1,851	1,893
9.000%, due 12/20/26	1,271	1,308
9.000%, due 01/20/27	5,847	6,022
9.000%, due 09/20/30	844	870
9.000%, due 10/20/30	2,700	2,888
9.000%, due 11/20/30	3,323	3,446
GNMA II TBA
2.000%	6,700,000	6,058,756
3.000%	17,550,000	16,683,083
4.000%	1,550,000	1,545,685
4.500%	12,910,000	13,087,125
GNMA TBA
4.000%	2,000,000	2,012,840
UMBS TBA
1.500%	5,500,000	4,780,388

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
2.000%	51,650,000	45,646,872
2.500%[8]	114,525,000	104,556,728
3.000%[8]	5,450,000	5,281,488
3.500%[8]	46,500,000	44,966,523
4.000%[8]	1,700,000	1,684,238
5.000%	200,000	206,908
Total U.S. government agency obligations (cost—$446,215,912)		431,963,333
U.S. Treasury obligations —2.3%
U.S. Treasury Notes
1.375%, due 10/31/28[8]	2,400,000	2,174,250
1.375%, due 12/31/28[8]	3,200,000	2,895,000
1.875%, due 02/15/32[8]	1,100,000	1,004,437
Total U.S. Treasury obligations (cost—$6,592,675)		6,073,687

Number of shares
Short-term investments—0.9%
Investment companies —0.9%
State Street Institutional U.S. Government Money Market Fund, 0.290%[9] (cost —$2,400,184)	2,400,184	2,400,184

	Face amount($)
Short-term U.S. Treasury obligations —5.2%[9]
U.S. Treasury Bills
0.515%, due 06/21/22[8]	3,334,000	3,331,567
0.553%, due 06/14/22[8]	4,900,000	4,896,736

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Short-term U.S. Treasury obligations[9]—(concluded)
0.813%, due 07/28/22[8]	5,700,000	5,688,846
Total short-term U.S. Treasury obligations (cost—$13,917,149)		13,917,149

	Number of contracts	Notional amount
Options purchased—0.4%
Put options—0.4%
UMBS TBA, 2.500%, strike @ 69.00, expires 05/05/22 (Counterparty JPMCB)	20,000,000	USD	1,380,000,000	0
UMBS TBA, 2.500%, strike @ 94.84, expires 06/06/22 (Counterparty BOA)	2,000,000	USD	189,680,000	78,669
UMBS TBA, 2.500%, strike @ 94.89, expires 06/06/22 (Counterparty BOA)	2,000,000	USD	189,780,000	79,512
UMBS TBA, 2.500%, strike @ 96.52, expires 05/05/22 (Counterparty CITI)	3,000,000	USD	289,560,000	157,967
UMBS TBA, 2.500%, strike @ 96.72, expires 05/05/22 (Counterparty CITI)	2,500,000	USD	241,800,000	136,717
UMBS TBA, 2.500%, strike @ 96.75, expires 05/05/22 (Counterparty BOA)	2,500,000	USD	241,875,000	137,498
UMBS TBA, 2.500%, strike @ 97.16, expires 05/05/22 (Counterparty BOA)	3,000,000	USD	291,480,000	177,185
UMBS TBA, 2.500%, strike @ 97.25, expires 05/05/22 (Counterparty BOA)	2,500,000	USD	243,125,000	149,998
UMBS TBA, 2.500%, strike @ 97.30, expires 05/05/22 (Counterparty MSCI)	2,500,000	USD	243,250,000	151,169
UMBS TBA, 3.000%, strike @ 100.54, expires 05/05/22 (Counterparty CITI)	1,000,000	USD	100,540,000	62,500
UMBS TBA, 3.500%, strike @ 70.00, expires 06/06/22 (Counterparty JPMCB)	10,000,000	USD	700,000,000	0
UMBS TBA, 3.500%, strike @ 77.00, expires 06/06/22 (Counterparty CITI)	10,000,000	USD	770,000,000	0
Total options purchased (cost—$135,977)				1,131,215

Swaptions purchased—1.2%

Call swaptions—0.0%†
3 Month USD SOFR Interest Rate Swap, strike @ 1.795% expires 06/06/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/32	2,100,000	USD	2,100,000	306
3 Month USD SOFR Interest Rate Swap, strike @ 1.812% expires 06/06/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/32	1,000,000	USD	1,000,000	162

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaptions purchased—(continued)

Call swaptions—(concluded)
3 Month USD SOFR Interest Rate Swap, strike @ 1.821% expires 06/06/22 (Counterparty: DB; pay floating rate); underlying swap terminates 06/08/32	900,000	USD	900,000	155
3 Month USD SOFR Interest Rate Swap, strike @ 2.030% expires 06/06/22 (Counterparty: GSI; pay floating rate); underlying swap terminates 06/08/32	1,800,000	USD	1,800,000	1,088
				1,711

Put swaptions—1.2%

3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 05/02/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 05/04/25	27,000,000	USD	27,000,000	1,222,857
3 Month USD SOFR Interest Rate Swap, strike @ 2.240% expires 05/10/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/12/32	10,000,000	USD	10,000,000	416,397
3 Month USD SOFR Interest Rate Swap, strike @ 2.313% expires 07/06/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/08/32	27,400,000	USD	27,400,000	1,167,928
3 Month USD SOFR Interest Rate Swap, strike @ 2.314% expires 06/06/22 (Counterparty: GSI; pay floating rate); underlying swap terminates 06/08/32	1,900,000	USD	1,900,000	73,962
3 Month USD SOFR Interest Rate Swap, strike @ 2.314% expires 06/06/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/32	2,200,000	USD	2,200,000	85,641
3 Month USD SOFR Interest Rate Swap, strike @ 2.373% expires 06/06/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/32	1,900,000	USD	1,900,000	65,766
3 Month USD SOFR Interest Rate Swap, strike @ 2.385% expires 06/06/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/08/32	800,000	USD	800,000	26,980
3 Month USD SOFR Interest Rate Swap, strike @ 2.436% expires 06/06/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/08/32	1,000,000	USD	1,000,000	30,205
3 Month USD SOFR Interest Rate Swap, strike @ 2.451% expires 06/06/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/08/32	1,400,000	USD	1,400,000	40,884
3 Month USD SOFR Interest Rate Swap, strike @ 2.553% expires 06/13/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/15/32	4,000,000	USD	4,000,000	96,723
3 Month USD SOFR Interest Rate Swap, strike @ 3.200% expires 04/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/25/53	600,000	USD	600,000	17,047
3 Month USD SOFR Interest Rate Swap, strike @ 3.225% expires 04/20/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/24/53	600,000	USD	600,000	16,403
3 Month USD SOFR Interest Rate Swap, strike @ 3.273% expires 04/20/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/24/53	600,000	USD	600,000	15,356

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaptions purchased—(concluded)

Put swaptions—(concluded)
3 Month USD SOFR Interest Rate Swap, strike @ 3.348% expires 04/13/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/17/53	600,000	USD	600,000	13,543
30 Year USD SOFR Interest Rate Swap, strike @ 3.285% expires 04/14/23 (Counterparty: CITI; pay floating rate); underlying swap terminates 04/18/53	600,000	USD	600,000	14,859
				3,304,551

Total swaptions purchased
(cost—$418,425)				3,306,262
Total investments before investments sold short
(cost — $573,129,706) — 207.6%				557,463,692

	Face amount ($)	Value ($)
Investments sold short—(32.1)%

U.S. government agency obligations—(30.1)%
GNMA II TBA
2.500%	(8,900,000)	(8,239,053)
UMBS TBA
2.500%	(54,550,000)	(49,738,635)
3.000%	(4,100,000)	(3,864,238)
3.500%	(500,000)	(500,240)
4.000%	(17,575,000)	(17,467,634)
4.500%	(1,100,000)	(1,118,150)
Total U.S. government agency obligations (proceeds—$81,579,058)		(80,927,950)

U.S. Treasury obligations—(2.0)%
U.S. Treasury Notes
1.375%	(5,800,000)	(5,247,188)
Total U.S. Treasury obligations (proceeds—$5,451,513)		(5,247,188)
Total investments sold short (proceeds—$87,030,571)		(86,175,138)
Liabilities in excess of other assets—(75.5)%		(202,721,589)
Net assets—100.0%		$268,566,965

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Options written

								Unrealized
Notional		Number of			Expiration	Premiums	Current	appreciation
amount		contracts	Call options	Counterparty	date	received($)	value($)	(depreciation)($)
USD	327,005,000	3,500,000	UMBS TBA, 2.500%, strike @ 93.43	MSCI	06/06/22	25,156	(12,869)	12,287
USD	378,000,000	4,000,000	UMBS TBA, 2.500%, strike @ 94.50	BOA	06/06/22	27,500	(7,720)	19,780
USD	378,000,000	4,000,000	UMBS TBA, 2.500%, strike @ 94.50	JPMCB	06/06/22	28,438	(7,721)	20,717
USD	233,600,000	2,500,000	UMBS TBA, 2.500%, strike @ 93.44	CITI	06/06/22	17,578	(9,111)	8,467
USD	208,318,000	2,200,000	UMBS TBA, 2.500%, strike @ 94.69	MSCI	06/06/22	15,125	(3,768)	11,357
USD	388,640,000	4,000,000	UMBS TBA, 3.000%, strike @ 97.16	JPMCB	06/06/22	25,938	(6,313)	19,625
USD	213,994,000	2,200,000	UMBS TBA, 3.000%, strike @ 97.27	MSCI	06/06/22	13,578	(3,147)	10,431
USD	388,640,000	4,000,000	UMBS TBA, 3.000%, strike @ 97.16	BOA	06/06/22	25,000	(6,312)	18,688
USD	196,900,000	2,000,000	UMBS TBA, 3.500%, strike @ 98.45	CITI	06/06/22	7,812	(5,251)	2,561
USD	150,435,000	1,500,000	UMBS TBA, 4.000%, strike @ 100.29	CITI	07/07/22	7,266	(6,924)	342
USD	404,560,000	4,000,000	UMBS TBA, 4.000%, strike @ 101.14	BOA	07/07/22	21,250	(9,566)	11,684
USD	200,600,000	2,000,000	UMBS TBA, 4.100%, strike @ 100.30	BOA	07/07/22	9,687	(9,181)	506
USD	150,330,000	1,500,000	UMBS TBA, 4.100%, strike @ 100.22	JPMCB	07/07/22	7,383	(7,273)	110
USD	357,980,000	3,500,000	UMBS TBA, 4.500%, strike @ 102.28	CITI	07/07/22	10,937	(11,048)	(111)
Total						242,648	(106,204)	136,444

								Unrealized
Notional		Number of			Expiration	Premiums	Current	appreciation
amount		contracts	Put options	Counterparty	date	received($)	value($)	(depreciation)($)
USD	144,510,000	1,500,000	UMBS TBA, 2.500%, strike @ 96.34	CITI	05/05/22	8,672	(76,406)	(67,734)
USD	99,590,000	1,000,000	UMBS TBA, 3.000%, strike @ 99.59	CITI	05/05/22	3,906	(53,048)	(49,142)
USD	447,120,000	4,500,000	UMBS TBA, 3.000%, strike @ 99.36	BOA	05/05/22	17,578	(228,176)	(210,598)
USD	247,625,000	2,500,000	UMBS TBA, 3.000%, strike @ 99.05	CITI	05/05/22	11,719	(118,958)	(107,239)
USD	148,365,000	1,500,000	UMBS TBA, 3.000%, strike @ 98.91	JPMCB	05/05/22	7,969	(69,385)	(61,416)
USD	100,040,000	1,000,000	UMBS TBA, 3.000%, strike @ 100.04	CITI	05/05/22	6,328	(57,500)	(51,172)
USD	98,770,000	1,000,000	UMBS TBA, 3.000%, strike @ 98.77	JPMCB	05/05/22	5,312	(44,773)	(39,461)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Options written—(concluded)

Put options written—(concluded)

USD	147,945,000	1,500,000	UMBS TBA, 3.000%, strike @ 98.63	MSCI	05/05/22	8,320	(65,054)	(56,734)
USD	197,060,000	2,000,000	UMBS TBA, 3.000%, strike @ 98.53	MSCI	05/05/22	11,094	(84,868)	(73,774)
USD	99,100,000	1,000,000	UMBS TBA, 3.000%, strike @ 99.10	JPMCB	05/05/22	5,313	(48,130)	(42,817)
USD	98,780,000	1,000,000	UMBS TBA, 3.000%, strike @ 98.78	CITI	05/05/22	5,156	(44,929)	(39,773)
USD	99,540,000	1,000,000	UMBS TBA, 3.000%, strike @ 99.54	CITI	05/05/22	4,687	(52,501)	(47,814)
USD	195,240,000	2,000,000	UMBS TBA, 3.000%, strike @ 97.62	JPMCB	06/06/22	11,875	(72,867)	(60,992)
USD	194,900,000	2,000,000	UMBS TBA, 3.000%, strike @ 97.45	MSCI	06/06/22	11,875	(69,938)	(58,063)
USD	530,255,000	5,500,000	UMBS TBA, 3.000%, strike @ 96.41	JPMCB	06/06/22	34,160	(144,254)	(110,094)
USD	457,245,000	4,500,000	UMBS TBA, 3.500%, strike @ 101.61	CITI	05/05/22	18,281	(208,476)	(190,195)
USD	295,020,000	3,000,000	UMBS TBA, 3.500%, strike @ 98.34	BOA	06/06/22	13,828	(56,853)	(43,025)
USD	96,450,000	1,000,000	UMBS TBA, 3.500%, strike @ 96.45	CITI	06/06/22	5,391	(7,929)	(2,538)
USD	793,120,000	8,000,000	UMBS TBA, 3.500%, strike @ 99.14	BOA	06/06/22	33,750	(203,664)	(169,914)
USD	199,000,000	2,000,000	UMBS TBA, 3.500%, strike @ 99.50	CITI	06/06/22	8,438	(57,235)	(48,797)
USD	395,120,000	4,000,000	UMBS TBA, 3.500%, strike @ 98.78	BOA	06/06/22	17,188	(89,776)	(72,588)
USD	246,575,000	2,500,000	UMBS TBA, 3.500%, strike @ 98.63	JPMCB	06/06/22	14,453	(52,964)	(38,511)
USD	147,780,000	1,500,000	UMBS TBA, 3.500%, strike @ 98.52	BOA	06/06/22	8,320	(30,488)	(22,168)
USD	197,260,000	2,000,000	UMBS TBA, 3.500%, strike @ 98.63	CITI	06/06/22	11,563	(42,372)	(30,809)
USD	196,080,000	2,000,000	UMBS TBA, 3.500%, strike @ 98.04	JPMCB	06/06/22	12,031	(33,585)	(21,554)
USD	196,660,000	2,000,000	UMBS TBA, 3.500%, strike @ 98.33	CITI	06/06/22	9,531	(37,784)	(28,253)
USD	196,600,000	2,000,000	UMBS TBA, 4.000%, strike @ 98.30	BOA	07/07/22	12,500	(17,436)	(4,936)
USD	396,560,000	4,000,000	UMBS TBA, 4.000%, strike @ 99.14	BOA	07/07/22	27,500	(49,089)	(21,589)
USD	350,980,000	3,500,000	UMBS TBA, 4.500%, strike @ 100.28	CITI	07/07/22	17,227	(24,518)	(7,291)
Total						363,965	(2,142,956)	(1,778,991)
Total options written						606,613	(2,249,160)	(1,642,547)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	1,600	1,600,000	10 Year USD SOFR Interest Rate Swap strike @ 1.760%, terminating 05/09/32	GSI	Pay	05/05/22	16,800	(133,324)	(116,524)
USD	1,600	1,600,000	10 Year USD SOFR Interest Rate Swap strike @ 1.767%, terminating 05/09/32	CITI	Pay	05/05/22	16,960	(132,343)	(115,383)
USD	1,700	1,700,000	10 Year USD SOFR Interest Rate Swap strike @ 1.788%, terminating 05/09/32	CITI	Pay	05/05/22	18,020	(137,561)	(119,541)
USD	1,500	1,500,000	10 Year USD SOFR Interest Rate Swap strike @ 1.869%, terminating 05/09/32	CITI	Pay	05/05/22	15,150	(110,669)	(95,519)
USD	1,500	1,500,000	10 Year USD SOFR Interest Rate Swap strike @ 1.875%, terminating 05/09/32	CITI	Pay	05/05/22	15,150	(109,880)	(94,730)
USD	1,300	1,300,000	10 Year USD SOFR Interest Rate Swap strike @ 2.198%, terminating 06/08/32	CITI	Pay	06/06/22	13,793	(62,268)	(48,475)
USD	1,300	1,300,000	10 Year USD SOFR Interest Rate Swap strike @ 2.204%, terminating 06/08/32	CITI	Pay	06/06/22	13,793	(61,596)	(47,803)
USD	3,400	3,400,000	2 Year USD LIBOR Interest Rate Swap strike @ 3.750%, terminating 04/18/25	CITI	Pay	04/14/23	14,552	(19,965)	(5,413)
USD	3,400	3,400,000	2 Year USD SOFR Interest Rate Swap strike @ 3.750%, terminating 04/17/25	MSCI	Pay	04/13/23	12,240	(19,812)	(7,572)
USD	3,300	3,300,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/24/25	MSCI	Pay	04/20/23	13,200	(15,220)	(2,020)
USD	3,300	3,300,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/24/25	MSCI	Pay	04/20/23	14,520	(15,220)	(700)
USD	3,600	3,600,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/25/25	MSCI	Pay	04/21/23	19,152	(16,666)	2,486
Total swaptions written							183,330	(834,524)	(651,194)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	36,100	06/16/23	Quarterly	0.250	3 Month USD LIBOR	963,671	638,715
USD	29,000	06/16/24	Quarterly	0.250	3 Month USD LIBOR	1,672,348	964,515

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	10,800	04/29/23	At Maturity	0.200	12 Month US Federal Funds Effective Rate	219,148	145,752
USD	800	02/09/32	Quarterly	1.988	3 Month USD LIBOR	64,540	64,540
USD	27,000	03/03/25	Quarterly	1.350	3 Month USD LIBOR	1,216,191	1,216,191
USD	14,700	06/15/32	Annual	1.750	12 Month SOFR	1,245,217	142,279
USD	27,000	04/05/25	Quarterly	0.962	3 Month USD LIBOR	1,248,991	1,248,991
USD	1,900	06/16/28	Semi-Annual	3 Month USD LIBOR	0.500	(265,328)	(125,744)
USD	6,871	12/15/28	Annual	12 Month SOFR	1.250	(580,254)	(459,000)
USD	1,000	06/15/29	Annual	12 Month SOFR	1.750	(63,483)	(31,330)
USD	500	06/15/32	Annual	12 Month SOFR	1.750	(43,115)	(16,147)
USD	4,300	12/15/28	Semi-Annual	3 Month USD LIBOR	1.500	(368,680)	(294,110)
Total						5,309,246	3,494,652

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	38,926,044	168,238	39,094,282
Mortgage-backed securities	—	59,577,580	—	59,577,580
U.S. government agency obligations	—	431,963,333	—	431,963,333
U.S. Treasury obligations	—	6,073,687	—	6,073,687
Short-term investments	—	2,400,184	—	2,400,184
Short-term U.S. Treasury obligations	—	13,917,149	—	13,917,149
Options purchased	—	1,131,215	—	1,131,215
Swaptions purchased	—	3,306,262	—	3,306,262
Swap agreements	—	6,630,106	—	6,630,106
Total	—	563,925,560	168,238	564,093,798

Liabilities
Investments sold short	—	(86,175,138)	—	(86,175,138)
Options written	—	(2,249,160)	—	(2,249,160)
Swaptions written	—	(834,524)	—	(834,524)
Swap agreements	—	(1,320,860)	—	(1,320,860)
Total	—	(90,579,682)	—	(90,579,682)

At April 30, 2022, there were no transfers in or out of Level 3.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).
1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $57,994,784, represented 21.6% of the Portfolio's net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
7	Rate shown reflects annualized yield at the period end on zero coupon bond.
8	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
9	Rates shown reflect yield at April 30, 2022.
10	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—4.8%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[2]	435,810	430,896
CarMax Auto Owner Trust
2.810%, due 05/15/25	416,000	415,966
Cloud Pass-Through Trust,
Series 2019-1A, Class CLOU,
3.554%, due 12/05/22[2,3]	9,899	9,900
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD LIBOR + 1.100%,
1.189%, due 07/25/51[2,4]	69,961	69,580
Series 2021-B, Class A2,
1.760%, due 06/25/52[2]	87,435	80,753
Series 2021-C, Class A1,
1 mo. USD LIBOR + 0.900%,
0.993%, due 07/26/55[2,4]	252,807	250,822
Series 2021-C, Class A2,
2.320%, due 07/26/55[2]	127,347	117,216
Series 2021-C, Class B,
2.720%, due 07/26/55[2]	100,000	91,478
Credit Acceptance Auto Loan Trust,
Series 2019-3A, Class A,
2.380%, due 11/15/28[2]	277,831	278,152
Series 2020-2A, Class A,
1.370%, due 07/16/29[2]	180,000	177,988
Series 2021-2A, Class A,
0.960%, due 02/15/30[2]	540,000	519,276
Series 2021-3A, Class A,
1.000%, due 05/15/30[2]	280,000	268,010
Series 2021-4, Class A,
1.260%, due 10/15/30[2]	395,000	376,441
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[2]	23,270	22,708
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.480%,
0.569%, due 10/25/34[2,4]	19,599	19,586
Drive Auto Receivables Trust,
Series 2021-3, Class A2,
0.520%, due 01/15/25	1,199,201	1,190,846
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[2]	76,973	69,916

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[2]	34,067	33,827
Ford Credit Auto Lease Trust
2.780%, due 10/15/24	482,000	482,154
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[2]	206,912	182,482
Series 2021-5CS, Class A,
2.310%, due 10/20/48[2]	114,460	102,658
Lehman XS Trust,
Series 2005-6, Class 1A1,
1 mo. USD LIBOR + 0.520%,
0.609%, due 11/25/35[4]	82,093	74,862
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[2]	210,000	187,137
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[2]	180,000	161,732
Mosaic Solar Loans,
Series 2017-2A, Class C,
2.000%, due 06/22/43[2]	90,873	89,077
Series 2022-1A, Class A,
2.640%, due 01/20/53[2]	199,407	183,971
Navient Private Education Loan Trust,
Series 2020-IA, Class B,
2.950%, due 04/15/69[2]	100,000	86,756
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
1.140%, due 12/15/59[2,4]	182,988	181,871
Series 2021-A, Class A,
0.840%, due 05/15/69[2]	75,610	70,276
Series 2021-DA, Class A,
1.260%, due 04/15/60[2,4]	408,224	391,154
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[2]	38,061	38,297
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[2]	562,646	521,114
Series 2021-BA, Class AFL,
1 mo. USD LIBOR + 0.780%,
0.866%, due 04/20/62[2,4]	803,754	796,157

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2021-CA, Class AFL,
1 mo. USD LIBOR + 0.740%,
0.826%, due 04/20/62[2,4]	522,079	515,520
Prodigy Finance Ltd.,
Series 2021-1A, Class A,
1 mo. USD LIBOR + 1.250%,
1.339%, due 07/25/51[2,4]	316,091	313,242
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[2]	245,000	216,465
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[2]	116,700	113,402
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD LIBOR + 4.750%,
4.839%, due 10/15/41[2,4]	453,318	501,604
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.840%, due 10/15/35[2,4]	101,150	100,702
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
0.890%, due 02/15/36[2,4]	355,399	351,851
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.840%, due 11/15/35[2,4]	449,609	449,431
Series 2021-A, Class A2A1,
1 mo. USD LIBOR + 0.730%,
0.814%, due 01/15/53[2,4]	640,000	631,116
Series 2021-A, Class B,
2.310%, due 01/15/53[2]	100,000	91,905
Series 2021-C, Class APT1,
1.390%, due 01/15/53[2]	217,429	197,752
SoFi Professional Loan Program LLC,
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
1.289%, due 06/25/33[2,4]	14,699	14,706
Series 2018-A, Class A2B,
2.950%, due 02/25/42[2]	92,023	91,668
SoFi Professional Loan Program Trust,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[2]	122,030	118,213

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
Westlake Automobile Receivables Trust,
Series 2021-3A, Class A2,
0.570%, due 09/16/24[2]	1,372,621	1,360,069
Total asset-backed securities (cost—$13,379,530)		13,040,705

Commercial paper—13.1%
Australia & New Zealand Banking Group Ltd.
0.731%, due 05/26/22[5]	1,750,000	1,749,130
Bank of Montreal
0.234%, due 05/13/22[5]	3,155,000	3,154,279
Bank of Nova Scotia
0.250%, due 05/31/22	3,160,000	3,158,569
Canadian Imperial Bank of Commerce
0.250%, due 05/18/22	3,135,000	3,135,000
0.254%, due 05/16/22[5]	3,145,000	3,144,158
Credit Suisse AG
0.300%, due 06/01/22	3,140,000	3,138,550
DBS Bank Ltd.
0.254%, due 06/01/22[5]	2,500,000	2,498,240
MUFG Bank Ltd.
0.234%, due 05/13/22[5]	3,155,000	3,154,342
National Bank of Canada
0.254%, due 05/19/22[5]	3,145,000	3,143,850
Nordea Bank ABP
0.210%, due 06/17/22	3,005,000	3,002,541
Skandinaviska Enskilda Banken AB
0.250%, due 05/31/22	3,160,000	3,158,586
Svenska Handelsbanken AB
0.255%, due 05/24/22	3,130,000	3,129,210
Total commercial paper (cost—$35,577,392)		35,566,455

Corporate bonds—34.3%
Aerospace & defense—1.7%
BAE Systems Holdings, Inc.
3.800%, due 10/07/24[2]	316,000	314,839
3.850%, due 12/15/25[2]	82,000	80,992
General Dynamics Corp.
3.500%, due 04/01/27	226,000	223,835
3.750%, due 05/15/28	58,000	57,772
L3Harris Technologies, Inc.
3.850%, due 12/15/26	213,000	211,853

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
4.400%, due 06/15/28		250,000	249,995
Lockheed Martin Corp.
3.800%, due 03/01/45		139,000	128,817
3.900%, due 06/15/32		30,000	29,767
Series B,
6.150%, due 09/01/36		65,000	76,066
Northrop Grumman Corp.
2.930%, due 01/15/25		41,000	40,269
3.850%, due 04/15/45		66,000	59,069
4.030%, due 10/15/47		166,000	152,932
4.750%, due 06/01/43		27,000	27,419
Raytheon Technologies Corp.
2.375%, due 03/15/32		62,000	53,289
2.820%, due 09/01/51		10,000	7,400
3.030%, due 03/15/52		160,000	123,422
3.750%, due 11/01/46		28,000	24,764
4.125%, due 11/16/28		242,000	242,167
4.200%, due 12/15/44		75,000	70,384
4.500%, due 06/01/42		18,000	17,835
4.625%, due 11/16/48		224,000	228,211
7.000%, due 11/01/28		24,000	27,397
7.200%, due 08/15/27		54,000	61,538
TransDigm, Inc.
8.000%, due 12/15/25[2]		1,949,000	2,028,558
			4,538,590
Agriculture—0.5%
Altria Group, Inc.
4.800%, due 02/14/29		49,000	48,531
5.800%, due 02/14/39		351,000	347,639
6.200%, due 02/14/59		13,000	12,985
BAT Capital Corp.
2.764%, due 08/15/22		195,000	195,254
3.215%, due 09/06/26		41,000	38,755
5.282%, due 04/02/50		247,000	219,423
BAT International Finance PLC
1.250%, due 03/13/27[6]	EUR	100,000	97,199
Imperial Brands Finance Netherlands BV
1.750%, due 03/18/33[6]	EUR	100,000	85,639
Philip Morris International, Inc.
1.875%, due 11/06/37	EUR	200,000	163,672

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
Viterra Finance BV
0.375%, due 09/24/25[6]	EUR	120,000	116,901
			1,325,998
Airlines—0.6%
Air Canada Pass-Through Trust,
Series 2017-1AA,
3.300%, due 01/15/30[2]		45,965	43,434
Series 2017-1B,
3.700%, due 01/15/26[2]		657	625
American Airlines Pass-Through Trust,
Series AA,
3.000%, due 10/15/28		96,336	88,529
Series AA,
3.150%, due 02/15/32		106,989	96,316
Series AA,
3.200%, due 06/15/28		42,048	39,428
Series AA,
3.575%, due 01/15/28		51,669	48,999
Series AA,
3.600%, due 09/22/27		40,084	38,273
Series AA,
3.650%, due 02/15/29		31,058	29,429
Series B,
4.375%, due 06/15/24[2]		71,500	67,783
Series B,
4.400%, due 09/22/23		135,837	131,936
Series B,
4.950%, due 02/15/25		362,245	344,640
Series B,
5.250%, due 01/15/24		36,962	36,149
Delta Airlines Pass-Through Trust,
Series AA,
2.000%, due 06/10/28		59,170	52,986
Series AA,
3.204%, due 04/25/24		101,000	99,417
United Airlines Pass-Through Trust,
Series 20-1,
5.875%, due 10/15/27		101,621	103,734
Series AA,
2.700%, due 05/01/32		46,779	41,649
Series AA,
2.875%, due 10/07/28		57,159	52,986

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series AA,
3.100%, due 07/07/28		4,575	4,270
Series AA,
3.450%, due 12/01/27		34,501	33,432
Series AA,
3.500%, due 03/01/30		16,678	15,448
Series AA,
4.150%, due 08/25/31		59,725	58,373
Series B,
3.500%, due 05/01/28		68,518	62,409
Series B,
3.650%, due 10/07/25		6,760	6,311
Series B,
4.600%, due 03/01/26		47,631	45,597
Series B,
4.625%, due 09/03/22		167,858	168,520
Series B,
4.875%, due 01/15/26		33,200	32,083
			1,742,756
Apparel—0.1%
Hanesbrands, Inc.
4.875%, due 05/15/26[2,7]		160,000	156,400

Auto manufacturers—0.7%
American Honda Finance Corp.
1.375%, due 11/10/22	EUR	120,000	127,571
General Motors Financial Co., Inc.
4.000%, due 01/15/25		113,000	112,638
4.350%, due 04/09/25		53,000	53,198
Hyundai Capital America
2.375%, due 02/10/23[2]		365,000	363,094
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]		200,000	199,725
3.750%, due 03/05/23[2]		350,000	351,487
Nissan Motor Co. Ltd.
4.810%, due 09/17/30[2]		461,000	431,984
Traton Finance Luxembourg SA
0.125%, due 11/10/24[6]	EUR	100,000	101,207

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Volkswagen Group of America Finance LLC
2.700%, due 09/26/22[2]		290,000	289,910
			2,030,814
Banks—9.3%
Banco de Sabadell SA
(fixed, converts to FRN on 03/11/26),
1.125%, due 03/11/27[6]	EUR	200,000	200,387
Bank of America Corp.
(fixed, converts to FRN on 04/22/24),
0.976%, due 04/22/25		88,000	83,133
(fixed, converts to FRN on 10/24/25),
1.197%, due 10/24/26		264,000	238,223
(fixed, converts to FRN on 06/19/25),
1.319%, due 06/19/26		849,000	777,972
(fixed, converts to FRN on 07/22/26),
1.734%, due 07/22/27		387,000	347,287
(fixed, converts to FRN on 07/23/30),
1.898%, due 07/23/31		78,000	63,734
(fixed, converts to FRN on 10/24/30),
1.922%, due 10/24/31		136,000	110,584
(fixed, converts to FRN on 02/13/25),
2.015%, due 02/13/26		181,000	171,257
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31		70,000	60,034
(fixed, converts to FRN on 02/04/27),
2.551%, due 02/04/28		223,000	205,974
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32		10,000	8,448
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31		127,000	109,655
(fixed, converts to FRN on 10/22/29),
2.884%, due 10/22/30		106,000	94,695
(fixed, converts to FRN on 02/04/32),
2.972%, due 02/04/33		398,000	346,320
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23		549,000	547,713
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30		836,000	764,397
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26		366,000	357,982
(fixed, converts to FRN on 04/02/25),
3.384%, due 04/02/26		391,000	382,505
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28		263,000	248,848

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24		160,000	160,102
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28		840,000	816,640
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29		144,000	139,246
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28		350,000	349,345
4.450%, due 03/03/26		62,000	62,074
(fixed, converts to FRN on 04/27/32),
4.571%, due 04/27/33		360,000	358,399
Series FF,
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[8]		140,000	134,022
Series L,
3.950%, due 04/21/25		16,000	15,917
Bank of New York Mellon Corp.,
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[8]		185,000	172,975
Barclays PLC
(fixed, converts to FRN on 08/09/28),
0.577%, due 08/09/29[6]	EUR	100,000	91,287
(fixed, converts to FRN on 03/10/31),
2.667%, due 03/10/32		216,000	179,958
(fixed, converts to FRN on 04/02/24),
3.375%, due 04/02/25[6]	EUR	100,000	108,567
BNP Paribas SA
(fixed, converts to FRN on 04/13/26),
0.250%, due 04/13/27[6]	EUR	200,000	194,428
(fixed, converts to FRN on 01/19/29),
0.500%, due 01/19/30[6]	EUR	200,000	182,127
(fixed, converts to FRN on 01/20/27),
2.591%, due 01/20/28[2]		200,000	182,039
BPCE SA
0.625%, due 04/28/25[6]	EUR	100,000	102,651
Citigroup, Inc.
(fixed, converts to FRN on 01/25/25),
2.014%, due 01/25/26		410,000	387,611
(fixed, converts to FRN on 05/01/31),
2.561%, due 05/01/32		147,000	124,084
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31		1,198,000	1,027,804
(fixed, converts to FRN on 01/25/32),
3.057%, due 01/25/33		42,000	36,673

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[8]		331,000	298,999
Series VAR,
(fixed, converts to FRN on 02/24/27),
3.070%, due 02/24/28		742,000	697,046
Credit Suisse Group AG
(fixed, converts to FRN on 04/02/25),
3.250%, due 04/02/26[6]	EUR	200,000	212,997
Credit Suisse Group Funding Guernsey Ltd.
3.800%, due 09/15/22		465,000	467,636
Danske Bank A/S
(fixed, converts to FRN on 09/10/26),
1.549%, due 09/10/27[2]		280,000	248,040
5.375%, due 01/12/24[6]		218,000	222,348
Deutsche Bank AG
(fixed, converts to FRN on 04/01/24),
1.447%, due 04/01/25		204,000	192,717
1.686%, due 03/19/26		210,000	191,619
4.100%, due 01/13/26[7]		45,000	44,521
Goldman Sachs Group Inc
(fixed, converts to FRN on 02/24/27),
2.640%, due 02/24/28		275,000	252,703
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 09/10/23),
0.657%, due 09/10/24		185,000	177,531
3 mo. USD LIBOR + 1.170%,
1.326%, due 05/15/26[4]		244,000	244,923
(fixed, converts to FRN on 10/21/31),
2.650%, due 10/21/32		33,000	27,837
3.000%, due 03/15/24		275,000	272,804
(fixed, converts to FRN on 02/24/32),
3.102%, due 02/24/33		390,000	340,824
3.500%, due 04/01/25		805,000	792,841
3.500%, due 11/16/26		109,000	106,291
(fixed, converts to FRN on 03/15/27),
3.615%, due 03/15/28		578,000	554,676
3.750%, due 05/22/25		273,000	271,872
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38		0	—
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/26),
2.251%, due 11/22/27		272,000	246,040
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/22/26),
1.578%, due 04/22/27		184,000	166,450

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 03/13/25),
2.005%, due 03/13/26		502,000	472,926
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[7]		275,000	258,882
(fixed, converts to FRN on 01/25/32),
2.963%, due 01/25/33		98,000	86,218
(fixed, converts to FRN on 05/06/29),
3.702%, due 05/06/30		51,000	48,471
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28		793,000	769,459
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27		495,000	489,791
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29		196,000	191,178
(fixed, converts to FRN on 04/26/25),
4.080%, due 04/26/26		630,000	628,402
(fixed, converts to FRN on 12/05/28),
4.452%, due 12/05/29		211,000	209,001
(fixed, converts to FRN on 04/26/32),
4.586%, due 04/26/33		110,000	110,498
KBC Group N.V.
1.125%, due 01/25/24[6]	EUR	100,000	105,847
Lloyds Banking Group PLC
4.375%, due 03/22/28		214,000	211,683
(fixed, converts to FRN on 03/18/25),
4.500%, due 03/18/30[6]	EUR	100,000	109,745
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/08/30),
1.979%, due 09/08/31		201,000	164,273
(fixed, converts to FRN on 05/25/25),
2.226%, due 05/25/26		308,000	291,251
(fixed, converts to FRN on 09/13/24),
2.555%, due 09/13/25		200,000	193,914
Morgan Stanley
(fixed, converts to FRN on 01/25/23),
0.529%, due 01/25/24		240,000	235,017
(fixed, converts to FRN on 04/05/23),
0.731%, due 04/05/24		60,000	58,421
(fixed, converts to FRN on 07/20/26),
1.512%, due 07/20/27		163,000	145,104
(fixed, converts to FRN on 05/04/26),
1.593%, due 05/04/27		621,000	558,410
(fixed, converts to FRN on 02/13/31),
1.794%, due 02/13/32		173,000	138,700

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 07/21/31),
2.239%, due 07/21/32		138,000	113,909
(fixed, converts to FRN on 10/20/31),
2.511%, due 10/20/32		25,000	21,017
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31		70,000	61,521
(fixed, converts to FRN on 01/21/32),
2.943%, due 01/21/33		87,000	75,840
3.625%, due 01/20/27		263,000	256,474
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29		984,000	948,718
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30		894,000	884,663
OP Corporate Bank PLC
(fixed, converts to FRN on 06/09/25),
1.625%, due 06/09/30[6]	EUR	300,000	305,055
Santander UK Group Holdings PLC
(fixed, converts to FRN on 11/15/23),
4.796%, due 11/15/24		296,000	299,659
State Street Corp.,
Series F,
3 mo. USD LIBOR + 3.597%,
3.713%, due 06/15/22[7,8]		44,000	43,772
Series H,
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[7,8]		175,000	167,242
Sumitomo Mitsui Financial Group, Inc.
2.784%, due 07/12/22		5,000	5,012
3.544%, due 01/17/28		135,000	130,119
3.944%, due 07/19/28		47,000	45,810
Wachovia Corp.
(fixed, converts to FRN on 04/25/52),
4.611%, due 04/25/53		85,000	83,689
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30		50,000	44,818
(fixed, converts to FRN on 03/24/27),
3.526%, due 03/24/28		119,000	114,224
(fixed, converts to FRN on 04/25/25),
3.908%, due 04/25/26		320,000	317,750

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
4.150%, due 01/24/29		45,000	44,456
			25,416,751
Beverages—0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36		877,000	867,936
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 01/23/29		111,000	114,233
Pernod Ricard SA
0.000%, due 10/24/23[6,9]	EUR	100,000	104,455
Suntory Holdings Ltd.
2.250%, due 10/16/24[2]		380,000	364,059
			1,450,683
Biotechnology—0.2%
Amgen, Inc.
4.200%, due 02/22/52		24,000	21,606
4.400%, due 05/01/45		146,000	135,697
Biogen, Inc.
3.150%, due 05/01/50		91,000	63,320
Gilead Sciences, Inc.
4.800%, due 04/01/44		193,000	189,582
			410,205
Building materials—0.0%†
Carrier Global Corp.
2.242%, due 02/15/25		6,000	5,744

Chemicals—0.2%
Air Products & Chemicals, Inc.
2.800%, due 05/15/50		60,000	47,005
Dow Chemical Co.
5.550%, due 11/30/48		65,000	71,009
DuPont de Nemours, Inc.
4.493%, due 11/15/25		245,000	249,297
Ecolab, Inc.
2.750%, due 08/18/55		65,000	47,579
LYB International Finance III LLC
4.200%, due 05/01/50		80,000	69,708
Sherwin-Williams Co.
4.500%, due 06/01/47		37,000	35,308

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Westlake Corp.
3.375%, due 08/15/61		49,000	35,136
			555,042
Commercial services—0.5%
ADT Security Corp.
4.125%, due 06/15/23		355,000	352,870
Amadeus IT Group SA
2.875%, due 05/20/27[6]	EUR	100,000	109,003
Global Payments, Inc.
2.900%, due 05/15/30		58,000	51,060
3.200%, due 08/15/29		275,000	250,154
Moody's Corp.
3.100%, due 11/29/61		70,000	49,621
3.750%, due 02/25/52		49,000	41,692
RELX Capital, Inc.
3.000%, due 05/22/30		216,000	194,725
S&P Global, Inc.
4.750%, due 08/01/28[2]		205,000	212,621
			1,261,746
Computers—0.3%
Dell International LLC / EMC Corp.
3.450%, due 12/15/51[2]		55,000	38,783
Dell International LLC/EMC Corp.
8.350%, due 07/15/46		11,000	14,679
HP, Inc.
2.650%, due 06/17/31[7]		41,000	33,854
International Business Machines Corp.
3.430%, due 02/09/52		144,000	118,423
Leidos, Inc.
4.375%, due 05/15/30		451,000	435,721
Seagate HDD Cayman
4.091%, due 06/01/29		138,000	122,475
Western Digital Corp.
2.850%, due 02/01/29		198,000	175,367
			939,302
Distribution & wholesale—0.0%†
IMCD NV
2.125%, due 03/31/27[6]	EUR	100,000	103,290

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—0.4%
Air Lease Corp.
2.625%, due 07/01/22	215,000	215,285
Capital One Financial Corp.
3.800%, due 01/31/28	79,000	75,924
Charles Schwab Corp.,
Series E,
3 mo. USD LIBOR + 3.315%,,
4.625%, due 06/01/22[8]	190,000	187,891
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[7,8]	165,000	149,614
Intercontinental Exchange, Inc.
2.100%, due 06/15/30	122,000	105,461
Nomura Holdings, Inc.
2.999%, due 01/22/32[7]	344,000	297,385
		1,031,560
Electric—2.5%
AEP Texas, Inc.
3.450%, due 05/15/51	96,000	75,664
Series H,
3.450%, due 01/15/50	102,000	81,306
AEP Transmission Co. LLC
3.150%, due 09/15/49	95,000	74,220
3.750%, due 12/01/47	64,000	56,525
4.250%, due 09/15/48	25,000	23,796
Alabama Power Co.
3.450%, due 10/01/49	42,000	34,461
4.150%, due 08/15/44	97,000	90,104
Ameren Illinois Co.
3.250%, due 03/15/50	110,000	89,438
American Transmission Systems, Inc.
2.650%, due 01/15/32[2]	106,000	92,195
Baltimore Gas & Electric Co.
3.500%, due 08/15/46	36,000	30,499
3.750%, due 08/15/47	204,000	179,851
CenterPoint Energy Houston Electric LLC,
Series AF,
3.350%, due 04/01/51	112,000	95,756
Series AH,
3.600%, due 03/01/52	20,000	17,706
Consumers Energy Co.
2.650%, due 08/15/52	5,000	3,659
3.250%, due 08/15/46	73,000	61,752

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
3.500%, due 08/01/51		191,000	165,844
DTE Electric Co.
3.950%, due 03/01/49		120,000	110,808
Series B,
3.650%, due 03/01/52		39,000	34,594
Duke Energy Carolinas LLC
3.875%, due 03/15/46		162,000	146,805
Duke Energy Florida LLC
1.750%, due 06/15/30		144,000	121,478
2.500%, due 12/01/29		438,000	395,909
3.000%, due 12/15/51		25,000	19,690
4.200%, due 07/15/48		38,000	35,736
Duke Energy Ohio, Inc.
3.650%, due 02/01/29		110,000	106,307
Duke Energy Progress LLC
2.500%, due 08/15/50		15,000	10,721
2.900%, due 08/15/51		56,000	43,120
3.700%, due 09/01/28		15,000	14,811
4.100%, due 05/15/42		131,000	122,571
4.100%, due 03/15/43		40,000	37,737
Edison International
5.750%, due 06/15/27		83,000	86,008
Entergy Louisiana LLC
1.600%, due 12/15/30		129,000	106,036
2.900%, due 03/15/51		35,000	26,861
4.200%, due 09/01/48		35,000	33,452
ESB Finance DAC
3.494%, due 01/12/24[6]	EUR	—	0
Exelon Corp.
4.700%, due 04/15/50		70,000	68,025
5.625%, due 06/15/35		99,000	105,300
FirstEnergy Corp.
2.050%, due 03/01/25		29,000	27,332
2.650%, due 03/01/30		153,000	129,749
Series C,
3.400%, due 03/01/50		111,000	82,695
FirstEnergy Transmission LLC
4.350%, due 01/15/25[2]		202,000	201,570
4.550%, due 04/01/49[2]		125,000	107,722
5.450%, due 07/15/44[2]		60,000	58,929
Florida Power & Light Co.
2.875%, due 12/04/51		60,000	46,969
3.150%, due 10/01/49		225,000	186,164

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
3.950%, due 03/01/48	97,000	91,667
5.250%, due 02/01/41	5,000	5,443
5.650%, due 02/01/37	7,000	7,875
Kallpa Generacion SA
4.125%, due 08/16/27[2]	200,000	185,537
MidAmerican Energy Co.
3.100%, due 05/01/27	105,000	101,976
3.150%, due 04/15/50	70,000	56,744
3.650%, due 04/15/29	204,000	201,230
3.650%, due 08/01/48	34,000	30,519
NextEra Energy Operating Partners LP
4.250%, due 07/15/24[2]	495,000	491,382
Northern States Power Co.
2.600%, due 06/01/51	121,000	90,187
2.900%, due 03/01/50	30,000	23,465
3.200%, due 04/01/52	44,000	36,609
NRG Energy, Inc.
2.450%, due 12/02/27[2]	120,000	106,293
4.450%, due 06/15/29[2]	74,000	70,898
Ohio Power Co.
4.000%, due 06/01/49	23,000	20,393
Series R,
2.900%, due 10/01/51	74,000	54,445
Oncor Electric Delivery Co. LLC
3.100%, due 09/15/49	50,000	40,375
3.700%, due 11/15/28	153,000	151,941
3.800%, due 09/30/47	28,000	25,836
Pacific Gas and Electric Co.
2.500%, due 02/01/31	11,000	8,706
3.250%, due 06/01/31	56,000	46,973
4.950%, due 07/01/50	81,000	67,540
PECO Energy Co.
3.050%, due 03/15/51	98,000	78,075
Public Service Electric & Gas Co.
2.050%, due 08/01/50	55,000	36,691
3.650%, due 09/01/28	42,000	41,527
Southern California Edison Co.,
Series 20C,
1.200%, due 02/01/26	50,000	44,912
Series A,
4.200%, due 03/01/29	28,000	27,510
Series E,
3.700%, due 08/01/25	422,000	420,961

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Southwestern Public Service Co.,
Series 8,
3.150%, due 05/01/50		91,000	72,897
Tampa Electric Co.
4.200%, due 05/15/45		42,000	39,107
4.450%, due 06/15/49		59,000	57,339
Virginia Electric and Power Co.,
Series A,
6.000%, due 05/15/37		144,000	164,218
Series B,
4.200%, due 05/15/45		62,000	57,764
Vistra Operations Co. LLC
4.300%, due 07/15/29[2]		262,000	243,325
			6,840,235
Electronics—0.1%
Agilent Technologies, Inc.
2.300%, due 03/12/31		101,000	84,808
Amphenol Technologies Holding GmbH
0.750%, due 05/04/26[6]	EUR	135,000	137,065
			221,873
Engineering & construction—0.1%
Cellnex Finance Co. SA
2.250%, due 04/12/26[6]	EUR	200,000	205,251

Environmental control—0.0%†
Republic Services, Inc.
3.375%, due 11/15/27		88,000	85,328
Waste Management, Inc.
2.950%, due 06/01/41		19,000	15,549
			100,877
Food—0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		140,000	127,750
3.500%, due 02/15/23[2]		128,000	127,667

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food—(concluded)
Mondelez International, Inc.
2.750%, due 04/13/30		33,000	29,483
			284,900
Forest Products & Paper—0.0%†
Georgia-Pacific LLC
0.950%, due 05/15/26[2]		62,000	55,888
International Paper Co.
4.800%, due 06/15/44		54,000	53,157
			109,045
Gas—0.1%
Atmos Energy Corp.
4.125%, due 10/15/44		29,000	27,003
CenterPoint Energy Resources Corp.
1.750%, due 10/01/30		185,000	153,134
Piedmont Natural Gas Co., Inc.
2.500%, due 03/15/31		75,000	64,949
3.500%, due 06/01/29		87,000	82,548
			327,634
Healthcare-products—0.2%
Baxter International, Inc.
2.539%, due 02/01/32[2]		36,000	30,675
Boston Scientific Corp.
2.650%, due 06/01/30		73,000	64,859
DH Europe Finance II Sarl
0.200%, due 03/18/26	EUR	130,000	129,712
Thermo Fisher Scientific, Inc.
2.000%, due 10/15/31		270,000	226,989
			452,235
Healthcare-services—1.1%
AHS Hospital Corp.,
Series 2021,
2.780%, due 07/01/51		40,000	29,753
Anthem, Inc.
2.950%, due 12/01/22		296,000	297,060
4.550%, due 03/01/48		54,000	52,441
City of Hope,
Series 2013,
5.623%, due 11/15/43		70,000	77,191

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
CommonSpirit Health
2.782%, due 10/01/30		57,000	50,363
3.910%, due 10/01/50		110,000	95,900
Duke University Health System, Inc.,
Series 2017,
3.920%, due 06/01/47		145,000	135,900
Fresenius Finance Ireland PLC
0.875%, due 10/01/3[6]	EUR	60,000	53,551
HCA, Inc.
3.625%, due 03/15/32[2]		596,000	534,141
4.625%, due 03/15/52[2]		71,000	61,973
5.250%, due 04/15/25		785,000	808,640
5.250%, due 06/15/26		53,000	54,620
Humana, Inc.
1.350%, due 02/03/27		70,000	61,822
4.500%, due 04/01/25		116,000	118,293
Kaiser Foundation Hospitals
4.875%, due 04/01/42		195,000	208,798
Methodist Hospital,
Series 20A,
2.705%, due 12/01/50		32,000	23,616
Sutter Health,
Series 20A,
2.294%, due 08/15/30		20,000	17,184
UnitedHealth Group, Inc.
3.750%, due 10/15/47		77,000	68,975
4.250%, due 06/15/48		160,000	155,180
			2,905,401
Home builders—0.0%†
D.R. Horton, Inc.
1.300%, due 10/15/26		40,000	35,450
2.600%, due 10/15/25		36,000	34,465
			69,915
Insurance—0.3%
American International Group, Inc.
4.375%, due 06/30/50		78,000	75,356
4.800%, due 07/10/45		117,000	116,738
Aon Corp.
2.800%, due 05/15/30		361,000	321,124

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Aon Corp./Aon Global Holdings PLC
3.900%, due 02/28/52		5,000	4,311
Hartford Financial Services Group, Inc.
4.300%, due 04/15/43		30,000	27,746
Marsh & McLennan Cos., Inc.
2.250%, due 11/15/30		53,000	45,910
4.375%, due 03/15/29		240,000	242,442
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]		47,000	44,338
			877,965
Internet—0.4%
Amazon.com, Inc.
4.100%, due 04/13/62		120,000	114,538
Netflix, Inc.
5.750%, due 03/01/24		484,000	502,150
Tencent Holdings Ltd.
2.985%, due 01/19/23[2]		200,000	199,600
Twitter, Inc.
3.875%, due 12/15/27[2,7]		286,000	280,367
			1,096,655
Investment companies—0.2%
Ares Capital Corp.
2.150%, due 07/15/26		156,000	138,368
4.250%, due 03/01/25		175,000	172,310
Blackstone Private Credit Fund
3.250%, due 03/15/27[2]		209,000	187,401
4.000%, due 01/15/29[2]		149,000	133,501
			631,580
Machinery-diversified—0.1%
Highland Holdings Sarl
0.318%, due 12/15/26	EUR	140,000	136,456
KION Group AG
1.625%, due 09/24/25[6]	EUR	100,000	103,404
			239,860
Media—1.8%
AMC Networks, Inc.
5.000%, due 04/01/24		362,000	358,373

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		32,000	27,268
3.850%, due 04/01/61		32,000	21,806
3.950%, due 06/30/62[7]		175,000	120,237
4.400%, due 04/01/33		171,000	155,879
4.400%, due 12/01/61		68,000	50,833
4.800%, due 03/01/50		376,000	308,044
6.484%, due 10/23/45		570,000	574,505
Comcast Corp.
2.650%, due 02/01/30		297,000	268,553
3.400%, due 07/15/46		172,000	142,429
3.969%, due 11/01/47		80,000	71,709
4.000%, due 08/15/47		72,000	64,992
4.200%, due 08/15/34		69,000	67,551
4.250%, due 10/15/30		20,000	20,074
Cox Communications, Inc.
3.600%, due 06/15/51[2]		44,000	34,725
4.800%, due 02/01/35[2]		4,000	3,913
Discovery Communications LLC
1.900%, due 03/19/27	EUR	225,000	228,524
Dish DBS Corp.
5.875%, due 07/15/22		2,151,000	2,153,560
FactSet Research Systems, Inc.
3.450%, due 03/01/32		134,000	122,942
Informa PLC
2.125%, due 10/06/25[6]	EUR	130,000	136,478
Paramount Global
4.375%, due 03/15/43		53,000	43,806
			4,976,201
Mining—0.4%
Anglo American Capital PLC
4.000%, due 09/11/27[2]		227,000	221,183
4.750%, due 04/10/27[2]		220,000	220,587
Glencore Funding LLC
1.625%, due 04/27/26[2]		248,000	224,477
2.500%, due 09/01/30[2]		185,000	155,350
2.625%, due 09/23/31[2]		80,000	66,793
2.850%, due 04/27/31[2]		56,000	47,839

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mining—(concluded)
3.375%, due 09/23/51[2]		41,000	30,320
			966,549
Miscellaneous manufacturers—0.2%
General Electric Co.
2.700%, due 10/09/22		250,000	250,598
Series A,
6.750%, due 03/15/32		78,000	91,118
Parker-Hannifin Corp.
3.250%, due 06/14/29		92,000	85,942
			427,658
Oil & gas—1.2%
BP Capital Markets America, Inc.
3.001%, due 03/17/52		100,000	74,880
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/26),
3.250%, due 03/22/26[6,8]	EUR	135,000	136,783
Cenovus Energy, Inc.
3.750%, due 02/15/52[7]		5,000	3,987
5.400%, due 06/15/47		24,000	24,337
Devon Energy Corp.
4.500%, due 01/15/30		15,000	14,654
4.750%, due 05/15/42		41,000	38,999
5.000%, due 06/15/45[7]		24,000	23,364
5.850%, due 12/15/25		122,000	129,331
5.875%, due 06/15/28		2,000	2,095
Diamondback Energy, Inc.
3.125%, due 03/24/31		194,000	173,120
3.250%, due 12/01/26		228,000	221,631
3.500%, due 12/01/29		227,000	212,863
4.400%, due 03/24/51[7]		286,000	256,785
Eni SpA,
Series NC9,
(fixed, converts to FRN on 05/11/30),
2.750%, due 02/11/30[6,8]	EUR	100,000	88,880
Exxon Mobil Corp.
1.408%, due 06/26/39	EUR	170,000	141,804
Hess Corp.
5.800%, due 04/01/47		24,000	25,330
Marathon Oil Corp.
6.600%, due 10/01/37		79,000	88,466

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Ovintiv Exploration, Inc.
5.625%, due 07/01/24		396,000	411,528
Suncor Energy, Inc.
6.800%, due 05/15/38		24,000	27,965
TotalEnergies Capital International SA
2.125%, due 03/15/23[6]	EUR	100,000	107,418
TotalEnergies SE
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[6,8]	EUR	100,000	102,594
Viper Energy Partners LP
5.375%, due 11/01/27[2]		955,000	950,874
			3,257,688
Packaging & containers—0.2%
Amcor Flexibles North America, Inc.
2.690%, due 05/25/31		113,000	98,135
Ball Corp.
2.875%, due 08/15/30		195,000	163,975
Sealed Air Corp.
4.000%, due 12/01/27[2]		155,000	145,700
			407,810
Pharmaceuticals—0.9%
AbbVie, Inc.
2.900%, due 11/06/22		555,000	556,473
4.300%, due 05/14/36		54,000	52,208
4.500%, due 05/14/35		519,000	512,754
4.625%, due 10/01/42		4,000	3,839
Becton Dickinson and Co.
1.401%, due 05/24/23	EUR	100,000	106,283
Bristol-Myers Squibb Co.
3.700%, due 03/15/52		33,000	29,244
Cigna Corp.
3.400%, due 03/01/27		146,000	141,923
CVS Health Corp.
3.000%, due 08/15/26		138,000	133,680
3.625%, due 04/01/27		69,000	67,850
5.125%, due 07/20/45		227,000	227,196
Merck KGaA,
(fixed, converts to FRN on 12/18/24),
1.625%, due 06/25/79[6]	EUR	100,000	102,845

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26		309,000	298,134
Upjohn Finance BV
1.023%, due 06/23/24[6]	EUR	140,000	145,119
			2,377,548
Pipelines—1.7%
Cameron LNG LLC
3.302%, due 01/15/35[2]		79,000	69,894
3.402%, due 01/15/38[2]		145,000	125,528
Cheniere Corpus Christi Holdings LLC
3.700%, due 11/15/29		275,000	257,710
5.125%, due 06/30/27		286,000	293,756
Cheniere Energy Partners LP
4.000%, due 03/01/31		410,000	371,093
4.500%, due 10/01/29		60,000	57,450
Energy Transfer LP
2.900%, due 05/15/25		19,000	18,339
3.600%, due 02/01/23		74,000	74,133
3.900%, due 05/15/24[10]		75,000	74,776
4.000%, due 10/01/27		59,000	57,079
4.950%, due 06/15/28		41,000	41,368
5.000%, due 05/15/50		159,000	141,399
5.250%, due 04/15/29		233,000	236,666
5.500%, due 06/01/27		176,000	182,199
5.875%, due 01/15/24		146,000	150,424
6.100%, due 02/15/42		15,000	14,724
6.250%, due 04/15/49		50,000	50,458
8.250%, due 11/15/29		84,000	99,058
Enterprise Products Operating LLC
3.300%, due 02/15/53		48,000	36,068
4.200%, due 01/31/50		61,000	53,467
NGPL PipeCo LLC
3.250%, due 07/15/31[2]		64,000	55,515
4.875%, due 08/15/27[2]		100,000	101,191
7.768%, due 12/15/37[2]		20,000	23,244
Northern Natural Gas Co.
4.300%, due 01/15/49[2]		85,000	78,470
Northwest Pipeline LLC
4.000%, due 04/01/27		173,000	170,919
Rattler Midstream LP
5.625%, due 07/15/25[2]		504,000	504,655

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Sabine Pass Liquefaction LLC
4.200%, due 03/15/28		241,000	236,344
4.500%, due 05/15/30		70,000	69,456
5.000%, due 03/15/27		50,000	51,135
Targa Resources Corp.
4.950%, due 04/15/52		75,000	68,499
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]		45,000	44,990
3.500%, due 01/15/28[2]		69,000	66,255
4.150%, due 01/15/48[2]		171,000	152,817
Transcontinental Gas Pipe Line Co. LLC
3.950%, due 05/15/50		34,000	29,244
4.000%, due 03/15/28		330,000	326,447
7.850%, due 02/01/26		284,000	318,297
			4,703,067
Real estate—0.2%
Heimstaden Bostad Treasury BV
0.250%, due 10/13/24[6]	EUR	270,000	272,787
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]		200,000	188,512
Vonovia Finance BV
1.625%, due 10/07/39[6]	EUR	100,000	76,472
			537,771
Real estate investment trusts—1.4%
Alexandria Real Estate Equities, Inc.
2.950%, due 03/15/34		36,000	31,241
American Tower Corp.
0.400%, due 02/15/27	EUR	110,000	104,481
0.450%, due 01/15/27	EUR	300,000	288,201
1.500%, due 01/31/28		181,000	153,067
2.100%, due 06/15/30		130,000	106,713
2.300%, due 09/15/31[7]		64,000	52,102
3.650%, due 03/15/27		65,000	62,598
3.950%, due 03/15/29		55,000	52,256
Crown Castle International Corp.
2.250%, due 01/15/31		36,000	29,631
2.500%, due 07/15/31		343,000	287,609
3.100%, due 11/15/29		47,000	42,080
3.150%, due 07/15/23		10,000	9,993
3.300%, due 07/01/30		55,000	49,775

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
3.700%, due 06/15/26		20,000	19,665
3.800%, due 02/15/28		145,000	139,588
4.150%, due 07/01/50		70,000	60,969
4.450%, due 02/15/26		3,000	3,028
Digital Dutch Finco BV
1.000%, due 01/15/32[6]	EUR	110,000	91,603
1.500%, due 03/15/30[6]	EUR	100,000	91,889
Duke Realty LP
1.750%, due 07/01/30		40,000	33,286
2.875%, due 11/15/29		200,000	183,312
Equinix, Inc.
1.800%, due 07/15/27		50,000	44,023
2.000%, due 05/15/28		184,000	160,064
3.200%, due 11/18/29[7]		194,000	175,865
3.900%, due 04/15/32		213,000	199,840
GLP Capital LP/GLP Financing II, Inc.
3.250%, due 01/15/32		313,000	263,336
4.000%, due 01/15/30		323,000	300,416
Invitation Homes Operating Partnership LP
2.300%, due 11/15/28		46,000	40,050
4.150%, due 04/15/32		135,000	129,033
Merlin Properties Socimi SA
1.875%, due 12/04/34[6]	EUR	100,000	84,451
National Retail Properties, Inc.
3.000%, due 04/15/52		29,000	20,762
3.500%, due 04/15/51		109,000	86,563
Prologis Euro Finance LLC
1.500%, due 02/08/34	EUR	100,000	90,578
SELP Finance Sarl
0.875%, due 05/27/29[6]	EUR	100,000	91,530
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]		250,000	236,907
			3,816,505
Retail—0.1%
Lowe's Cos., Inc.
2.800%, due 09/15/41		68,000	51,815
3.650%, due 04/05/29		118,000	113,892

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
4.250%, due 04/01/52	28,000	25,161
		190,868
Semiconductors—0.9%
Applied Materials, Inc.
4.350%, due 04/01/47	43,000	43,234
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	94,000	91,682
Broadcom, Inc.
3.459%, due 09/15/26[7]	46,000	44,796
4.150%, due 11/15/30	132,000	125,056
4.150%, due 04/15/32[2]	125,000	116,028
4.300%, due 11/15/32	48,000	45,008
4.926%, due 05/15/37[2]	660,000	617,001
Intel Corp.
3.200%, due 08/12/61	114,000	86,125
KLA Corp.
3.300%, due 03/01/50[7]	132,000	109,676
4.100%, due 03/15/29	105,000	105,536
4.650%, due 11/01/24	12,000	12,293
Lam Research Corp.
2.875%, due 06/15/50	89,000	68,468
3.750%, due 03/15/26	8,000	8,053
NVIDIA Corp.
3.500%, due 04/01/50	44,000	38,847
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, due 05/11/31[2]	64,000	53,606
2.650%, due 02/15/32[2]	52,000	43,284
3.150%, due 05/01/27[2]	58,000	54,694
3.400%, due 05/01/30[2]	138,000	125,477
4.300%, due 06/18/29[2]	502,000	488,917
QUALCOMM, Inc.
4.300%, due 05/20/47	67,000	66,418
TSMC Arizona Corp.
4.250%, due 04/22/32	200,000	198,886
		2,543,085
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28[2]	44,000	37,954
3.483%, due 12/01/27	182,000	174,301

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Shipbuilding—(concluded)
3.844%, due 05/01/25		56,000	56,083
			268,338
Software—1.1%
Autodesk, Inc.
2.850%, due 01/15/30		121,000	109,634
Citrix Systems, Inc.
3.300%, due 03/01/30		118,000	116,364
Electronic Arts, Inc.
1.850%, due 02/15/31		190,000	157,247
Fidelity National Information Services, Inc.
2.950%, due 05/21/39	EUR	0	—
3.100%, due 03/01/41		82,000	64,133
Fiserv, Inc.
3.500%, due 07/01/29		72,000	67,180
MSCI, Inc.
3.875%, due 02/15/31[2]		329,000	296,923
Oracle Corp.
2.300%, due 03/25/28		290,000	252,579
2.800%, due 04/01/27		495,000	457,790
3.600%, due 04/01/40		49,000	37,966
3.800%, due 11/15/37		434,000	355,607
3.850%, due 07/15/36		246,000	206,913
3.900%, due 05/15/35		240,000	207,384
3.950%, due 03/25/51		141,000	107,101
5.375%, due 07/15/40		176,000	168,516
6.125%, due 07/08/39		133,000	137,907
Salesforce, Inc.
3.050%, due 07/15/61		88,000	67,177
VMware, Inc.
1.800%, due 08/15/28		117,000	99,361
2.200%, due 08/15/31		94,000	76,492
3.900%, due 08/21/27		54,000	52,742
Workday, Inc.
3.800%, due 04/01/32		75,000	70,966
			3,109,982
Telecommunications—3.0%
AT&T, Inc.
2.300%, due 06/01/27		52,000	47,817
2.550%, due 12/01/33		85,000	70,533
2.750%, due 06/01/31[7]		143,000	126,103

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
3.500%, due 02/01/61		346,000	256,237
3.650%, due 06/01/51		52,000	42,143
3.650%, due 09/15/59		69,000	53,219
4.300%, due 02/15/30		326,000	327,074
4.350%, due 03/01/29		173,000	174,651
4.500%, due 05/15/35		264,000	260,164
4.750%, due 05/15/46		48,000	47,561
5.150%, due 02/15/50		357,000	371,727
Corning, Inc.
4.375%, due 11/15/57		27,000	24,379
Level 3 Financing, Inc.
3.400%, due 03/01/27[2]		164,000	147,600
3.625%, due 01/15/29[2]		517,000	419,576
Motorola Solutions, Inc.
2.300%, due 11/15/30		30,000	24,548
2.750%, due 05/24/31		247,000	206,048
4.600%, due 02/23/28		125,000	124,329
4.600%, due 05/23/29		114,000	111,744
5.500%, due 09/01/44		33,000	32,829
Rogers Communications, Inc.
3.800%, due 03/15/32[2]		239,000	220,081
Sprint Communications, Inc.
6.000%, due 11/15/22		1,780,000	1,805,098
Sprint Corp.
7.875%, due 09/15/23		302,000	317,100
T-Mobile USA, Inc.
2.250%, due 02/15/26		225,000	207,000
2.700%, due 03/15/32[2]		64,000	54,299
3.375%, due 04/15/29[2]		322,000	291,301
3.400%, due 10/15/52[2]		33,000	25,004
Verizon Communications, Inc.
1.500%, due 09/18/30		322,000	260,812
2.355%, due 03/15/32		82,000	68,851
2.550%, due 03/21/31		31,000	26,986
2.650%, due 11/20/40		360,000	272,380
2.875%, due 01/15/38	EUR	100,000	103,735
2.875%, due 11/20/50		264,000	192,711
3.150%, due 03/22/30		774,000	710,848
3.700%, due 03/22/61		98,000	78,785
3.875%, due 02/08/29		524,000	516,808

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
4.125%, due 03/16/27		61,000	61,254
			8,081,335
Transportation—0.8%
Burlington Northern Santa Fe LLC
2.875%, due 06/15/52		31,000	23,801
4.150%, due 12/15/48		173,000	164,979
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		239,000	224,686
CSX Corp.
2.500%, due 05/15/51		5,000	3,492
2.600%, due 11/01/26		101,000	96,338
3.250%, due 06/01/27		29,000	28,005
4.750%, due 11/15/48		90,000	90,759
FedEx Corp.
0.450%, due 05/04/29	EUR	100,000	93,673
Norfolk Southern Corp.
2.550%, due 11/01/29		134,000	120,142
3.000%, due 03/15/32		63,000	57,170
3.050%, due 05/15/50		116,000	89,187
Ryder System, Inc.
2.500%, due 09/01/24		186,000	180,851
2.875%, due 06/01/22		310,000	310,392
2.900%, due 12/01/26		102,000	96,751
4.625%, due 06/01/25		105,000	106,686
Union Pacific Corp.
2.800%, due 02/14/32		40,000	35,989
2.891%, due 04/06/36		148,000	126,380
3.250%, due 02/05/50		182,000	148,426
4.375%, due 09/10/38		92,000	89,858
			2,087,565
Trucking & leasing—0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200%, due 11/15/25[2]		293,000	265,947
Total corporate bonds (cost—$104,341,519)			93,350,224

Mortgage-backed securities—7.3%
Angel Oak Mortgage Trust,
Series 2022-1, Class A1,
2.881%, due 12/25/66[2,10]		249,669	239,850

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2022-2, Class A1,
3.353%, due 01/25/67[2,3]	298,693	290,092
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[2]	465,000	424,041
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
0.991%, due 11/15/32[2,4]	1,150,000	1,131,224
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	87,369
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	195,026
Series 2019-B15, Class C,
3.722%, due 12/15/72[3]	111,000	99,401
BF Mortgage Trust,
Series 2019-NYT, Class B,
1 mo. USD LIBOR + 1.400%,
1.490%, due 12/15/35[2,4]	325,000	315,256
BFLD DPLO,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
1.180%, due 10/15/34[2,4]	350,000	345,611
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
1.010%, due 10/15/36[2,4]	335,591	333,706
Series 2020-VIV3, Class B,
3.662%, due 03/09/44[2,3]	185,000	169,190
Series 2020-VIV4, Class A,
2.843%, due 03/09/44[2]	255,000	231,568
Series 2021-CIP, Class A,
1 mo. USD LIBOR + 0.921%,
1.021%, due 12/15/38[2,4]	215,000	210,952
Series 2021-XL2, Class A,
1 mo. USD LIBOR + 0.689%,
0.789%, due 10/15/38[2,4]	299,724	292,039
BX Trust,
Series 2021-ARIA, Class A,
1 mo. USD LIBOR + 0.899%,
0.979%, due 10/15/36[2,4]	535,000	521,604
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[3]	101,000	91,290

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	295,539
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A11,
1 mo. USD LIBOR + 0.900%,
0.989%, due 07/25/49[2,4]	48,072	47,684
CIM Trust,
Series 2019-INV3, Class A11,
1 mo. USD LIBOR + 1.000%,
1.036%, due 08/25/49[2,4]	142,780	142,400
Commercial Mortgage Pass-Through Certificates,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[2]	636,924	631,766
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	145,581
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	267,710	262,940
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[2]	260,000	254,094
Series 2020-NET, Class A,
2.257%, due 08/15/37[2]	374,893	351,842
Series 2021-980M, Class B,
2.795%, due 07/15/31[2]	130,000	119,218
Deephaven Residential Mortgage Trust,
Series 2022-2, Class A1,
4.300%, due 03/25/67[2,3,11]	98,785	98,311
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD LIBOR + 1.080%,
1.171%, due 07/15/38[2,4]	407,492	401,863
FHLMC Multifamily Structured Pass-Through Certificates
2.400%, due 03/25/32	595,000	543,149
Series K038, Class X1,
1.101%, due 03/25/24[3]	2,334,317	40,869
Series K121, Class X1,
1.028%, due 10/25/30[3]	1,190,343	81,000
Series KC02, Class A2,
3.370%, due 07/25/25	543,683	539,710
Series KL06, Class XFX,
1.364%, due 12/25/29	720,000	54,940
FHLMC Multifamily WI Certificates
2.450%, due 07/25/32	270,000	246,033
2.580%, due 07/25/32	605,000	557,526
2.920%, due 07/25/32	170,000	161,456

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
FHLMC REMIC Trust,
Series 2626, Class A,
4.000%, due 06/15/33	56,874	57,172
Series 4248, Class FL,
1 mo. USD LIBOR + 0.450%,
0.539%, due 05/15/41[4]	113,793	114,165
Series 4316, Class XZ,
4.500%, due 03/15/44	438,509	448,264
Series 4443, Class BA,
3.500%, due 04/15/41	19,663	19,672
Series 4447, Class PA,
3.000%, due 12/15/44	48,108	46,593
Series 4606, Class FB,
1 mo. USD LIBOR + 0.500%,
0.589%, due 08/15/46[4]	198,990	199,724
Flagstar Mortgage Trust,
Series 2019-1INV, Class A11,
1 mo. USD LIBOR + 0.950%,
1.039%, due 10/25/49[2,4]	111,536	110,996
Series 2020-1INV, Class A11,
1 mo. USD LIBOR + 0.850%,
0.939%, due 03/25/50[2,4]	177,448	175,752
FNMA
4.000%, due 07/01/48	4,197	4,210
FNMA Aces,
Series 2022-M5, Class A3,
2.419%, due 01/01/34[3]	325,000	286,282
FNMA REMIC,
Series 2011-8, Class ZA,
4.000%, due 02/25/41	642,699	637,950
Series 2013-112, Class HQ,
4.000%, due 11/25/43	35,037	35,475
Series 2014-12, Class GV,
3.500%, due 03/25/27	14,850	14,859
Series 2015-20, Class EV,
3.500%, due 07/25/26	144,708	144,862
Series 2015-28, Class IO,
5.500%, due 05/25/45	639,995	119,759
Series 2015-58, Class JP,
2.500%, due 03/25/37	56,688	54,724
Series 2015-62, Class VA,
4.000%, due 10/25/26	44,619	44,552
Series 2016-48, Class UF,
1 mo. USD LIBOR + 0.400%,
0.489%, due 08/25/46[4]	293,884	294,215

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2016-62, Class FC,
1 mo. USD LIBOR + 0.500%,
0.589%, due 09/25/46[4]	154,214	154,904
Series 2016-74, Class GF,
1 mo. USD LIBOR + 0.500%,
0.589%, due 10/25/46[4]	185,335	186,090
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[3]	196,946	196,555
GCAT Trust,
Series 2021-NQM7, Class A1,
1.915%, due 08/25/66[2,3]	295,022	281,163
GNMA,
Series 2014-131, Class BW,
1.933%, due 05/20/41[3]	26,243	26,999
Series 2015-167, Class SA,
1 mo. USD LIBOR + 6.250%,
6.164%, due 11/20/45[4]	210,373	34,880
GS Mortgage Securities Corp. Trust,
Series 2020-TWN3, Class B,
1 mo. USD LIBOR + 2.500%,
2.590%, due 11/15/37[2,4]	335,000	334,161
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4,
2.500%, due 06/25/52[2,3]	452,918	398,279
J.P. Morgan Mortgage Trust,
Series 2022-INV3, Class A3B,
3.000%, due 09/25/52[2,3,11]	294,886	268,404
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
1.090%, due 09/15/29[2,4]	111,882	111,104
Series 2021-MHC, Class A,
1 mo. USD LIBOR + 0.800%,
0.890%, due 04/15/38[2,4]	85,041	83,784
Series 2022-ACB, Class A,
30-Day Average SOFR + 1.400%,
1.450%, due 03/15/39[2,4]	360,000	357,764
JP Morgan Mortgage Trust,
Series 2014-IVR26, Class B2,
2.406%, due 07/25/44[2,3]	133,266	132,851
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
0.989%, due 02/25/50[2,4]	123,951	123,349
Series 2019-LTV3, Class A11,
1 mo. USD LIBOR + 0.850%,
0.936%, due 03/25/50[2,4]	31,402	31,341

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Mello Mortgage Capital Acceptance,
Series 2022-INV2, Class A3,
3.000%, due 04/25/52[2,3,11]	371,098	340,555
MF1 Ltd.,
Series 2021-W10, Class A,
1 Month CME Term SOFR Rates + 1.070%,
1.123%, due 12/15/34[2,4]	100,000	98,674
Series 2021-W10, Class B,
1 Month CME Term SOFR Rates + 1.370%,
1.423%, due 12/15/34[2,4]	370,000	364,070
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[3]	520,000	514,881
Series 2018-SUN, Class A,
1 mo. USD LIBOR + 0.900%,
0.990%, due 07/15/35[2,4]	290,000	284,189
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
2.450%, due 12/15/36[2,4]	241,000	237,505
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1,
3.750%, due 11/25/56[2,3]	58,600	57,136
OBX Trust,
Series 2022-INV3, Class A1,
3.000%, due 02/25/52[2,3]	179,146	164,289
One New York Plaza Trust,
Series 2020-1NYP, Class A,
1 mo. USD LIBOR + 0.950%,
1.040%, due 01/15/36[2,4]	240,000	236,315
PRKCM Trust,
Series 2021-AFC2, Class A1,
2.071%, due 11/25/56[2,3]	283,160	262,718
Rial Issuer Ltd.,
Series 2022-FL8, Class A,
1.000%, due 01/19/37	415,000	415,000
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[2,3]	515,000	463,610
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3,
3.000%, due 10/25/31[2,3]	87,529	82,998
Starwood Mortgage Residential Trust,
Series 2020-2, Class A1,
2.718%, due 04/25/60[2,3]	9,043	9,028

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 1.050%,
1.140%, due 11/11/34[2,4]	81,008	80,017
Verus Securitization Trust,
Series 2022-3, Class A1,
4.130%, due 02/25/67[2,10,11]	339,986	335,293
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	448,819
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	135,610
Total mortgage-backed securities (cost—$20,756,124)		20,015,701

Municipal bonds—0.3%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds
6.574%, due 07/01/45	145,000	193,713
State of California, GO Bonds
7.550%, due 04/01/39	70,000	97,073
		290,786
Michigan—0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	83,962

Minnesota—0.0%†
University of Minnesota, Revenue Bonds
4.048%, due 04/01/52	78,000	76,008

New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	124,215
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	20,218
		144,433
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
2.052%, due 03/15/30	120,000	102,669

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Municipal bonds—(concluded)
New York—(concluded)
2.152%, due 03/15/31		165,000	139,560
			242,229
Texas—0.0%†
City of Houston TX, GO Bonds
3.961%, due 03/01/47		85,000	82,493
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41		50,000	40,501
			122,994
Total municipal bonds (cost—$1,048,370)			960,412

Non-U.S. government agency obligations—1.8%
Argentine Republic Government International Bond
1.000%, due 07/09/29		29,232	9,325
1.750%, due 07/09/30[10]		266,126	83,564
5.000%, due 07/09/35[10]		767,563	217,604
Chile Government International Bond
2.450%, due 01/31/31		145,000	126,404
2.550%, due 01/27/32		200,000	173,787
Colombia Government International Bond
3.125%, due 04/15/31		85,000	66,502
3.875%, due 04/25/27		570,000	520,766
4.500%, due 03/15/29		75,000	68,241
Indonesia Government International Bond
2.150%, due 07/28/31		200,000	172,022
2.850%, due 02/14/30		240,000	223,095
4.100%, due 04/24/28		111,000	111,714
7.750%, due 01/17/38[2]		108,000	136,235
Mexico Government International Bond
1.450%, due 10/25/33	EUR	1,435,000	1,152,232
2.659%, due 05/24/31		200,000	167,900
4.600%, due 02/10/48		200,000	168,100
Panama Government International Bond
3.750%, due 03/16/25		250,000	248,953
4.500%, due 04/01/56		450,000	382,022
Philippine Government International Bond
1.648%, due 06/10/31		200,000	164,772
3.000%, due 02/01/28		600,000	573,816

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
Uruguay Government International Bond
4.500%, due 08/14/24	85,000	86,477
Total non-U.S. government agency obligations (cost—$5,651,799)		4,853,531

U.S. government agency obligations—35.1%
FHLB
4.000%, due 09/01/28	680,000	720,736
FHLMC
2.000%, due 03/01/42	88,014	78,921
2.000%, due 08/01/50	35,538	31,503
2.000%, due 11/01/50	65,957	58,468
2.000%, due 04/01/51	259,408	229,954
2.000%, due 05/01/51	116,041	102,731
2.000%, due 07/01/51	454,473	402,436
2.000%, due 09/01/51	154,495	136,602
2.000%, due 10/01/51	424,381	375,075
2.000%, due 12/01/51	318,018	281,126
2.000%, due 01/01/52	1,726,090	1,526,493
2.000%, due 02/01/52	44,597	39,388
2.500%, due 07/01/50	66,435	60,968
2.500%, due 02/01/51	491,810	452,326
2.500%, due 05/01/51	1,398,918	1,283,262
2.500%, due 11/01/51	1,258,282	1,153,101
2.500%, due 12/01/51	567,471	519,539
2.500%, due 01/01/52	3,876,044	3,547,039
3.000%, due 09/01/27	18,256	18,244
3.000%, due 07/01/28	10,711	10,697
3.000%, due 09/01/37	9,862	9,488
3.000%, due 06/01/38	194,042	189,936
3.000%, due 08/01/50	25,084	23,784
3.500%, due 01/01/34	17,171	17,216
3.500%, due 05/01/35	64,878	64,997
3.500%, due 01/01/40	80,294	78,830
3.500%, due 02/01/40	10,359	10,170
3.500%, due 04/01/42	9,604	9,536
3.500%, due 08/01/42	9,047	8,982
3.500%, due 06/01/44	5,381	5,338
3.500%, due 03/01/46	5,208,175	5,167,275
3.500%, due 09/01/46	31,324	30,870
3.500%, due 10/01/47	49,321	48,752
3.500%, due 12/01/47	43,492	42,990
3.500%, due 01/01/48	15,392	15,167

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 09/01/40	18,798	19,122
4.000%, due 07/01/44	11,077	11,259
4.000%, due 01/01/45	1,357,200	1,379,352
4.000%, due 07/01/47	71,223	72,013
4.000%, due 04/01/48	37,355	38,059
4.500%, due 07/01/47	192,798	198,428
4.500%, due 08/01/48	93,207	95,862
5.000%, due 02/01/42	260,018	276,763
5.000%, due 09/01/43	123,173	131,397
6.250%, due 07/15/32	302,000	380,951
6.750%, due 03/15/31	82,000	104,232
FNMA
1.500%, due 11/01/41	1,810,914	1,562,601
1.500%, due 12/01/41	925,468	797,723
2.000%, due 10/01/31	10,145	9,524
2.000%, due 11/01/31	132,009	123,922
2.000%, due 12/01/31	14,117	13,252
2.000%, due 03/01/32	94,991	89,172
2.000%, due 02/01/42	637,686	571,763
2.000%, due 03/01/42	695,547	622,528
2.000%, due 04/01/42	79,637	71,391
2.000%, due 09/01/50	204,994	181,720
2.000%, due 10/01/50	280,949	249,051
2.000%, due 11/01/50	39,442	34,964
2.000%, due 12/01/50	225,980	200,324
2.000%, due 02/01/51	335,344	297,270
2.000%, due 03/01/51	173,620	153,687
2.000%, due 04/01/51	379,793	336,399
2.000%, due 11/01/51	759,073	671,024
2.000%, due 12/01/51	658,384	581,908
2.000%, due 01/01/52	726,523	642,260
2.000%, due 02/01/52	877,999	775,882
2.500%, due 04/01/32	1,850,226	1,799,217
2.500%, due 07/01/50	1,374,135	1,263,245
2.500%, due 08/01/50	924,544	849,557
2.500%, due 11/01/50	253,565	233,163
2.500%, due 01/01/51	65,383	60,018
2.500%, due 11/01/51	121,775	111,624
2.500%, due 01/01/52	2,373,782	2,173,334
2.500%, due 02/01/52	675,249	618,064
3.000%, due 07/01/29	261,230	259,520
3.000%, due 10/01/29	22,779	22,630
3.000%, due 01/01/30	156,533	155,508

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 01/01/31	591,431	590,237
3.000%, due 09/01/31	23,346	23,209
3.000%, due 04/01/32	11,953	11,937
3.000%, due 09/01/32	278,738	276,796
3.000%, due 03/01/33	266,205	263,782
3.000%, due 03/01/47	3,676,675	3,520,906
3.000%, due 08/01/50	97,001	91,974
3.000%, due 11/01/51	259,261	245,170
3.000%, due 12/01/51	114,769	108,649
3.500%, due 05/01/32[12]	391,553	395,585
3.500%, due 05/01/39[12]	6,371	6,255
3.500%, due 12/01/39[12]	25,599	25,134
3.500%, due 01/01/40[12]	11,662	11,450
3.500%, due 02/01/40[12]	20,211	19,845
3.500%, due 04/01/42[12]	1,313	1,302
3.500%, due 02/01/45[12]	11,181	11,085
3.500%, due 12/01/46[12]	44,900	44,114
3.500%, due 02/01/47[12]	226,055	222,093
3.500%, due 03/01/47[12]	13,410	13,174
3.500%, due 05/01/47[12]	128,228	125,976
3.500%, due 06/01/47[12]	24,990	24,551
3.500%, due 04/01/48[12]	8,195	8,076
4.000%, due 09/01/33	11,391	11,680
4.000%, due 10/01/33	32,428	33,300
4.000%, due 01/01/42	329,420	334,795
4.000%, due 07/01/46	622,779	626,846
4.000%, due 05/01/47	24,538	24,670
4.000%, due 07/01/47	20,224	20,333
4.000%, due 08/01/47	51,734	52,012
4.000%, due 09/01/47	2,828	2,840
4.000%, due 02/01/48	11,246	11,325
4.000%, due 04/01/48	5,029	5,044
4.000%, due 05/01/48	5,887	5,905
4.000%, due 06/01/48	4,146	4,159
4.000%, due 10/01/48	12,501	12,539
4.000%, due 01/01/49	69,737	70,192
4.000%, due 03/01/49	182,771	183,337
4.000%, due 09/01/49	115,557	115,914
4.000%, due 03/01/50	56,206	56,012
4.000%, due 05/01/50	46,193	46,103
4.000%, due 06/01/50	91,415	91,100
4.000%, due 01/01/51	240,607	240,135
4.000%, due 03/01/51	481,781	480,835

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 05/01/51	622,000	623,926
4.000%, due 10/01/51	642,764	641,503
4.500%, due 04/01/41[12]	1,374,551	1,429,050
4.500%, due 11/01/45	7,634	7,924
4.500%, due 12/01/45	31,503	32,770
4.500%, due 07/01/46	84,008	87,346
4.500%, due 10/01/47	21,914	22,670
4.500%, due 12/01/47	42,992	44,194
4.500%, due 05/01/48	278,883	286,547
5.000%, due 09/01/31	197,732	206,685
5.000%, due 01/01/44	45,014	48,063
5.000%, due 03/01/44	124,616	131,946
FNMA TBA
3.000%	4,121,000	3,875,162
GNMA
3.000%, due 02/15/45	55,299	53,136
4.000%, due 06/15/47	13,237	13,433
4.000%, due 09/15/47	32,340	32,820
4.000%, due 10/15/47	103,142	104,673
4.000%, due 11/15/47	23,455	23,821
4.000%, due 12/15/47	59,993	60,883
4.000%, due 01/15/48	128,154	130,056
4.500%, due 03/15/47	17,653	18,917
4.500%, due 04/15/47	43,937	46,147
4.500%, due 05/15/47	14,370	15,093
GNMA II
2.000%, due 08/20/50	770,772	703,015
2.000%, due 11/20/50	717,663	655,366
2.500%, due 10/20/51	775,083	720,767
2.500%, due 12/20/51	1,454,511	1,352,582
3.000%, due 04/20/50	92,396	88,635
3.000%, due 05/20/50	72,388	69,446
3.000%, due 08/20/50	71,589	68,691
3.500%, due 04/20/43	34,658	34,522
3.500%, due 05/20/43	35,253	35,114
3.500%, due 05/20/45	135,501	134,782
3.500%, due 03/20/46	1,311,065	1,303,394
3.500%, due 05/20/46	158,864	157,744
3.500%, due 07/20/46	58,318	57,907
4.000%, due 04/20/39	1,925	1,974
4.000%, due 04/20/42	40,214	41,144
4.000%, due 08/20/44	299,336	307,062
4.000%, due 06/20/47	231,423	233,721
4.000%, due 05/20/50	143,270	143,830

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
4.500%, due 07/20/40	3,841	4,042
4.500%, due 08/20/40	3,637	3,827
4.500%, due 09/20/40	7,350	7,735
4.500%, due 10/20/40	7,101	7,472
4.500%, due 06/20/44	198,246	207,955
4.500%, due 09/20/48	56,301	57,688
4.500%, due 03/20/49	56,769	58,168
4.500%, due 04/20/50	70,764	72,208
GNMA II TBA
2.000%	3,043,800	2,757,552
2.500%	2,402,000	2,227,771
3.000%	2,915,000	2,777,610
3.500%	676,200	659,794
4.000%	41,000	41,032
4.500%	215,000	219,094
5.000%	172,000	176,582
UMBS TBA
1.500%	2,432,500	2,136,884
2.000%[12]	9,433,910	8,478,108
2.000%	2,942,000	2,588,004
2.500%	6,172,400	5,630,826
3.000%[12]	2,068,148	1,949,223
3.500%[12]	3,299,739	3,198,958
3.500%	3,515,000	3,399,082
4.000%	898,576	893,059
4.500%	332,000	336,829
5.000%	112,000	115,211
Total U.S. government agency obligations (cost—$99,064,663)		95,513,174

U.S. Treasury obligations—20.5%
U.S. Treasury Bonds
1.125%, due 08/15/40	440,000	315,494
1.250%, due 05/15/50	730,000	486,619
1.375%, due 11/15/40	1,940,000	1,451,817
1.375%, due 08/15/50	2,245,000	1,545,104
1.625%, due 11/15/50	1,752,000	1,287,857
1.750%, due 08/15/41	4,125,000	3,267,773
1.875%, due 02/15/41	840,000	685,781
2.000%, due 11/15/41	3,690,000	3,054,051
2.000%, due 02/15/50	850,000	685,977
2.250%, due 08/15/49	45,000	38,463

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
2.250%, due 02/15/52	604,000	518,591
2.375%, due 02/15/42[13]	1,115,000	985,207
2.750%, due 11/15/47	465,000	434,611
2.875%, due 11/15/46	1,070,000	1,018,966
2.875%, due 05/15/49	605,000	586,732
3.000%, due 11/15/45	660,000	639,968
3.000%, due 02/15/47	7,494,000	7,300,795
3.000%, due 02/15/48	1,030,000	1,012,015
3.000%, due 08/15/48	695,000	683,706
3.000%, due 02/15/49	275,000	272,852
3.125%, due 11/15/41	3,015,000	2,994,390
3.625%, due 08/15/43	980,000	1,044,810
3.625%, due 02/15/44	2,035,000	2,171,488
4.375%, due 02/15/38	315,000	372,020
4.750%, due 02/15/37	590,000	721,575
U.S. Treasury Notes
0.250%, due 05/31/25	490,000	451,757
0.375%, due 04/30/25	450,800	418,399
0.375%, due 11/30/25	1,040,000	949,366
0.375%, due 07/31/27	3,168,000	2,774,104
0.500%, due 02/28/26	1,436,000	1,308,835
0.625%, due 05/15/30	5,560,000	4,652,591
1.000%, due 07/31/28	842,000	747,538
1.750%, due 03/15/25	995,000	963,906
1.875%, due 02/28/27	196,000	186,644
1.875%, due 02/15/32	1,133,000	1,034,571
2.375%, due 03/31/29	3,672,000	3,540,037
2.500%, due 03/31/27	2,127,000	2,084,294
2.625%, due 04/15/25	3,075,000	3,052,898
Total U.S. Treasury obligations (cost—$61,920,356)		55,741,602

	Number of shares
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 0.290%[5] (cost—$1,858,869)	1,858,869	1,858,869

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.6%
Money market funds—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[5] (cost—$1,609,813)	1,609,813	1,609,813
Total investments before investments sold short (cost—$345,208,435)[14]—118.5%		322,510,486

	Face amount[1]
Investments sold short—(5.3)%
U.S. government agency obligations—(5.3)%
FNMA TBA
1.500%	(46,000)	(38,719)
4.000%	(375,000)	(371,523)
GNMA II TBA
2.500%	(54,000)	(49,979)
GNMA TBA
3.500%	(46,000)	(44,984)
4.000%	(41,000)	(41,031)
4.500%	(189,000)	(191,593)
UMBS TBA
2.500%	(6,411,800)	(5,840,584)
3.000%	(481,000)	(471,441)
3.500%	(6,326,478)	(6,128,625)
4.000%	(889,576)	(884,142)
4.500%	(200,000)	(203,300)
4.500%	(132,000)	(133,528)
Total investments sold short (proceeds—$14,527,875)		(14,399,449)
Liabilities in excess of other assets—(13.2)%		(35,845,408)
Net assets—100.0%		$272,265,629

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
7	EUR	German Euro Schatz Futures	June 2022	819,734	813,383	(6,351)
U.S. Treasury futures buy contracts:
17	USD	U.S. Treasury Note 10 Year Futures	June 2022	2,026,816	2,025,656	(1,160)
175	USD	U.S. Treasury Note 2 Year Futures	June 2022	37,328,792	36,892,188	(436,604)
125	USD	U.S. Treasury Note 5 Year Futures	June 2022	14,423,965	14,083,984	(339,981)
Total				54,599,307	53,815,211	(784,096)

Interest rate futures sell contracts:
18	EUR	German Euro BOBL Futures	June 2022	(2,505,436)	(2,415,034)	90,402
29	EUR	German Euro Bund Futures	June 2022	(5,079,971)	(4,698,865)	381,106
2	EUR	German Euro Buxl 30 Year Futures	June 2022	(422,358)	(360,751)	61,607
U.S. Treasury futures sell contracts:
8	USD	U.S. Long Bond Futures	June 2022	(1,251,050)	(1,125,500)	125,550
29	USD	U.S. Ultra Bond Futures	June 2022	(5,302,162)	(4,652,687)	649,475
42	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2022	(5,870,954)	(5,418,000)	452,954
Total				(20,431,931)	(18,670,837)	1,761,094
Net unrealized appreciation (depreciation)						976,998

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[16](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield 38 Index	USD	1,900	06/20/27	Quarterly	5.000	(38,287)	40,726	2,439

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio[16](%)	Value($)	Unrealized appreciation (depreciation)($)
EUR	1,490	02/15/31	Annual	6 Month EURIBOR	0.644	(133,753)	(133,778)

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Value($)	Unrealized appreciation (depreciation)($)
EUR	820	02/15/31	Annual	6 Month EURIBOR	0.690	(70,371)	(70,300)
Total						(204,124)	(204,078)

OTC credit default swap  agreements on corporate issues—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[16]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	Berkshire Hathaway, Inc.	USD	130,000	12/20/22	Quarterly	1.000%	(384)	866	482
JPMCB	Bristol-Myers Squibb Co.	USD	25,000	12/20/22	Quarterly	1.000	(121)	177	56
BOA	Honeywell International, Inc.	USD	40,000	12/20/22	Quarterly	1.000	(175)	284	109
JPMCB	Johnson & Johnson	USD	65,000	12/20/22	Quarterly	1.000	(338)	458	120
JPMCB	Pfizer, Inc.	USD	90,000	12/20/22	Quarterly	1.000	(438)	619	181
JPMCB	The Procter & Gamble Co.	USD	90,000	12/20/22	Quarterly	1.000	(439)	626	187
JPMCB	The Sherwin-Williams Co.	USD	40,000	12/20/22	Quarterly	1.000	(101)	239	138
Total							(1,996)	3,269	1,273

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	EUR	9,320,000	USD	10,255,476	06/15/22	403,985
BNY	USD	1,851,236	EUR	1,673,000	06/15/22	(82,830)
BOA	EUR	30,000	USD	32,759	06/15/22	1,048
BOA	USD	1,314,218	EUR	1,244,000	06/15/22	724
CBA	EUR	243,000	USD	260,691	06/15/22	3,833
CITI	EUR	155,000	USD	172,764	06/15/22	8,924
Net unrealized appreciation (depreciation)						335,684

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	13,040,705	—	13,040,705
Commercial paper	—	35,566,455	—	35,566,455
Corporate bonds	—	93,350,224	—	93,350,224
Mortgage-backed securities	—	20,015,701	—	20,015,701
Municipal bonds	—	960,412	—	960,412
Non-U.S. government agency obligations	—	4,853,531	—	4,853,531
U.S. government agency obligations	—	95,513,174	—	95,513,174
U.S. Treasury obligations	—	55,741,602	—	55,741,602
Short-term investments	—	1,858,869	—	1,858,869
Investment of cash collateral from securities loaned	—	1,609,813	—	1,609,813
Futures contracts	1,761,094	—	—	1,761,094
Swap agreements	—	43,995	—	43,995
Forward foreign currency contracts	—	418,514	—	418,514
Total	1,761,094	322,972,995	—	324,734,089

Liabilities
Investments sold short	—	(14,399,449)	—	(14,399,449)
Futures contracts	(784,096)	—	—	(784,096)
Swap agreements	—	(204,124)	—	(204,124)
Forward foreign currency contracts	—	(82,830)	—	(82,830)
Total	(784,096)	(14,686,403)	—	(15,470,499)

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $38,938,410, represented 14.3% of the Portfolio's net assets at period end.
3	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
5	Rates shown reflect yield at April 30, 2022.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

7	Security, or portion thereof, was on loan at the period end.
8	Perpetual investment. Date shown reflects the next call date.
9	Zero coupon bond.
10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
11	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.
12	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
13	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
14	Includes $$2,275,292 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,609,813 and non-cash collateral of $731,385.
15	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
16	Payments made or received are based on the notional amount.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—8.1%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.290%,
0.669%, due 07/25/34[2]	503,352	487,688
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]	440,000	439,869
Ameriquest Mortgage Securities, Inc.,
Series 2005-R10, Class M2,
1 mo. USD LIBOR + 0.645%,
0.734%, due 01/25/36[2]	161,457	161,331
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
1.107%, due 04/14/29[2,3]	850,113	847,132
Apres Static CLO Ltd.,
Series 2019-1A, Class A1R,
3 mo. USD LIBOR + 1.070%,
1.194%, due 10/15/28[2,3]	730,901	729,334
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.960%,
1.049%, due 06/25/34[2]	365,284	361,203
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.672%, due 06/25/36[4]	251,200	80,750
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD LIBOR + 0.820%,
0.500%, due 09/15/29[2]	34,982	34,110
Dryden 80 CLO Ltd.,
Series 2019-80A, Class AR,
3 Month CME Term SOFR + 1.250%,
1.387%, due 01/17/33[2,3]	1,400,000	1,381,240
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD LIBOR + 0.480%,
0.569%, due 10/25/36[2]	1,118,231	853,280
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30-Day Average SOFR + 1.900%,
2.200%, due 01/19/39[2,3]	1,500,000	1,500,118
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A,
3 mo. USD LIBOR + 1.050%,
1.180%, due 01/21/28[2,3]	897,864	895,711

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Asset-backed securities—(continued)
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD LIBOR + 1.090%,
1.177%, due 07/15/31[2,3]		1,600,000	1,587,845
GLS Auto Receivables Trust,
Series 2022-1A, Class A,
1.980%, due 08/15/25[3]		1,320,973	1,314,952
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.280%,
0.369%, due 06/25/36[2]		859,639	834,648
Halseypoint CLO 2 Ltd.,
Series 2020-2A, Class A1,
3 mo. USD LIBOR + 1.100%,
1.354%, due 07/20/31[2,3]		1,300,000	1,294,764
Harvest CLO XXII DAC,
Series 22A, Class AR,
3 mo. Euribor + 0.850%,
0.850%, due 01/15/32[2,3]	EUR	1,200,000	1,252,301
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34		142,000	141,457
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
1.184%, due 07/25/35[2]		143,970	143,732
Series 2006-3, Class M2,
1 mo. USD LIBOR + 0.600%,
0.689%, due 07/25/36[2]		1,000,000	929,872
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.585%,
0.674%, due 05/25/35[2]		1,322,672	1,313,660
KREF Ltd.,
Series 2022-FL3, Class A,
1 Month CME Term SOFR + 1.450%,
1.500%, due 02/17/39[2,3]		1,300,000	1,300,634
LCM XIII LP
3 mo. USD LIBOR + 0.870%,
1.045%, due 07/19/27[2,3]		1,115,120	1,107,990
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[3]		1,500,000	1,336,691
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A,
1 mo. USD LIBOR + 1.130%,
1.220%, due 05/15/28[2,3]		247,690	247,265

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2021-CRE6, Class A,
1 mo. USD LIBOR + 1.300%,
1.390%, due 11/15/38[2,3]	1,400,000	1,370,354
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD LIBOR + 1.500%,
1.586%, due 11/22/38[2,3]	1,400,000	1,392,033
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[3]	1,300,000	1,168,068
MF1 Ltd.,
Series 2022-FL8, Class A,
30-Day Average SOFR + 1.350%,
1.400%, due 02/19/37[2,3]	1,300,000	1,295,399
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
0.794%, due 12/25/34[2]	155,685	149,455
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
1.664%, due 11/25/32[2]	146,010	145,501
Mosaic Solar Loans,
Series 2022-1A, Class A,
2.640%, due 01/20/53[3]	1,289,696	1,189,863
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	658,237	600,017
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.720%,
0.809%, due 10/25/35[2]	1,335,330	1,317,183
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.660%,
0.749%, due 02/25/36[2]	163,096	162,778
OZLM VIII Ltd.,
Series 2014-8A, Class A1R3,
3 mo. USD LIBOR + 0.980%,
1.155%, due 10/17/29[2,3]	1,446,695	1,438,200
OZLM XVIII Ltd.,
Series 2018-18A, Class A,
3 mo. USD LIBOR + 1.020%,
1.259%, due 04/15/31[2,3]	1,300,000	1,287,936
Rad CLO 5 Ltd.,
Series 2019-5A, Class AR,
3 mo. USD LIBOR + 1.120%,
1.379%, due 07/24/32[2,3]	1,400,000	1,388,380

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
0.719%, due 12/25/35[2]	443,785	442,311
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
1.439%, due 12/25/34[2]	170,134	169,633
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
0.884%, due 03/25/35[2]	100,914	97,811
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
0.554%, due 03/25/36[2]	1,085,989	1,060,739
Securitized Asset Backed Receivables LLC Trust,
Series 2006-FR2, Class A3,
1 mo. USD LIBOR + 0.500%,
0.589%, due 03/25/36[2]	1,645,178	1,209,203
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.500%,
0.339%, due 06/25/36[2]	2,675,000	2,636,969
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	76,619	75,632
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
0.749%, due 02/25/35[2]	57,725	57,532
Sunrun Demeter Issuer,
Series 2021-2A, Class A,
2.270%, due 01/30/57[3]	1,389,725	1,234,095
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A,
3 mo. USD LIBOR + 0.840%,
0.972%, due 04/20/28[2,3]	594,282	592,046
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
1 Month CME Term SOFR + 1.264%,
1.315%, due 10/15/34[2,3]	1,115,860	1,114,817
United States Small Business Administration,
Series 2002-20K, Class 1,
5.080%, due 11/01/22	26,267	26,400
Series 2005-20H, Class 1,
5.110%, due 08/01/25	56,763	57,066
Series 2007-20D, Class 1,
5.320%, due 04/01/27	231,552	234,186

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(concluded)
Venture XXVIII CLO Ltd.,
Series 2017-28A, Class A1R,
3 mo. USD LIBOR + 0.990%,
1.244%, due 07/20/30[2,3]	2,600,000	2,581,823
VMC Finance LLC,
Series 2022-FL5, Class A,
30-Day Average SOFR + 1.900%,
1.950%, due 02/18/39[2,3]	2,600,000	2,601,425
Total asset-backed securities
(cost—$47,584,789)		47,674,432

Corporate bonds—52.0%

Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[3]	19,000	17,854
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[3]	16,000	15,220
		33,074
Aerospace & defense—0.9%
Boeing Co.
1.433%, due 02/04/24	1,700,000	1,633,402
2.750%, due 02/01/26	1,700,000	1,605,371
5.805%, due 05/01/50	340,000	340,020
Spirit AeroSystems, Inc.
3.950%, due 06/15/23[5]	1,500,000	1,462,500
5.500%, due 01/15/25[3]	85,000	84,150
7.500%, due 04/15/25[3]	95,000	96,188
TransDigm, Inc.
6.375%, due 06/15/26	135,000	133,306
7.500%, due 03/15/27	225,000	226,687
		5,581,624
Agriculture—0.9%
BAT Capital Corp.
3.734%, due 09/25/40	220,000	164,396
Imperial Brands Finance PLC
3.500%, due 02/11/23[3]	3,755,000	3,753,289
3.750%, due 07/21/22[3]	1,600,000	1,600,512
		5,518,197
Airlines—1.6%
Air Canada
3.875%, due 08/15/26[3]	110,000	101,714
American Airlines Pass-Through Trust,

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2013-2,
4.950%, due 01/15/23	446,769	443,786
Series 2016-3, Class B,
3.750%, due 10/15/25	249,944	229,621
Series 2017-2, Class A,
3.600%, due 10/15/29	783,510	707,205
Series AA,
3.200%, due 06/15/28	1,376,100	1,290,376
Series AA,
3.600%, due 09/22/27	1,359,995	1,298,554
American Airlines, Inc.
11.750%, due 07/15/25[3]	125,000	143,750
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]	240,000	237,900
5.750%, due 04/20/29[3]	195,000	187,897
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A,
4.000%, due 10/29/24	922,039	910,286
JetBlue Pass Through Trust,
Series 2019-1, Class A,
2.950%, due 05/15/28	2,012,230	1,814,231
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[3]	210,000	214,196
Spirit Airlines Pass Through Trust,
Series 2015-1A,
4.100%, due 04/01/28	381,397	370,855
United Airlines Holdings, Inc.
4.875%, due 01/15/25[5]	65,000	62,725
5.000%, due 02/01/24[5]	65,000	64,512
United Airlines Pass-Through Trust,
Series 20-1,
5.875%, due 10/15/27	135,495	138,312
Series 2012-1, Class A,
4.150%, due 04/11/24	1,281,173	1,272,283
United Airlines, Inc.
4.625%, due 04/15/29[3]	80,000	73,400
		9,561,603

Apparel—0.0%†
Crocs, Inc.
4.125%, due 08/15/31[3,5]	110,000	87,787

Auto manufacturers—3.3%
Daimler Trucks Finance North America LLC

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
SOFR + 0.750%,
0.800%, due 12/13/24[2,3]		1,400,000	1,394,622
2.000%, due 12/14/26[3]		1,300,000	1,188,105
Ford Motor Co.
4.750%, due 01/15/43		275,000	221,375
5.291%, due 12/08/46		105,000	90,300
9.625%, due 04/22/30		155,000	189,488
Ford Motor Credit Co. LLC
2.330%, due 11/25/25	EUR	1,200,000	1,197,909
3.375%, due 11/13/25		1,400,000	1,344,252
3.810%, due 01/09/24		300,000	294,750
4.000%, due 11/13/30		200,000	173,000
5.125%, due 06/16/25		1,700,000	1,695,750
General Motors Co.
5.150%, due 04/01/38		280,000	263,737
General Motors Financial Co., Inc.
3.800%, due 04/07/25		260,000	256,749
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[3]		1,100,000	1,100,320
Hyundai Capital America
0.875%, due 06/14/24[3]		1,400,000	1,314,550
5.875%, due 04/07/25[3]		1,200,000	1,250,912
Jaguar Land Rover Automotive PLC
5.500%, due 07/15/29[3]		340,000	283,002
Nissan Motor Acceptance LLC
2.000%, due 03/09/26[3]		900,000	802,705
2.750%, due 03/09/28[3]		1,400,000	1,216,633
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		1,400,000	1,351,697
4.810%, due 09/17/30[3]		1,400,000	1,311,881
Volkswagen Bank GmbH
2.500%, due 07/31/26[6]	EUR	1,200,000	1,267,021
Volkswagen Group of America Finance LLC
2.850%, due 09/26/24[3]		1,500,000	1,472,628
			19,681,386
Auto parts & equipment—0.1%
Clarios Global LP
6.750%, due 05/15/25[3]		80,000	81,600
Dana, Inc.
4.500%, due 02/15/32		35,000	28,875
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29[5]		95,000	84,712

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
5.250%, due 04/30/31[5]	155,000	134,751
IHO Verwaltungs GmbH
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[3,7]	270,000	256,500
Tenneco, Inc.
7.875%, due 01/15/29[3]	60,000	60,617
		647,055
Banks—8.7%
ABN AMRO Bank NV
(fixed, converts to FRN on 03/13/32),
3.324%, due 03/13/37[3]	200,000	168,237
Banco Santander SA
(fixed, converts to FRN on 02/08/24),
7.500%, due 02/08/24[6,8]	200,000	201,500
Bank of America Corp.
(fixed, converts to FRN on 02/04/24),
1.843%, due 02/04/25	415,000	401,677
(fixed, converts to FRN on 09/21/31),
2.482%, due 09/21/36	440,000	352,326
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31	290,000	248,711
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31	1,600,000	1,381,477
4.000%, due 01/22/25	1,500,000	1,499,121
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51	280,000	251,475
4.125%, due 01/22/24	2,200,000	2,232,032
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[8]	145,000	128,325
(fixed, converts to FRN on 04/27/27),
6.125%	115,000	115,000
Series FF,
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[8]	85,000	81,370
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[8]	86,000	83,828
Series MM,
(fixed, converts to FRN on 01/28/25),
4.300%, due 01/28/25[8]	45,000	40,682
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[8]	102,000	103,255

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Barclays Bank PLC
7.625%, due 11/21/22	391,000	397,982
Barclays PLC
4.836%, due 05/09/28	535,000	526,104
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	1,100,000	1,104,013
(fixed, converts to FRN on 06/15/26),
6.125%, due 12/15/25[5,8]	200,000	196,124
BNP Paribas SA
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[3,8]	200,000	180,908
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[3,8]	200,000	201,468
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30	200,000	178,629
(fixed, converts to FRN on 03/17/25),
3.290%, due 03/17/26	1,640,000	1,599,276
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	755,000	736,946
4.400%, due 06/10/25	980,000	985,257
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[8]	89,000	84,216
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[8]	52,000	47,216
Citizens Financial Group, Inc.,
Series B,
(fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[5,8]	60,000	57,228
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[5,8]	80,000	77,400
Credit Suisse AG
6.500%, due 08/08/23[3]	500,000	512,500
Credit Suisse Group AG
(fixed, converts to FRN on 05/14/31),
3.091%, due 05/14/32[3]	310,000	259,255
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[3]	1,600,000	1,602,665
(fixed, converts to FRN on 08/11/27),
5.250%, due 02/11/27[3,8]	200,000	175,750
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[3,8]	800,000	775,798

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[3,8]	700,000	700,483
Deutsche Bank AG
3.950%, due 02/27/23	1,300,000	1,307,588
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25	1,500,000	1,478,524
Discover Bank
4.200%, due 08/08/23	1,600,000	1,613,153
Fifth Third Bancorp,
Series H,
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[8]	115,000	111,694
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/24/24),
1.757%, due 01/24/25	415,000	400,713
3 mo. USD LIBOR + 1.750%,
1.886%, due 10/28/27[2]	1,100,000	1,119,873
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32	615,000	520,186
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	290,000	264,990
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[8]	104,000	102,634
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[8]	39,000	37,538
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[8]	35,000	30,799
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[8]	75,000	65,063
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[8]	120,000	107,619
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	59,215
HSBC Holdings PLC
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[5,8]	200,000	170,000
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[8]	870,000	835,200

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Huntington Bancshares, Inc.,
Series E,
(fixed, converts to FRN on 04/15/23),
5.700%, due 04/15/23[8]		124,000	116,833
ING Groep N.V.
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[8]		227,000	183,870
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[8]		200,000	192,000
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[3]		1,500,000	1,379,970
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27		1,600,000	1,420,725
(fixed, converts to FRN on 12/10/24),
1.561%, due 12/10/25		320,000	301,218
(fixed, converts to FRN on 02/24/25),
2.595%, due 02/24/26		1,200,000	1,154,394
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[5]		1,300,000	1,223,804
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41		470,000	376,710
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29		650,000	634,008
Series CC,
(fixed, converts to FRN on 11/01/22),
4.625%, due 11/01/22[8]		100,000	95,750
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[8]		95,000	90,031
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[8]		41,000	37,896
Lloyds Bank PLC
7.500%, due 04/02/32[4,6]		2,200,000	1,418,681
Lloyds Banking Group PLC
4.000%, due 03/07/25	AUD	1,700,000	1,195,456
(fixed, converts to FRN on 09/27/25),
7.500%, due 09/27/25[8]		200,000	205,520
M&T Bank Corp.
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[8]		190,000	159,602

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[8]	56,000	54,180
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30	1,300,000	1,199,788
Morgan Stanley
(fixed, converts to FRN on 09/16/31),
2.484%, due 09/16/36	440,000	352,025
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31	210,000	184,563
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	535,000	512,435
Natwest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35	550,000	461,047
PNC Financial Services Group, Inc.,
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[8]	67,000	64,320
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[8]	169,000	145,340
Royal Bank of Canada
3.375%, due 04/14/25	160,000	158,302
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28	1,400,000	1,268,248
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[6,8]	200,000	191,500
Societe Generale S.A.
4.250%, due 09/14/23[3]	1,500,000	1,512,301
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[3]	1,500,000	1,487,806
(fixed, converts to FRN on 02/19/29),
4.300%, due 08/19/28[3,8]	210,000	173,775
SVB Financial Group,
Series D,
(fixed, converts to FRN on 11/15/26),
4.250%, due 11/15/26[8]	245,000	212,078
Truist Financial Corp.,

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Series L,
(fixed, converts to FRN on 06/15/22),
5.050%, due 12/15/24[8]	73,000	69,532
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[8]	190,000	189,287
UniCredit SpA
7.830%, due 12/04/23[3]	3,300,000	3,464,406
US Bancorp
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[8]	205,000	175,125
Wells Fargo & Co.
3 mo. USD LIBOR + 1.230%,
1.359%, due 10/31/23[2]	1,400,000	1,405,432
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31	625,000	545,308
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	1,500,000	1,436,922
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[8]	135,000	123,181
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[8]	84,000	82,215
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[8]	69,000	69,518
		51,638,125
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 06/01/60	1,400,000	1,295,371
Coca-Cola Femsa SAB de CV
1.850%, due 09/01/32	1,400,000	1,109,640
Constellation Brands, Inc.
2.250%, due 08/01/31	440,000	364,823
Molson Coors Beverage Co.
4.200%, due 07/15/46	300,000	257,194

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	1,500,000	1,437,076
		4,464,104
Biotechnology—0.2%
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	1,700,000	1,380,924

Building materials—0.5%
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	1,400,000	1,267,371
JELD-WEN, Inc.
4.875%, due 12/15/27[3]	75,000	68,012
Masco Corp.
1.500%, due 02/15/28	1,400,000	1,191,496
Masonite International Corp.
5.375%, due 02/01/28[3]	75,000	71,805
Standard Industries, Inc.
4.375%, due 07/15/30[3]	60,000	50,031
4.750%, due 01/15/28[3]	190,000	174,800
		2,823,515
Chemicals—0.7%
INEOS Quattro Finance 2 PLC
3.375%, due 01/15/26[3]	215,000	196,295
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	1,400,000	1,174,643
NOVA Chemicals Corp.
4.250%, due 05/15/29[3,5]	95,000	82,175
5.250%, due 06/01/27[3]	280,000	265,300
Olympus Water US Holding Corp.
4.250%, due 10/01/28[3]	200,000	176,732
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[3]	100,000	86,455
Syngenta Finance N.V.
4.441%, due 04/24/23[3]	1,600,000	1,610,791
Tronox, Inc.
4.625%, due 03/15/29[3]	295,000	263,287

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
WR Grace Holdings LLC
5.625%, due 10/01/24[3]	55,000	55,138
		3,910,816
Commercial services—1.5%
ADT Security Corp.
4.125%, due 08/01/29[3]	180,000	152,825
4.875%, due 07/15/32[3]	180,000	152,325
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, due 06/01/28[3]	200,000	177,000
APi Escrow Corp.
4.750%, due 10/15/29[3]	70,000	63,000
APi Group DE, Inc.
4.125%, due 07/15/29[3]	45,000	40,164
APX Group, Inc.
6.750%, due 02/15/27[3,5]	255,000	252,769
ASGN, Inc.
4.625%, due 05/15/28[3]	155,000	143,995
CoStar Group, Inc.
2.800%, due 07/15/30[3]	1,300,000	1,131,480
Duke University,
Series 2020,
2.682%, due 10/01/44	1,700,000	1,388,263
Emory University,
Series 2020,
2.143%, due 09/01/30	1,400,000	1,249,076
Garda World Security Corp.
4.625%, due 02/15/27[3]	370,000	333,000
HealthEquity, Inc.
4.500%, due 10/01/29[3]	115,000	105,081
Korn Ferry
4.625%, due 12/15/27[3]	200,000	189,500
MoneyGram International, Inc.
5.375%, due 08/01/26[3]	60,000	61,204
MPH Acquisition Holdings LLC
5.500%, due 09/01/28[3]	515,000	477,019
5.750%, due 11/01/28[3,5]	145,000	126,293
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[3]	420,000	406,992
5.875%, due 10/01/30[3]	165,000	158,242
PayPal Holdings, Inc.
2.850%, due 10/01/29	1,800,000	1,648,089
Prime Security Services Borrower LLC/Prime Finance, Inc.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
5.750%, due 04/15/26[3]	460,000	441,025
6.250%, due 01/15/28[3]	120,000	107,562
United Rentals North America, Inc.
3.750%, due 01/15/32	110,000	95,700
5.250%, due 01/15/30	35,000	33,950
ZipRecruiter, Inc.
5.000%, due 01/15/30[3]	60,000	56,100
		8,990,654
Computers—0.8%
Apple, Inc.
2.450%, due 08/04/26	610,000	589,127
Dell International LLC/EMC Corp.
4.900%, due 10/01/26	1,300,000	1,326,917
5.850%, due 07/15/25	1,300,000	1,364,779
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	185,000	175,561
Western Digital Corp.
3.100%, due 02/01/32	260,000	216,528
Wipro IT Services LLC
1.500%, due 06/23/26[3]	1,400,000	1,259,664
		4,932,576
Cosmetics & personal care—0.0%†
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	215,000	208,013
Natura Cosmeticos SA
4.125%, due 05/03/28[3]	40,000	35,744
		243,757
Distribution & wholesale—0.1%
IAA, Inc.
5.500%, due 06/15/27[3]	70,000	68,425
Resideo Funding, Inc.
4.000%, due 09/01/29[3]	140,000	124,600
Ritchie Bros Holdings, Inc.
4.750%, due 12/15/31[3]	45,000	45,000
Univar Solutions USA, Inc.
5.125%, due 12/01/27[3]	175,000	167,751
		405,776

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32	290,000	241,289
4.450%, due 04/03/26	1,200,000	1,171,306
Ally Financial, Inc.
2.200%, due 11/02/28	1,400,000	1,212,426
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[8]	105,000	90,667
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[8]	100,000	86,081
American Express Co.
2.550%, due 03/04/27	1,300,000	1,223,745
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[8]	305,000	262,712
BGC Partners, Inc.
5.375%, due 07/24/23	1,400,000	1,421,868
Capital One Financial Corp.
(fixed, converts to FRN on 03/03/25),
2.636%, due 03/03/26	1,300,000	1,247,059
Series M,
(fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[5,8]	235,000	203,862
Charles Schwab Corp.
1.950%, due 12/01/31	1,400,000	1,151,056
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[8]	40,000	40,303
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[8]	256,000	216,991
Discover Financial Services,
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[8]	125,000	112,610
Doric Nimrod Air Finance Alpha Ltd.,
Series 2012-1A,
5.125%, due 11/30/22[3]	86,287	85,269
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[3,7]	551,872	475,978
Lazard Group LLC
4.375%, due 03/11/29	400,000	392,079
LeasePlan Corp. N.V.
2.875%, due 10/24/24[3]	1,500,000	1,446,675

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/20[9]	1,900,000	7,600
1.000%, due 01/24/13[9]	4,500,000	18,000
1.000%, due 12/30/16[9]	900,000	3,600
LFS Topco LLC
5.875%, due 10/15/26[3]	90,000	83,250
Navient Corp.,
Series A,
5.625%, due 01/25/25	500,000	477,317
OneMain Finance Corp.
3.500%, due 01/15/27	190,000	166,919
3.875%, due 09/15/28	70,000	59,325
6.875%, due 03/15/25	1,300,000	1,306,500
7.125%, due 03/15/26	260,000	263,250
World Acceptance Corp.
7.000%, due 11/01/26[3]	120,000	104,099
XP, Inc.
3.250%, due 07/01/26[3,5]	60,000	54,885
		13,626,721
Electric—7.0%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	1,800,000	1,541,587
AES Corp.
2.450%, due 01/15/31	1,400,000	1,160,894
Alabama Power Co.,
Series 20-A,
1.450%, due 09/15/30	600,000	494,098
Appalachian Power Co.,
Series AA,
2.700%, due 04/01/31	1,400,000	1,225,152
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	1,557,809
Black Hills Corp.
2.500%, due 06/15/30	1,400,000	1,215,170
Calpine Corp.
3.750%, due 03/01/31[3]	180,000	151,650
4.500%, due 02/15/28[3]	485,000	448,974
4.625%, due 02/01/29[3]	223,000	194,890
5.000%, due 02/01/31[3]	184,000	156,902
5.125%, due 03/15/28[3]	95,000	86,296
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	655,726

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
Dominion Energy, Inc.,
Series C,
2.250%, due 08/15/31	1,400,000	1,177,568
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[8]	60,000	54,798
Duke Energy Progress LLC
2.000%, due 08/15/31	1,400,000	1,183,675
Edison International
2.950%, due 03/15/23	1,500,000	1,494,720
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[8]	350,000	316,793
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,300,841
Exelon Corp.
2.750%, due 03/15/27[3]	1,300,000	1,228,155
4.700%, due 04/15/50	160,000	155,486
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[4]	145,000	135,531
Idaho Power Co.,
Series K,
4.200%, due 03/01/48	1,400,000	1,336,326
IPALCO Enterprises, Inc.
4.250%, due 05/01/30	1,200,000	1,144,257
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[3]	95,000	85,025
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,380,992
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,748,510
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]	1,400,000	1,176,370
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,666,244
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	2,100,000	2,075,081
Northern States Power Co.
2.900%, due 03/01/50	1,300,000	1,016,811
NRG Energy, Inc.
3.625%, due 02/15/31[3]	280,000	233,100
5.250%, due 06/15/29[3]	180,000	169,537
5.750%, due 01/15/28	150,000	146,625

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Pacific Gas and Electric Co.
1.750%, due 06/16/22	1,400,000	1,399,051
3.150%, due 01/01/26	500,000	469,888
3.400%, due 08/15/24[5]	1,400,000	1,368,932
3.750%, due 02/15/24	1,600,000	1,591,240
4.300%, due 03/15/45	425,000	329,322
San Diego Gas & Electric Co.,
Series VVV,
1.700%, due 10/01/30	1,400,000	1,157,978
Southern California Edison Co.
SOFR + 0.470%,
0.520%, due 12/02/22[2]	1,500,000	1,499,450
Southern Co.,
Series A,
3.700%, due 04/30/30[5]	1,200,000	1,130,760
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51	575,000	546,342
Southwestern Electric Power Co.,
Series M,
4.100%, due 09/15/28	1,200,000	1,184,084
Vistra Operations Co. LLC
4.375%, due 05/01/29[3]	125,000	113,435
5.000%, due 07/31/27[3]	290,000	276,225
5.500%, due 09/01/26[3]	60,000	59,790
WEC Energy Group, Inc.
1.800%, due 10/15/30	1,300,000	1,069,031
		41,311,121
Electrical components & equipment—0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[3]	90,000	74,942
4.750%, due 06/15/28[3]	245,000	215,409
		290,351
Electronics—0.0%†
Imola Merger Corp.
4.750%, due 05/15/29[3]	245,000	227,850

Energy-Alternate Sources—0.5%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[3,5]	1,500,000	1,500,281
FS Luxembourg Sarl
10.000%, due 12/15/25[3]	20,000	20,454

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[3]	1,300,000	1,261,000
		2,781,735
Engineering & construction—0.3%
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[3]	155,000	141,263
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[3]	1,800,000	1,764,342
		1,905,605
Entertainment—0.6%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[3]	220,000	222,391
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[3]	85,000	86,806
Cedar Fair LP
5.250%, due 07/15/29[5]	25,000	23,656
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	35,000	34,035
5.500%, due 05/01/25[3]	110,000	110,550
Churchill Downs, Inc.
5.500%, due 04/01/27[3]	265,000	260,206
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]	65,000	61,068
4.875%, due 11/01/24[3]	60,000	59,246
6.500%, due 05/15/27[3]	250,000	259,325
Magallanes, Inc.
4.054%, due 03/15/29[3]	1,700,000	1,623,276
5.141%, due 03/15/52[3]	325,000	289,748
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]	145,000	127,242
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[3]	50,000	47,394
Six Flags Entertainment Corp.
4.875%, due 07/31/24[3]	55,000	54,780
5.500%, due 04/15/27[3,5]	40,000	39,200

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	125,000	129,844
		3,428,767
Environmental control—0.1%
GFL Environmental, Inc.
4.750%, due 06/15/29[3]	290,000	263,175
Harsco Corp.
5.750%, due 07/31/27[3]	230,000	207,000
		470,175
Food—0.4%
Kraft Heinz Foods Co.
7.125%, due 08/01/39[3]	1,200,000	1,402,872
Kroger Co.
5.400%, due 01/15/49	115,000	123,952
Performance Food Group, Inc.
4.250%, due 08/01/29[3]	110,000	97,760
5.500%, due 10/15/27[3]	95,000	92,190
Pilgrim's Pride Corp.
3.500%, due 03/01/32[3]	85,000	71,825
4.250%, due 04/15/31[3]	145,000	132,313
Post Holdings, Inc.
4.500%, due 09/15/31[3]	110,000	91,476
4.625%, due 04/15/30[3]	115,000	98,325
5.625%, due 01/15/28[3]	35,000	33,093
Sysco Corp.
6.600%, due 04/01/50	184,000	218,738
US Foods, Inc.
4.625%, due 06/01/30[3]	75,000	67,125
6.250%, due 04/15/25[3]	165,000	169,506
		2,599,175
Food Service—0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[3]	300,000	297,375
5.000%, due 02/01/28[3]	530,000	494,251
		791,626
Gas—0.9%
National Fuel Gas Co.
2.950%, due 03/01/31	1,900,000	1,624,060

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Gas—(concluded)
NiSource, Inc.
3.600%, due 05/01/30	1,200,000	1,121,873
Southern California Gas Co.
2.950%, due 04/15/27	1,300,000	1,243,177
Southwest Gas Corp.
4.050%, due 03/15/32	1,400,000	1,323,607
		5,312,717
Healthcare-products—0.2%
Mozart Debt Merger Sub, Inc.
3.875%, due 04/01/29[3]	105,000	91,745
Thermo Fisher Scientific, Inc.
1.750%, due 10/15/28	1,400,000	1,233,741
		1,325,486
Healthcare-services—0.5%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]	160,000	151,600
Centene Corp.
3.000%, due 10/15/30	165,000	143,550
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[3]	125,000	109,581
DaVita, Inc.
4.625%, due 06/01/30[3]	130,000	113,100
HCA, Inc.
3.125%, due 03/15/27[3]	1,300,000	1,222,574
4.125%, due 06/15/29	549,000	525,261
5.625%, due 09/01/28	30,000	31,003
5.875%, due 02/01/29	30,000	31,249
Molina Healthcare, Inc.
3.875%, due 05/15/32[3]	165,000	144,867
Tenet Healthcare Corp.
4.625%, due 09/01/24[3]	15,000	14,869
4.625%, due 06/15/28[3]	365,000	344,013
5.125%, due 11/01/27[3]	45,000	43,693
U.S. Acute Care Solutions LLC
6.375%, due 03/01/26[3]	60,000	58,275
		2,933,635
Home builders—0.6%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,403,556

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
NVR, Inc.
3.950%, due 09/15/22	1,800,000	1,802,632
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[3]	370,000	331,150
4.750%, due 04/01/29[3]	40,000	34,620
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28[3]	35,000	34,212
5.875%, due 06/15/27[3]	35,000	34,744
Toll Brothers Finance Corp.
4.350%, due 02/15/28	25,000	23,842
		3,664,756
Household products/wares—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[3]	15,000	13,950
5.500%, due 07/15/30[3]	55,000	51,183
		65,133
Insurance—1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	330,000	304,772
Corebridge Financial, Inc.
4.350%, due 04/05/42	130,000	117,562
Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,691,006
Fidelity National Financial, Inc.
3.400%, due 06/15/30	1,500,000	1,357,615
GA Global Funding Trust
0.800%, due 09/13/24[3]	1,400,000	1,303,863
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[3]	110,000	99,825
Progressive Corp.
2.500%, due 03/15/27	1,300,000	1,231,847
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52	70,000	68,075
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[3]	1,400,000	1,411,636

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Ryan Specialty Group LLC
4.375%, due 02/01/30[3]	60,000	54,722
		7,640,923
Internet—0.5%
Cars.com, Inc.
6.375%, due 11/01/28[3]	145,000	135,868
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000	1,333,349
6.250%, due 05/01/25[3]	1,196,000	1,248,289
Match Group Holdings II LLC
4.625%, due 06/01/28[3]	145,000	135,165
5.625%, due 02/15/29[3,5]	135,000	130,275
Netflix, Inc.
5.875%, due 11/15/28	20,000	20,600
6.375%, due 05/15/29	20,000	21,200
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[3]	80,000	72,774
		3,097,520
Investment companies—0.2%
Owl Rock Capital Corp.
2.875%, due 06/11/28	1,300,000	1,107,186

Iron & steel—0.1%
Allegheny Technologies, Inc.
4.875%, due 10/01/29	35,000	31,847
5.125%, due 10/01/31	35,000	31,615
Carpenter Technology Corp.
7.625%, due 03/15/30	75,000	76,367
CSN Inova Ventures
6.750%, due 01/28/28[3]	145,000	144,030
Metinvest BV
7.650%, due 10/01/27[3]	25,000	13,312
7.750%, due 10/17/29[3]	110,000	58,300
		355,471
Leisure Time—0.2%
Carnival Corp.
4.000%, due 08/01/28[3]	150,000	135,021
5.750%, due 03/01/27[3]	260,000	235,434
7.625%, due 03/01/26[3]	175,000	171,281
9.875%, due 08/01/27[3]	45,000	48,499

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
Life Time, Inc.
5.750%, due 01/15/26[3]	100,000	97,030
Lindblad Expeditions LLC
6.750%, due 02/15/27[3]	50,000	49,063
NCL Corp. Ltd.
5.875%, due 02/15/27[3]	75,000	71,493
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[3]	165,000	153,746
5.500%, due 04/01/28[3,5]	175,000	159,687
7.500%, due 10/15/27	100,000	101,644
		1,222,898
Lodging—1.0%
Las Vegas Sands Corp.
3.200%, due 08/08/24	1,400,000	1,344,504
Marriott International, Inc.
3.600%, due 04/15/24	1,500,000	1,504,421
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	105,000	89,644
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	175,000	163,107
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[3,5]	140,000	128,754
5.500%, due 03/01/25[3]	2,484,000	2,403,270
Wynn Macau Ltd.
5.500%, due 01/15/26[3]	75,000	64,875
		5,698,575
Machinery-construction & mining—0.0%†
Terex Corp.
5.000%, due 05/15/29[3]	150,000	137,841
Vertiv Group Corp.
4.125%, due 11/15/28[3]	155,000	135,044
		272,885
Media—2.2%
AMC Networks, Inc.
4.250%, due 02/15/29[5]	200,000	174,092
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]	100,000	87,250
4.750%, due 03/01/30[3]	205,000	183,219
4.750%, due 02/01/32[3]	245,000	210,536
5.000%, due 02/01/28[3]	210,000	200,025

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29		1,400,000	1,192,980
3.500%, due 06/01/41		1,400,000	1,023,045
4.800%, due 03/01/50		565,000	462,886
Comcast Corp.
2.937%, due 11/01/56[3]		685,000	489,997
CSC Holdings LLC
5.750%, due 01/15/30[3]		810,000	672,300
7.500%, due 04/01/28[3]		325,000	299,601
Discovery Communications LLC
4.650%, due 05/15/50		280,000	240,842
DISH DBS Corp.
5.125%, due 06/01/29		145,000	113,261
5.875%, due 11/15/24		115,000	111,550
7.375%, due 07/01/28[5]		315,000	275,430
7.750%, due 07/01/26		30,000	28,220
Fox Corp.
5.576%, due 01/25/49		310,000	321,219
Paramount Global
4.200%, due 05/19/32		285,000	262,941
4.950%, due 01/15/31		270,000	267,440
(fixed, converts to FRN on 03/30/27),
6.375%, due 03/30/62		330,000	319,824
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[3]		110,000	101,298
Sirius XM Radio, Inc.
4.125%, due 07/01/30[3]		470,000	412,702
5.000%, due 08/01/27[3]		25,000	24,125
5.500%, due 07/01/29[3]		130,000	125,016
Time Warner Entertainment Co. LP
8.375%, due 03/15/23		1,200,000	1,253,713
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[3]	GBP	2,200,000	2,700,274
5.500%, due 05/15/29[3]		200,000	185,000
Walt Disney Co.
3.600%, due 01/13/51		1,500,000	1,294,761
			13,033,547
Mining—0.1%
Constellium SE
5.625%, due 06/15/28[3]		50,000	47,875
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]		125,000	112,758

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
FMG Resources August 2006 Pty Ltd.
5.875%, due 04/15/30[3]	45,000	44,676
6.125%, due 04/15/32[3]	40,000	39,701
Hudbay Minerals, Inc.
4.500%, due 04/01/26[3]	250,000	231,139
6.125%, due 04/01/29[3,5]	115,000	108,821
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28[3]	54,000	58,050
Volcan Cia Minera SAA
4.375%, due 02/11/26[3]	45,000	40,297
		683,317
Office & business equipment—0.0%†
CDW LLC / CDW Finance Corp.
3.569%, due 12/01/31	175,000	153,219

Oil & gas—1.1%
Antero Resources Corp.
5.375%, due 03/01/30[3]	110,000	107,480
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]	85,000	85,666
BP Capital Markets America, Inc.
3.633%, due 04/06/30	225,000	216,970
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/30),
4.875%, due 03/22/30[8]	540,000	517,698
Chesapeake Energy Corp.
6.750%, due 04/15/29[3]	185,000	186,156
Comstock Resources, Inc.
6.750%, due 03/01/29[3]	150,000	151,677
Continental Resources, Inc.
5.750%, due 01/15/31[3]	1,200,000	1,226,808
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[3]	35,000	35,000
Ecopetrol SA
5.875%, due 05/28/45	65,000	51,350
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	64,000	62,720
6.000%, due 04/15/30	85,000	84,362
6.000%, due 02/01/31[3]	71,000	68,518
6.250%, due 11/01/28[3]	75,000	74,674
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	65,000	58,776

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Medco Bell Pte Ltd.
6.375%, due 01/30/27[3]	55,000	51,425
Occidental Petroleum Corp.
3.200%, due 08/15/26	1,200,000	1,128,000
6.600%, due 03/15/46	215,000	234,350
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[6]	54,055	53,245
7.720%, due 12/01/26[6,7]	1,437,666	313,811
PDC Energy, Inc.
5.750%, due 05/15/26	195,000	189,766
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	42,000
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	59,207
7.690%, due 01/23/50	260,000	202,930
Range Resources Corp.
4.875%, due 05/15/25	160,000	158,400
8.250%, due 01/15/29	85,000	91,137
Rio Oil Finance Trust
9.250%, due 07/06/24[3]	614,150	637,680
Rockcliff Energy II LLC
5.500%, due 10/15/29[3]	50,000	48,500
Southwestern Energy Co.
4.750%, due 02/01/32	210,000	198,582
		6,336,888
Oil & gas services—0.0%†
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 05/30/22[3,8,10]	174,037	631
TechnipFMC PLC
6.500%, due 02/01/26[3]	110,000	113,850
		114,481
Packaging & containers—0.5%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[3]	115,000	108,100
Intertape Polymer Group, Inc.
4.375%, due 06/15/29[3]	560,000	576,173
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28[3]	175,000	154,437
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]	200,000	193,250

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
WRKCo, Inc.
4.650%, due 03/15/26	1,200,000	1,226,925
4.900%, due 03/15/29[5]	500,000	513,789
		2,772,674
Pharmaceuticals—1.8%
AbbVie, Inc.
3.800%, due 03/15/25	305,000	305,271
4.250%, due 11/14/28	1,200,000	1,196,104
4.700%, due 05/14/45	120,000	117,030
Bausch Health Cos., Inc.
5.000%, due 01/30/28[3]	145,000	106,962
Bayer US Finance II LLC
3 mo. USD LIBOR + 1.010%,
1.126%, due 12/15/23[2,3]	1,900,000	1,908,870
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
1.014%, due 07/15/23 [2]	800,000	804,342
4.375%, due 10/15/28	1,400,000	1,404,558
CVS Health Corp.
2.125%, due 09/15/31	1,400,000	1,163,460
5.050%, due 03/25/48	270,000	271,627
CVS Pass-Through Trust
4.704%, due 01/10/36[3]	2,652,780	2,656,744
Embecta Corp.
5.000%, due 02/15/30[3]	255,000	230,138
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[3]	200,000	186,060
5.125%, due 04/30/31[3]	200,000	180,750
Viatris, Inc.
4.000%, due 06/22/50	325,000	240,333
Vizient, Inc.
6.250%, due 05/15/27[3]	55,000	56,788
		10,829,037
Pipelines—2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]	385,000	360,868
5.750%, due 01/15/28[3]	93,000	90,425
7.875%, due 05/15/26[3]	85,000	88,909
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[3]	55,000	56,650
Buckeye Partners LP
5.600%, due 10/15/44	110,000	88,275

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24	1,600,000	1,677,835
Cheniere Energy Partners LP
4.500%, due 10/01/29	155,000	148,412
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3]	495,000	456,538
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[3]	10,000	9,738
DCP Midstream Operating LP
5.600%, due 04/01/44	5,000	4,780
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[3]	30,000	27,266
6.750%, due 09/15/37[3]	30,000	33,690
DT Midstream, Inc.
4.125%, due 06/15/29[3]	290,000	263,900
Enbridge, Inc.
2.500%, due 02/14/25	210,000	203,432
Energy Transfer LP
5.250%, due 04/15/29	1,500,000	1,523,599
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[8]	750,000	648,750
Series G,
(fixed, converts to FRN on 05/15/30),
7.125%, due 05/15/30[8]	760,000	717,136
Enterprise Products Operating LLC
4.200%, due 01/31/50	300,000	262,953
EQM Midstream Partners LP
4.500%, due 01/15/29[3]	60,000	54,013
4.750%, due 01/15/31[3]	60,000	53,496
5.500%, due 07/15/28	175,000	167,125
6.000%, due 07/01/25[3]	40,000	39,642
6.500%, due 07/01/27[3]	130,000	131,300
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	35,000	32,638
6.500%, due 10/01/25	40,000	38,000
7.750%, due 02/01/28	105,000	101,062
8.000%, due 01/15/27	40,000	39,230
Global Partners LP/GLP Finance Corp.
6.875%, due 01/15/29	35,000	34,127
Harvest Midstream I LP
7.500%, due 09/01/28[3]	145,000	147,126

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Kinder Morgan, Inc.
5.550%, due 06/01/45		320,000	321,775
7.750%, due 01/15/32		1,400,000	1,701,835
MPLX LP
4.700%, due 04/15/48		378,000	333,350
New Fortress Energy, Inc.
6.500%, due 09/30/26[3]		375,000	362,932
6.750%, due 09/15/25[3]		320,000	314,605
NuStar Logistics LP
5.625%, due 04/28/27		30,000	28,768
5.750%, due 10/01/25		60,000	59,700
6.000%, due 06/01/26		35,000	34,917
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29		185,000	168,526
Southern Gas Corridor CJSC
6.875%, due 03/24/26[3]		45,000	47,644
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 03/01/27[3]		55,000	52,800
6.000%, due 12/31/30[3]		200,000	185,000
6.000%, due 09/01/31[3]		210,000	191,625
7.500%, due 10/01/25[3]		235,000	239,822
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28		10,000	9,835
6.500%, due 07/15/27		10,000	10,301
6.875%, due 01/15/29		10,000	10,547
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[3]		80,000	69,604
4.125%, due 08/15/31[3]		110,000	99,825
Western Midstream Operating LP
4.550%, due 02/01/30[4,5]		65,000	59,715
5.750%, due 02/01/50[4]		100,000	88,116
			11,892,157
Private Equity—0.2%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]		1,500,000	1,411,114

Real estate—0.4%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[3]		75,000	60,764
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[6]	GBP	677,078	968,675

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Vesteda Finance BV
2.500%, due 10/27/22[6]	EUR	1,000,000	1,061,238
			2,090,677
Real estate investment trusts—0.6%
American Finance Trust, Inc./American Finance Operating Partner LP
4.500%, due 09/30/28[3]		210,000	178,802
American Tower Corp.
2.400%, due 03/15/25		165,000	158,614
EPR Properties
3.750%, due 08/15/29		160,000	141,675
Iron Mountain, Inc.
4.875%, due 09/15/27[3]		175,000	167,125
4.875%, due 09/15/29[3]		100,000	91,605
5.000%, due 07/15/28[3]		250,000	236,833
5.250%, due 03/15/28[3]		380,000	361,961
5.250%, due 07/15/30[3]		55,000	50,410
5.625%, due 07/15/32[3]		345,000	311,956
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[3]		165,000	151,139
5.875%, due 10/01/28[3]		130,000	126,100
7.500%, due 06/01/25[3]		140,000	144,858
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27		345,000	321,699
RLJ Lodging Trust LP
4.000%, due 09/15/29[3]		140,000	124,982
Service Properties Trust
4.950%, due 02/15/27		175,000	151,650
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[3]		635,000	566,737
Vici Properties, Inc.
4.500%, due 01/15/28		10,000	9,659
XHR LP
4.875%, due 06/01/29[3]		135,000	124,316
			3,420,121
Retail—0.7%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]		145,000	123,953
7-Eleven, Inc.
0.950%, due 02/10/26[3]		1,578,000	1,411,280
Asbury Automotive Group, Inc.
4.625%, due 11/15/29[3]		40,000	36,005
5.000%, due 02/15/32[3]		25,000	22,187

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]	200,000	198,921
Gap, Inc.
3.625%, due 10/01/29[3,5]	55,000	44,737
3.875%, due 10/01/31[3]	65,000	51,818
GYP Holdings III Corp.
4.625%, due 05/01/29[3]	80,000	70,900
Ken Garff Automotive LLC
4.875%, due 09/15/28[3]	95,000	86,454
LCM Investments Holdings II LLC
4.875%, due 05/01/29[3]	155,000	135,830
McDonald's Corp.
3.625%, due 09/01/49	130,000	108,706
Starbucks Corp.
2.550%, due 11/15/30	1,700,000	1,474,285
Yum! Brands, Inc.
5.375%, due 04/01/32	140,000	133,790
		3,898,866
Semiconductors—1.8%
Broadcom, Inc.
3.137%, due 11/15/35[3]	3,762,000	3,038,652
3.419%, due 04/15/33[3]	1,300,000	1,115,323
3.500%, due 02/15/41[3]	285,000	221,633
4.926%, due 05/15/37[3]	1,468,000	1,372,360
Micron Technology, Inc.
4.975%, due 02/06/26	1,400,000	1,434,286
NXP BV/NXP Funding LLC
4.875%, due 03/01/24[3]	1,500,000	1,529,344
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,089,323
		10,800,921
Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28[3]	1,400,000	1,207,624

Software—0.8%
Citrix Systems, Inc.
3.300%, due 03/01/30[5]	1,100,000	1,084,749
Clarivate Science Holdings Corp.
3.875%, due 07/01/28[3]	110,000	97,900

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28[3]		90,000	84,600
Electronic Arts, Inc.
1.850%, due 02/15/31[5]		1,700,000	1,406,949
Open Text Corp.
3.875%, due 12/01/29[3]		95,000	84,423
Open Text Holdings, Inc.
4.125%, due 12/01/31[3]		60,000	52,010
Oracle Corp.
3.850%, due 04/01/60		1,400,000	989,602
3.950%, due 03/25/51		375,000	284,843
4.000%, due 11/15/47		345,000	268,131
Rackspace Technology Global, Inc.
3.500%, due 02/15/28[3]		155,000	134,055
Ziff Davis, Inc.
4.625%, due 10/15/30[3]		303,000	270,182
			4,757,444
Telecommunications—2.0%
Altice France SA
5.125%, due 07/15/29[3]		670,000	567,195
5.875%, due 02/01/27[3]	EUR	1,100,000	1,163,346
AT&T, Inc.
3.500%, due 09/15/53		335,000	262,273
3.650%, due 06/01/51		115,000	93,201
4.500%, due 03/09/48		441,000	413,293
C&W Senior Financing DAC
6.875%, due 09/15/27[3]		45,000	43,664
Ciena Corp.
4.000%, due 01/31/30[3]		65,000	59,272
CommScope, Inc.
4.750%, due 09/01/29[3]		655,000	547,639
Consolidated Communications, Inc.
5.000%, due 10/01/28[3]		115,000	93,978
6.500%, due 10/01/28[3]		105,000	91,491
Frontier Communications Holdings LLC
5.875%, due 10/15/27[3]		230,000	220,225
Level 3 Financing, Inc.
3.750%, due 07/15/29[3]		75,000	60,938
3.875%, due 11/15/29[3]		1,200,000	1,058,856
4.625%, due 09/15/27[3]		235,000	211,206
Lumen Technologies, Inc.
4.500%, due 01/15/29[3]		105,000	82,966
5.375%, due 06/15/29[3]		155,000	126,218

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)

Motorola Solutions, Inc.
2.300%, due 11/15/30	1,400,000	1,145,562
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]	110,000	113,802
Rogers Communications, Inc.
3.800%, due 03/15/32[3]	140,000	128,918
4.550%, due 03/15/52[3]	320,000	283,914
T-Mobile USA, Inc.
2.550%, due 02/15/31	1,300,000	1,104,148
3.400%, due 10/15/52[3]	370,000	280,343
4.500%, due 04/15/50	285,000	259,740
Verizon Communications, Inc.
2.355%, due 03/15/32	350,000	293,878
2.550%, due 03/21/31	1,600,000	1,392,819
2.850%, due 09/03/41	1,700,000	1,326,602
Vmed O2 UK Financing I PLC
4.750%, due 07/15/31[3]	435,000	373,012
		11,798,499
Transportation—0.3%
AP Moller - Maersk A/S
4.500%, due 06/20/29[3]	1,500,000	1,513,274
MV24 Capital BV
6.748%, due 06/01/34[3]	36,123	34,367
		1,547,641
Trucking & leasing—0.3%
SMBC Aviation Capital Finance DAC
4.125%, due 07/15/23[3]	1,600,000	1,595,456

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Water—0.0%†
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[3]		115,000	117,875
Total corporate bonds (cost—$337,873,728)			308,492,842

Loan assignments—0.6%
Broadcast—0.6%
Hilton Worldwide Finance LLC,
2019 Term Loan B2,
1 mo. USD LIBOR + 1.750%,
0.024%, due 06/22/26[2]
(cost — $3,505,444)		3,524,014	3,479,964

Mortgage-backed securities—13.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1,
3.901%, due 08/10/35[3]		1,500,000	1,488,328
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
2.595%, due 09/25/35[11]		42,798	39,653
Alba PLC,
Series 2007-1, Class A3,
SONIA + 0.289%,
0.241%, due 03/17/39[2,6]	GBP	333,004	404,274
Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33		12,540	12,357
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
1.087%, due 12/25/35[2]		94,476	84,905
Series 2006-14CB, Class A1,
6.000%, due 06/25/36		1,282,895	870,567
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37		326,646	223,375
Ashford Hospitality Trust,
Series 2018-KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
1.090%, due 06/15/35[2,3]		1,500,000	1,487,166
BAMLL Commercial Mortgage Securities Trust,
Series 2012-PARK, Class A,
2.959%, due 12/10/30[3]		1,000,000	1,001,814

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Banc of America Funding Trust,
Series 2005-D, Class A1,
2.785%, due 05/25/35[11]	208,516	211,558
BANK,
Series 2022-BNK40, Class A4,
3.507%, due 03/15/64[11]	1,300,000	1,247,116
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
4.126%, due 07/20/32[11]	82	82
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[3]	3,600,000	3,535,003
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
2.169%, due 10/25/33[11]	2,996	3,004
Series 2004-9, Class 2A1,
2.825%, due 09/25/34[11]	114,673	114,525
Series 2005-7, Class 22A1,
2.894%, due 09/25/35[11]	285,814	207,112
Series 2006-1, Class 21A2,
3.030%, due 02/25/36[11]	393,211	320,269
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
2.500%, due 04/25/33[11]	4,429	4,615
Series 2003-5, Class 2A1,
2.576%, due 08/25/33[11]	46,370	46,032
Series 2004-3, Class 1A2,
3.131%, due 07/25/34[11]	46,548	44,346
Series 2004-6, Class 2A1,
3.363%, due 09/25/34[11]	248,152	242,250
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[11]	96,973	80,225
BPR Trust,
Series 2022-OANA, Class D,
1 Month CME Term SOFR + 3.695%,
4.045%, due 04/15/37[2]	348,000	347,235
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D,
1 mo. USD LIBOR + 1.650%,
1.841%, due 09/15/36[2,3]	385,000	372,813
BX Trust,
Series 2018-GW, Class A,
1 mo. USD LIBOR + 0.800%,
0.991%, due 05/15/35[2,3]	1,200,000	1,177,379
Series 2019-OC11, Class C,
3.856%, due 12/09/41[3]	121,000	110,460

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2019-OC11, Class D,
4.076%, due 12/09/41[3,11]	63,000	56,279
Series 2021-SDMF, Class D,
1 mo. USD LIBOR + 1.387%,
1.784%, due 09/15/34[2,3]	392,000	371,193
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	881,944	748,074
Chase Mortgage Finance Trust,
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	492,906	251,308
CHL Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1,
3.002%, due 08/25/34[11]	11,977	12,094
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
1.991%, due 02/20/36[2]	105,438	103,924
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.333%, due 02/10/48[11]	3,008,626	88,591
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
2.470%, due 05/25/35[2]	33,812	33,429
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A,
2.664%, due 08/25/35[11]	137,489	138,958
Series 2005-6, Class A2,
1 year CMT + 2.150%,
2.210%, due 09/25/35[2]	7,963	8,082
Series 2005-6, Class A3,
1 year CMT + 1.800%,
1.860%, due 09/25/35[2]	1,764	1,750
COMM Mortgage Trust,
Series 2014-LC15, Class XA,
1.065%, due 04/10/47[11]	7,596,371	117,343
Series 2014-UBS3, Class XA,
1.066%, due 06/10/47[11]	2,724,822	46,704
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A2,
3.002%, due 08/25/34[11]	7,663	7,740
CSMC Trust,
Series 2021-JR2, Class A1,
2.215%, due 11/25/61[3,11]	989,305	956,323

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.520%,
0.600%, due 08/19/45[2]	110,530	104,665
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD LIBOR + 1.080%,
1.171%, due 07/15/38[2,3]	1,391,436	1,372,216
FHLMC GNMA,
Series 23, Class KZ,
6.500%, due 11/25/23	3,757	3,832
FHLMC REMIC,
Series 1367, Class KA,
6.500%, due 09/15/22	11	11
Series 1502, Class PX,
7.000%, due 04/15/23	10,001	10,168
Series 1503, Class PZ,
7.000%, due 05/15/23	3,426	3,495
Series 1534, Class Z,
5.000%, due 06/15/23	2,887	2,905
Series 1562, Class Z,
7.000%, due 07/15/23	6,588	6,731
Series 1694, Class Z,
6.500%, due 03/15/24	3,615	3,730
Series 2061, Class Z,
6.500%, due 06/15/28	23,192	24,735
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.589%, due 01/15/32[2]	12,715	12,773
Series 2764, Class LZ,
4.500%, due 03/15/34	284,207	289,481
Series 2764, Class ZG,
5.500%, due 03/15/34	985,714	1,044,283
Series 2835, Class JZ,
5.000%, due 08/15/34	166,705	174,466
Series 2921, Class PG,
5.000%, due 01/15/35	690,081	723,849
Series 2983, Class TZ,
6.000%, due 05/15/35	685,554	735,362
Series 3149, Class CZ,
6.000%, due 05/15/36	718,777	779,929
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
2.389%, due 09/25/30[2]	656,357	660,422

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2020-RR04, Class X,
2.126%, due 02/27/29[11]	3,460,000	393,082
Series 2022-DNA2, Class M2,
30-Day Average SOFR + 3.750%,
3.799%, due 02/25/42[2,3]	326,000	321,118
Series 2022-DNA3, Class M1B,
30-Day Average SOFR + 2.900%,
3.267%, due 04/25/42[2]	210,000	210,133
Series 2022-HQA1, Class M2,
30-Day Average SOFR + 5.250%,
5.300%, due 03/25/42[2,3]	383,000	390,679
FHLMC Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	353,970	389,350
Series T-58, Class 2A,
6.500%, due 09/25/43	189,340	200,045
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
2.754%, due 08/25/35[11]	8,433	5,920
FNMA,
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	15,728	16,864
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	243,214	257,393
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	240,165	256,625
FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
3.739%, due 09/25/29[2]	1,001,165	1,023,442
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
3.089%, due 10/25/29[2]	470,250	482,639
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
2.939%, due 11/25/29[2]	1,012,016	1,033,978
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
2.289%, due 01/25/30[2]	303,739	306,020
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
2.739%, due 02/25/30[2]	218,815	221,517
Series 2017-C06, Class 2M2,
1 mo. USD LIBOR + 2.800%,
2.889%, due 02/25/30[2]	243,647	249,171

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2022-R01, Class 1M2,
30-Day Average SOFR + 1.900%,
1.950%, due 12/25/41 [2,3]	343,000	330,570
Series 2022-R03, Class 1M2,
30-Day Average SOFR + 3.500%,
3.599%, due 03/25/42[2,3]	475,000	483,336
Series 2022-R04, Class 1M2,
30-Day Average SOFR + 3.100%,
3.199%, due 03/25/42[2]	191,000	191,958
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	1	1
Series 1993-160, Class ZB,
6.500%, due 09/25/23	1,071	1,089
Series 1993-163, Class ZA,
7.000%, due 09/25/23	274	279
Series 1993-37, Class PX,
7.000%, due 03/25/23	394	398
Series 1993-60, Class Z,
7.000%, due 05/25/23	3,080	3,130
Series 1993-70, Class Z,
6.900%, due 05/25/23	446	454
Series 1993-96, Class PZ,
7.000%, due 06/25/23	2,390	2,418
Series 2000-34, Class F,
1 mo. USD LIBOR + 0.450%,
0.539%, due 10/25/30[2]	1,505	1,507
Series 2002-80, Class A1,
6.500%, due 11/25/42	385,028	413,953
Series 2003-64, Class AH,
6.000%, due 07/25/33	813,996	880,350
Series 2005-120, Class ZU,
5.500%, due 01/25/36	824,645	883,781
Series 2005-24, Class ZE,
5.000%, due 04/25/35	319,595	333,879
Series 2006-65, Class GD,
6.000%, due 07/25/26	206,677	215,377
FNMA REMIC Trust,
Series 1999-W4, Class A9,
6.250%, due 02/25/29	89,232	94,339
GNMA,
Series 2003-98, Class Z,
6.000%, due 11/20/33	2,298,090	2,406,323
Series 2005-26, Class ZA,
5.500%, due 01/20/35	4,546,563	4,697,721

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
0.683%, due 08/20/65[2]	944,777	942,798
Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
0.883%, due 05/20/66[2]	675,281	676,897
Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
0.883%, due 07/20/66[2]	1,251,998	1,255,123
Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
0.432%, due 05/20/47[2]	308,682	308,821
Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
0.382%, due 10/20/43[2]	909,227	903,393
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
2.864%, due 09/25/35[11]	111,081	111,578
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
0.780%, due 01/19/35[2]	19,700	17,897
Series 2005-4, Class 3A1,
2.675%, due 07/19/35[11]	131,836	106,698
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30-Day Average SOFR + 1.700%,
1.806%, due 04/19/37[2,3]	1,500,000	1,499,999
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 1.060%,
2.560%, due 06/15/35[2,3]	1,550,537	1,520,543
Series 2022-OPO, Class D,
3.450%, due 01/05/39[3,11]	284,000	246,624
JPMorgan Mortgage Trust,
Series 2005-A8, Class 1A1,
2.745%, due 11/25/35[11]	335,494	296,152
Series 2006-A4, Class 2A2,
2.298%, due 06/25/36[11]	155,286	122,658
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class A,
2.558%, due 11/05/44[3]	1,400,000	1,223,871
Legacy Mortgage Asset Trust,
Series 2020-GS1, Class A1,
2.882%, due 10/25/59[3,4]	1,124,637	1,118,967

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. GBP LIBOR + 0.160%,
0.245%, due 01/01/61[2,6]	GBP	1,256,151	1,514,671
Series 2008-W1X, Class A1,
3 mo. GBP LIBOR + 0.600%,
0.685%, due 01/01/61[2,6]	GBP	542,097	672,286
LUXE Trust,
Series 2021-MLBH, Class A,
1 mo. USD LIBOR + 0.980%,
1.070%, due 11/15/38[2,3]	1,400,000		1,369,442
Series 2021-TRIP, Class A,
1 mo. USD LIBOR + 1.050%,
1.241%, due 10/15/38[2,3]	1,300,000		1,274,010
Mansard Mortgages PLC,
Series 2007-1X, Class A2,
SONIA + 0.299%,
0.314%, due 04/15/47[2,6]	GBP	774,651	941,871
MF1 Ltd.,
Series 2021-W10, Class A,
1 Month CME Term SOFR + 1.070%,
1.123%, due 12/15/34[2,3]	1,300,000		1,282,758
Morgan Stanley Capital I Trust,
Series 2021-230P, Class A,
1 mo. USD LIBOR + 1.169%,
1.269%, due 12/15/23[2,3]	1,400,000		1,381,966
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	466,616		438,371
NYO Commercial Mortgage Trust,
Series 2021-1290, Class A,
1 mo. USD LIBOR + 1.095%,
1.175%, due 11/15/38[2,3]	1,500,000		1,468,546
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[3,11]	347,892		320,066
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class A,
1 mo. USD LIBOR + 1.200%,
1.280%, due 11/25/36[2,3]	1,298,285		1,288,564
Reperforming Loan REMIC Trust,
Series 2003-R4, Class 2A,
4.673%, due 01/25/34[3,11]	426,522		382,751
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
0.429%, due 01/25/36 [2,3]	443,895		443,562

PACE Strategic Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	168,554		156,844
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.400%,
0.486%, due 07/20/36[2]	66,869		61,007
SFO Commercial Mortgage Trust,
Series 2021-555, Class A,
1 mo. USD LIBOR + 1.150%,
1.240%, due 05/15/38[2,3]	1,400,000		1,368,458
SGR Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[3,11]	577,064		540,338
SREIT Trust,
Series 2021-IND, Class A,
1 mo. USD LIBOR + 0.700%,
0.800%, due 10/15/38[2,3]	1,400,000		1,359,696
Starwood Mortgage Residential Trust,
Series 2021-5, Class A1,
1.920%, due 09/25/66[3,11]	1,189,886		1,103,175
Structured ARM Loan Trust,
Series 2004-8, Class 3A,
2.604%, due 07/25/34[11]	184,552		184,793
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
0.509%, due 04/25/36[2]	523,027		481,673
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
0.740%, due 09/19/32[2]	35,765		35,264
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
1.961%, due 09/25/37[11]	269,024		266,611
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
SONIA + 0.900%,
0.950%, due 07/20/45[2,3]	GBP	3,895,580	4,898,949
Uropa Securities PLC,
Series 2007-1, Class A3A,
3 mo. GBP LIBOR + 0.200%,
0.318%, due 10/10/40[2,6]	GBP	1,927,142	2,329,695
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[3,11]	1,187,311		1,089,996

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Series 2021-6, Class A3,
1.887%, due 10/25/66[3,11]	305,602	279,690
Series 2022-4, Class A3,
4.740%, due 04/25/67[11,12]	149,000	147,400
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
1.487%, due 06/25/42[2]	5,928	5,739
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.580%,
0.669%, due 10/25/45[2]	252,250	247,869
Series 2006-AR2, Class 2A1,
3.178%, due 03/25/36[11]	386,578	373,602
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
1.087%, due 08/25/46[2]	268,529	263,179
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A,
3.862%, due 12/15/39[3]	1,300,000	1,264,066
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.792%, due 09/15/57[11]	5,831,320	85,664
Series 2014-LC14, Class XA,
1.252%, due 03/15/47[11]	2,758,044	46,102
Total mortgage-backed securities (cost—$80,547,234)		78,990,840

Municipal bonds—0.4%
Colorado—0.0%†
City & County of Denver Co., GO Bonds,
Series A,
5.000%, due 08/01/33	80,000	95,013

District of Columbia—0.0%†
District of Columbia, GO Bonds,
Series D,
5.000%, due 02/01/33	50,000	57,731

Florida—0.0%†
State of Florida Department of Transportation Turnpike System Revenue, Revenue Bonds
5.000%, due 07/01/33	75,000	88,050

Illinois—0.2%
Sales Tax Securitization Corp.,
Series B,
3.057%, due 01/01/34	1,400,000	1,213,632

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds—(concluded)
Maryland—0.0%†
County of Montgomery MD, Refunding, GO Bonds,
Series A,
5.000%, due 08/01/31	75,000	88,737

Massachusetts—0.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds,
Series A,
5.250%, due 07/01/32	145,000	173,816
Massachusetts Development Finance Agency, President and Fellows of Harvard College, Revenue Bonds
5.000%, due 11/15/32[13]	150,000	181,784
		355,600
New York—0.1%
City of New York NY, Refunding, GO Bonds,
Series B-1,
5.000%, due 08/01/32	115,000	133,476
New York City Municipal Water Finance Authority, Revenue Bonds
5.000%, due 06/15/31	80,000	92,750
		226,226
Ohio—0.0%†
City of Columbus OH, GO Bonds,
Series A,
5.000%, due 04/01/32[13]	50,000	59,136
State of Ohio, GO Bonds,
Series A,
5.000%, due 03/01/34	75,000	87,589
		146,725
Texas—0.0%†
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/32	65,000	75,693

Virginia—0.0%†
Virginia Public Building Authority, Revenue Bonds,
Series A,
5.000%, due 08/01/33	80,000	93,625
Total municipal bonds (cost—$2,643,149)		2,441,032

Non-U.S. government agency obligations—2.3%
Colombia Government International Bond
3.000%, due 01/30/30	50,000	39,994
5.000%, due 06/15/45	90,000	67,236

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(continued)
Costa Rica Government International Bond
7.000%, due 04/04/44[3]		40,000	37,958
Dominican Republic International Bond
6.850%, due 01/27/45[3]		210,000	188,317
Egypt Government International Bond
5.875%, due 02/16/31[3]		30,000	21,938
7.500%, due 02/16/61[3]		190,000	126,825
8.500%, due 01/31/47[3]		155,000	111,987
El Salvador Government International Bond
9.500%, due 07/15/52[3]		25,000	10,000
Indonesia Government International Bond
4.625%, due 04/15/43[3]		165,000	153,674
Israel Government International Bond
3.875%, due 07/03/50		1,700,000	1,606,287
4.125%, due 01/17/48		1,600,000	1,573,800
Japan Bank for International Cooperation
2.875%, due 07/21/27		2,200,000	2,157,003
Japan International Cooperation Agency
2.750%, due 04/27/27		1,300,000	1,274,729
Mexico Government International Bond
3.500%, due 02/12/34		175,000	147,875
4.400%, due 02/12/52		175,000	140,437
Mongolia Government International Bond
5.125%, due 04/07/26[3]		55,000	51,431
Nigeria Government International Bond
7.625%, due 11/28/47[3]		60,000	42,450
7.875%, due 02/16/32[3]		75,000	62,813
Oman Government International Bond
6.250%, due 01/25/31[3]		75,000	76,125
7.000%, due 01/25/51[3]		140,000	134,400
Panama Government International Bond
2.252%, due 09/29/32		105,000	84,446
3.298%, due 01/19/33		150,000	131,475
Paraguay Government International Bond
4.950%, due 04/28/31[3]		70,000	68,657
Peruvian Government International Bond
3.000%, due 01/15/34		250,000	208,250
6.350%, due 08/12/28[6]	PEN	2,000,000	487,720
8.200%, due 08/12/26[6]	PEN	2,000,000	544,339
Qatar Government International Bond
4.400%, due 04/16/50[3]		60,000	60,600
4.500%, due 04/23/28[6]		1,700,000	1,789,250
5.103%, due 04/23/48[6]		1,600,000	1,780,000
Republic of South Africa Government International Bond
5.650%, due 09/27/47		90,000	70,948

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
5.750%, due 09/30/49	45,000	35,558
Romanian Government International Bond
3.000%, due 02/14/31[5,6]	104,000	88,550
3.625%, due 03/27/32[3]	50,000	43,041
4.000%, due 02/14/51[6]	110,000	82,830
4.000%, due 02/14/51[3]	60,000	45,180
Saudi Government International Bond
3.250%, due 11/17/51[3]	65,000	52,081
3.750%, due 01/21/55[3]	50,000	43,625
Turkey Government International Bond
5.875%, due 06/26/31	50,000	41,322
Ukraine Government International Bond
7.253%, due 03/15/33[3]	220,000	68,200
Uruguay Government International Bond
5.100%, due 06/18/50	85,000	89,239
Total non-U.S. government agency obligations (cost—$14,721,875)		13,840,590

U.S. government agency obligations—2.1%
FHLMC
7.645%, due 05/01/25	430,945	451,313
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
2.065%, due 03/01/36[2]	1,108	1,127
FNMA
3.500%, due 03/01/35	386,737	388,090
4.500%, due 04/01/29	63,468	65,551
5.255%, due 11/01/34[11]	1,726,171	1,724,264
FNMA ARM
6 mo. USD LIBOR + 1.538%,
1.663%, due 01/01/36[2]	2,821	2,883
12 mo. USD LIBOR + 1.420%,
1.795%, due 03/01/36[2]	8,686	8,735
12 mo. USD LIBOR + 1.619%,
1.994%, due 12/01/35[2]	18,354	18,623
12 mo. USD LIBOR + 1.780%,
2.030%, due 11/01/35[2]	3,587	3,662
12 mo. USD LIBOR + 1.815%,
2.190%, due 03/01/36[2]	16,728	17,074
12 mo. USD LIBOR + 1.942%,
2.192%, due 09/01/35[2]	290	299
12 mo. USD LIBOR + 1.840%,
2.216%, due 03/01/36[2]	16,125	16,470
12 mo. USD LIBOR + 1.912%,
2.287%, due 02/01/36[2]	15,801	16,178

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
1 year CMT + 2.227%,
2.346%, due 04/01/27[2]	5,077	5,110
1 year CMT + 2.251%,
2.376%, due 05/01/27[2]	2,808	2,805
1 year CMT + 2.103%,
2.661%, due 05/01/30[2]	20,044	20,183
FNMA ARM COFI
3.250%, due 11/01/26[12,14]	6,280	5,763
FNMA TBA
3.000%	2,400,000	2,256,828
GNMA II
5.000%, due 07/20/49	2,396,410	2,521,386
5.000%, due 12/20/49	61,502	64,403
GNMA II ARM
1 year CMT + 1.500%,
1.625%, due 07/20/25[2]	901	896
1 year CMT + 1.500%,
1.875%, due 05/20/26[2]	3,045	3,040
1 year CMT + 1.500%,
2.000%, due 01/20/26[2]	1,449	1,444
1 year CMT + 1.500%,
2.125%, due 11/20/23[2]	319	317
GNMA II TBA
3.500%	750,000	733,430
UMBS TBA
3.000%	960,000	904,797
3.500%	1,660,000	1,609,300
4.000%	1,505,000	1,495,806
Total U.S. government agency obligations (cost—$12,493,563)		12,339,777

U.S. Treasury obligations—18.9%
U.S. Treasury Bonds
1.375%, due 11/15/40	8,700,000	6,510,727
1.375%, due 08/15/50	7,500,000	5,161,816
1.625%, due 11/15/50	2,500,000	1,837,695
1.875%, due 02/15/51	3,500,000	2,742,988
2.000%, due 02/15/50	645,000	520,535
2.375%, due 02/15/42	5,000,000	4,417,969
2.500%, due 02/15/45	53,400,000	47,269,430
2.750%, due 08/15/42	1,860,000	1,734,450
2.875%, due 08/15/45	2,600,000	2,463,195
3.000%, due 11/15/44	2,600,000	2,512,250
3.000%, due 05/15/45	200,000	193,438
3.000%, due 02/15/48	500,000	491,270

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
U.S. Treasury Inflation Index Bonds (TIPS)
0.125%, due 02/15/52	519,629	480,697
U.S. Treasury Notes
0.125%, due 11/30/22	1,640,000	1,625,970
0.125%, due 03/31/23	5,040,000	4,951,997
0.375%, due 10/31/23	1,865,000	1,805,990
0.875%, due 06/30/26	1,990,000	1,828,313
1.250%, due 03/31/28	1,975,000	1,791,078
1.625%, due 05/15/31	1,485,000	1,334,702
1.750%, due 06/30/24	5,400,000	5,283,562
1.875%, due 08/31/22	700,000	701,613
2.000%, due 10/31/22[15]	1,000,000	1,002,734
2.125%, due 09/30/24	10,900,000	10,721,172
2.250%, due 08/15/27	5,000,000	4,825,977
Total U.S. Treasury obligations
(cost—$126,525,301)		112,209,568

	Number of shares
Exchange traded funds—0.5%
Invesco Senior Loan ETF	128,361	2,767,463
iShares iBoxx High Yield Corporate Bond ETF[5]	3,896	305,953
Total exchange traded funds
(cost—$3,269,010)		3,073,416

Investment companies—0.3%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
(cost—$1,969,180)	73,590	1,878,017

Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 0.290%[16]
(cost—$1,512,401)	1,512,401	1,512,401

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Short-term U.S. Treasury obligations—1.5%
U.S. Cash Management Bills
0.683%, due 07/05/22[15,16]	2,500,000	2,496,793
0.747%, due 07/12/22[16]	2,200,000	2,196,767
1.089%, due 08/23/22[16]	1,900,000	1,893,643
U.S. Treasury Bills
0.091%, due 06/16/22[16]	145,000	144,919
0.294%, due 05/12/22[15,16]	689,000	688,977
0.365%, due 06/02/22[16]	763,000	762,783
0.457%, due 06/21/22[15,16]	61,000	60,952
0.472%, due 06/21/22[16]	81,000	80,937
0.483%, due 06/21/22[16]	2,000	1,998
0.513%, due 06/21/22[16]	48,000	47,963
0.526%, due 06/21/22[16]	121,000	120,906
0.566%, due 06/21/22[16]	41,000	40,968
Total short-term U.S. Treasury obligations
(cost—$8,537,719)		8,537,606

	Number of shares
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[16]
(cost—$5,560,709)	5,560,709	5,560,709
Total investments
(cost—$646,744,102)[17]—101.2%		600,031,194
Liabilities in excess of other assets—(1.2)%		(7,106,659)
Net assets—100.0%		$592,924,535

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	127,933,000	1,300,000	UMBS TBA, 3.000%, strike @ 98.41	JPMCB	06/06/22	6,906	(579)	6,327
USD	130,052,000	1,300,000	UMBS TBA, 3.500%, strike @ 100.04	JPMCB	06/06/22	5,687	(656)	5,031
USD	120,264,000	1,200,000	UMBS TBA, 4.100%, strike @ 100.22	JPMCB	07/07/22	5,906	(5,818)	88
Total						18,499	(7,053)	11,446

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	125,333,000	1,300,000	UMBS TBA, 3.000%, strike @ 96.41	JPMCB	06/06/22	8,075	(34,097)	(26,022)
USD	127,452,000	1,300,000	UMBS TBA, 3.500%, strike @ 98.04	JPMCB	06/06/22	7,820	(21,830)	(14,010)
Total						15,895	(55,927)	(40,032)
Total options written						34,394	(62,980)	(28,586)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	45,600	45,600,000	3 Month USD LIBOR Interest Rate Swap, strike @ 0.870%, terminating 11/04/23	GSI	Receive	11/02/22	90,840	(501)	90,339
USD	4,500	4,500,000	1 Year USD SOFR Interest Rate Swap strike @ 2.697%, terminating 04/04/25	GSI	Receive	04/02/24	35,297	(74,222)	(38,925)
Total Call interest rate swaptions							126,137	(74,723)	51,414

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	45,600	45,600,000	3 Month USD LIBOR Interest Rate Swap, strike @ 1.270%, terminating 11/04/23	GSI	Pay	11/02/22	90,840	(964,381)	(873,541)
USD	4,500	4,500,000	1 Year USD SOFR Interest Rate Swap strike @ 2.697%, terminating 04/04/25	GSI	Pay	04/02/24	35,297	(84,421)	(49,124)
Total Put Interest rate swaptions							126,137	(1,048,802)	(922,665)
Total swaptions written							252,274	(1,123,525)	(871,251)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures buy contracts:
3	USD	U.S. Long Bond Futures	June 2022	460,938	422,062	(38,876)
511	USD	U.S. Treasury Note 10 Year Futures	June 2022	64,589,950	60,888,844	(3,701,106)
25	USD	U.S. Treasury Note 2 Year Futures	June 2022	5,369,954	5,270,312	(99,642)
306	USD	U.S. Treasury Note 5 Year Futures	June 2022	36,035,488	34,477,594	(1,557,894)
4	USD	U.S. Ultra Bond Futures	June 2022	722,661	641,750	(80,911)
Total				107,178,991	101,700,562	(5,478,429)

Interest rate futures sell contracts:
13	EUR	German Euro Bund Futures	June 2022	(2,189,157)	(2,106,387)	82,770
6	JPY	Japan Government Bond 10 Year Futures	June 2022	(6,903,778)	(6,917,511)	(13,733)
14	JPY	Japan Government Bond Mini 10 Year Futures	June 2022	(1,610,163)	(1,612,468)	(2,305)
195	GBP	United Kingdom Long Gilt Bond Futures	June 2022	(29,934,163)	(29,041,823)	892,340
U.S. Treasury futures sell contracts:
10	USD	U.S. Long Bond Futures	June 2022	(1,421,678)	(1,406,875)	14,803
17	USD	U.S. Treasury Note 10 Year Futures	June 2022	(2,145,612)	(2,025,656)	119,956
120	USD	U.S. Treasury Note 5 Year Futures	June 2022	(14,091,607)	(13,520,625)	570,982
83	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2022	(11,594,503)	(10,707,000)	887,503
Total				(69,890,661)	(67,338,345)	2,552,316
Net unrealized appreciation (depreciation)						(2,926,113)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
Bank of America Corp., bond, 1.124%, due 04/24/23	USD	1,400	12/20/22	Quarterly	1.000	(6,361)	6,919	558
Boeing Co., bond, 2.600%, due 10/30/25	USD	1,500	06/20/23	Quarterly	1.000	(2,430)	714	(1,716)
British Telecommunications PLC, bond, 5.750%, due 12/07/28	EUR	1,300	12/20/28	Quarterly	1.000	13,604	(45,526)	(31,922)
British Telecommunications PLC, bond, 5.750%, due 12/07/28	EUR	2,400	06/20/28	Quarterly	1.000	13,047	(62,655)	(49,608)
Citigroup, Inc., 2.876%, due on 07/24/23	USD	1,400	12/20/22	Quarterly	1.000	(6,281)	6,240	(41)
Comcast Corp., bond, 3.700%, due 04/15/24	USD	1,300	12/20/26	Quarterly	1.000	(30,542)	22,428	(8,114)
General Electric Co., bond, 2.700%, due 10/09/22	USD	1,500	12/20/26	Quarterly	1.000	(14,794)	(5,628)	(20,422)
General Electric Co., bond, 2.700%, due 10/09/22	USD	1,200	06/20/26	Quarterly	1.000	(11,573)	1,449	(10,124)
General Electric Co., bond, 5.000% due 06/15/21	USD	1,000	06/20/24	Quarterly	1.000	4,983	9,931	14,914
General Motors Co., bond, 4.875%, due 10/02/23	USD	1,400	12/20/26	Quarterly	5.000	(248,946)	185,630	(63,316)
JPMorgan Chase & Co., bond, 3.200%, due 01/25/23	USD	1,300	12/20/22	Quarterly	1.000	(6,002)	6,325	323
Morgan Stanley, bond, 3.750%, due 02/25/23	USD	1,400	12/20/22	Quarterly	1.000	(6,132)	6,358	226
Rolls-Royce PLC, bond, 2.125%, due 06/08/21	EUR	1,400	06/20/24	Quarterly	1.000	(1,417)	(11,290)	(12,707)
Stellantis N.V., bond, 5.250%, due 04/15/23	EUR	1,100	12/20/26	Quarterly	5.000	(226,255)	177,737	(48,518)
Valeo SA, bond, 3.250%, due 01/22/24	EUR	1,200	06/20/26	Quarterly	1.000	18,035	(63,799)	(45,764)
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(4,012)	7,963	3,951
Verizon Communications, Inc., bond, 4.125%, due 03/16/27	USD	1,300	12/20/26	Quarterly	1.000	(28,159)	3,804	(24,355)
Williams Cos., Inc., bond, 4.550%, due 06/24/24	USD	1,400	12/20/26	Quarterly	1.000	(9,259)	12,048	2,789
Total						(552,494)	258,648	(293,846)

Centrally cleared credit default swap agreements on credit indices—buy protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield 38 Index	USD	1,595	06/20/27	Quarterly	1.000	70,748	(34,050)	36,698

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection19

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX Emerging Markets Index Series 36	USD	1,200	12/20/26	Quarterly	1.000	53,027	(126,343)	(73,316)
CDX North America High Yield 38 Index	USD	7,875	06/20/27	Quarterly	1.000	(100,382)	68,588	(31,794)
CDX North America Investment Grade Index 18 Index	USD	5,700	06/20/27	Quarterly	1.000	(80,715)	50,041	(30,674)
CDX North America Investment Grade Index 35 Index	USD	100	12/20/25	Quarterly	1.000	(1,408)	1,291	(117)
CDX North America Investment Grade Index 36 Index	USD	500	06/20/26	Quarterly	1.000	(10,270)	5,996	(4,274)
CDX North America Investment Grade Index 37 Index	USD	2,500	12/20/26	Quarterly	1.000	(51,689)	26,331	(25,358)
iTraxx Europe Crossover Series 17	EUR	3,300	06/20/27	Quarterly	1.000	(47,639)	20,551	(27,088)
iTraxx Europe Crossover Series 27	EUR	9,300	06/20/27	Quarterly	5.000	(591,343)	356,446	(234,897)
iTraxx Europe Main Series 34 Index	EUR	7,000	12/20/25	Quarterly	1.000	(129,774)	90,734	(39,040)
iTraxx Europe Main Series 35 Index	EUR	900	06/20/26	Quarterly	1.000	(22,282)	9,653	(12,629)
iTraxx Europe Main Series 36 Index	EUR	2,700	12/20/26	Quarterly	1.000	(69,108)	24,702	(44,406)
Total						(1,051,583)	527,990	(523,593)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18](%)	Payments received by the Portfolio[18](%)	Value($)	Unrealized appreciation (depreciation)($)
JPY	130,000	12/15/51	Annual	0.450	12 Month JPY TONA	91,221	36,597
GBP	1,100	09/21/52	Annual	0.750	12 Month GBP SONIA	300,131	229,673
JPY	140,000	06/18/22	At Maturity	0.000	12 Month JPY TONA	243	240
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY TONA	(26,587)	(41,375)
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY TONA	(13,378)	(14,326)
JPY	273,000	03/20/38	Semi-Annual	0.750	6 Month JPY TONA	(49,090)	(73,305)
JPY	387,000	03/15/42	Annual	0.500	12 Month JPY TONA	81,847	(26,618)
JPY	940,000	09/14/32	Annual	0.250	12 Month JPY TONA	97,943	3,588
JPY	421,000	06/15/32	Annual	0.400	12 Month JPY TONA	(10,360)	(11,129)
JPY	184,000	04/21/32	Annual	0.374	12 Month JPY TONA	(2,508)	(2,508)
JPY	118,000	04/22/32	Annual	0.400	12 Month JPY TONA	(3,900)	(3,900)
JPY	153,000	04/25/32	Annual	0.426	12 Month JPY TONA	(8,083)	(8,083)
JPY	140,000	06/18/22	At Maturity	6 Month JPY LIBOR	0.000	327	549
JPY	140,000	06/18/28	Semi-Annual	6 Month JPY TONA	0.380	9,673	2,963
USD	9,900	12/21/23	At Maturity	12 Month SOFR	1.320	(177,799)	(128,253)
Total						289,680	(35,887)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

OTC credit default swap agreements on Non-U.S. government agency obligations issues—sell protection19

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
CITI	Colombia Government International Bond,10.375%, due 01/28/33	USD	200	06/20/27	Quarterly	1.000	7,108	(12,071)	(4,963)
MSCI	Colombia Government International Bond,10.375%, due 01/28/33	USD	300	06/20/27	Quarterly	1.000	16,571	(18,106)	(1,535)
GSI	Colombia Government International Bond,10.375%, due 01/28/33	USD	1,700	06/20/27	Quarterly	1.000	76,463	(102,631)	(26,168)
GSI	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600	06/20/24	Quarterly	1.000	27,261	(12,921)	14,340
Total							$127,403	$(145,729)	$(18,326)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18](%)	Payments received by the Portfolio[18](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GSI	USD	78	05/10/22	Monthly	EQUITY TRS Index	SOFR	—	(344,950)	(344,950)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	BRL	13,549	USD	2,886	05/03/22	145
BNP	MXN	432,000	USD	20,653	07/01/22	(280)
BNP	USD	2,754	BRL	13,549	05/03/22	(14)
BNP	USD	2,859	BRL	13,549	06/02/22	(145)
BNP	USD	17,056	CLP	13,969,038	06/15/22	(816)
BNP	USD	271,150	EUR	245,000	05/03/22	(12,687)
BOA	EUR	7,696,000	USD	8,592,893	05/03/22	473,995
BOA	JPY	232,200,000	USD	1,908,620	05/18/22	118,691
BOA	PEN	989,724	USD	236,521	06/23/22	(19,788)
BOA	PEN	1,507,427	USD	372,978	07/26/22	(16,077)
BOA	PEN	2,628,685	USD	635,639	11/17/22	(35,416)
BOA	USD	1,155,049	EUR	1,058,000	05/03/22	(38,911)
BOA	USD	530,375	GBP	407,000	05/04/22	(18,592)
CITI	PEN	4,996,266	USD	1,348,156	05/04/22	46,362
CITI	PEN	4,996,266	USD	1,307,923	05/06/22	6,459
CITI	PEN	400,661	USD	96,940	05/31/22	(7,100)
CITI	PEN	1,261,082	USD	335,412	08/08/22	10,346
CITI	PEN	3,140,028	USD	815,486	12/12/22	15,515
CITI	PEN	989,724	USD	255,051	12/27/22	3,209
CITI	PEN	1,652,509	USD	427,657	03/14/23	9,821
CITI	USD	3,594,338	AUD	4,798,000	05/18/22	(203,453)
CITI	USD	325,686	BRL	1,566,345	05/09/22	(9,463)
CITI	USD	744,678	EUR	679,509	07/20/22	(24,966)
CITI	USD	102,803	KRW	124,335,000	05/09/22	(3,812)
CITI	USD	629,471	MXN	12,530,854	05/09/22	(16,163)
CITI	USD	1,347,138	PEN	4,996,266	05/04/22	(45,344)
CITI	USD	1,347,865	PEN	4,996,266	05/06/22	(46,401)
CITI	USD	259,804	PEN	989,724	06/23/22	(3,494)
CITI	USD	1,294,705	PEN	4,996,266	08/08/22	(6,830)
DB	EUR	6,393,000	USD	6,730,448	06/02/22	(22,361)
DB	USD	6,722,029	EUR	6,393,000	05/03/22	22,268
GSI	BRL	13,549	USD	2,754	05/03/22	14
GSI	BRL	1,566,345	USD	314,052	05/09/22	(2,171)
GSI	KRW	124,335,000	USD	97,558	05/09/22	(1,433)
GSI	MXN	12,530,854	USD	610,234	05/09/22	(3,073)
GSI	MYR	2,596,159	USD	617,325	06/15/22	21,371
GSI	USD	2,713	BRL	13,549	05/03/22	27
GSI	USD	311,227	BRL	1,566,345	06/07/22	2,071
GSI	USD	97,574	KRW	124,335,000	06/07/22	1,419
GSI	USD	606,841	MXN	12,530,854	06/07/22	3,112
GSI	USD	363,633	PEN	1,362,313	07/14/22	(11,626)
HSBC	CNH	28,321,000	USD	4,361,594	05/20/22	103,391

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Forward foreign currency contracts — (concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
HSBC	GBP	12,447,000	USD	16,332,828	05/04/22	681,343
HSBC	JPY	560,600,000	USD	4,578,582	05/18/22	257,159
HSBC	USD	821,867	AUD	1,149,000	05/18/22	(9,836)
HSBC	USD	480,087	GBP	373,000	05/04/22	(11,058)
HSBC	USD	6,459,800	JPY	744,905,387	05/18/22	(717,648)
HSBC	USD	1,071,463	NOK	9,530,000	05/18/22	(55,398)
JPMCB	AUD	1,810,000	USD	1,288,858	05/18/22	9,678
JPMCB	USD	6,027,732	NOK	53,675,000	05/18/22	(305,034)
Net unrealized appreciation (depreciation)						137,006

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	47,674,432	—	47,674,432
Corporate bonds	—	308,492,842	—	308,492,842
Loan assignments	—	3,479,964	—	3,479,964
Mortgage-backed securities	—	78,990,840	—	78,990,840
Municipal bonds	—	2,441,032	—	2,441,032
Non-U.S. government agency obligations	—	13,840,590	—	13,840,590
U.S. government agency obligations	—	12,334,014	5,763	12,339,777
U.S. Treasury obligations	—	112,209,568	—	112,209,568
Exchange traded funds	3,073,416	—	—	3,073,416
Investment companies	1,878,017	—	—	1,878,017
Short-term investments	—	1,512,401	—	1,512,401
Short-term U.S. Treasury obligations	—	8,537,606	—	8,537,606
Investment of cash collateral from securities loaned	—	5,560,709	—	5,560,709
Futures contracts	2,568,354	—	—	2,568,354
Swap agreements	—	1,683,264	—	1,683,264
Forward foreign currency contracts	—	1,786,396	—	1,786,396
Total	7,519,787	598,543,658	5,763	606,069,208

Liabilities
Options written	—	(62,980)	—	(62,980)
Swaptions written	—	(1,123,525)	—	(1,123,525)
Futures contracts	(5,494,467)	—	—	(5,494,467)
Swap agreements	—	(1,131,675)	—	(1,131,675)
Forward foreign currency contracts	—	(1,649,390)	—	(1,649,390)
Total	(5,494,467)	(3,967,570)	—	(9,462,037)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

At April 31, 2022, there were $95,700 transferred out of Level 3. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of April 31, 2022.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $200,805,870, represented 33.9% of the Portfolio's net assets at period end.
4	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
5	Security, or portion thereof, was on loan at the period end.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.
9	Bond interest in default.
10	Rate shown reflects annualized yield at the period end on zero coupon bond.
11	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
12	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
13	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
14	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
15	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
16	Rates shown reflect yield at April 30, 2022.
17	Includes $ 7,198,928 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $ 1,839,221 and cash collateral of $ 5,560,709.
18	Payments made or received are based on the notional amount.
19	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
20	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—99.0%
Alabama—3.0%
Alabama Federal Aid Highway Finance Authority,Garvee, Revenue Bonds,
Series A,
5.000%, due 09/01/29	2,000,000	2,240,163
Black Belt Energy Gas District, Revenue Bonds,
Series A-1,
4.000%, due 10/01/49	2,000,000	2,032,527
Lower Alabama Gas District Gas, Revenue Bonds,
Series A,
5.000%, due 09/01/31	1,500,000	1,648,181
Lower Alabama Gas District, Gas Project, Revenue Bonds
4.000%, due 12/01/50	2,500,000	2,547,899
		8,468,770
Alaska—0.5%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,395,000	1,539,457

Arizona—3.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
4.000%, due 11/01/35	2,000,000	2,018,214
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2, Class A,
3.625%, due 05/20/33	956,603	940,079
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,091,333
Maricopa County Industrial Development Authority, Banner Health, Refunding, Revenue Bonds
5.000%, due 01/01/31	3,000,000	3,285,395
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,091,608
		8,426,629
Arkansas—1.0%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds
5.000%, due 10/01/34	1,320,000	1,444,271

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Arkansas—(concluded)
University of Arkansas, University of Arkansas Fayetteville, Refunding, Revenue Bonds
5.000%, due 11/01/29	1,385,000	1,472,981
		2,917,252
California—3.8%
California Housing Finance, Revenue Bonds,
Series 2021-1, Class A,
3.500%, due 11/20/35	1,476,577	1,476,496
California State, GO Bonds
5.000%, due 10/01/30	2,815,000	3,166,125
California State, Refunding, GO Bonds
5.000%, due 04/01/33	2,710,000	3,036,419
Los Angeles Department of Airports, Los Angeles International Airport, Revenue Bonds, AMT
5.000%, due 05/15/32	2,000,000	2,043,899
State of California, GO Bonds
5.000%, due 04/01/35	1,000,000	1,110,598
		10,833,537
Colorado—4.5%
Colorado Health Facilities Authority, Adventist Health System/Sunbelt, Refunding, Revenue Bonds
5.000%, due 11/15/49	1,500,000	1,632,447
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,500,000	1,691,133
Denver City & County Airport, Revenue Bonds, AMT,
Series A,
5.500%, due 11/15/26	7,000,000	7,277,943
University of Colorado, Refunding, Revenue Bonds,
Series A-2,
5.000%, due 06/01/30	1,750,000	1,957,559
		12,559,082
Connecticut—2.1%
Connecticut State Special Tax, Revenue Bonds,
Series B,
5.000%, due 10/01/30	2,000,000	2,237,038
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
4.000%, due 05/01/36	1,000,000	1,029,557

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Connecticut—(concluded)
Series A,
4.000%, due 05/01/37	2,500,000	2,570,280
		5,836,875
District of Columbia—1.0%
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT
5.000%, due 10/01/28	2,500,000	2,711,697

Florida—4.6%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM,
Series D,
5.000%, due 07/01/35	1,500,000	1,710,412
Citizens Property Insurance Corp., Revenue Bonds,
Series A1,
5.000%, due 06/01/25	5,250,000	5,543,435
County of Polk FL Utility System, Refunding, Revenue Bonds
5.000%, due 10/01/35	625,000	715,147
JEA Electric System, Refunding, Revenue Bonds,
Series 3-A,
5.000%, due 10/01/34	1,630,000	1,835,385
Miami Beach Redevelopment Agency Tax Increment, Refunding, Revenue Bonds
5.000%, due 02/01/28	1,000,000	1,041,164
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,885,000	2,039,100
		12,884,643
Georgia—2.6%
Fulton County Development Authority of Georgia, Piedmont Healthcare, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/27	1,500,000	1,630,552
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds
5.000%, due 04/01/36	1,000,000	1,083,963
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,662,905
Series B,
1 mo. USD LIBOR + 0.750%,
0.808%, due 04/01/48[1]	1,000,000	994,405
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds
5.000%, due 01/01/33	1,000,000	1,094,895

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—(concluded)
Savannah Economic Development Authority, International Paper Company, Refunding, Revenue Bonds
1.900%, due 08/01/24	1,000,000	978,313
		7,445,033
Hawaii—0.4%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,085,979

Illinois—10.3%
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,750,000	1,859,177
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT
5.000%, due 01/01/29	2,500,000	2,605,898
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,108,818
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	2,105,015
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds
5.000%, due 11/15/35	2,500,000	2,776,047
Illinois Finance Authority Unrefunded, Advocate Health Care Network, Revenue Bonds
5.000%, due 06/01/27	1,000,000	1,028,216
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,654,213
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM
5.000%, due 06/15/28	1,000,000	1,114,905
Regional Transportation Authority, Refunding, Revenue Bonds, AGM
6.000%, due 06/01/25	2,000,000	2,137,745
Regional Transportation Authority, Revenue Bonds
6.500%, due 07/01/30	1,000,000	1,199,633
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,941,130
State of Illinois, Revenue Bonds, BAM,
Series A,
5.000%, due 06/15/27	3,000,000	3,274,214

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
University of Illinois, Auxiliary Facilities System, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/27	4,000,000	4,099,356
University of Illinois, Auxiliary Facilities System, Revenue Bonds,
Series A,
5.000%, due 04/01/30	1,000,000	1,040,990
		28,945,357
Indiana—4.4%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds
4.000%, due 10/01/36	2,020,000	2,105,286
Indiana Finance Authority, Indiana University Health, Inc., Revenue Bonds
2.250%, due 12/01/58	5,250,000	5,227,653
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,075,456
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds
5.000%, due 01/01/30	2,055,000	2,165,503
Whiting City, BP Products North America, Inc., Revenue Bonds, AMT
5.000%, due 11/01/47	1,840,000	1,930,522
		12,504,420
Iowa—0.2%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,Class 1,
5.000%, due 06/01/33	500,000	547,682

Kentucky—2.2%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds,
Series B,
4.000%, due 01/01/49	3,750,000	3,826,073
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, due 04/01/48	1,250,000	1,267,723

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Kentucky—(concluded)
Series A,
4.000%, due 12/01/50	1,000,000	1,023,957
		6,117,753
Louisiana—1.6%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	1,985,507
New Orleans Aviation Board Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,568,286
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds
2.200%, due 06/01/37	1,000,000	938,562
		4,492,355
Maryland—1.1%
County of Prince George's MD, Consol Public Impt Bonds, GO Bonds,
Series A,
5.000%, due 07/15/31	1,250,000	1,413,700
Maryland State Transportation Authority, Baltimore/Washington International, Revenue Bonds, AMT
5.000%, due 06/01/24	1,700,000	1,770,322
		3,184,022
Massachusetts—0.7%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,078,307

Michigan—3.5%
Great Lakes Water Authority Water Supply System Second Lien, Refunding, Revenue Bonds,
Series D,
5.000%, due 07/01/26	1,100,000	1,186,305
Michigan Finance Authority Prerefunded, Revenue Bonds
5.000%, due 08/01/33	50,000	52,772
Michigan Finance Authority Senior Lien, Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, AGM
5.000%, due 07/01/30	1,500,000	1,577,127
Michigan Finance Authority Unrefunded, Revenue Bonds
5.000%, due 08/01/33	2,365,000	2,481,312

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT
5.000%, due 06/30/32	3,300,000	3,436,360
Saginaw Hospital Finance Authority, Covenant Healthcare System, Refunding, Revenue Bonds
5.000%, due 07/01/28	1,000,000	1,112,551
		9,846,427
Missouri—2.2%
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,300,000	1,392,787
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,144,819
Missouri State Health & Educational Facilities Authority, Saint Luke's Health System, Refunding, Revenue Bonds
5.000%, due 11/15/28	1,000,000	1,087,199
Missouri State Health & Educational Facilities Authority, SSM Health Care, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/27	1,500,000	1,579,116
		6,203,921
Nebraska—1.5%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,450,942
Public Power Generation Agency, Whelan Energy Center Unit, Refunding, Revenue Bonds
5.000%, due 01/01/30	2,500,000	2,647,613
		4,098,555
Nevada—0.2%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds
5.000%, due 06/01/33	500,000	536,195

New Jersey—6.5%
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Refunding, Revenue Bonds,
Series XX,
5.000%, due 06/15/26	1,600,000	1,697,198

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New Jersey—(concluded)
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Revenue Bonds,
Series WW,
5.250%, due 06/15/31	2,100,000	2,271,904
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds
5.000%, due 07/01/33	1,000,000	1,129,408
New Jersey State Higher Education Assistance Authority, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 12/01/23	2,000,000	2,080,075
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds
5.000%, due 06/15/30	1,000,000	1,087,260
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series E,
5.000%, due 01/01/30	1,350,000	1,483,894
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	8,000,000	8,552,216
		18,301,955
New Mexico—0.8%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,228,355

New York—7.0%
Metropolitan Transportation Authority, Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	605,000	615,698
New York City Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,440,145
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series B-1,
4.000%, due 08/01/38	2,500,000	2,523,853
New York City, GO Bonds
5.000%, due 04/01/32	1,750,000	1,990,058
Series H,
5.000%, due 08/01/25	2,990,000	3,126,663
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/38	2,600,000	2,626,215

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series E,
5.000%, due 03/15/31	2,000,000	2,044,374
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT
5.000%, due 12/01/35	2,000,000	2,104,763
5.000%, due 12/01/36	1,000,000	1,050,008
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT
5.000%, due 07/01/34	1,000,000	1,036,188
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,054,470
		19,612,435
North Carolina—1.1%
North Carolina Medical Care Commission, Vidant Health, Refunding, Revenue Bonds
5.000%, due 06/01/32	1,500,000	1,610,285
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM
5.000%, due 01/01/26	1,250,000	1,352,856
		2,963,141
Ohio—0.7%
American Municipal Power, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 02/15/27	1,000,000	1,042,893
Sycamore Community City School District, GO Bonds
4.000%, due 12/01/26	750,000	799,273
		1,842,166
Oklahoma—0.2%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, AGM,
Series A,
4.000%, due 01/01/33	650,000	690,294

Oregon—0.7%
Multnomah County School District No. 1 Portland, GO Bonds
5.000%, due 06/15/29	1,750,000	2,008,199

Pennsylvania—6.7%
Allegheny County Hospital Development Authority, Allegheny Health Network, Refunding, Revenue Bonds
5.000%, due 04/01/29	3,190,000	3,512,282

PACE Municipal Fixed Income Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
City of Philadelphia PA Water & Wastewater, Refunding, Revenue Bonds
5.000%, due 10/01/33	1,500,000	1,711,388
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.000%, due 06/01/31	1,500,000	1,629,178
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds,
Series SPL,
5.000%, due 12/01/33	1,500,000	1,658,408
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
Series B,
5.000%, due 06/01/28	2,000,000	2,163,945
Pennsylvania Turnpike Commission, Revenue Bonds,
Series B,
5.000%, due 12/01/32	1,250,000	1,347,246
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,324,476
Philadelphia School District Prerefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	11,015
Philadelphia School District Unrefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	2,640,000	2,850,552
Philadelphia School District, GO Bonds,
Series A,
4.000%, due 09/01/35	1,500,000	1,553,769
Series A,
5.000%, due 09/01/31	1,000,000	1,105,022
		18,867,281
Rhode Island—0.4%
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT
5.000%, due 12/01/30	1,125,000	1,233,098

South Carolina—0.6%
Piedmont Municipal Power Agency, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,560,126

Tennessee—2.8%
City of Memphis TN, Electric System, Revenue Bonds,
Series A,
5.000%, due 12/01/31	1,400,000	1,621,544

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Tennessee—(concluded)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds
5.000%, due 10/01/35	1,350,000	1,431,971
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
Series C,
4.000%, due 01/01/32	3,000,000	3,226,105
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,597,101
		7,876,721
Texas—10.0%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT
5.000%, due 04/01/30	1,000,000	1,065,752
Central Texas Regional Mobility Authority Senior Lien, Revenue Bonds,
Series A,
5.000%, due 01/01/35	1,100,000	1,184,583
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	2,068,112
Clifton Higher Education Finance Corp., Idea Public Schools, Refunding, Revenue Bonds, PSF-GTD
5.000%, due 08/15/28	1,100,000	1,159,439
El Paso Texas, GO Bonds
5.000%, due 08/15/34	2,000,000	2,170,728
Grand Parkway Transportation Corporation, Revenue Bonds
5.000%, due 02/01/23	500,000	509,659
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds
4.000%, due 10/01/35	1,750,000	1,773,158
Harris County Toll Road Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/29	2,025,000	2,268,652
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,046,939
Houston Airport System, Refunding, Revenue Bonds,
Series B,
5.000%, due 07/01/29	2,000,000	2,225,943
Katy Independent School District, CIB, Refunding, GO Bonds,
Series A,
3.000%, due 02/15/32	2,375,000	2,294,115

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
North Texas Tollway Authority, North Texas Tollway System, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	2,750,000	2,888,497
Series A,
5.000%, due 01/01/34	2,775,000	2,908,227
State of Texas, Refunding, GO Bonds,
Series B,
4.000%, due 08/01/31	250,000	259,081
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Refunding, Revenue Bonds
5.000%, due 11/15/32	1,000,000	1,083,615
University of Houston, Refunding, Revenue Bonds,
Series C,
5.000%, due 02/15/29	2,000,000	2,165,633
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM
5.000%, due 08/15/30	1,000,000	1,104,749
		28,176,882
Virginia—1.5%
Hampton Roads Transportation Accountability Commission Senior Lien, Revenue Bonds,
Series A,
5.000%, due 07/01/26	1,000,000	1,096,520
Virginia College Building Authority, 21st Century College, Revenue Bonds
5.000%, due 02/01/31	1,825,000	2,008,674
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds
5.000%, due 12/31/42	1,000,000	1,079,564
		4,184,758
Washington—3.2%
Central Puget Sound Regional Transit Authority, Green Bonds, Revenue Bonds,
Series S-1,
5.000%, due 11/01/26	800,000	883,866
Grant County Public Utility District No. 2 Electric, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44	1,000,000	980,512
Port of Seattle, Intermediate Lien, Revenue Bonds, AMT
5.000%, due 04/01/28	2,500,000	2,723,614
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,955,000	2,043,085
State of Washington, Refunding, GO Bonds,
Series A,
4.000%, due 02/01/37	1,500,000	1,573,955

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	986,996	900,563
		9,105,595
Wisconsin—2.4%
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds
5.000%, due 03/01/34	1,500,000	1,602,958
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. obligation group, Revenue Bonds
5.000%, due 08/15/27	1,000,000	1,032,418
Wisconsin Health & Educational Facilities Authority, Unity point Health, Iowa Health System Obligated Group, Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,175,000	1,246,705
WPPI Energy, Revenue Bonds,
Series A,
5.000%, due 07/01/32	2,760,000	2,847,134
		6,729,215
Total municipal bonds (cost—$288,217,814)		278,644,169

	Number of shares
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 0.29%[2] (cost—$821,112)	821,112	821,112
Total investments (cost—$289,038,926)—99.3%		279,465,281
Other assets in excess of liabilities—0.7%		1,903,739
Net assets—100.0%		$281,369,020

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	278,644,169	—	278,644,169
Short-term investments	—	821,112	—	821,112
Total	—	279,465,281	—	279,465,281

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Rates shown reflect yield at April 30, 2022.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Asset-backed securities—1.0%
Ireland—0.9%
Bluemountain Euro CLO DAC,
Series 2021-2A, Class A,
3 mo. Euribor + 1.000%,
1.000%, due 10/15/35[1,2]	EUR	430,000	448,601
Invesco Euro CLO,
Series 6A, Class A,
3 mo. Euribor + 0.940%,
0.940%, due 07/15/34[1,2]	EUR	621,000	646,387
Neuberger Berman Loan Advisers Euro CLO 2 DAC,
Series 2021-2A, Class A,
3 mo. Euribor + 1.030%,
1.030%, due 04/15/34[1,2]	EUR	480,000	500,075
Rockfield Park CLO DAC,
Series 1A, Class A1,
3 mo. Euribor + 0.900%,
0.900%, due 07/16/34[1,2]	EUR	670,000	695,310
			2,290,373
Netherlands—0.1%
Bavarian Sky SA,
Series UK3, Class A,
SONIA + 0.620%,
0.670%, due 04/20/28[2,3]	GBP	296,168	372,552
Total asset-backed securities (cost—$3,008,233)			2,662,925

Corporate bonds—17.7%
Australia—0.2%
Glencore Funding LLC
2.625%, due 09/23/31[1]	USD	413,000	344,818
Santos Finance Ltd.
3.649%, due 04/29/31[1]	USD	135,000	118,432
			463,250
Belgium—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	USD	340,000	336,486

Brazil—0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[1]	USD	429,000	387,816

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Canada—0.6%
Canadian Pacific Railway Co.
3.000%, due 12/02/41	USD	60,000	48,792
3.100%, due 12/02/51	USD	180,000	139,360
Emera US Finance LP
2.639%, due 06/15/31	USD	560,000	478,811
Fortis, Inc.
3.055%, due 10/04/26	USD	926,000	888,638
			1,555,601
China—0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250%, due 05/11/41[1]	USD	240,000	188,501

Colombia—0.3%
Ecopetrol SA
6.875%, due 04/29/30	USD	782,000	771,247

France—2.7%
Air Liquide Finance SA
2.250%, due 09/27/23[1]	USD	410,000	406,181
BNP Paribas SA
(fixed, converts to FRN on 04/19/31),
2.871%, due 04/19/32[1]	USD	250,000	212,085
BPCE SA
5.700%, due 10/22/23[1]	USD	1,910,000	1,951,714
Credit Agricole SA
(fixed, converts to FRN on 12/23/27),
4.000%, due 12/23/27[3,4]	EUR	400,000	395,385
(fixed, converts to FRN on 12/23/25),
8.125%, due 12/23/25[1,4]	USD	700,000	752,500
Engie SA
2.875%, due 10/10/22[3]	USD	2,369,000	2,372,221
Societe Generale SA
(fixed, converts to FRN on 01/21/32),
3.337%, due 01/21/33[1]	USD	365,000	309,063
TotalEnergies SE
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[3,4]	EUR	625,000	641,212
			7,040,361
Germany—0.9%
Commerzbank AG
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3]	EUR	800,000	836,530

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Germany—(concluded)
Deutsche Bank AG
(fixed, converts to FRN on 11/16/26),
2.311%, due 11/16/27	USD	435,000	384,653
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/26/29),
3.250%, due 05/26/49[3]	EUR	300,000	313,397
Volkswagen International Finance N.V.
(fixed, converts to FRN on 06/17/25),
3.500%, due 06/17/25[3,4]	EUR	100,000	102,767
(fixed, converts to FRN on 03/24/26),
4.625%, due 03/24/26[3,4]	EUR	464,000	490,290
Volkswagen Leasing GmbH
0.625%, due 07/19/29[3]	EUR	400,000	362,149
			2,489,786
Indonesia—0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[3]	USD	202,000	208,414

Ireland—0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	USD	165,000	143,408
4.875%, due 01/16/24	USD	160,000	160,909
6.500%, due 07/15/25	USD	150,000	155,478
Avolon Holdings Funding Ltd.
4.250%, due 04/15/26[1]	USD	1,105,000	1,059,578
			1,519,373
Italy—0.6%
Intesa Sanpaolo SpA
(fixed, converts to FRN on 01/11/27),
7.750%, due 01/11/27[3,4]	EUR	800,000	893,543
UniCredit SpA
(fixed, converts to FRN on 06/03/26),
7.500%, due 06/03/26[3,4]	EUR	700,000	755,080
			1,648,623
Mexico—0.6%
Cemex SAB de CV
3.875%, due 07/11/31[1]	USD	706,000	600,100
Petroleos Mexicanos
5.950%, due 01/28/31	USD	800,000	671,352

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
Mexico—(concluded)
7.690%, due 01/23/50	USD	450,000	351,225
			1,622,677
Netherlands—0.3%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 04/06/27),
3.649%, due 04/06/28[1]	USD	500,000	482,101
Lundin Energy Finance BV
3.100%, due 07/15/31[1]	USD	275,000	239,780
			721,881
Spain—0.2%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 03/29/24),
6.000%, due 03/29/24[3,4]	EUR	600,000	632,274

Supranationals—0.6%
African Export-Import Bank
3.798%, due 05/17/31[1]	USD	645,000	586,950
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[1]	EUR	227,000	217,145
4.700%, due 10/22/31[3]	USD	850,000	840,871
			1,644,966
Switzerland—0.5%
Credit Suisse AG
3.700%, due 02/21/25	USD	310,000	307,117
Credit Suisse Group AG
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[1]	USD	270,000	250,203
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[1,4]	USD	400,000	400,276
Roche Holdings, Inc.
2.076%, due 12/13/31[1,5]	USD	420,000	361,876
			1,319,472
United Kingdom—2.2%
AstraZeneca PLC
4.000%, due 09/18/42	USD	160,000	153,121
Eversholt Funding PLC
6.359%, due 12/02/25[3]	GBP	301,000	423,607
Gatwick Funding Ltd.
6.125%, due 03/02/26[3]	GBP	100,000	138,321

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Heathrow Funding Ltd.
1.875%, due 07/12/32[3]	EUR	390,000	368,482
6.450%, due 12/10/31[3]	GBP	350,000	534,167
6.750%, due 12/03/26[3]	GBP	478,000	685,402
HSBC Holdings PLC
(fixed, converts to FRN on 08/17/28),
2.206%, due 08/17/29	USD	200,000	172,018
(fixed, converts to FRN on 11/22/31),
2.871%, due 11/22/32	USD	240,000	199,834
(fixed, converts to FRN on 05/18/23),
3.950%, due 05/18/24	USD	970,000	973,768
Natwest Group PLC
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	380,000	380,099
(fixed, converts to FRN on 11/12/27),
5.125%, due 05/12/27[4]	GBP	476,000	568,763
NGG Finance PLC
(fixed, converts to FRN on 09/05/27),
2.125%, due 09/05/82[3]	EUR	143,000	134,224
Santander UK Group Holdings PLC
(fixed, converts to FRN on 06/14/26),
1.673%, due 06/14/27	USD	730,000	647,796
(fixed, converts to FRN on 06/24/24),
6.750%, due 06/24/24[3,4]	GBP	200,000	254,634
Standard Chartered PLC
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3]	EUR	200,000	190,987
			5,825,223
United States—6.9%
AbbVie, Inc.
4.250%, due 11/21/49	USD	131,000	119,977
AES Corp.
1.375%, due 01/15/26	USD	460,000	412,098
Alexander Funding Trust
1.841%, due 11/15/23[1]	USD	655,000	628,517
American Airlines Pass Through Trust,
Series 2021-1, Class A,
2.875%, due 07/11/34	USD	170,000	149,786
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	USD	400,000	401,627
Apple, Inc.
2.650%, due 05/11/50	USD	97,000	73,947
AT&T, Inc.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
2.300%, due 06/01/27	USD	775,000	712,662
3.500%, due 06/01/41	USD	230,000	191,134
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/32	USD	190,000	156,867
(fixed, converts to FRN on 02/04/27),
2.551%, due 02/04/28	USD	240,000	221,676
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32	USD	230,000	194,303
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	912,855
Berkshire Hathaway Energy Co.
4.600%, due 05/01/53[1]	USD	302,000	295,805
Berkshire Hathaway Finance Corp.
3.850%, due 03/15/52	USD	330,000	293,573
Boeing Co.
3.500%, due 03/01/39	USD	90,000	69,293
5.040%, due 05/01/27	USD	385,000	389,247
BP Capital Markets America, Inc.
2.772%, due 11/10/50	USD	190,000	137,099
3.000%, due 02/24/50	USD	60,000	45,300
Bristol-Myers Squibb Co.
2.950%, due 03/15/32	USD	230,000	211,334
3.700%, due 03/15/52	USD	190,000	168,373
CF Industries, Inc.
4.950%, due 06/01/43	USD	170,000	164,684
5.375%, due 03/15/44	USD	180,000	182,594
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, due 06/01/41	USD	110,000	80,382
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27	USD	240,000	246,508
Cheniere Energy Partners LP
3.250%, due 01/31/32[1]	USD	435,000	371,925
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31	USD	1,080,000	926,568
Comcast Corp.
2.937%, due 11/01/56[1]	USD	130,000	92,992
3.900%, due 03/01/38	USD	155,000	143,765
Continental Resources, Inc.
2.268%, due 11/15/26[1]	USD	260,000	237,518
Duke Energy Progress LLC
4.000%, due 04/01/52	USD	40,000	37,244

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Edison International
2.950%, due 03/15/23	USD	163,000	162,426
Energy Transfer LP
5.350%, due 05/15/45	USD	110,000	100,743
Entergy Louisiana LLC
4.950%, due 01/15/45	USD	208,000	208,732
Exxon Mobil Corp.
2.995%, due 08/16/39	USD	115,000	96,836
Ford Motor Credit Co. LLC
3.625%, due 06/17/31	USD	390,000	324,188
Freeport-McMoRan, Inc.
4.625%, due 08/01/30	USD	450,000	434,691
5.450%, due 03/15/43	USD	80,000	79,965
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	USD	335,000	327,419
General Motors Financial Co., Inc.
4.300%, due 04/06/29	USD	330,000	314,742
Gilead Sciences, Inc.
2.800%, due 10/01/50	USD	225,000	161,287
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27	USD	280,000	251,459
(fixed, converts to FRN on 10/21/31),
2.650%, due 10/21/32	USD	520,000	438,637
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	184,964
(fixed, converts to FRN on 02/24/32),
3.102%, due 02/24/33	USD	350,000	305,868
HCA, Inc.
3.500%, due 09/01/30	USD	171,000	153,187
5.250%, due 06/15/49	USD	110,000	104,843
Home Depot, Inc.
2.750%, due 09/15/51	USD	265,000	199,622
Hyundai Capital America
2.375%, due 10/15/27[1]	USD	295,000	262,608
ITC Holdings Corp.
2.950%, due 05/14/30[1]	USD	610,000	551,126
Jersey Central Power & Light Co.
2.750%, due 03/01/32[1]	USD	280,000	245,902
Kansas City Southern
3.500%, due 05/01/50	USD	185,000	149,573
Kraft Heinz Foods Co.
4.625%, due 10/01/39	USD	157,000	144,906

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Lowe's Cos., Inc.
3.750%, due 04/01/32	USD	115,000	108,555
Magallanes, Inc.
5.141%, due 03/15/52[1]	USD	155,000	138,187
MDC Holdings, Inc.
2.500%, due 01/15/31	USD	330,000	264,965
Medtronic Global Holdings SCA
1.500%, due 07/02/39	EUR	100,000	86,160
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750%, due 02/01/27	USD	230,000	236,900
Morgan Stanley
(fixed, converts to FRN on 05/04/26),
1.593%, due 05/04/27	USD	690,000	620,456
(fixed, converts to FRN on 07/21/31),
2.239%, due 07/21/32	USD	410,000	338,427
New York Life Insurance Co.
3.750%, due 05/15/50[1]	USD	185,000	161,228
Oracle Corp.
4.000%, due 07/15/46	USD	165,000	129,295
Raytheon Technologies Corp.
3.950%, due 08/16/25	USD	22,000	22,241
San Diego Gas & Electric Co.,
Series UUU,
3.320%, due 04/15/50	USD	80,000	65,267
Southern California Edison Co.,
Series C,
4.125%, due 03/01/48	USD	100,000	86,488
Southern Co. Gas Capital Corp.,
Series 20-A,
1.750%, due 01/15/31	USD	220,000	176,902
Southwestern Electric Power Co.,
Series J,
3.900%, due 04/01/45	USD	55,000	46,484
Take-Two Interactive Software, Inc.
3.550%, due 04/14/25	USD	100,000	99,021
3.700%, due 04/14/27	USD	170,000	166,499
4.000%, due 04/14/32	USD	110,000	104,737
TSMC Arizona Corp.
3.875%, due 04/22/27	USD	410,000	408,176
Verizon Communications, Inc.
2.550%, due 03/21/31	USD	260,000	226,333
2.987%, due 10/30/56	USD	56,000	39,651

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Vistra Operations Co. LLC
3.700%, due 01/30/27[1]	USD	350,000	327,817
VMware, Inc.
2.200%, due 08/15/31	USD	315,000	256,330
Welltower, Inc.
3.850%, due 06/15/32	USD	110,000	104,680
WP Carey, Inc.
2.400%, due 02/01/31	USD	130,000	110,375
2.450%, due 02/01/32	USD	150,000	125,514
Zimmer Biomet Holdings, Inc.
2.600%, due 11/24/31	USD	335,000	286,858
			18,210,923
Total corporate bonds
(cost—$51,925,230)			46,586,874

Mortgage-backed securities—4.6%
Spain —0.5%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[2,3]	EUR	785,645	819,771
Fondo de Titulizacion de Activos Santander Hipotecario 2,
Series 2, Class A,
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[2,3]	EUR	555,086	577,751
			1,397,522
United Kingdom—1.6%
Finsbury Square PLC,
Series 2020-1A, Class A,
SONIA + 0.800%,
0.850%, due 03/16/70[1,2]	GBP	287,896	361,733
Series 2020-2A, Class A,
SONIA + 1.300%,
1.350%, due 06/16/70[1,2]	GBP	254,144	320,734
Gemgarto PLC,
Series 2021-1A, Class A,
SONIA + 0.590%,
0.640%, due 12/16/67[1,2]	GBP	554,167	694,907
Gosforth Funding PLC,
Series 2018-1A, Class A1,
3 mo. USD LIBOR + 0.450%,
0.579%, due 08/25/60[1,2]	USD	90,142	90,137

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(continued)
United Kingdom—(concluded)
Lanark Master Issuer PLC,
Series 2020-1A, Class 2A,
SONIA + 0.570%,
0.620%, due 12/22/69[1,2]	GBP	461,250	580,887
Silverstone Master Issuer PLC,
Series 2020-1A, Class 1A,
SONIA + 0.470%,
0.520%, due 01/21/70[1,2]	GBP	810,000	1,019,508
Series 2022-1A, Class 1A,
SOFR + 0.380%,
0.425%, due 01/21/70[1,2]	USD	280,000	279,655
Series 2022-1A, Class 2A,
SONIA + 0.290%,
0.486%, due 01/21/70[1,2]	GBP	600,000	750,192
			4,097,753
United States—2.5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[1,6]	USD	142,208	139,872
BANK,
Series 2019-BN16, Class C,
4.786%, due 02/15/52[6]	USD	250,000	240,529
Series 2019-BN19, Class A3,
3.183%, due 08/15/61	USD	870,000	822,970
Series 2019-BN24, Class A3,
2.960%, due 11/15/62	USD	440,000	412,133
BX Trust,
Series 2021-LBA, Class AJV,
1 mo. USD LIBOR + 0.800%,
0.891%, due 02/15/36[1,2]	USD	761,148	742,358
CCUBS Commercial Mortgage Trust,
Series 2017-C1, Class C,
4.391%, due 11/15/50[6]	USD	360,000	344,729
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class B,
4.574%, due 09/10/58[6]	USD	470,000	461,282
COMM Mortgage Trust,
Series 2014-UBS4, Class A5,
3.694%, due 08/10/47	USD	810,000	807,411
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class C,
4.922%, due 01/15/49[6]	USD	320,000	306,498
GS Mortgage Securities Trust,

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	USD	983,359	960,626
Series 2017-GS6, Class C,
4.322%, due 05/10/50[6]	USD	350,000	337,087
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class C,
4.163%, due 10/15/50[6]	USD	140,065	130,068
OBX Trust,
Series 2020-EXP1, Class 2A1,
1 mo. USD LIBOR + 0.750%,
0.839%, due 02/25/60[1,2]	USD	123,625	122,937
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[1,6]	USD	53,636	53,311
UBS Commercial Mortgage Trust,
Series 2018-C11, Class B,
4.713%, due 06/15/51[6]	USD	440,000	427,364
Verus Securitization Trust,
Series 2020-1, Class A1,
2.417%, due 01/25/60[1,7]	USD	112,646	111,506
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class C,
3.910%, due 05/15/45[6]	USD	300,000	293,153
			6,713,834
Total mortgage-backed securities (cost—$13,019,628)			12,209,109
Non-U.S. government agency obligations—45.9%
Australia—1.7%
Australia Government Bond
1.750%, due 06/21/51[3]	AUD	3,930,000	1,910,276
3.000%, due 03/21/47[3]	AUD	3,300,000	2,150,985
Queensland Treasury Corp.
1.750%, due 08/21/31[3]	AUD	690,000	419,785
			4,481,046
Bermuda—0.4%
Bermuda Government International Bond
4.750%, due 02/15/29[1]	USD	910,000	947,708

Canada—4.3%
Canadian Government Bond
0.250%, due 03/01/26	CAD	9,900,000	7,022,577

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Canada—(concluded)
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	750,952
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	198,323
Province of Ontario Canada
2.700%, due 06/02/29	CAD	1,672,000	1,244,701
Province of Quebec Canada
2.300%, due 09/01/29	CAD	1,754,000	1,270,260
5.000%, due 12/01/41	CAD	1,100,000	1,003,805
			11,490,618
China—8.1%
China Government Bond
4.290%, due 05/22/29[3]	CNY	17,000,000	2,819,525
4.500%, due 05/22/34[3]	CNY	6,000,000	1,038,959
Series INBK,
2.750%, due 02/17/32	CNY	117,000,000	17,629,397
			21,487,881
Czech Republic—0.3%
Czech Republic Government Bond,
Series 138,
1.750%, due 06/23/32	CZK	21,940,000	746,430

Denmark—0.6%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,483,040

France—7.7%
French Republic Government Bond OAT
0.010%, due 03/25/23[3]	EUR	12,260,000	12,953,841
0.010%, due 05/25/32[3]	EUR	8,130,000	7,416,998
			20,370,839
Germany—4.5%
Bundesrepublik Deutschland Bundesanleihe
0.010%, due 08/15/30[3]	EUR	2,480,000	2,441,721
0.010%, due 02/15/31[3]	EUR	1,550,000	1,516,737
0.010%, due 08/15/31[3]	EUR	4,340,000	4,215,777
0.010%, due 08/15/50[3]	EUR	3,860,000	3,018,336

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Germany—(concluded)
0.010%, due 08/15/52[3]	EUR	800,000	609,356
			11,801,927
Hungary—0.5%
Hungary Government Bond
3.250%, due 10/22/31	HUF	658,150,000	1,379,414

Italy—3.3%
Italy Buoni Poliennali Del Tesoro
0.010%, due 04/15/24[3]	EUR	5,250,000	5,438,796
0.500%, due 02/01/26[3]	EUR	1,550,000	1,569,014
1.800%, due 03/01/41[3]	EUR	1,160,000	1,004,071
5.000%, due 09/01/40[3]	EUR	550,000	742,959
			8,754,840
Japan—6.1%
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	130,000,000	1,315,497
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	265,300,000	2,414,143
Japan Government Twenty Year Bond
0.300%, due 12/20/39	JPY	528,700,000	3,836,747
Japan Government Two Year Bond
0.005%, due 01/01/24	JPY	227,750,000	1,757,154
Series 429,
0.005%, due 10/01/23	JPY	891,900,000	6,880,568
			16,204,109
Mexico—3.3%
Mexican Bonos
7.750%, due 05/29/31	MXN	192,200,000	8,629,739

Morocco—0.2%
Morocco Government International Bond
2.375%, due 12/15/27[1]	USD	340,000	294,100
3.000%, due 12/15/32[1]	USD	267,000	210,930
			505,030
Poland—1.7%
Republic of Poland Government Bond,
Series 0432,
1.750%, due 04/25/32	PLN	29,080,000	4,371,711

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(concluded)
South Korea—1.8%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	4,751,765

United Kingdom—1.4%
United Kingdom Gilt
0.625%, due 10/22/50[3]	GBP	3,630,000	3,196,505
1.250%, due 07/31/51[3]	GBP	420,000	436,219
			3,632,724
Total non-U.S. government agency obligations (cost—$138,738,860)			121,038,821

U.S. government agency obligations—11.5%
United States—11.5%
FHLMC
2.500%, due 11/01/51	USD	1,163,575	1,066,194
3.000%, due 10/01/49	USD	1,522,673	1,448,510
FNMA
2.500%, due 12/01/51	USD	874,394	801,378
3.000%, due 08/01/51	USD	2,251,498	2,131,184
3.500%, due 04/01/52	USD	5,285,812	5,150,476
3.500%, due 05/01/58	USD	1,611,505	1,584,474
GNMA II TBA
3.000%	USD	4,370,000	4,164,033
3.500%	USD	2,870,000	2,806,593
4.000%	USD	2,810,000	2,812,164
UMBS TBA
3.000%	USD	2,770,000	2,610,717
3.500%	USD	2,890,000	2,801,734
4.000%	USD	2,830,000	2,812,711
Total U.S. government agency obligations (cost—$31,135,949)			30,190,168

U.S. Treasury obligations—18.0%
United States—18.0%
U.S. Treasury Bonds
1.750%, due 08/15/41	USD	5,390,000	4,269,891
1.875%, due 11/15/51	USD	2,925,000	2,294,297
2.000%, due 08/15/51	USD	50,000	40,398
2.250%, due 02/15/52	USD	2,960,000	2,541,438
2.375%, due 02/15/42	USD	3,150,000	2,783,320
U.S. Treasury Notes

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)		Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
0.125%, due 01/31/23	USD	9,050,000	8,933,340
1.875%, due 02/28/27	USD	12,110,000	11,531,937
1.875%, due 02/15/32	USD	16,620,000	15,176,137
Total U.S. Treasury obligations (cost—$51,991,802)			47,570,758

	Number of shares
Short-term investments—7.5%
Investment companies—7.5%
State Street Institutional U.S. Government Money Market Fund, 0.290%[8] (cost—$19,833,796)	19,833,796	19,833,796

Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[8] (cost—$370,388)	370,388	370,388
Total investments (cost—$310,023,886)[9]—106.4%		280,462,839
Liabilities in excess of other assets—(6.4)%		(16,758,572)
Net assets—100.0%		$263,704,267

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
3	EUR	German Euro BOBL Futures	June 2022	404,154	402,505	(1,649)
116	EUR	German Euro Bund Futures	June 2022	19,105,054	18,795,458	(309,596)
4	JPY	Japan Government Bond 10 Year Futures	June 2022	4,644,363	4,611,674	(32,689)
U.S. Treasury futures buy contracts:
20	USD	U.S. Ultra Bond Futures	June 2022	3,669,598	3,208,750	(460,848)
Total				27,823,169	27,018,387	(804,782)

Interest rate futures sell contracts:
89	AUD	Australian Bond 10 Year Futures	June 2022	(8,323,038)	(7,806,275)	516,763
3	EUR	German Euro Buxl 30 Year Futures	June 2022	(638,917)	(541,126)	97,791
39	EUR	Italian Government Bond Futures	June 2022	(5,877,043)	(5,362,586)	514,457
42	GBP	United Kingdom Long Gilt Bond Futures	June 2022	(6,452,680)	(6,255,162)	197,518
U.S. Treasury futures sell contracts:
106	USD	U.S. Treasury Note 10 Year Futures	June 2022	(13,380,262)	(12,630,562)	749,700
201	USD	U.S. Treasury Note 2 Year Futures	June 2022	(42,653,109)	(42,373,313)	279,796
280	USD	U.S. Treasury Note 5 Year Futures	June 2022	(32,627,612)	(31,548,125)	1,079,487
10	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2022	(1,294,041)	(1,290,000)	4,041
Total				(111,246,702)	(107,807,149)	3,439,553
Net unrealized appreciation (depreciation)						2,634,771

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
ANZ	USD	84,071	AUD	113,087	05/24/22	(4,140)
BB	EUR	246,217	USD	264,694	05/24/22	4,720
BB	GBP	1,183,128	CAD	1,946,849	05/24/22	27,719
BB	GBP	948,629	USD	1,243,805	05/24/22	50,972

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	AUD	1,401,738	NZD	1,536,944	05/24/22	1,526
BNP	CNY	44,804,882	USD	7,006,802	05/24/22	208,460
BNP	DKK	6,632,332	USD	974,100	05/24/22	32,715
BNP	EUR	143,232	USD	156,004	05/24/22	4,770
BNP	GBP	1,181,949	EUR	1,418,590	05/24/22	11,632
BNP	GBP	115,383	USD	144,796	05/24/22	(289)
BNP	ILS	3,368,642	EUR	956,579	05/24/22	(15)
BNP	NZD	2,292,156	AUD	2,109,620	05/24/22	11,229
BNP	NZD	3,834,508	USD	2,612,527	05/24/22	136,878
BNP	PLN	14,578,308	USD	3,403,294	05/24/22	122,168
BNP	RON	1,571,636	USD	345,751	05/24/22	11,620
BNP	USD	1,703,652	AUD	2,286,511	05/24/22	(87,525)
BNP	USD	1,463,586	CHF	1,365,542	05/24/22	(58,426)
BNP	USD	2,266,869	EUR	2,078,142	05/24/22	(72,617)
BNP	USD	140,215	PLN	621,452	05/24/22	(345)
BNP	USD	1,174,059	SEK	11,070,302	05/24/22	(46,110)
BOA	CAD	9,221,940	USD	7,239,505	05/24/22	61,190
BOA	CHF	128,346	USD	132,411	05/24/22	341
BOA	EUR	211,940	USD	223,885	05/24/22	104
BOA	JPY	463,951,105	USD	3,707,725	05/24/22	130,643
BOA	PLN	73,745	USD	16,897	05/24/22	299
CITI	AUD	2,097,875	GBP	1,194,791	05/24/22	19,568
CITI	CAD	1,902,878	GBP	1,167,288	05/24/22	(13,410)
CITI	CHF	1,445,097	SEK	14,685,363	05/24/22	9,262
CITI	EUR	1,420,493	AUD	2,066,249	05/24/22	(39,415)
CITI	EUR	1,420,493	GBP	1,177,759	05/24/22	(18,911)
CITI	EUR	956,580	USD	1,045,687	05/24/22	35,661
CITI	MXN	205,395,249	USD	10,248,501	05/24/22	224,213
CITI	SEK	9,560,190	CHF	961,190	05/24/22	14,994

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	USD	6,327,212	CAD	7,956,621	05/24/22	(133,815)
CITI	USD	1,442,027	ILS	4,611,938	05/24/22	(59,202)
CITI	USD	24,379,844	JPY	3,055,071,894	05/24/22	(825,113)
CITI	USD	504,237	SGD	682,984	05/24/22	(10,402)
GSI	HUF	486,302,972	USD	1,403,423	05/24/22	50,926
GSI	JPY	19,531,906	USD	152,559	05/24/22	1,967
GSI	USD	391,854	CZK	8,802,529	05/24/22	(15,419)
GSI	USD	1,565,241	EUR	1,434,869	05/24/22	(50,203)
GSI	USD	177,610	PLN	759,809	05/24/22	(6,601)
GSI	USD	1,890,947	THB	63,774,062	05/24/22	(28,561)
GSI	USD	1,047,311	ZAR	15,402,535	05/24/22	(74,122)
HSBC	AUD	7,500,894	JPY	686,315,018	05/24/22	(10,184)
HSBC	CZK	17,938,054	USD	800,523	05/24/22	33,413
HSBC	EUR	5,272,173	USD	5,741,380	05/24/22	174,641
HSBC	JPY	20,520,035	USD	159,926	05/24/22	1,715
HSBC	MXN	109,292,019	USD	5,359,764	05/24/22	25,781
HSBC	SEK	4,773,411	CHF	481,375	05/24/22	8,980
HSBC	USD	11,090,944	EUR	10,158,325	05/24/22	(365,054)
HSBC	USD	169,528	MXN	3,391,962	05/24/22	(3,983)
HSBC	USD	364,543	NOK	3,187,922	05/24/22	(24,650)
HSBC	USD	498,643	ZAR	7,661,089	05/24/22	(14,587)
RBC	JPY	447,440,910	USD	3,564,732	05/24/22	114,944
RBC	USD	1,239,290	EUR	1,133,677	05/24/22	(42,273)
SCB	EUR	5,017,903	USD	5,394,368	05/24/22	96,105
SCB	JPY	348,102,910	AUD	3,737,970	05/24/22	(41,857)
SCB	JPY	693,857,085	USD	5,318,575	05/24/22	(31,092)
SCB	USD	1,370,629	EUR	1,259,778	05/24/22	(40,465)
SCB	USD	126,482	GBP	97,297	05/24/22	(4,139)
SSC	EUR	145,950	USD	154,480	05/24/22	376
SSC	GBP	317,882	USD	415,133	05/24/22	15,419
TD	AUD	701,560	NZD	768,127	05/24/22	52
TD	EUR	5,022,030	USD	5,486,078	05/24/22	183,457
Net unrealized appreciation (depreciation)						(294,465)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	2,662,925	—	2,662,925
Corporate bonds	—	46,586,874	—	46,586,874
Mortgage-backed securities	—	12,209,109	—	12,209,109
Non-U.S. government agency obligations	—	121,038,821	—	121,038,821
U.S. government agency obligations	—	30,190,168	—	30,190,168
U.S. Treasury obligations	—	47,570,758	—	47,570,758
Short-term investments	—	19,833,796	—	19,833,796
Investment of cash collateral from securities loaned	—	370,388	—	370,388
Futures contracts	3,439,553	—	—	3,439,553
Forward foreign currency contracts	—	1,828,460	—	1,828,460
Total	3,439,553	282,291,299	—	285,730,852

Liabilities
Futures contracts	(804,782)	—	—	(804,782)
Forward foreign currency contracts	—	(2,122,925)	—	(2,122,925)
Total	(804,782)	(2,122,925)	—	(2,927,707)

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $21,193,592, represented 8.1% of the Portfolio's net assets at period end.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Perpetual investment. Date shown reflects the next call date.
5	Security, or portion thereof, was on loan at the period end.
6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Rates shown reflect yield at April 30, 2022.
9	Includes $361,296 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $370,388.

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—94.5%
Advertising—0.6%
Clear Channel International BV
6.625%, due 08/01/25[2]		200,000	202,112
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]		225,000	211,432
7.500%, due 06/01/29[2]		125,000	117,963
7.750%, due 04/15/28[2]		200,000	188,500
Lamar Media Corp.
3.750%, due 02/15/28		25,000	22,875
4.000%, due 02/15/30		150,000	134,408
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		75,000	65,250
4.625%, due 03/15/30[2]		200,000	178,960
5.000%, due 08/15/27[2]		225,000	214,031
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	175,000	181,934
			1,517,465
Aerospace & defense—1.4%
Bombardier, Inc.
6.000%, due 02/15/28[2]		150,000	129,750
7.125%, due 06/15/26[2]		25,000	23,000
7.500%, due 12/01/24[2]		260,000	258,700
7.500%, due 03/15/25[2]		43,000	41,710
7.875%, due 04/15/27[2]		450,000	419,206
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	69,375
Egmv13793
10.000%, due 04/19/26[4,5]	EUR	81,562	0
Howmet Aerospace, Inc.
5.125%, due 10/01/24		50,000	50,875
5.950%, due 02/01/37		225,000	227,376
Rolls-Royce PLC
1.625%, due 05/09/28[3]	EUR	250,000	221,540
5.750%, due 10/15/27[3]	GBP	150,000	190,504
Spirit AeroSystems, Inc.
4.600%, due 06/15/28[6]		100,000	86,383
5.500%, due 01/15/25[2]		75,000	74,250
7.500%, due 04/15/25[2]		150,000	151,875
TransDigm, Inc.
4.625%, due 01/15/29		400,000	348,072
4.875%, due 05/01/29		175,000	153,344
5.500%, due 11/15/27		950,000	871,140
7.500%, due 03/15/27		150,000	151,125

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Triumph Group, Inc.
6.250%, due 09/15/24[2]		50,000	48,125
7.750%, due 08/15/25		75,000	72,938
8.875%, due 06/01/24[2]		60,000	62,089
			3,651,377
Agriculture—0.2%
Camposol SA
6.000%, due 02/03/27[2]		300,000	274,462
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		75,000	75,000
MHP Lux SA
6.250%, due 09/19/29[3]		500,000	255,000
			604,462
Airlines—1.2%
Air France-KLM
1.875%, due 01/16/25[3]	EUR	200,000	185,820
3.875%, due 07/01/26[3]	EUR	400,000	375,610
American Airlines, Inc.
11.750%, due 07/15/25[2]		175,000	201,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		100,000	99,125
5.750%, due 04/20/29[2]		150,000	144,536
Delta Air Lines, Inc.
7.375%, due 01/15/26		75,000	79,875
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, due 10/20/25[2]		125,000	124,154
4.750%, due 10/20/28[2]		25,000	24,708
Gol Finance SA
7.000%, due 01/31/25		430,000	369,074
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[2]		125,000	121,893
International Consolidated Airlines Group SA
1.500%, due 07/04/27[3]	EUR	500,000	427,724
2.750%, due 03/25/25[3]	EUR	100,000	98,631
3.750%, due 03/25/29[3]	EUR	300,000	272,263
Singapore Airlines Ltd.
3.375%, due 01/19/29[3]		200,000	183,922
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000%, due 09/20/25[2]		75,000	79,201

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[2]	EUR	100,000	95,739
5.625%, due 12/02/24[3]	EUR	100,000	95,739
United Airlines Holdings, Inc.
5.000%, due 02/01/24		25,000	24,813
United Airlines Pass-Through Trust,
Series 20-1,
5.875%, due 10/15/27		42,342	43,222
United Airlines, Inc.
4.375%, due 04/15/26[2]		50,000	48,275
4.625%, due 04/15/29[2]		125,000	114,688
			3,210,262
Apparel—0.6%
Crocs, Inc.
4.125%, due 08/15/31[2]		50,000	39,903
CT Investment GmbH
5.500%, due 04/15/26[3,6]	EUR	425,000	418,090
IM Group SAS
6.625%, due 03/01/25[3]	EUR	275,000	295,188
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]		75,000	65,062
Levi Strauss & Co.
3.375%, due 03/15/27	EUR	625,000	650,215
			1,468,458
Auto manufacturers—1.5%
Ford Motor Co.
3.250%, due 02/12/32		100,000	81,270
5.291%, due 12/08/46		100,000	86,000
9.000%, due 04/22/25		300,000	334,303
Ford Motor Credit Co. LLC
2.700%, due 08/10/26		200,000	178,296
3.375%, due 11/13/25		200,000	192,036
3.625%, due 06/17/31		600,000	498,750
3.815%, due 11/02/27		200,000	182,000
4.000%, due 11/13/30		200,000	173,000
4.063%, due 11/01/24		200,000	195,632
4.134%, due 08/04/25		200,000	192,000
4.535%, due 03/06/25	GBP	150,000	184,374
5.113%, due 05/03/29		600,000	568,500
5.584%, due 03/18/24		200,000	202,248

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Jaguar Land Rover Automotive PLC
5.500%, due 07/15/29[2]		200,000	166,472
5.875%, due 01/15/28[2]		200,000	175,500
7.750%, due 10/15/25[2]		200,000	200,377
Mclaren Finance PLC
7.500%, due 08/01/26[2]		200,000	191,869
TML Holdings Pte Ltd.
5.500%, due 06/03/24[3]		200,000	198,000
			4,000,627
Auto parts & equipment—2.2%
Clarios Global LP
6.750%, due 05/15/25[2]		67,000	68,340
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[2]		25,000	25,250
8.500%, due 05/15/27[2]		25,000	24,985
Cooper-Standard Automotive, Inc.
13.000%, due 06/01/24[2]		50,000	50,501
Dana Financing Luxembourg Sarl
3.000%, due 07/15/29[3]	EUR	275,000	240,067
Dana, Inc.
4.500%, due 02/15/32		25,000	20,625
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		125,000	122,280
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]		275,000	225,500
Faurecia SE
3.125%, due 06/15/26[3]	EUR	100,000	96,846
3.750%, due 06/15/28[3]	EUR	375,000	351,916
Goodyear Europe BV
2.750%, due 08/15/28[3]	EUR	375,000	338,736
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26		75,000	72,291
5.000%, due 07/15/29		150,000	133,755
5.250%, due 04/30/31		25,000	21,734
5.250%, due 07/15/31		350,000	301,875
9.500%, due 05/31/25		450,000	471,874
IHO Verwaltungs GmbH
3.625% Cash or 4.375% PIK,
3.625%, due 05/15/25[3,7]	EUR	425,000	432,661
4.500% PIK,
3.750%, due 09/15/26[3,7]	EUR	100,000	98,110
4.625% PIK,
3.875%, due 05/15/27[3,7]	EUR	425,000	406,512

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV
5.000%, due 05/07/28[3]		200,000	176,038
Mahle GmbH
2.375%, due 05/14/28[3]	EUR	300,000	250,023
Nemak SAB de CV
2.250%, due 07/20/28[3]	EUR	325,000	284,144
2.250%, due 07/20/28[2]	EUR	125,000	109,286
3.625%, due 06/28/31[2]		400,000	326,400
Schaeffler AG
3.375%, due 10/12/28[3]	EUR	200,000	192,548
Tenneco, Inc.
5.000%, due 07/15/26		50,000	47,938
7.875%, due 01/15/29[2]		225,000	227,315
Titan International, Inc.
7.000%, due 04/30/28		75,000	73,500
ZF Finance GmbH
2.250%, due 05/03/28[3]	EUR	100,000	87,777
2.750%, due 05/25/27[3]	EUR	100,000	92,599
3.750%, due 09/21/28[3]	EUR	400,000	374,624
			5,746,050
Banks—2.8%
Akbank T.A.S.
5.000%, due 10/24/22[3]		550,000	550,687
Banco de Bogota SA
5.375%, due 02/19/23[2]		250,000	251,922
6.250%, due 05/12/26[3]		500,000	496,812
Banco de Credito Social Cooperativo SA
(fixed, converts to FRN on 03/09/27),
1.750%, due 03/09/28[3]	EUR	200,000	185,010
Banco do Brasil SA
3.250%, due 09/30/26[3]		500,000	466,031
Banco Industrial SA
(fixed, converts to FRN on 01/29/26),
4.875%, due 01/29/31[2]		150,000	142,125
Bangkok Bank PCL
(fixed, converts to FRN on 09/25/29),
3.733%, due 09/25/34[3]		200,000	180,950

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.,
Series DD,
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[8]		175,000	178,938
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[8]		75,000	73,106
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[8]	GBP	200,000	255,841
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[8]		400,000	412,250
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,8]	EUR	400,000	432,002
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[6,8]		75,000	76,250
Series T,
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[8]		125,000	124,921
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[8]		200,000	181,600
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]		400,000	346,200
7.625%, due 05/01/26[2]		75,000	68,250
Goldman Sachs Group, Inc.,
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[8]		75,000	72,188
HDFC Bank Ltd.
(fixed, converts to FRN on 08/25/26),
3.700%, due 08/25/26[3,8]		200,000	183,000
Intelsat Jackson Holdings SA
0.000%, due 10/15/24[5,9]		525,000	0
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	EUR	250,000	230,600
3.928%, due 09/15/26[3]	EUR	500,000	536,662
Inversiones Atlantida SA
7.500%, due 05/19/26[2]		200,000	195,163
Itau Unibanco Holding SA
2.900%, due 01/24/23[3]		400,000	399,000

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
JPMorgan Chase & Co.,
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[8]		75,000	69,323
Series S,
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[8]		200,000	203,517
Series U,
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[8]		150,000	150,685
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]		250,000	252,703
UniCredit SpA
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[3]	EUR	400,000	400,458
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3]	EUR	325,000	307,396
			7,423,590
Beverages—0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250%, due 04/27/29[2]		650,000	614,250
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	EUR	231,000	222,858
4.375%, due 04/30/29[2]		125,000	108,802
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	82,774
			1,028,684
Biotechnology—0.1%
Grifols Escrow Issuer SA
4.750%, due 10/15/28[2]		200,000	182,480

Building materials—1.8%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		250,000	213,437
5.000%, due 03/01/30[2]		100,000	92,500
6.750%, due 06/01/27[2]		127,000	130,969
Cemex SAB de CV
3.875%, due 07/11/31[2]		500,000	425,000
(fixed, converts to FRN on 06/08/26),
5.125%, due 06/08/26[2,8]		200,000	181,557
5.200%, due 09/17/30[2]		200,000	188,500
5.450%, due 11/19/29[2]		200,000	191,610

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
5.450%, due 11/19/29[3]		200,000	191,610
Compact Bidco BV
5.750%, due 05/01/26[2]	EUR	200,000	182,506
5.750%, due 05/01/26[3]	EUR	100,000	91,253
CP Atlas Buyer, Inc.
7.000%, due 12/01/28[2]		100,000	83,500
Griffon Corp.
5.750%, due 03/01/28		250,000	223,125
James Hardie International Finance DAC
3.625%, due 10/01/26[3]	EUR	225,000	235,709
3.625%, due 10/01/26[2]	EUR	150,000	157,140
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		125,000	117,813
6.250%, due 05/15/25[2]		100,000	102,125
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	64,875
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		125,000	114,255
9.750%, due 07/15/28[2]		150,000	147,375
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]		100,000	91,239
PGT Innovations, Inc.
4.375%, due 10/01/29[2]		75,000	65,807
SRM Escrow Issuer LLC
6.000%, due 11/01/28[2]		275,000	264,000
Standard Industries, Inc.
2.250%, due 11/21/26[3]	EUR	450,000	418,894
2.250%, due 11/21/26[2]	EUR	275,000	255,991
4.375%, due 07/15/30[2]		100,000	83,386
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	93,750
6.500%, due 03/15/27[2]		50,000	49,810
Victors Merger Corp.
6.375%, due 05/15/29[2]		100,000	60,000
West China Cement Ltd.
4.950%, due 07/08/26[3]		200,000	180,668
			4,698,404
Chemicals—2.4%
ASP Unifrax Holdings, Inc.
7.500%, due 09/30/29[2]		25,000	20,500

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
Braskem Netherlands Finance BV
(fixed, converts to FRN on 10/24/25),
8.500%, due 01/23/81[3]		300,000	308,595
(fixed, converts to FRN on 10/24/25),
8.500%, due 01/23/81[2]		250,000	257,162
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	450,000	421,914
5.000%, due 10/15/28[3]	EUR	100,000	93,759
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]		75,000	66,375
Diamond BC BV
4.625%, due 10/01/29[2]		50,000	43,012
Herens Midco Sarl
5.250%, due 05/15/29[3]	EUR	100,000	86,928
INEOS Finance PLC
3.375%, due 03/31/26[3]	EUR	300,000	299,870
3.375%, due 03/31/26[2]	EUR	100,000	99,957
INEOS Quattro Finance 2 PLC
2.500%, due 01/15/26[3]	EUR	275,000	266,589
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		150,000	157,500
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,7]		125,000	119,887
LSF11 A5 HoldCo LLC
6.625%, due 10/15/29[2]		50,000	43,500
Methanex Corp.
5.125%, due 10/15/27		75,000	72,000
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	93,373
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	43,250
5.000%, due 05/01/25[2]		50,000	49,500
5.250%, due 06/01/27[2]		150,000	142,125
OCI NV
4.625%, due 10/15/25[2]		160,000	160,600
OCP SA
3.750%, due 06/23/31[2]		200,000	168,980
6.875%, due 04/25/44[3]		500,000	479,781
Olin Corp.
5.000%, due 02/01/30		75,000	70,875
5.625%, due 08/01/29		250,000	246,175
Olympus Water US Holding Corp.
3.875%, due 10/01/28[3]	EUR	100,000	94,026

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]		100,000	81,000
Sasol Financing USA LLC
5.500%, due 03/18/31		300,000	268,500
5.875%, due 03/27/24		300,000	297,750
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		150,000	129,682
6.625%, due 05/01/29[2]		175,000	139,590
SCIL IV LLC/SCIL USA Holdings LLC
5.375%, due 11/01/26[2]		200,000	182,500
SPCM SA
2.625%, due 02/01/29[3]	EUR	325,000	310,815
3.125%, due 03/15/27[2]		200,000	176,500
TPC Group, Inc.
10.500%, due 08/01/24[2]		50,000	16,260
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]		240,000	211,546
5.375%, due 09/01/25[2]		250,000	241,250
Tronox, Inc.
4.625%, due 03/15/29[2]		175,000	156,187
WR Grace Holdings LLC
4.875%, due 06/15/27[2]		150,000	141,030
5.625%, due 08/15/29[2]		250,000	212,975
			6,471,818
Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[4,5,9]		550,000	5,500
Indika Energy Capital IV Pte Ltd.
8.250%, due 10/22/25[2]		300,000	298,875
Murray Energy Corp.
0.000%, due 04/15/24[2,4,5,10]		1,268,693	0
			304,375
Commercial services—4.0%
ADT Security Corp.
4.125%, due 08/01/29[2]		100,000	84,903
4.875%, due 07/15/32[2]		125,000	105,781
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		131,000	120,274
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]		325,000	305,500

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	165,500
6.625%, due 07/15/26[2]		300,000	289,932
9.750%, due 07/15/27[2]		200,000	194,119
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.625%, due 06/01/28[2]	EUR	250,000	226,155
4.625%, due 06/01/28[2]		200,000	175,500
Alta Equipment Group,Inc.
5.625%, due 04/15/26[2]		50,000	46,485
AMN Healthcare,Inc.
4.000%, due 04/15/29[2]		600,000	543,000
4.625%, due 10/01/27[2]		50,000	48,007
APi Group DE,Inc.
4.125%, due 07/15/29[2]		175,000	156,193
APX Group,Inc.
5.750%, due 07/15/29[2]		50,000	40,968
Arena Luxembourg Finance Sarl
1.875%, due 02/01/28[3]	EUR	125,000	113,232
1.875%, due 02/01/28[2]	EUR	100,000	90,586
ASGN,Inc.
4.625%, due 05/15/28[2]		250,000	232,250
Atlantia SpA
1.875%, due 02/12/28[3]	EUR	300,000	283,033
Avis Budget Car Rental LLC/Avis Budget Finance,Inc.
4.750%, due 04/01/28[2]		50,000	46,375
5.375%, due 03/01/29[2,6]		250,000	234,375
5.750%, due 07/15/27[2]		25,000	24,502
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[2]	EUR	100,000	95,201
4.750%, due 11/30/28[3]	EUR	125,000	119,001
Carriage Services,Inc.
4.250%, due 05/15/29[2]		75,000	65,250
EC Finance PLC
3.000%, due 10/15/26[2]	EUR	175,000	177,693
3.000%, due 10/15/26[3]	EUR	650,000	660,003
eHi Car Services Ltd.
7.000%, due 09/21/26[3]		200,000	134,552
Graham Holdings Co.
5.750%, due 06/01/26[2]		175,000	176,313
HealthEquity,Inc.
4.500%, due 10/01/29[2]		75,000	68,531

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
Hertz Corp.
3.000%, due 01/15/28		50,000	2,750
4.625%, due 12/01/26[2]		25,000	22,788
5.000%, due 12/01/29[2]		125,000	109,375
Kapla Holding SAS
3.375%, due 12/15/26[3]	EUR	250,000	240,661
La Financiere Atalian SASU
5.125%, due 05/15/25[3]	EUR	600,000	508,541
Loxam SAS
4.500%, due 02/15/27[3]	EUR	300,000	302,243
4.500%, due 04/15/27[3]	EUR	100,000	95,698
Metis Merger Sub LLC
6.500%, due 05/15/29[2]		175,000	152,250
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]		325,000	344,500
Nassa Topco AS
2.875%, due 04/06/24[3]	EUR	375,000	394,617
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	117,791
Nexi SpA
1.625%, due 04/30/26[3]	EUR	225,000	217,471
Nielsen Co. Luxembourg SARL
5.000%, due 02/01/25[2]		350,000	350,425
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[2]		75,000	72,677
5.875%, due 10/01/30[2]		200,000	191,808
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.000%, due 06/15/29[2]		100,000	81,500
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29[2]		125,000	115,313
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[2]		50,000	42,675
5.250%, due 04/15/24[2]		75,000	74,906
6.250%, due 01/15/28[2]		75,000	67,226
PROG Holdings, Inc.
6.000%, due 11/15/29[2]		75,000	66,278
Q-Park Holding I BV
2.000%, due 03/01/27[2]	EUR	100,000	92,176
2.000%, due 03/01/27[3]	EUR	175,000	161,308
RAC Bond Co. PLC
5.250%, due 11/04/27[2]	GBP	225,000	253,694
5.250%, due 11/04/27[3]	GBP	100,000	112,753

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Sabre GLBL, Inc.
7.375%, due 09/01/25[2]		25,000	25,286
9.250%, due 04/15/25[2]		100,000	106,653
Service Corp. International
3.375%, due 08/15/30		75,000	64,500
4.000%, due 05/15/31		150,000	135,000
Techem Verwaltungsgesellschaft 675 mbH
2.000%, due 07/15/25[3]	EUR	450,000	439,674
United Rentals North America, Inc.
3.750%, due 01/15/32		50,000	43,500
3.875%, due 02/15/31		25,000	22,045
4.000%, due 07/15/30		300,000	268,500
4.875%, due 01/15/28		50,000	48,653
5.250%, due 01/15/30		75,000	72,750
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		125,000	128,750
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]		100,000	97,250
			10,667,199
Computers—1.0%
Banff Merger Sub, Inc.
8.375%, due 09/01/26[3]	EUR	175,000	181,995
CA Magnum Holdings
5.375%, due 10/31/26[3]		200,000	192,000
Diebold Nixdorf Dutch Holding BV
9.000%, due 07/15/25[2]	EUR	100,000	93,749
9.000%, due 07/15/25[3]	EUR	450,000	421,871
Diebold Nixdorf, Inc.
8.500%, due 04/15/24		50,000	32,860
9.375%, due 07/15/25[2]		100,000	88,500
Exela Intermediate LLC/Exela Finance, Inc.
11.500%, due 07/15/26[2]		182,000	66,430
NCR Corp.
5.000%, due 10/01/28[2]		125,000	119,375
5.125%, due 04/15/29[2]		300,000	285,750
5.250%, due 10/01/30[2]		25,000	23,625
5.750%, due 09/01/27[2]		225,000	216,562
6.125%, due 09/01/29[2]		200,000	191,500
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		150,000	142,347
8.250%, due 02/01/28[2]		150,000	145,675

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computers—(concluded)
Science Applications International Corp.
4.875%, due 04/01/28[2]		200,000	191,000
Vericast Corp.
11.000%, due 09/15/26[2]		126,250	119,938
			2,513,177
Cosmetics & personal care—0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]		175,000	155,312
5.500%, due 06/01/28[2]		125,000	120,938
			276,250
Distribution & wholesale—0.3%
Avient Corp.
5.750%, due 05/15/25[2]		150,000	151,487
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	164,015
IAA, Inc.
5.500%, due 06/15/27[2]		125,000	122,188
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		125,000	126,406
Resideo Funding, Inc.
4.000%, due 09/01/29[2]		50,000	44,500
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]		225,000	215,680
			824,276
Diversified financial services—2.6%
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	146,625
Ally Financial, Inc.,
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[8]		125,000	107,938
B3 SA - Brasil Bolsa Balcao
4.125%, due 09/20/31[3]		200,000	174,100
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[2,7]	GBP	125,000	149,637
Credito Real SAB de CV
5.000%, due 02/01/27[3]	EUR	275,000	43,517

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
doValue SpA
3.375%, due 07/31/26[2]	EUR	150,000	148,337
5.000%, due 08/04/25[2]	EUR	325,000	344,479
Enact Holdings, Inc.
6.500%, due 08/15/25[2]		325,000	323,336
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,7]		327,679	282,617
International Personal Finance PLC
9.750%, due 11/12/25	EUR	525,000	536,513
Iqera Group SAS
6.500%, due 09/30/24[2]	EUR	100,000	105,099
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		125,000	115,753
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		150,000	139,578
LFS Topco LLC
5.875%, due 10/15/26[2]		50,000	46,250
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	172,500
Motion Finco Sarl
7.000%, due 05/15/25[3]	EUR	100,000	108,528
Mulhacen Pte Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 08/01/23[3,7]	EUR	403,886	204,518
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		75,000	65,234
5.500%, due 08/15/28[2]		100,000	91,000
5.750%, due 11/15/31[2]		50,000	44,375
6.000%, due 01/15/27[2]		75,000	72,750
Navient Corp.
5.000%, due 03/15/27		231,000	210,276
5.500%, due 03/15/29		250,000	219,832
5.625%, due 08/01/33		150,000	118,500
6.125%, due 03/25/24		375,000	377,109
6.750%, due 06/25/25		125,000	124,687
6.750%, due 06/15/26		200,000	196,508
Newday Bondco PLC
7.375%, due 02/01/24[3]	GBP	200,000	248,787
NFP Corp.
4.875%, due 08/15/28[2]		300,000	273,000
OneMain Finance Corp.
5.375%, due 11/15/29		25,000	22,438

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
6.625%, due 01/15/28		100,000	98,769
6.875%, due 03/15/25		100,000	100,500
7.125%, due 03/15/26		400,000	405,000
8.875%, due 06/01/25		50,000	52,475
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	140,688
5.750%, due 09/15/31[2]		75,000	61,500
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	73,594
Shriram Transport Finance Co. Ltd.
5.100%, due 07/16/23[3]		200,000	195,250
SLM Corp.
3.125%, due 11/02/26		175,000	159,904
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.375%, due 02/01/30[2]		125,000	109,085
7.875%, due 05/01/27[2]		125,000	117,587
World Acceptance Corp.
7.000%, due 11/01/26[2]		100,000	86,749
			6,814,922
Electric—2.3%
AES Andres BV
5.700%, due 05/04/28[2]		400,000	366,200
Calpine Corp.
4.500%, due 02/15/28[2]		175,000	162,001
5.000%, due 02/01/31[2]		25,000	21,318
5.125%, due 03/15/28[2]		325,000	295,222
Capex SA
6.875%, due 05/15/24[2]		225,000	213,159
6.875%, due 05/15/24[3]		200,000	189,475
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	193,538
Clean Renewable Power Mauritius Pte Ltd.
4.250%, due 03/25/27[3]		196,000	179,683
4.250%, due 03/25/27[2]		196,000	179,683
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]		50,000	42,375
4.750%, due 03/15/28[2]		50,000	47,250
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[3]	EUR	100,000	94,576
3.125%, due 01/01/28[2]	EUR	100,000	94,576

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
Drax Finco PLC
6.625%, due 11/01/25[2]		200,000	201,000
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]		400,000	393,750
6.750%, due 08/06/23[3]		410,000	397,962
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[11]		125,000	116,838
Greenko Power II Ltd.
4.300%, due 12/13/28[2]		250,000	220,000
Instituto Costarricense de Electricidad
6.375%, due 05/15/43		200,000	162,663
6.750%, due 10/07/31[2]		300,000	297,806
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	44,750
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	334,687
Mytilineos SA
2.250%, due 10/30/26[3]	EUR	100,000	94,355
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		275,000	259,531
NRG Energy, Inc.
3.375%, due 02/15/29[2]		125,000	105,938
3.625%, due 02/15/31[2]		75,000	62,438
3.875%, due 02/15/32[2]		50,000	41,737
6.625%, due 01/15/27		46,000	46,575
Pacific Gas and Electric Co.
4.550%, due 07/01/30		50,000	46,304
PG&E Corp.
5.000%, due 07/01/28		175,000	161,033
RRI Energy, Inc.
3.000%, due 06/15/17[4,5,9]		75,000	0
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 04/25/24),
6.500%, due 04/25/24[3,8]		200,000	194,038
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[3]		205,675	214,776
Talen Energy Supply LLC
6.625%, due 01/15/28[2]		100,000	94,625
10.500%, due 01/15/26[2]		50,000	18,500

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,8]		125,000	121,563
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]		50,000	45,374
5.500%, due 09/01/26[2]		350,000	348,775
			6,104,074
Electrical components & equipment—0.3%
Belden, Inc.
3.875%, due 03/15/28[3]	EUR	575,000	576,753
Energizer Holdings, Inc.
6.500%, due 12/31/27[2]		50,000	48,000
Senvion Holding GmbH
3.875%, due 10/25/22[3,10]	EUR	400,000	1,582
WESCO Distribution, Inc.
7.125%, due 06/15/25[2]		125,000	129,844
7.250%, due 06/15/28[2]		150,000	154,875
			911,054
Electronics—0.5%
II-VI, Inc.
5.000%, due 12/15/29[2]		100,000	93,750
Imola Merger Corp.
4.750%, due 05/15/29[2]		700,000	651,000
Likewize Corp.
9.750%, due 10/15/25[2]		100,000	97,250
Sensata Technologies BV
4.000%, due 04/15/29[2]		400,000	356,586
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		200,000	175,000
			1,373,586
Energy-Alternate Sources—0.7%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	300,056
Continuum Energy Levanter Pte Ltd.
4.500%, due 02/09/27[2]		197,250	179,498
Cullinan Holdco Scsp
3 mo. Euribor + 4.750%,
1.000%, due 10/15/26[2,12]	EUR	200,000	197,468
4.625%, due 10/15/26[2]	EUR	100,000	95,884

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
4.625%, due 10/15/26[3]	EUR	200,000	191,769
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	197,300
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		300,000	281,250
ReNew Power Synthetic
6.670%, due 03/12/24[2]		200,000	202,537
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		125,000	112,500
5.000%, due 01/31/28[2]		50,000	46,695
			1,804,957
Engineering & construction—0.9%
Aeropuertos Argentina 2000 SA
8.500%, due 08/01/31[2]		172,957	143,468
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[3]		810,000	783,169
Arcosa, Inc.
4.375%, due 04/15/29[2]		50,000	45,619
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]		300,000	287,869
Mytilineos Financial Partners SA
2.500%, due 12/01/24[3]	EUR	225,000	230,641
OHL Operaciones SA
5.100% Cash or 1.500% PIK,
6.600%, due 03/31/26[3,7]	EUR	174,553	172,636
5.100% Cash or 1.500% PIK,
9.750%, due 03/31/26[2,7]	EUR	195,620	193,471
Sarens Finance Co., N.V.
5.750%, due 02/21/27[3]	EUR	338,000	299,914
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	64,617
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	176,655
			2,398,059
Entertainment—3.5%
Affinity Gaming
6.875%, due 12/15/27[2]		150,000	140,496
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		100,000	90,250

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(continued)
Allwyn Entertainment Financing U.K. PLC
3 mo. Euribor + 4.125%,
4.125%, due 02/15/28[2,12]	EUR	150,000	151,913
AMC Entertainment Holdings, Inc.
10.000%, due 06/15/26[2]		474,932	397,789
ASR Media & Sponsorship SpA
5.125%, due 08/01/24[2]	EUR	266,300	261,380
5.125%, due 08/01/24[3]	EUR	217,882	213,857
Boyne USA, Inc.
4.750%, due 05/15/29[2]		150,000	139,125
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]		475,000	407,312
8.125%, due 07/01/27[2]		150,000	156,750
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[2]		100,000	102,125
CDI Escrow Issuer, Inc.
5.750%, due 04/01/30[2]		225,000	216,880
Cedar Fair LP
5.250%, due 07/15/29		102,000	96,518
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28		175,000	175,437
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	70,221
5.500%, due 04/01/27[2]		150,000	147,286
Cinemark USA, Inc.
5.250%, due 07/15/28[2]		300,000	266,565
5.875%, due 03/15/26[2]		125,000	116,563
Cirsa Finance International Sarl
6.250%, due 12/20/23[3]	EUR	297,210	311,718
Codere Finance 2 Luxembourg SA
8.000% Cash or 3.000% PIK,
8.000%, due 09/30/26[2,7]	EUR	60,654	67,058
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[3,7]	EUR	99,070	109,531
2.000% Cash or 10.750% PIK,
12.750%, due 11/30/27[3,7]	EUR	93,336	93,699
Everi Holdings, Inc.
5.000%, due 07/15/29[2]		100,000	90,730
Gamma Bondco Sarl
8.125%, due 11/15/26[2,7]	EUR	300,000	294,331
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]		325,000	332,312

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(continued)
Inter Media and Communication SpA
6.750%, due 02/09/27[2]	EUR	100,000	99,999
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	188,604
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[3]	EUR	525,000	485,526
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]		225,000	220,432
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		25,000	22,625
5.625%, due 03/15/26[2]		100,000	98,750
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	109,691
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2]		225,000	230,616
8.000%, due 02/01/26[2]		200,000	177,500
Motion Bondco DAC
4.500%, due 11/15/27[3]	EUR	550,000	516,503
6.625%, due 11/15/27[2,6]		200,000	183,500
Penn National Gaming, Inc.
4.125%, due 07/01/29[2]		125,000	105,469
Pinewood Finance Co. Ltd.
3.625%, due 11/15/27[2]	GBP	100,000	114,920
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		250,000	200,000
5.875%, due 09/01/31[2]		225,000	177,187
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[2]		75,000	71,091
Sazka Group AS
3.875%, due 02/15/27[2]	EUR	300,000	286,419
3.875%, due 02/15/27[3]	EUR	325,000	310,287
4.125%, due 11/20/24[3]	EUR	228,000	235,117
Scientific Games International, Inc.
7.000%, due 05/15/28[2]		300,000	307,136
7.250%, due 11/15/29[2]		75,000	78,728
8.625%, due 07/01/25[2]		25,000	26,188
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2,6]		250,000	227,480
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]		25,000	24,500
WMG Acquisition Corp.
2.250%, due 08/15/31[3]	EUR	225,000	199,291

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	109,453
			9,256,858
Environmental control—0.1%
Covanta Holding Corp.
5.000%, due 09/01/30		100,000	90,250
Madison IAQ LLC
4.125%, due 06/30/28[2]		50,000	43,875
5.875%, due 06/30/29[2]		125,000	101,875
			236,000
Food—2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		75,000	68,438
3.500%, due 03/15/29[2]		25,000	21,060
4.625%, due 01/15/27[2]		150,000	140,501
4.875%, due 02/15/30[2]		75,000	67,879
Bellis Acquisition Co. PLC
3.250%, due 02/16/26[3]	GBP	500,000	550,739
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		100,000	85,125
Grupo KUO SAB De CV
5.750%, due 07/07/27[3]		750,000	724,359
Iceland Bondco PLC
4.625%, due 03/15/25[3]	GBP	300,000	323,015
Indofood CBP Sukses Makmur Tbk PT
3.541%, due 04/27/32[3]		200,000	166,522
Ingles Markets, Inc.
4.000%, due 06/15/31[2]		125,000	112,251
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[2]		150,000	148,125
Kraft Heinz Foods Co.
4.125%, due 07/01/27[3]	GBP	100,000	129,686
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]		100,000	89,238
4.375%, due 01/31/32[2]		100,000	89,326
MARB BondCo PLC
3.950%, due 01/29/31[3]		400,000	331,970
Minerva Luxembourg SA
4.375%, due 03/18/31[2]		250,000	207,231

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food—(concluded)
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]		110,000	109,862
NBM US Holdings, Inc.
7.000%, due 05/14/26[3]		500,000	515,094
Ocado Group PLC
3.875%, due 10/08/26[2]	GBP	175,000	189,829
3.875%, due 10/08/26[3]	GBP	150,000	162,711
Performance Food Group, Inc.
4.250%, due 08/01/29[2]		125,000	111,091
5.500%, due 10/15/27[2]		100,000	97,043
Post Holdings, Inc.
4.500%, due 09/15/31[2]		400,000	332,640
5.500%, due 12/15/29[2]		75,000	68,250
5.625%, due 01/15/28[2]		25,000	23,638
Premier Foods Finance PLC
3.500%, due 10/15/26[3]	GBP	200,000	229,755
Rallye SA,
Series COFP,
5.520%, due 02/28/32[3,10]	EUR	800,000	126,594
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2]		250,000	243,971
Sigma Holdco BV
5.750%, due 05/15/26[3]	EUR	625,000	481,321
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	157,915
United Natural Foods, Inc.
6.750%, due 10/15/28[2]		50,000	50,037
US Foods, Inc.
4.750%, due 02/15/29[2]		200,000	184,740
6.250%, due 04/15/25[2]		100,000	102,731
			6,442,687
Food Service—0.3%
Aramark Services, Inc.
5.000%, due 04/01/25[2]		75,000	74,344
5.000%, due 02/01/28[2]		100,000	93,255
6.375%, due 05/01/25[2]		175,000	178,215
Elior Group SA
3.750%, due 07/15/26[3]	EUR	350,000	313,393

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Food Service—(concluded)
TKC Holdings, Inc.
10.500%, due 05/15/29[2]	100,000	96,250
		755,457
Forest Products & Paper—0.1%
Appvion, Inc.
9.000%, due 06/01/25[4,5,9]	650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]	83,000	82,274
Glatfelter Corp.
4.750%, due 11/15/29[2]	75,000	60,000
Mercer International, Inc.
5.125%, due 02/01/29	150,000	139,336
		288,110
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	50,000	49,244
5.750%, due 05/20/27	150,000	147,347
		196,591
Hand & machine tools—0.1%
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	200,000	205,860

Healthcare-products—0.5%
Avantor Funding, Inc.
3.875%, due 11/01/29[2]	150,000	134,585
4.625%, due 07/15/28[2]	250,000	237,822
Mozart Debt Merger Sub, Inc.
3.875%, due 04/01/29[2]	482,000	421,152
Mozart Debt Merger Sub,Inc.
5.250%, due 10/01/29[2]	350,000	304,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[2]	90,000	90,900
7.375%, due 06/01/25[2]	75,000	76,313
		1,265,272
Healthcare-services—3.5%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]	100,000	94,750
5.500%, due 07/01/28[2]	125,000	121,733

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Healthcare-services—(continued)
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]		75,000	67,688
Air Methods Corp.
8.000%, due 05/15/25[2]		175,000	143,063
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[3]	EUR	350,000	324,925
Centene Corp.
2.450%, due 07/15/28		75,000	65,431
2.500%, due 03/01/31		100,000	83,125
3.000%, due 10/15/30		625,000	543,750
3.375%, due 02/15/30		125,000	111,681
4.250%, due 12/15/27		375,000	363,750
4.625%, due 12/15/29		25,000	24,213
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]		82,000	73,210
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		550,000	466,125
5.250%, due 05/15/30[2]		300,000	262,995
5.625%, due 03/15/27[2]		175,000	166,817
6.000%, due 01/15/29[2]		100,000	94,519
6.125%, due 04/01/30[2]		150,000	123,375
6.875%, due 04/01/28[2,6]		98,000	76,906
6.875%, due 04/15/29[2]		275,000	241,180
8.000%, due 03/15/26[2]		250,000	258,450
8.000%, due 12/15/27[2]		250,000	258,990
DaVita, Inc.
3.750%, due 02/15/31[2]		475,000	387,125
4.625%, due 06/01/30[2]		350,000	304,500
Encompass Health Corp.
4.750%, due 02/01/30		125,000	112,969
Envision Healthcare Corp.
8.750%, due 10/15/26[2]		200,000	83,288
HCA, Inc.
3.500%, due 09/01/30		175,000	156,770
5.375%, due 02/01/25		150,000	154,312
5.375%, due 09/01/26		325,000	332,639
5.875%, due 02/15/26		100,000	103,550
IQVIA, Inc.
5.000%, due 05/15/27[2]		425,000	421,098
Legacy LifePoint Health LLC
6.750%, due 04/15/25[2]		100,000	102,000

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
LifePoint Health, Inc.
5.375%, due 01/15/29[2]	100,000	85,500
MEDNAX, Inc.
5.375%, due 02/15/30[2]	50,000	46,588
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29[2]	75,000	65,625
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]	200,000	180,398
3.875%, due 05/15/32[2]	300,000	263,394
4.375%, due 06/15/28[2]	150,000	140,196
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]	150,000	150,375
Rede D'or Finance Sarl
4.500%, due 01/22/30[3]	364,000	317,908
RP Escrow Issuer LLC
5.250%, due 12/15/25[2]	100,000	93,000
Select Medical Corp.
6.250%, due 08/15/26[2]	150,000	148,875
Tenet Healthcare Corp.
4.250%, due 06/01/29[2]	25,000	22,587
4.375%, due 01/15/30[2]	150,000	136,481
4.625%, due 09/01/24[2]	125,000	123,906
4.875%, due 01/01/26[2]	125,000	122,397
5.125%, due 11/01/27[2]	175,000	169,919
6.125%, due 10/01/28[2]	800,000	767,960
6.250%, due 02/01/27[2]	50,000	49,625
6.750%, due 06/15/23	75,000	77,153
6.875%, due 11/15/31	87,000	90,139
		9,176,953
Holding companies-divers—0.4%
KOC Holding AS
5.250%, due 03/15/23[3]	500,000	497,125
6.500%, due 03/11/25[2]	200,000	199,412
6.500%, due 03/11/25[3]	400,000	398,825
		1,095,362
Home builders—1.6%
Adams Homes, Inc.
7.500%, due 02/15/25[2]	150,000	146,143
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	63,108

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Home builders—(continued)
4.625%, due 04/01/30[2]		150,000	122,813
6.625%, due 01/15/28[2]		100,000	97,233
Beazer Homes USA, Inc.
5.875%, due 10/15/27		50,000	46,125
6.750%, due 03/15/25		225,000	224,257
7.250%, due 10/15/29		100,000	95,249
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]		150,000	125,250
5.000%, due 06/15/29[2]		125,000	110,556
Century Communities, Inc.
3.875%, due 08/15/29[2]		75,000	63,194
Empire Communities Corp.
7.000%, due 12/15/25[2]		125,000	118,438
Forestar Group, Inc.
3.850%, due 05/15/26[2]		100,000	90,000
5.000%, due 03/01/28[2]		175,000	158,114
Installed Building Products, Inc.
5.750%, due 02/01/28[2]		150,000	142,112
KB Home
4.000%, due 06/15/31		125,000	106,875
6.875%, due 06/15/27		100,000	103,806
LGI Homes, Inc.
4.000%, due 07/15/29[2]		50,000	41,357
Maison Finco PLC
6.000%, due 10/31/27[2]	GBP	175,000	202,450
6.000%, due 10/31/27[3]	GBP	675,000	780,877
Mattamy Group Corp.
4.625%, due 03/01/30[2]		150,000	127,125
Meritage Homes Corp.
6.000%, due 06/01/25		290,000	295,072
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[2]		60,000	61,116
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[2]		100,000	89,500
4.750%, due 04/01/29[2]		125,000	108,187
STL Holding Co. LLC
7.500%, due 02/15/26[2]		125,000	119,209
Thor Industries, Inc.
4.000%, due 10/15/29[2]		75,000	63,383
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24		75,000	76,148

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	71,870
Williams Scotsman International, Inc.
4.625%, due 08/15/28[2]		125,000	118,306
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		200,000	198,500
			4,166,373
Home Furnishings—0.0%†
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]		100,000	86,626

Household products/wares—0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30		75,000	64,833
4.125%, due 04/30/31[2]		100,000	85,750
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.000%, due 12/31/26[2]		50,000	44,250
7.000%, due 12/31/27[2]		75,000	59,250
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	337,602
5.500%, due 07/15/30[2]		50,000	46,530
5.750%, due 07/15/25		5,000	5,050
			643,265
Housewares—0.3%
Newell Brands, Inc.
4.450%, due 04/01/26[11]		400,000	396,576
5.625%, due 04/01/36[11]		225,000	215,050
5.750%, due 04/01/46[11]		50,000	46,563
Scotts Miracle-Gro Co.
4.000%, due 04/01/31		150,000	123,375
4.375%, due 02/01/32		50,000	41,750
			823,314
Insurance—0.8%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]		375,000	365,081
10.125%, due 08/01/26[2]		25,000	26,000
AssuredPartners, Inc.
5.625%, due 01/15/29[2]		75,000	65,959
7.000%, due 08/15/25[2]		50,000	49,308

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
BroadStreet Partners, Inc.
5.875%, due 04/15/29[2]		75,000	65,063
HUB International Ltd.
5.625%, due 12/01/29[2]		25,000	22,938
7.000%, due 05/01/26[2]		250,000	247,792
MGIC Investment Corp.
5.250%, due 08/15/28		325,000	305,107
5.750%, due 08/15/23		100,000	101,250
NMI Holdings, Inc.
7.375%, due 06/01/25[2]		175,000	182,437
Radian Group, Inc.
4.500%, due 10/01/24		200,000	194,750
4.875%, due 03/15/27		150,000	144,753
Sagicor Financial Co. Ltd.
5.300%, due 05/13/28[2]		400,000	390,012
			2,160,450
Internet—1.2%
Arches Buyer, Inc.
4.250%, due 06/01/28[2]		125,000	111,091
B2W Digital Lux Sarl
4.375%, due 12/20/30[2]		200,000	165,350
Endurance International Group Holdings, Inc.
6.000%, due 02/15/29[2]		150,000	121,407
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[2]		75,000	66,554
5.250%, due 12/01/27[2]		250,000	247,322
Iliad SA
1.875%, due 04/25/25[3]	EUR	200,000	200,470
1.875%, due 02/11/28[3]	EUR	100,000	87,561
2.375%, due 06/17/26[3]	EUR	200,000	196,801
Match Group Holdings II LLC
4.125%, due 08/01/30[2]		100,000	89,375
Match Group Holdings II LLC
4.625%, due 06/01/28[2]		100,000	93,217
5.000%, due 12/15/27[2]		75,000	73,125
MercadoLibre, Inc.
3.125%, due 01/14/31		300,000	243,900
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		100,000	92,400
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[2]		50,000	45,484

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Twitter, Inc.
3.875%, due 12/15/27[2]		50,000	49,015
5.000%, due 03/01/30[2]		325,000	331,916
Uber Technologies, Inc.
4.500%, due 08/15/29[2]		250,000	215,315
6.250%, due 01/15/28[2]		125,000	123,750
7.500%, due 05/15/25[2]		100,000	103,251
7.500%, due 09/15/27[2]		100,000	102,897
8.000%, due 11/01/26[2]		300,000	314,250
United Group BV
3 mo. Euribor + 3.250%,
3.250%, due 02/15/26[2,12]	EUR	100,000	98,042
			3,172,493
Investment companies—0.6%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		75,000	63,750
5.250%, due 04/15/29[2]		125,000	112,187
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		125,000	107,841
4.750%, due 09/15/24		425,000	414,375
5.250%, due 05/15/27		475,000	443,731
6.250%, due 05/15/26		300,000	297,426
6.375%, due 12/15/25		25,000	24,813
			1,464,123
Iron & steel—1.0%
ABJA Investment Co. Pte Ltd.
5.450%, due 01/24/28[3]		300,000	295,500
Allegheny Technologies, Inc.
4.875%, due 10/01/29		75,000	68,243
5.125%, due 10/01/31		100,000	90,329
5.875%, due 12/01/27[6]		150,000	144,750
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	177,844
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	143,150
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	199,272
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29[2]		25,000	23,432
4.875%, due 03/01/31[2,6]		100,000	92,500

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Iron & steel—(concluded)
5.875%, due 06/01/27		225,000	223,875
6.750%, due 03/15/26[2]		100,000	104,810
Commercial Metals Co.
4.125%, due 01/15/30		50,000	45,500
4.375%, due 03/15/32		50,000	44,625
CSN Inova Ventures
6.750%, due 01/28/28[3]		250,000	248,328
JSW Steel Ltd.
5.050%, due 04/05/32[2]		200,000	172,500
Mineral Resources Ltd.
8.000%, due 11/01/27[2]		300,000	298,875
8.125%, due 05/01/27[2]		148,000	150,254
8.500%, due 05/01/30[2]		75,000	74,063
TMS International Corp.
6.250%, due 04/15/29[2]		75,000	65,250
United States Steel Corp.
6.875%, due 03/01/29		25,000	25,433
			2,688,533
Leisure Time—3.8%
Carnival Corp.
5.750%, due 03/01/27[2]		2,550,000	2,309,063
6.000%, due 05/01/29[2]		725,000	650,687
6.650%, due 01/15/28		100,000	92,500
7.625%, due 03/01/26[2]		500,000	489,375
10.500%, due 02/01/26[2]		250,000	275,000
Carnival PLC
1.000%, due 10/28/29	EUR	1,275,000	930,110
Codere New Holdco SA
3.000%, due 11/30/27[4]	EUR	117,189	115,129
Deuce Finco PLC
5.500%, due 06/15/27[2]	GBP	125,000	143,179
5.500%, due 06/15/27[3]	GBP	100,000	114,543
Life Time, Inc.
5.750%, due 01/15/26[2]		250,000	242,575
8.000%, due 04/15/26[2]		875,000	854,302
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]		50,000	49,063
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		125,000	99,063
NCL Corp. Ltd.
3.625%, due 12/15/24[2]		75,000	69,750

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
5.875%, due 03/15/26[2]		475,000	438,810
7.750%, due 02/15/29[2]		75,000	72,750
NCL Finance Ltd.
6.125%, due 03/15/28[2]		125,000	112,500
Pinnacle Bidco PLC
5.500%, due 02/15/25[2]	EUR	100,000	105,365
5.500%, due 02/15/25[3]	EUR	275,000	289,753
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28		175,000	146,527
4.250%, due 07/01/26[2]		75,000	67,890
5.250%, due 11/15/22		175,000	175,219
5.375%, due 07/15/27[2]		600,000	551,367
5.500%, due 08/31/26[2]		75,000	69,885
5.500%, due 04/01/28[2]		400,000	365,000
7.500%, due 10/15/27		50,000	50,822
9.125%, due 06/15/23[2]		125,000	129,042
11.500%, due 06/01/25[2]		104,000	113,069
TUI Cruises GmbH
6.500%, due 05/15/26[3]	EUR	200,000	191,354
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		375,000	317,599
6.250%, due 05/15/25[2]		75,000	68,625
13.000%, due 05/15/25[2]		150,000	164,160
Viking Ocean Cruises Ship VII, Ltd.
5.625%, due 02/15/29[2]		75,000	66,188
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	136,500
			10,066,764
Lodging—1.2%
Accor SA
(fixed, converts to FRN on 01/30/25),
2.625%, due 01/30/25[3,8]	EUR	400,000	381,069
Boyd Gaming Corp.
4.750%, due 12/01/27		50,000	47,257
Fortune Star BVI Ltd.
3.950%, due 10/02/26[3]	EUR	325,000	295,351
6.850%, due 07/02/24[3]		200,000	188,000
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		250,000	247,547
Hilton Domestic Operating Co., Inc.
3.750%, due 05/01/29[2]		75,000	67,952

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
4.000%, due 05/01/31[2]		325,000	290,664
4.875%, due 01/15/30		75,000	72,353
5.750%, due 05/01/28[2]		125,000	126,781
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[2]		200,000	174,660
5.000%, due 06/01/29[2]		275,000	248,187
MGM Resorts International
4.750%, due 10/15/28		75,000	68,891
5.500%, due 04/15/27		75,000	73,051
6.000%, due 03/15/23		375,000	379,219
Station Casinos LLC
4.625%, due 12/01/31[2]		25,000	20,951
Travel + Leisure Co.
4.625%, due 03/01/30[2]		75,000	66,750
6.625%, due 07/31/26[2]		200,000	204,756
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		250,000	229,918
			3,183,357
Machinery-construction & mining—0.1%
Manitowoc Co., Inc.
9.000%, due 04/01/26[2]		75,000	77,603
Terex Corp.
5.000%, due 05/15/29[2]		150,000	137,841
			215,444
Machinery-diversified—0.4%
Galapagos SA,
5.375%, due 06/15/21[3,10]	EUR	27,500	36
Husky III Holding Ltd.
13.000% Cash or 13.750% PIK,
13.000%, due 02/15/25[2,7]		75,000	76,875
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]		150,000	150,484
OT Merger Corp.
7.875%, due 10/15/29[2]		50,000	42,500
Selecta Group BV
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2,7]	EUR	198,839	208,855
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[3,7]	EUR	18,122	19,035
10.000%, due 07/01/26[2,7]	EUR	73,175	73,499

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery-diversified—(concluded)
10.000% PIK,
10.000%, due 07/01/26[3,7]	EUR	255,218	256,347
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2]		300,000	289,500
			1,117,131
Media—5.7%
Altice Financing SA
2.250%, due 01/15/25[3]	EUR	100,000	97,913
4.250%, due 08/15/29[2]	EUR	225,000	201,759
5.000%, due 01/15/28[2]		200,000	166,946
AMC Networks, Inc.
4.250%, due 02/15/29		150,000	130,569
Audacy Capital Corp.
6.750%, due 03/31/29[2]		75,000	64,960
Cable Onda SA
4.500%, due 01/30/30[2]		300,000	279,322
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		325,000	273,910
4.250%, due 01/15/34[2]		600,000	477,000
4.500%, due 08/15/30[2]		100,000	87,250
4.500%, due 05/01/32		700,000	588,808
4.500%, due 06/01/33[2]		675,000	552,231
4.750%, due 03/01/30[2]		325,000	290,469
4.750%, due 02/01/32[2]		850,000	730,430
5.000%, due 02/01/28[2]		200,000	190,500
5.375%, due 06/01/29[2]		50,000	47,375
CSC Holdings LLC
4.500%, due 11/15/31[2]		400,000	328,548
4.625%, due 12/01/30[2]		900,000	688,500
5.000%, due 11/15/31[2]		200,000	154,666
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]		250,000	92,500
6.625%, due 08/15/27[2]		125,000	25,938
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%, due 08/15/27[2]		625,000	588,281
DISH DBS Corp.
5.125%, due 06/01/29		150,000	117,167
5.250%, due 12/01/26[2]		275,000	252,491
5.750%, due 12/01/28[2]		225,000	201,258
5.875%, due 11/15/24		50,000	48,500
7.375%, due 07/01/28		175,000	153,016

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
GCI LLC
4.750%, due 10/15/28[2]		150,000	139,125
Gray Escrow II, Inc.
5.375%, due 11/15/31[2]		250,000	215,490
Gray Television, Inc.
4.750%, due 10/15/30[2]		350,000	304,500
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		75,000	67,969
5.250%, due 08/15/27[2]		125,000	116,875
6.375%, due 05/01/26		130,233	130,559
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]		200,000	179,000
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]		125,000	122,188
News Corp.
3.875%, due 05/15/29[2]		225,000	203,450
5.125%, due 02/15/32[2]		125,000	119,375
Nexstar Media, Inc.
4.750%, due 11/01/28[2]		150,000	136,125
5.625%, due 07/15/27[2]		200,000	194,626
RCS & RDS SA
3.250%, due 02/05/28[3]	EUR	300,000	284,105
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		50,000	44,507
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		75,000	71,625
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]		125,000	103,681
5.125%, due 02/15/27[2]		150,000	131,405
5.500%, due 03/01/30[2]		50,000	40,884
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]		500,000	460,625
3.875%, due 09/01/31[2]		550,000	464,480
4.000%, due 07/15/28[2]		275,000	248,531
5.000%, due 08/01/27[2]		75,000	72,375
5.500%, due 07/01/29[2]		200,000	192,332
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[3,7]	EUR	209,750	214,033
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,7]	EUR	256,703	260,857
TEGNA, Inc.
4.625%, due 03/15/28		175,000	168,385
5.000%, due 09/15/29		100,000	97,000

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Univision Communications, Inc.
4.500%, due 05/01/29[2]		475,000	426,312
5.125%, due 02/15/25[2]		100,000	98,250
6.625%, due 06/01/27[2]		200,000	200,500
9.500%, due 05/01/25[2]		100,000	104,233
UPC Broadband Finco BV
4.875%, due 07/15/31[2]		400,000	351,500
UPC Holding BV
3.875%, due 06/15/29[3]	EUR	100,000	96,053
UPCB Finance VII Ltd.
3.625%, due 06/15/29[3]	EUR	200,000	195,166
Videotron Ltd.
3.625%, due 06/15/29[2]		100,000	87,000
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	174,000
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[3]	GBP	200,000	245,479
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[3]	GBP	100,000	113,956
VTR Finance N.V.
6.375%, due 07/15/28[2]		200,000	181,000
6.375%, due 07/15/28[3]		250,000	226,250
VZ Vendor Financing II BV
2.875%, due 01/15/29[3]	EUR	250,000	223,859
2.875%, due 01/15/29[2]	EUR	300,000	268,631
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]		350,000	343,000
			14,949,603
Metal Fabricate/Hardware—0.1%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	72,469
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		150,000	112,500
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	67,500
			252,469
Mining—1.6%
Alcoa Nederland Holding BV
4.125%, due 03/31/29[2]		200,000	187,236

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mining—(continued)
Arconic Corp.
6.000%, due 05/15/25[2]		100,000	100,341
6.125%, due 02/15/28[2]		25,000	24,219
China Hongqiao Group Ltd.
6.250%, due 06/08/24[3]		200,000	195,090
Coeur Mining, Inc.
5.125%, due 02/15/29[2,6]		100,000	80,250
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		25,000	25,309
Constellium SE
3.125%, due 07/15/29[2]	EUR	175,000	161,225
3.125%, due 07/15/29[3]	EUR	200,000	184,258
3.750%, due 04/15/29[2]		250,000	216,207
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]		600,000	601,500
6.875%, due 10/15/27[2]		200,000	199,163
7.500%, due 04/01/25[3]		400,000	404,000
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31[2]		300,000	265,476
5.875%, due 04/15/30[2]		25,000	24,820
6.125%, due 04/15/32[2]		100,000	99,252
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		50,000	48,347
4.375%, due 08/01/28		225,000	217,856
IAMGOLD Corp.
5.750%, due 10/15/28[2]		100,000	85,074
Novelis Corp.
3.250%, due 11/15/26[2]		100,000	91,245
4.750%, due 01/30/30[2]		100,000	91,973
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	250,000	237,364
Petra Diamonds US Treasury PLC
10.500% PIK,
9.750%, due 03/08/26[2,7]		109,744	115,231
Taseko Mines Ltd.
7.000%, due 02/15/26[2]		100,000	99,250
Vedanta Resources Finance II PLC
13.875%, due 01/21/24[2]		200,000	208,662

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Vedanta Resources Ltd.
6.375%, due 07/30/22[2]	300,000	298,650
		4,261,998
Miscellaneous manufacturers—0.2%
FXI Holdings, Inc.
7.875%, due 11/01/24[2]	175,000	172,494
12.250%, due 11/15/26[2]	244,000	259,860
LSB Industries, Inc.
6.250%, due 10/15/28[2]	25,000	24,498
		456,852
Office & business equipment—0.2%
CDW LLC/CDW Finance Corp.
3.250%, due 02/15/29	75,000	66,000
4.125%, due 05/01/25	75,000	74,025
Xerox Holdings Corp.
5.000%, due 08/15/25[2]	175,000	168,000
5.500%, due 08/15/28[2]	150,000	135,000
		443,025
Oil & gas—10.6%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]	175,000	180,343
Antero Resources Corp.
5.375%, due 03/01/30[2]	25,000	24,427
7.625%, due 02/01/29[2]	83,000	87,947
Apache Corp.
4.750%, due 04/15/43	75,000	64,875
5.100%, due 09/01/40	125,000	113,125
5.350%, due 07/01/49	125,000	109,688
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.250%, due 12/31/28[2]	50,000	52,000
9.000%, due 11/01/27[2]	150,000	208,702
Athabasca Oil Corp.
9.750%, due 11/01/26[2]	250,000	265,200
Callon Petroleum Co.
6.125%, due 10/01/24	450,000	444,267
8.250%, due 07/15/25	25,000	25,063
Centennial Resource Production LLC
5.375%, due 01/15/26[2]	150,000	146,250

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Chaparral Energy, Inc.
10.000%, due 02/14/25[4]		22,253	85,006
Chesapeake Energy Corp.
5.875%, due 02/01/29[2]		100,000	98,872
6.750%, due 04/15/29[2]		50,000	50,313
Citgo Holding, Inc.
9.250%, due 08/01/24[2,6]		250,000	248,437
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]		150,000	148,969
Civitas Resources, Inc.
5.000%, due 10/15/26[2]		225,000	213,750
CNX Resources Corp.
6.000%, due 01/15/29[2]		125,000	123,321
7.250%, due 03/14/27[2]		275,000	281,113
Colgate Energy Partners III LLC
5.875%, due 07/01/29[2]		100,000	99,500
Comstock Resources, Inc.
5.875%, due 01/15/30[2]		200,000	192,462
6.750%, due 03/01/29[2]		150,000	151,677
7.500%, due 05/15/25[2]		68,000	69,394
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]		25,000	24,465
5.625%, due 10/15/25[2]		200,000	200,000
Earthstone Energy Holdings LLC
8.000%, due 04/15/27[2]		50,000	49,822
Ecopetrol SA
4.625%, due 11/02/31		300,000	250,650
5.375%, due 06/26/26		750,000	738,891
5.875%, due 05/28/45		300,000	237,000
Energean Israel Finance Ltd.
4.875%, due 03/30/26[2,3]		300,000	276,900
5.375%, due 03/30/28[2,3]		75,000	68,813
5.875%, due 03/30/31[2,3]		75,000	67,125
EnQuest PLC
7.000%, due 10/15/23[3,7]	GBP	250,000	314,520
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]		100,000	97,750
EQT Corp.
3.125%, due 05/15/26[2]		75,000	70,709
3.900%, due 10/01/27		50,000	47,874
6.625%, due 02/01/25[11]		100,000	104,079
7.500%, due 02/01/30[11]		100,000	110,759

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Geopark Ltd.
5.500%, due 01/17/27[2]	500,000	451,344
Global Marine, Inc.
7.000%, due 06/01/28	100,000	69,750
Gulfport Energy Corp.
2.000%, due 10/15/24	50,000	5
3.000%, due 05/15/25	100,000	10
3.000%, due 01/15/26	175,000	18
8.000%, due 05/17/26	4,226	4,347
8.000%, due 05/17/26[2]	145,052	149,196
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000%, due 04/15/30[2]	100,000	99,250
6.000%, due 02/01/31[2]	200,000	193,008
6.250%, due 11/01/28[2]	75,000	74,674
6.250%, due 04/15/32[2]	100,000	97,431
Ithaca Energy North Sea PLC
9.000%, due 07/15/26[2]	200,000	203,958
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	200,000	166,000
4.750%, due 04/19/27[3]	250,000	237,530
Laredo Petroleum, Inc.
7.750%, due 07/31/29[2]	50,000	49,000
9.500%, due 01/15/25	650,000	666,250
Leviathan Bond Ltd.
6.125%, due 06/30/25[2,3]	75,000	74,170
6.500%, due 06/30/27[2,3]	300,000	294,337
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	175,000
Matador Resources Co.
5.875%, due 09/15/26	250,000	245,435
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	200,000	174,000
Medco Laurel Tree Pte Ltd.
6.950%, due 11/12/28[2]	400,000	372,000
MEG Energy Corp.
7.125%, due 02/01/27[2]	400,000	406,200
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	150,000	137,548
10.500%, due 05/15/27[2]	25,000	24,375
Murphy Oil Corp.
5.750%, due 08/15/25	250,000	250,000
6.375%, due 07/15/28	150,000	152,599

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	75,000	73,297
7.500%, due 01/15/28[2]	150,000	143,625
Nabors Industries, Inc.
5.750%, due 02/01/25	250,000	238,942
7.375%, due 05/15/27[2]	100,000	102,020
Noble Finance Co.
11.000% Cash or 15.000% PIK,
11.000%, due 02/15/28[2,7]	2,757	3,088
Northern Oil and Gas, Inc.
8.125%, due 03/01/28[2]	300,000	298,500
Oasis Petroleum, Inc.
6.375%, due 06/01/26[2]	75,000	75,365
Occidental Petroleum Corp.
5.550%, due 03/15/26	300,000	307,500
5.875%, due 09/01/25	175,000	179,737
6.125%, due 01/01/31	125,000	131,383
6.200%, due 03/15/40	150,000	155,271
6.375%, due 09/01/28	25,000	26,250
6.450%, due 09/15/36	150,000	162,750
6.600%, due 03/15/46	300,000	327,000
6.625%, due 09/01/30	325,000	352,219
6.950%, due 07/01/24	75,000	78,656
7.125%, due 10/15/27	50,000	53,000
7.500%, due 05/01/31	400,000	456,000
7.875%, due 09/15/31	150,000	175,377
8.000%, due 07/15/25	75,000	80,813
8.500%, due 07/15/27	175,000	197,312
8.875%, due 07/15/30	25,000	30,027
Ovintiv, Inc.
8.125%, due 09/15/30	125,000	148,973
Parkland Corp.
4.500%, due 10/01/29[2]	250,000	218,835
4.625%, due 05/01/30[2]	100,000	87,500
5.875%, due 07/15/27[2]	150,000	145,455
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	150,000	132,000
7.250%, due 06/15/25	25,000	24,139
9.250%, due 05/15/25[2]	25,000	25,917
PDC Energy, Inc.
5.750%, due 05/15/26	75,000	72,987
Penn Virginia Escrow LLC
9.250%, due 08/15/26[2]	175,000	179,375

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Petrobras Global Finance BV
5.093%, due 01/15/30		500,000	485,000
5.600%, due 01/03/31		170,000	166,855
5.750%, due 02/01/29		275,000	278,231
5.999%, due 01/27/28		200,000	204,900
6.750%, due 06/03/50		500,000	464,900
6.850%, due 06/05/15		200,000	175,625
6.900%, due 03/19/49		125,000	118,773
Petroleos Mexicanos
2.750%, due 04/21/27[3]	EUR	575,000	518,185
3.750%, due 04/16/26[3]	EUR	100,000	97,451
4.625%, due 09/21/23		425,000	424,787
4.750%, due 02/26/29[3]	EUR	375,000	346,650
5.950%, due 01/28/31		300,000	251,757
6.500%, due 03/13/27		710,000	678,256
6.500%, due 06/02/41		1,250,000	928,125
6.625%, due 06/15/35		477,000	386,847
6.750%, due 09/21/47		179,000	129,270
6.840%, due 01/23/30		725,000	660,692
6.875%, due 10/16/25		935,000	944,163
6.950%, due 01/28/60		250,000	182,500
7.690%, due 01/23/50		1,150,000	897,575
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	97,023
7.125%, due 01/15/26[2]		200,000	200,548
Range Resources Corp.
8.250%, due 01/15/29		150,000	160,830
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]		100,000	97,000
Sanchez Energy Corp.
6.125%, due 01/15/23[9]		350,000	2,625
7.750%, due 06/15/21[9]		475,000	3,563
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]		175,000	146,377
8.875%, due 11/15/24[2,6]		100,000	101,500
SM Energy Co.
5.625%, due 06/01/25		200,000	195,500
6.750%, due 09/15/26		100,000	99,496
Southwestern Energy Co.
4.750%, due 02/01/32		100,000	94,563
5.375%, due 02/01/29		125,000	123,475
5.375%, due 03/15/30		100,000	98,735

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
5.950%, due 01/23/25[11]		34,000	34,489
8.375%, due 09/15/28		50,000	54,063
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[3]		300,000	298,369
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30[2]		150,000	135,354
6.000%, due 04/15/27		150,000	151,123
Talos Production, Inc.
12.000%, due 01/15/26		75,000	80,642
Tap Rock Resources LLC
7.000%, due 10/01/26[2]		275,000	277,808
Teine Energy Ltd.
6.875%, due 04/15/29[2]		125,000	124,375
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]		136,439	130,594
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]		93,750	90,208
Transocean Sentry Ltd.
5.375%, due 05/15/23[2]		83,316	80,816
Transocean, Inc.
7.250%, due 11/01/25[2]		125,000	103,711
7.500%, due 01/15/26[2]		25,000	20,438
7.500%, due 04/15/31		50,000	33,250
8.000%, due 02/01/27[2]		50,000	39,500
9.350%, due 12/15/41[11]		225,000	150,750
11.500%, due 01/30/27[2]		143,000	142,248
UGI International LLC
2.500%, due 12/01/29[2]	EUR	125,000	107,348
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]		125,000	122,031
YPF SA
6.950%, due 07/21/27[3]		300,000	216,244
8.500%, due 03/23/25		150,000	137,887
9.000%, due 02/12/26		150,000	133,875
			28,021,706
Oil & gas services—0.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]		175,000	169,750
6.875%, due 04/01/27[2]		75,000	75,113
Bristow Group, Inc.
6.875%, due 03/01/28[2]		175,000	171,500

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas services—(concluded)
ChampionX Corp.
6.375%, due 05/01/26		49,000	49,408
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]		100,000	63,000
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26		100,000	98,000
6.875%, due 09/01/27		75,000	73,298
Weatherford International Ltd.
8.625%, due 04/30/30[2]		275,000	272,212
11.000%, due 12/01/24[2]		25,000	25,750
			998,031
Packaging & containers—2.0%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,7]	EUR	400,000	351,298
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,7]		400,000	336,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, due 09/01/29[3]	EUR	300,000	257,973
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	700,000	660,339
4.750%, due 07/15/27[3]	GBP	100,000	107,830
Ball Corp.
1.500%, due 03/15/27	EUR	100,000	97,112
3.125%, due 09/15/31		125,000	104,599
Canpack SA/Canpack US LLC
2.375%, due 11/01/27[3]	EUR	500,000	454,947
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	24,938
Graphic Packaging International LLC
2.625%, due 02/01/29[2]	EUR	100,000	95,710
2.625%, due 02/01/29[3]	EUR	100,000	95,710
Guala Closures SpA
3.250%, due 06/15/28[3]	EUR	350,000	320,789
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.7500% PIK,
9.000%, due 01/15/26[2,7]		75,000	73,125
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[2]		200,000	188,000
Kleopatra Finco SARL
4.250%, due 03/01/26[3]	EUR	100,000	90,726

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[3]	EUR	575,000	444,211
Matthews International Corp.
5.250%, due 12/01/25[2]		75,000	74,250
Mauser Packaging Solutions Holding Co.
4.750%, due 04/15/24[3]	EUR	425,000	438,854
7.250%, due 04/15/25[2]		50,000	47,375
OI European Group BV
4.750%, due 02/15/30[2]		175,000	154,000
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[2]		100,000	97,750
6.375%, due 08/15/25[2]		25,000	24,938
6.625%, due 05/13/27[2]		38,000	37,430
Sealed Air Corp.
4.000%, due 12/01/27[2]		131,000	123,140
5.000%, due 04/15/29[2]		75,000	74,438
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]		25,000	24,125
9.250%, due 08/01/24[2]		125,000	122,812
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	133,875
Trivium Packaging Finance BV
3.750%, due 08/15/26[3]	EUR	100,000	101,030
5.500%, due 08/15/26[2]		200,000	193,250
			5,350,574
Pharmaceuticals—3.4%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		225,000	212,911
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]		75,000	55,325
5.250%, due 02/15/31[2]		75,000	52,125
6.125%, due 04/15/25[2]		200,000	200,588
6.125%, due 02/01/27[2]		100,000	96,011
7.000%, due 01/15/28[2]		75,000	61,875
7.250%, due 05/30/29[2]		125,000	94,556
9.000%, due 12/15/25[2]		825,000	828,098
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		200,000	195,500
Cheplapharm Arzneimittel GmbH
3.500%, due 02/11/27[3]	EUR	100,000	97,319
4.375%, due 01/15/28[2]	EUR	150,000	147,537
4.375%, due 01/15/28[3]	EUR	100,000	98,358

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 06/30/28[2]		279,000	119,970
9.500%, due 07/31/27[2]		215,000	169,652
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
6.125%, due 04/01/29[2]		125,000	108,750
Grifols SA
1.625%, due 02/15/25[3]	EUR	150,000	147,561
2.250%, due 11/15/27[3]	EUR	250,000	238,050
3.200%, due 05/01/25[3]	EUR	100,000	100,571
Health & Happiness H&H International Holdings Ltd.
5.625%, due 10/24/24[3]		200,000	186,756
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		200,000	196,750
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	20,123
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
0.000%, due 08/01/22[2,9,10]		300,000	156,000
0.000%, due 10/15/23[2,10]		150,000	78,750
0.000%, due 04/15/25[2,10]		200,000	209,500
Nidda BondCo GmbH
7.250%, due 09/30/25[3]	EUR	200,000	198,152
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[3]	EUR	150,000	146,574
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, due 04/30/28[2]	EUR	405,000	384,516
4.125%, due 04/30/28[2]		200,000	186,060
5.125%, due 04/30/31[2]		200,000	180,750
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		125,000	112,447
6.625%, due 04/01/30[2]		100,000	97,889
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]		225,000	198,281
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]		398,000	363,127
PRA Health Sciences, Inc.
2.875%, due 07/15/26[2]		200,000	185,308
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	21,194
5.125%, due 01/15/28[2]		100,000	95,000
Teva Pharmaceutical Finance Netherlands II BV
1.625%, due 10/15/28[3]	EUR	300,000	246,522

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
1.875%, due 03/31/27[3]	EUR	225,000	199,356
4.375%, due 05/09/30	EUR	900,000	839,259
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46		200,000	142,200
4.750%, due 05/09/27		200,000	183,000
6.000%, due 04/15/24		1,250,000	1,245,547
			8,897,818
Pipelines—3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]		25,000	23,433
5.750%, due 03/01/27[2]		175,000	170,403
7.875%, due 05/15/26[2]		225,000	235,348
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]		125,000	128,750
Cheniere Energy Partners LP
3.250%, due 01/31/32[2]		350,000	299,250
4.000%, due 03/01/31		400,000	362,042
Cheniere Energy, Inc.
4.625%, due 10/15/28		100,000	96,750
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]		500,000	461,150
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 02/01/29[2]		225,000	218,848
DCP Midstream Operating LP
5.125%, due 05/15/29		200,000	196,696
5.375%, due 07/15/25		125,000	125,625
5.625%, due 07/15/27		75,000	76,097
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25		200,000	198,000
7.125%, due 06/01/28[2]		100,000	95,586
EnLink Midstream LLC
5.375%, due 06/01/29		150,000	146,000
5.625%, due 01/15/28[2]		25,000	24,772
EnLink Midstream Partners LP
4.400%, due 04/01/24		75,000	74,055
4.850%, due 07/15/26		150,000	145,875
5.050%, due 04/01/45		75,000	57,743
5.450%, due 06/01/47		125,000	101,250
5.600%, due 04/01/44		150,000	123,761
EQM Midstream Partners LP
4.500%, due 01/15/29[2]		125,000	112,528

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
4.750%, due 07/15/23	76,000	75,145
4.750%, due 01/15/31[2]	225,000	200,610
5.500%, due 07/15/28	100,000	95,500
6.000%, due 07/01/25[2]	75,000	74,329
6.500%, due 07/01/27[2]	25,000	25,250
6.500%, due 07/15/48	25,000	23,000
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	50,000	47,500
7.750%, due 02/01/28	25,000	24,063
8.000%, due 01/15/27	25,000	24,519
Harvest Midstream I LP
7.500%, due 09/01/28[2]	250,000	253,665
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	325,000	314,437
5.500%, due 10/15/30[2]	125,000	123,161
5.625%, due 02/15/26[2]	175,000	175,000
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	142,712
6.375%, due 04/15/27[2]	100,000	102,000
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27[2]	100,000	96,887
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	132,750
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	75,000	72,587
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500%, due 02/01/26[2]	300,000	282,625
NuStar Logistics LP
6.000%, due 06/01/26	75,000	74,823
6.375%, due 10/01/30	25,000	24,614
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	375,000	374,081
Plains All American Pipeline LP,
Series B,
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[8]	450,000	374,625
Rockies Express Pipeline LLC
4.800%, due 05/15/30[2]	50,000	45,797
4.950%, due 07/15/29[2]	25,000	23,401
6.875%, due 04/15/40[2]	100,000	95,000
7.500%, due 07/15/38[2]	25,000	24,675
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]	125,000	115,625

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
6.000%, due 09/01/31[2]		100,000	91,250
7.500%, due 10/01/25[2]		100,000	102,052
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, due 01/15/32		25,000	22,671
4.875%, due 02/01/31		225,000	216,281
5.000%, due 01/15/28		425,000	417,966
5.500%, due 03/01/30		100,000	99,125
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[3]		150,000	140,036
6.750%, due 05/02/25[2]		600,000	560,145
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[2]		250,000	217,512
Western Midstream Operating LP
4.500%, due 03/01/28		125,000	119,186
4.750%, due 08/15/28		100,000	97,375
5.300%, due 03/01/48		225,000	195,187
5.450%, due 04/01/44		150,000	136,875
5.500%, due 08/15/48		75,000	66,750
			9,394,754
Real estate—3.0%
ADLER Group SA
2.250%, due 01/14/29[3]	EUR	500,000	339,994
3.250%, due 08/05/25[3,6]	EUR	200,000	155,588
ADLER Real Estate AG
3.000%, due 04/27/26[3]	EUR	100,000	82,961
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[3,8]		400,000	89,172
Central Plaza Development Ltd.
(fixed, converts to FRN on 11/14/24),
5.750%, due 11/14/24[3,8]		200,000	172,082
China Aoyuan Group Ltd.
6.200%, due 03/24/26[3]		300,000	66,303
China SCE Group Holdings Ltd.
7.375%, due 04/09/24[3]		600,000	405,000
CIFI Holdings Group Co. Ltd.
5.250%, due 05/13/26[3]		200,000	151,000
6.550%, due 03/28/24[3,6]		200,000	168,000
Easy Tactic Ltd.
8.625%, due 02/27/24[3]		300,000	62,306
11.750%, due 08/02/23[3]		200,000	42,413

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(continued)
Fantasia Holdings Group Co. Ltd.
10.875%, due 01/09/23[3]		300,000	48,813
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]		125,000	124,020
Greenland Global Investment Ltd.
6.750%, due 09/26/23[3]		200,000	124,000
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]		100,000	100,435
Hong Seng Ltd.
9.875%, due 08/27/22[3]		250,000	126,727
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	112,548
4.375%, due 02/01/31[2]		25,000	22,236
5.375%, due 08/01/28[2]		375,000	363,476
Jababeka International BV
6.500%, due 10/05/23[3]		200,000	164,000
Kaisa Group Holdings Ltd.
10.500%, due 01/15/25[3]		200,000	42,600
Kennedy-Wilson, Inc.
4.750%, due 02/01/30		75,000	67,688
KWG Group Holdings Ltd.
7.400%, due 03/05/24[3]		200,000	82,000
Logan Group Co. Ltd.
5.250%, due 02/23/23[3]		300,000	88,500
New Metro Global Ltd.
4.800%, due 12/15/24[3,6]		200,000	133,000
Newmark Group, Inc.
6.125%, due 11/15/23		100,000	101,920
Pakuwon Jati Tbk PT
4.875%, due 04/29/28[3]		200,000	188,175
Peach Property Finance GmbH
3.500%, due 02/15/23[3]	EUR	100,000	103,922
4.375%, due 11/15/25[3]	EUR	550,000	568,664
PHM Group Holding Oy
4.750%, due 06/18/26[2,3]	EUR	250,000	255,716
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[2]		200,000	162,038
5.750%, due 01/15/29[2]		550,000	461,048
Redsun Properties Group Ltd.
9.700%, due 04/16/23[3]		250,000	58,750
RKPF Overseas 2019 A Ltd.
6.000%, due 09/04/25[3]		250,000	188,750
6.700%, due 09/30/24[3]		300,000	246,000

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[3]		300,000	61,500
Shimao Group Holdings Ltd.
5.600%, due 07/15/26[3]		250,000	60,000
Signa Development Finance SCS
5.500%, due 07/23/26[3]	EUR	100,000	93,011
5.500%, due 07/23/26[2]	EUR	300,000	279,032
Sunac China Holdings Ltd.
6.500%, due 01/10/25[3]		800,000	180,000
Theta Capital Pte Ltd.
8.125%, due 01/22/25[3]		200,000	196,750
Times China Holdings Ltd.
6.200%, due 03/22/26[3]		200,000	83,000
6.750%, due 07/16/23[3]		200,000	109,000
Vivion Investments Sarl
3.000%, due 08/08/24[3]	EUR	100,000	96,395
3.500%, due 11/01/25[3]	EUR	600,000	573,242
Yango Justice International Ltd.
0.000%, due 04/15/23[3,10]		200,000	14,000
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]		200,000	182,000
6.800%, due 02/27/24[3]		200,000	192,500
Yuzhou Group Holdings Co. Ltd.
0.000%, due 02/20/25[3,10]		200,000	27,000
Zhenro Properties Group Ltd.
8.350%, due 03/10/24[3,10]		200,000	18,000
			7,835,275
Real estate investment trusts—2.0%
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	205,312
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.500%, due 04/01/27[2]		75,000	67,906
CTR Partnership LP/CareTrust Capital Corp.
3.875%, due 06/30/28[2]		25,000	22,625
GEO Group, Inc.
6.000%, due 04/15/26		200,000	161,400
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[2]		75,000	68,890
3.750%, due 09/15/30[2]		50,000	43,125
6.000%, due 04/15/25[2]		50,000	50,750

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		400,000	352,472
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		175,000	149,952
4.875%, due 09/15/29[2]		125,000	114,506
5.000%, due 07/15/28[2]		50,000	47,367
5.250%, due 03/15/28[2]		100,000	95,253
5.250%, due 07/15/30[2]		325,000	297,875
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		100,000	91,920
4.750%, due 06/15/29[2]		50,000	44,854
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, due 05/01/24		100,000	101,000
MPT Operating Partnership LP/MPT Finance Corp.
3.375%, due 04/24/30	GBP	150,000	168,079
3.500%, due 03/15/31		250,000	212,340
4.625%, due 08/01/29		150,000	138,604
5.000%, due 10/15/27		50,000	47,976
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	114,499
5.875%, due 10/01/28[2]		50,000	48,500
7.500%, due 06/01/25[2]		175,000	181,072
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	90,347
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]		200,000	185,000
4.000%, due 09/15/29[2]		175,000	156,228
Service Properties Trust
3.950%, due 01/15/28		25,000	19,813
4.350%, due 10/01/24		275,000	254,771
4.375%, due 02/15/30		100,000	76,748
4.750%, due 10/01/26		150,000	129,000
4.950%, due 02/15/27		175,000	151,650
4.950%, due 10/01/29		125,000	99,914
5.000%, due 08/15/22		175,000	174,277
5.250%, due 02/15/26		150,000	133,500
7.500%, due 09/15/25		50,000	49,907
Starwood Property Trust, Inc.
3.750%, due 12/31/24[2]		50,000	48,116
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.875%, due 02/15/25[2]		125,000	127,187

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	125,000	111,562
6.500%, due 02/15/29[2]	75,000	64,718
VICI Properties LP/VICI Note Co., Inc.
3.750%, due 02/15/27[2]	50,000	46,110
4.250%, due 12/01/26[2]	175,000	165,835
4.625%, due 12/01/29[2]	200,000	187,800
5.625%, due 05/01/24[2]	100,000	100,788
XHR LP
4.875%, due 06/01/29[2]	75,000	69,065
6.375%, due 08/15/25[2]	125,000	126,489
		5,395,102
Retail—3.6%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]	25,000	23,000
4.000%, due 10/15/30[2]	525,000	448,796
4.375%, due 01/15/28[2]	50,000	45,625
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]	125,000	130,655
Alsea SAB de CV
7.750%, due 12/14/26[2]	300,000	301,275
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[3]	200,000	201,912
5.875%, due 04/04/27[2]	100,000	100,956
Arko Corp.
5.125%, due 11/15/29[2]	50,000	44,250
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	15,000	13,988
4.625%, due 11/15/29[2]	50,000	45,007
4.750%, due 03/01/30	25,000	22,406
5.000%, due 02/15/32[2]	50,000	44,375
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]	200,000	198,921
6.750%, due 07/01/36	475,000	460,750
9.375%, due 07/01/25[2]	44,000	49,500
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,7]	100,000	85,500
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2]	125,000	110,016
4.500%, due 11/15/26[2]	75,000	73,013

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29[2]		75,000	56,813
CEC Entertainment LLC
6.750%, due 05/01/26[2]		50,000	47,000
Douglas GmbH
6.000%, due 04/08/26[3]	EUR	350,000	330,869
Dufry One BV
2.000%, due 02/15/27[3]	EUR	175,000	159,550
eG Global Finance PLC
6.750%, due 02/07/25[2]		200,000	194,402
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		200,000	181,000
5.875%, due 04/01/29[2]		275,000	239,991
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, due 01/15/29[2]		100,000	90,724
6.750%, due 01/15/30[2]		100,000	86,512
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	113,750
5.625%, due 01/01/30[2]		75,000	69,750
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	81,375
Gap, Inc.
3.625%, due 10/01/29[2]		50,000	40,670
3.875%, due 10/01/31[2]		100,000	79,720
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[3]		600,000	601,500
IRB Holding Corp.
7.000%, due 06/15/25[2]		50,000	51,459
JSM Global Sarl
4.750%, due 10/20/30[2]		250,000	211,950
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	68,253
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	122,062
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		250,000	219,080
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		250,000	225,742
4.625%, due 12/15/27[2]		150,000	142,875
Macy's Retail Holdings LLC
4.500%, due 12/15/34		125,000	97,489
5.125%, due 01/15/42		150,000	111,375

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
5.875%, due 04/01/29[2]		125,000	118,578
5.875%, due 03/15/30[2]		25,000	23,459
6.125%, due 03/15/32[2]		50,000	46,250
6.375%, due 03/15/37		75,000	64,401
Marks & Spencer PLC
4.500%, due 07/10/27[3,11]	GBP	125,000	150,212
6.000%, due 06/12/25[3,11]	GBP	100,000	129,010
Michaels Cos., Inc.
7.875%, due 05/01/29[2]		50,000	39,375
Murphy Oil USA, Inc.
4.750%, due 09/15/29		150,000	142,125
5.625%, due 05/01/27		25,000	24,656
Party City Holdings, Inc.
8.750%, due 02/15/26[2]		100,000	91,875
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		200,000	171,500
7.500%, due 10/15/27[2]		125,000	126,250
PetSmart, Inc./PetSmart Finance Corp.
4.750%, due 02/15/28[2]		250,000	232,500
Punch Finance PLC
6.125%, due 06/30/26[2]	GBP	125,000	150,963
6.125%, due 06/30/26[3]	GBP	300,000	362,311
Rite Aid Corp.
7.500%, due 07/01/25[2]		27,000	23,116
8.000%, due 11/15/26[2]		78,000	65,555
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]		200,000	182,103
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		75,000	64,520
4.875%, due 11/15/31[2]		125,000	106,704
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]		75,000	73,110
Staples, Inc.
7.500%, due 04/15/26[2]		250,000	238,750
10.750%, due 04/15/27[2]		300,000	265,800
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	68,201
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	114,219
Very Group Funding PLC
6.500%, due 08/01/26[2]	GBP	125,000	141,856

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Victoria's Secret & Co.
4.625%, due 07/15/29[2]		75,000	61,527
Yum! Brands, Inc.
4.750%, due 01/15/30[2]		25,000	23,781
5.375%, due 04/01/32		225,000	215,019
			9,541,582
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[4,9]		500,000	5,813

Semiconductors—0.1%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		100,000	101,750
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	110,203
			211,953
Software—1.2%
Boxer Parent Co., Inc.
6.500%, due 10/02/25[2]	EUR	150,000	157,780
6.500%, due 10/02/25[3]	EUR	100,000	105,187
7.125%, due 10/02/25[2]		75,000	76,500
9.125%, due 03/01/26[2]		75,000	75,915
Camelot Finance SA
4.500%, due 11/01/26[2]		150,000	141,000
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		225,000	206,437
Dun & Bradstreet Corp.
5.000%, due 12/15/29[2]		50,000	46,500
Elastic N.V.
4.125%, due 07/15/29[2]		75,000	67,125
Fair Isaac Corp.
4.000%, due 06/15/28[2]		75,000	68,522
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.625%, due 05/01/28[2]		200,000	176,000
Minerva Merger Sub, Inc.
6.500%, due 02/15/30[2]		350,000	322,154
MSCI, Inc.
3.625%, due 09/01/30[2]		50,000	44,095
3.625%, due 11/01/31[2]		150,000	131,625
4.000%, due 11/15/29[2]		275,000	253,289

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Open Text Corp.
3.875%, due 02/15/28[2]		100,000	91,078
3.875%, due 12/01/29[2]		150,000	133,299
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		175,000	155,313
4.125%, due 12/01/31[2]		325,000	281,720
Playtika Holding Corp.
4.250%, due 03/15/29[2]		200,000	180,192
Rocket Software, Inc.
6.500%, due 02/15/29[2]		100,000	85,625
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		250,000	245,010
Twilio, Inc.
3.875%, due 03/15/31		75,000	64,460
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]		75,000	66,094
Ziff Davis, Inc.
4.625%, due 10/15/30[2]		44,000	39,234
			3,214,154
Telecommunications—5.6%
Altice France Holding SA
6.000%, due 02/15/28[2]		400,000	330,332
8.000%, due 05/15/27[3]	EUR	775,000	828,048
10.500%, due 05/15/27[2]		400,000	405,500
Altice France SA
3.375%, due 01/15/28[3]	EUR	500,000	450,358
4.125%, due 01/15/29[3]	EUR	325,000	294,859
5.125%, due 07/15/29[2]		375,000	317,460
5.500%, due 10/15/29[2]		200,000	170,000
5.875%, due 02/01/27[3]	EUR	100,000	105,759
America Movil Sab De CV
5.375%, due 04/04/32[2]		400,000	363,880
Ciena Corp.
4.000%, due 01/31/30[2]		100,000	91,188
CommScope Technologies LLC
6.000%, due 06/15/25[2]		311,000	272,125
CommScope, Inc.
4.750%, due 09/01/29[2]		50,000	41,805
6.000%, due 03/01/26[2]		100,000	94,320
7.125%, due 07/01/28[2]		100,000	79,750
8.250%, due 03/01/27[2]		25,000	21,250

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
Digicel Group Holdings Ltd.
7.000%, due 05/16/22[2,7,8]		45,089	32,915
5.000% Cash or 8.000% PIK,
8.000%, due 04/01/25[2,7]		109,431	91,430
8.000% Cash or 2.000% PIK,
10.000%, due 04/01/24[7]		380,127	376,088
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.750%, due 05/25/24[2]		60,541	59,103
8.750%, due 05/25/24[3]		200,000	195,725
6.000% Cash or 7.000% PIK,
13.000%, due 12/31/25[2,7]		34,379	33,676
Embarq Corp.
7.995%, due 06/01/36		300,000	270,000
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		100,000	91,255
5.875%, due 11/01/29		42,911	37,252
6.000%, due 01/15/30[2]		25,000	21,752
6.750%, due 05/01/29[2]		100,000	90,110
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		150,000	149,250
Iliad Holding SASU
6.500%, due 10/15/26[2]		200,000	192,242
Level 3 Financing, Inc.
3.750%, due 07/15/29[2]		100,000	81,250
4.250%, due 07/01/28[2]		300,000	253,500
LogMeIn, Inc.
5.500%, due 09/01/27[2]		225,000	196,875
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	217,266
4.000%, due 09/18/27[3]	EUR	100,000	96,563
Lumen Technologies, Inc.
4.500%, due 01/15/29[2]		150,000	118,523
5.125%, due 12/15/26[2]		250,000	225,000
5.375%, due 06/15/29[2]		100,000	81,431
Series W,
6.750%, due 12/01/23		50,000	50,813
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[3]		200,000	206,413
Network i2i Ltd.
(fixed, converts to FRN on 01/15/25),
5.650%, due 01/15/25[3,8]		300,000	296,025
Nokia of America Corp.
6.450%, due 03/15/29		300,000	318,375

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]		200,000	206,913
PPF Telecom Group BV
3.125%, due 03/27/26[3]	EUR	300,000	302,979
3.250%, due 09/29/27[3]	EUR	225,000	223,105
SoftBank Group Corp.
2.125%, due 07/06/24[3]	EUR	100,000	98,110
3.125%, due 09/19/25[3]	EUR	475,000	460,337
4.500%, due 04/20/25[3]	EUR	100,000	101,275
5.000%, due 04/15/28[3]	EUR	400,000	387,167
Sprint Capital Corp.
8.750%, due 03/15/32		245,000	311,352
Sprint Corp.
7.125%, due 06/15/24		275,000	289,437
7.625%, due 03/01/26		175,000	190,082
7.875%, due 09/15/23		325,000	341,250
Switch Ltd.
3.750%, due 09/15/28[2]		50,000	46,875
T-Mobile USA, Inc.
2.625%, due 02/15/29		200,000	172,892
2.875%, due 02/15/31		75,000	63,664
3.375%, due 04/15/29		300,000	271,398
4.750%, due 02/01/28		25,000	24,666
Telecom Argentina SA
8.500%, due 08/06/25[2]		363,000	350,930
Telecom Italia Capital SA
6.000%, due 09/30/34		300,000	256,580
6.375%, due 11/15/33		75,000	65,531
7.200%, due 07/18/36		50,000	45,103
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	575,000	684,277
Telecom Italia SpA
2.375%, due 10/12/27[3]	EUR	175,000	160,564
5.303%, due 05/30/24[2]		25,000	24,531
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	399,575
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	34,000
5.625%, due 12/06/26[2]		125,000	89,243
6.500%, due 10/15/27[2]		75,000	32,051
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25[2]		200,000	184,350

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31[3]	EUR	100,000	91,861
4.000%, due 01/31/29[3]	GBP	150,000	163,154
4.250%, due 01/31/31[2]		200,000	169,064
4.750%, due 07/15/31[2]		200,000	171,500
Vodafone Group PLC
(fixed, converts to FRN on 05/27/26),
2.625%, due 08/27/80[3]	EUR	225,000	221,686
(fixed, converts to FRN on 07/03/28),
4.200%, due 10/03/78[3]	EUR	125,000	129,561
(fixed, converts to FRN on 01/04/29),
7.000%, due 04/04/79		175,000	184,805
WP/AP Telecom Holdings IV BV
3.750%, due 01/15/29[3]	EUR	300,000	285,723
			14,885,057
Textiles—0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[3]	EUR	478,000	444,070
5.375%, due 05/01/23[2]	EUR	200,000	185,803
			629,873
Toys/Games/Hobbies—0.0%†
Mattel, Inc.
3.375%, due 04/01/26[2]		25,000	24,313
5.450%, due 11/01/41		25,000	25,094
6.200%, due 10/01/40		25,000	25,937
			75,344
Transportation—0.5%
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		50,000	44,750
Hidrovias International Finance SARL
4.950%, due 02/08/31[2]		200,000	163,350
InPost SA
2.250%, due 07/15/27[2]	EUR	125,000	112,418
2.250%, due 07/15/27[3,6]	EUR	100,000	89,935
Rumo Luxembourg Sarl
5.250%, due 01/10/28[3]		200,000	195,475
Seaspan Corp.
5.500%, due 08/01/29[2]		225,000	200,250
Western Global Airlines LLC
10.375%, due 08/15/25[2]		125,000	128,172

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
Zenith Finco PLC
6.500%, due 06/30/27[2]	GBP	275,000	307,761
			1,242,111
Trucking & leasing—0.2%
Fly Leasing Ltd.
7.000%, due 10/15/24[2]		200,000	179,625
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[2]		100,000	86,250
6.500%, due 10/01/25[2]		200,000	190,500
9.750%, due 08/01/27[2]		125,000	127,532
			583,907
Water—0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]		175,000	179,375
Total corporate bonds (cost—$281,643,128)			249,529,005

Loan assignments—0.9%
Broadcast—0.5%
Allen Media LLC,
2021 Term Loan B,
3 mo. USD LIBOR + 5.500%,
6.301%, due 02/10/27[12]		72,601	71,857
Ascent Resources - Utica,
2020 Fixed 2nd Lien Term Loan,
3 mo. USD LIBOR + 9.000%,
10.021%, due 11/01/25[12]		253,000	269,551
Asurion LLC,
2020 Term Loan B8,
1 mo. USD LIBOR + 3.250%,
4.014%, due 12/23/26[12]		94,731	92,521
Athenahealth, Inc.,
2022 Delayed Draw Term Loan,
SOFR + 0.750%,
1.750%, due 02/15/29[13]		14,493	14,275
2022 Term Loan B,
SOFR + 3.500%,
4.009%, due 02/15/29[12]		85,507	84,225

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(continued)
Avantor Funding, Inc.,
2021 Term Loan B5,
1 mo. USD LIBOR + 2.250%,
3.014%, due 11/08/27[12]	115,313	114,448
Clarios Global LP,
2021 USD Term Loan B,
1 mo. USD LIBOR + 3.250%,
4.014%, due 04/30/26[12]	19,802	19,464
Consolidated Communications, Inc.,
2021 Term Loan B,
1 mo. USD LIBOR + 3.500%,
4.313%, due 10/02/27[12]	150,000	138,863
DirecTV Financing LLC,
Term Loan,
1 mo. USD LIBOR + 5.000%,
5.764%, due 08/02/27[12]	47,750	47,506
Endure Digital, Inc.,
Term Loan,
3 mo. USD LIBOR + 3.500%,
4.250%, due 02/10/28[12]	74,438	71,026
PODS LLC,
2021 Term Loan B,
3 mo. USD LIBOR + 3.000%,
3.750%, due 03/31/28[12]	24,751	24,431
Raptor Acquisition Corp.,
2021 Term Loan,
3 mo. USD LIBOR + 4.000%,
4.934%, due 11/01/26[12,14]	100,250	99,824
Scientific Games Holdings LP,
2022 USD Term Loan B,
SOFR + 3.500%,
4.175%, due 04/04/29[12]	175,000	173,063
UFC Holdings LLC,
2021 Term Loan B,
6 mo. USD LIBOR + 2.750%,
3.500%, due 04/29/26[12]	89,861	88,471

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(concluded)
United Airlines, Inc.,
2021 Term Loan B,
3 mo. USD LIBOR + 3.750%,
4.500%, due 04/21/28[12]	99,000	98,066
		1,407,591
Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
6 mo. USD LIBOR + 2.500%,
2.964%, due 05/07/25[12]	192,071	185,670

Insurance—0.1%
Hub International Ltd.,
2018 Term Loan B,
3 mo. USD LIBOR + 3.000%,
4.214%, due 04/25/25[12]	147,437	145,410

Lodging—0.0%†
Golden Nugget, Inc.,
2020 Initial Term Loan,
1 mo. USD LIBOR + 12.000%,
13.000%, due 10/04/23[12]	25,000	26,500

Media—0.1%
Altice France SA,
2018 Term Loan B13,
3 mo. USD LIBOR + 4.000%,
4.506%, due 08/14/26[12]	164,165	162,797
Diamond Sports Group LLC,
Term Loan,
3 mo. USD LIBOR + 2.250%,
5.750%, due 08/24/26[12]	97,750	32,380
		195,177
Oil & gas—0.1%
Apergy Corp.,
2020 Term Loan,
3 mo. USD LIBOR + 5.000%,
6.000%, due 06/03/27[12]	113,196	113,338
Citgo Holding, Inc.,
2019 Term Loan B,
1 mo. USD LIBOR + 7.000%,
8.000%, due 08/01/23[12]	170,625	168,705

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Loan assignments—(concluded)
Oil & gas—(concluded)
Parker Drilling Co.,
2nd Lien PIK Term Loan,
PIK,
2.000% - 11%, due 03/26/24		27,363	27,089
			309,132
Retail-restaurants—0.0%†
1011778 B.C. Unlimited Liability Co.,
Term Loan B4,
1 mo. USD LIBOR + 1.750%,
2.514%, due 11/19/26[12]		106,736	104,579

Support-services—0.0%†
Kar Auction Services, Inc.,
2019 Term Loan B6,
1 mo. USD LIBOR + 2.250%,
3.063%, due 09/19/26[12]		99,744	99,121
Total loan assignments (cost—$2,553,995)			2,473,180

Non-U.S. government agency obligations—0.3%
Ivory Coast Government International Bond
4.875%, due 01/30/32[3]	EUR	400,000	353,356
Turkiye Ihracat Kredi Bankasi AS
5.375%, due 10/24/23[2]		200,000	195,662
5.375%, due 10/24/23[3]		50,000	48,916
5.375%, due 10/24/23[3]		200,000	195,662
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[3]		154,500	61,897
Total non-U.S. government agency obligations (cost—$1,105,025)			855,493

	Number of shares
Common stocks—0.5%
Aerospace & defense—0.0%†
Egmv13794*,4,5	2,750	0

Diversified financial services—0.1%
Spn New*,4	3,832	195,432

PACE High Yield Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Energy equipment & services—0.1%
Diamond Offshore Drilling,Inc.*,4	11,325	88,901
Noble Corp.*,4,9	207	6,610
Parker Drilling Co.*	1,153	5,477
		100,988
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B	364	78,260

Leisure products—0.0%†
Codere New Topco SA*,4,5	4,367	0

Media—0.0%†
iHeartMedia,Inc., Class A*	1,347	21,539

Metals & mining—0.0%†
Aleris International,Inc.*,4,5,9	795	15,900
Cloud Peak Energy,Inc.*,4,5	66	0
Petra Diamonds Ltd.*	54,100	85,035
		100,935
Oil & Gas—0.0%†
Chaparral Energy,Inc.*,4	1,269	69,160

Oil, gas & consumable fuels—0.2%
Gulfport Energy Corp.*	2,292	215,402
Summit Midstream Partners LP*	11,021	186,916
Superior Energy Services*,4,9	177	9,027
		411,345
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4	936	55,692

Wireless telecommunication services—0.1%
Intelsat SA*	5,072	150,258
Total common stocks (cost—$1,558,438)		1,183,609

Preferred stocks—0.1%
Machinery—0.0%†
Selecta Group BV4	43,703	39,362

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value($)
Preferred stocks—(concluded)
Machinery—(concluded)
Selecta Group BV, Class A4	21,852	19,681
Total Machinery		59,043

Oil, gas & consumable fuels—0.1%
Global Partners LP8	4,255	109,864
Gulfport Energy Corp.[7,8]	9	59,400
Total oil, gas & consumable fuels		169,264
Total preferred stocks (cost—$133,291)		228,307

Number of rights
Rights—0.0%†
Intelsat Jackson Holdings SA expires 12/05/25*,5	USD	1,062	4,513

	Number of warrants
Warrants—0.1%
Athabasca Oil Corp. expires 11/01/26*,4	250	67,311
California Resources Corp. expire 10/27/24*	201	2,407
Carlson Travel, Inc. expires 11/19/26*,4	1,052	4,008
Carlson Travel, Inc. expires 11/19/28*,4	1,108	5,097
Chaparral Energy, Inc. expires 10/01/24*,4	9	26
Chaparral Energy, Inc. expires 10/01/25*,4	9	34
Denbury, Inc. expires 09/18/25*	1,376	49,536
Intelsat SA expires 02/17/27*	1	2
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,886	40

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of warrants	Value($)
Warrants—(concluded)
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*	1,215	49
Total warrants (cost—$382,317)		128,510

	Number of shares
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 0.290%[15] (cost—$2,999,504)	2,999,504	2,999,504

Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[15] (cost—$2,003,695)	2,003,695	2,003,695
Total investments (cost—$292,379,393)[16]—98.3%		259,405,816
Other assets in excess of liabilities—1.7%		4,547,018
Net assets—100.0%		$263,952,834

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	EUR	481,098	USD	506,500	05/03/22	1,036
SSC	EUR	49,442,894	USD	54,397,665	05/06/22	2,231,834
SSC	EUR	535,448	USD	585,721	05/06/22	20,784
SSC	GBP	5,685,716	USD	7,457,049	05/06/22	307,573
SSC	GBP	49,619	USD	65,080	05/06/22	2,688
SSC	USD	95,000	EUR	87,473	05/06/22	(2,710)
SSC	USD	172,000	EUR	159,415	05/06/22	(3,806)
Net unrealized appreciation (depreciation)						2,557,399

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	249,517,005	12,000	249,529,005
Loan assignments	—	2,473,180	—	2,473,180
Non-U.S. government agency obligations	—	855,493	—	855,493
Common stocks	681,530	486,179	15,900	1,183,609
Preferred stocks	109,864	118,443	—	228,307
Rights	—	4,513	—	4,513
Warrants	52,032	76,478	—	128,510
Short-term investments	—	2,999,504	—	2,999,504
Investment of cash collateral from securities loaned	—	2,003,695	—	2,003,695
Forward foreign currency contracts	—	2,563,915	—	2,563,915
Total	843,426	261,098,405	27,900	261,969,731

Liabilities
Forward foreign currency contracts	—	(6,516)	—	(6,516)

At April 30, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non-income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $132,776,001, represented 49.9% of the Portfolio's net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Security, or portion thereof, was on loan at the period end.
7	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.
9	This security is considered restricted. At period end, the value of restricted security was $211,538, represented 0.1% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/22	Value as a percentage of net assets
Aleris International, Inc.	1/10/17	$13,981	0.0%	$15,900	0.0%
Appvion, Inc.9.000%, due 06/01/25	6/1/20	650,000	0.2	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 3.000%, due 03/15/24	7/30/15-12/17/19	456,114	0.2	5,500	0.0
Noble Corp.	2/8/21	552	0.0	6,610	0.0
RRI Energy, Inc. 3.000%, due 06/15/2017	12/14/18	-	-	-	-
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	329,036	0.1	2,625	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	475,000	0.2	3,563	0.0
Superior Energy Services	1/29/21	232	0.0	9,027	0.0
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	-	0.0	5,813	0.0
Intelsat Jackson Holdings SA, 0.000%, due 10/15/24	9/5/18-2/11/20	-	-	-	-
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 0.000%, due 08/01/22	7/12/19-03/31/21	266,493	0.1	156,000	0.1

PACE High Yield Investments

Portfolio of investments – April 30, 2022 (unaudited)

10	Bond interest in default.
11	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
12	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
13	All or a portion of the loan commitment is unfunded.
14	Position is unsettled. Contract rate was not determined at April 30, 2022 and does not take effect until settlement.
15	Rates shown reflect yield at April 30, 2022.
16	Includes $$2,013,401 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,003,695 and non-cash collateral of $83,811.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—95.7%
Aerospace & defense—4.3%
BAE Systems PLC	809,655	7,533,947
General Dynamics Corp.	91,590	21,663,783
Raytheon Technologies Corp.	162,934	15,464,066
		44,661,796
Air freight & logistics—0.5%
FedEx Corp.	26,261	5,219,111

Airlines—0.8%
Southwest Airlines Co.*	169,307	7,910,023

Auto components—0.6%
Lear Corp.	45,479	5,818,583

Automobiles—1.7%
Harley-Davidson, Inc.	482,211	17,576,591

Banks—7.2%
Bank of America Corp.	61,118	2,180,690
Citigroup, Inc.	413,444	19,932,135
JPMorgan Chase & Co.	144,969	17,303,500
M&T Bank Corp.	108,432	18,069,109
Truist Financial Corp.	229,032	11,073,697
Wells Fargo & Co.	132,166	5,766,403
		74,325,534
Building products—1.7%
Johnson Controls International PLC	301,696	18,062,539

Capital markets—4.8%
Bank of New York Mellon Corp.	403,735	16,981,094
BlackRock, Inc.	16,489	10,300,349
Goldman Sachs Group, Inc.	6,216	1,898,926
Morgan Stanley	258,450	20,828,485
		50,008,854
Chemicals—3.2%
Axalta Coating Systems Ltd.*	760,689	19,298,680
Dow, Inc.	72,223	4,802,829

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
PPG Industries, Inc.	72,310	9,254,957
		33,356,466
Communications equipment—1.7%
Cisco Systems, Inc.	354,616	17,369,092

Construction materials—1.7%
HeidelbergCement AG	293,267	17,096,454

Consumer finance—2.1%
American Express Co.	106,425	18,593,512
Capital One Financial Corp.	25,553	3,184,415
		21,777,927
Diversified financial services—3.1%
Berkshire Hathaway, Inc., Class B*	74,091	23,918,797
Equitable Holdings, Inc.	162,518	4,685,394
Voya Financial, Inc.[1]	50,120	3,164,577
		31,768,768
Electric utilities—3.2%
Edison International	95,299	6,555,618
Exelon Corp.	450,353	21,067,513
NRG Energy, Inc.	152,676	5,481,069
		33,104,200
Electrical equipment—1.5%
Eaton Corp. PLC	109,034	15,812,111

Electronic equipment, instruments & components—2.8%
Corning, Inc.	486,435	17,117,648
TE Connectivity Ltd.	96,339	12,021,180
		29,138,828
Energy equipment & services—1.0%
Baker Hughes Co.	63,402	1,966,730
Halliburton Co.	128,031	4,560,464

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
NOV, Inc.	186,319	3,377,964
		9,905,158
Food products—3.1%
Danone SA1	295,273	17,954,764
Mondelez International, Inc., Class A	223,980	14,442,230
		32,396,994
Health care equipment & supplies—3.2%
Becton Dickinson and Co.	71,119	17,579,905
DENTSPLY SIRONA, Inc.	375,627	15,021,324
		32,601,229
Health care providers & services—5.4%
Anthem, Inc.	47,040	23,610,787
Cardinal Health, Inc.	28,107	1,631,612
Fresenius Medical Care AG & Co. KGaA, ADR	143,200	4,429,176
McKesson Corp.	11,979	3,708,818
UnitedHealth Group, Inc.	43,629	22,187,528
		55,567,921
Hotels, restaurants & leisure—1.5%
Booking Holdings, Inc.*	1,094	2,418,079
Expedia Group, Inc.*	77,812	13,597,647
		16,015,726
Household durables—0.9%
Mohawk Industries, Inc.*	24,923	3,515,638
Newell Brands, Inc.	246,136	5,698,049
		9,213,687
Industrial conglomerates—0.6%
General Electric Co.	83,604	6,232,678

Insurance—9.2%
Alleghany Corp.*	12,976	10,854,424
American International Group, Inc.	117,847	6,895,228
Axis Capital Holdings Ltd.	68,079	3,902,969
Chubb Ltd.	100,377	20,722,832
Marsh & McLennan Cos., Inc.	58,290	9,425,493

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
MetLife, Inc.	397,293	26,094,204
Progressive Corp.	156,300	16,780,368
		94,675,518
Interactive media & services—3.3%
Alphabet, Inc., Class A*	7,117	16,242,346
Meta Platforms, Inc., Class A*	88,888	17,819,378
		34,061,724
Internet & direct marketing retail—1.4%
Alibaba Group Holding Ltd., ADR*	152,878	14,842,925

IT services—1.4%
Amdocs Ltd.	66,513	5,300,421
Cognizant Technology Solutions Corp., Class A	70,550	5,707,495
SS&C Technologies Holdings, Inc.	51,760	3,346,802
		14,354,718
Machinery—0.5%
Westinghouse Air Brake Technologies Corp.	60,499	5,439,465

Media—1.3%
Comcast Corp., Class A	345,557	13,739,346

Multi-utilities—2.0%
Sempra Energy	128,921	20,802,692

Oil, gas & consumable fuels—3.8%
ConocoPhillips	171,182	16,351,305
Coterra Energy, Inc.	620,605	17,867,218
Exxon Mobil Corp.	37,093	3,162,178
Shell PLC, ADR	30,650	1,637,629
		39,018,330
Personal products—1.7%
Unilever PLC, ADR[1]	378,806	17,523,566

Pharmaceuticals—6.6%
Bristol-Myers Squibb Co.	55,877	4,205,862
Eli Lilly & Co.	75,247	21,981,906
Merck & Co., Inc.	207,691	18,420,115

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Pharmaceuticals—(concluded)
Pfizer, Inc.	473,637	23,241,367
		67,849,250
Specialty retail—3.0%
Advance Auto Parts, Inc.	53,844	10,748,878
Lowe's Cos., Inc.	101,507	20,070,979
		30,819,857
Technology hardware, storage & peripherals—1.9%
Hewlett Packard Enterprise Co.	189,846	2,925,527
Samsung Electronics Co. Ltd.	305,665	16,402,724
		19,328,251
Textiles, apparel & luxury goods—1.0%
Gildan Activewear, Inc.[1]	107,154	3,630,378
PVH Corp.	44,325	3,225,973
Skechers USA, Inc., Class A*	98,504	3,772,703
		10,629,054
Tobacco—2.0%
Philip Morris International, Inc.	206,741	20,674,100

Total common stocks (cost—$938,770,061)		988,699,066

Short-term investments—3.7%
Investment companies—3.7%
State Street Institutional U.S. Government Money Market Fund, 0.290%[2] (cost—$38,035,052)	38,035,052	38,035,052

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[2] (cost—$1,371,173)	1,371,173	1,371,173

PACE Large Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

Total investments (cost—$978,176,286)[3]—99.5%	1,028,105,291
Other assets in excess of liabilities—0.5%	5,546,039
Net assets—100.0%	$1,033,651,330

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	988,699,066	—	—	988,699,066
Short-term investments	—	38,035,052	—	38,035,052
Investment of cash collateral from securities loaned	—	1,371,173	—	1,371,173
Total	988,699,066	39,406,225	—	1,028,105,291

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at April 30, 2022.

3	Includes $7,261,229 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,371,173 and non-cash collateral of $6,260,861.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—94.7%
Aerospace & defense—0.4%
Lockheed Martin Corp.	9,942	4,296,137

Air freight & logistics—0.9%
United Parcel Service, Inc., Class B	50,511	9,090,970

Automobiles—1.6%
Tesla, Inc.*	17,706	15,417,677

Banks—0.9%
SVB Financial Group*	17,189	8,382,044

Beverages—2.2%
Coca-Cola Co.	287,398	18,568,785
Monster Beverage Corp.*	37,788	3,237,676
		21,806,461
Biotechnology—3.9%
AbbVie, Inc.	132,616	19,478,638
Alnylam Pharmaceuticals, Inc.*	2,159	288,076
Amgen, Inc.	20,386	4,753,811
Exact Sciences Corp.*	13,813	760,406
Moderna, Inc.*	3,117	418,956
Regeneron Pharmaceuticals, Inc.*	14,583	9,611,801
Seagen, Inc.*	20,620	2,701,426
		38,013,114
Building products—0.7%
Trane Technologies PLC	45,723	6,396,190

Capital markets—3.3%
Blackstone, Inc.	135,174	13,729,623
Charles Schwab Corp.	163,846	10,867,905
Morgan Stanley	80,833	6,514,332
MSCI, Inc.	3,633	1,530,401
		32,642,261
Chemicals—0.6%
Sherwin-Williams Co.	20,646	5,676,824

Consumer finance—0.3%
Capital One Financial Corp.	21,401	2,666,993

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified telecommunication services—0.2%
Verizon Communications, Inc.	41,623	1,927,145

Electric utilities—0.8%
Exelon Corp.	94,905	4,439,656
FirstEnergy Corp.	75,695	3,278,350
		7,718,006
Electrical equipment—0.6%
Rockwell Automation, Inc.	24,024	6,070,144

Electronic equipment, instruments & components—0.7%
Amphenol Corp., Class A	90,490	6,470,035

Energy equipment & services—0.3%
Schlumberger N.V.	59,043	2,303,268
TechnipFMC PLC*	79,848	552,548
		2,855,816
Entertainment—0.7%
Netflix, Inc.*	34,678	6,601,304

Food & staples retailing—0.8%
Walmart, Inc.	49,449	7,565,202

Gas utilities—0.4%
Atmos Energy Corp.	35,106	3,981,020

Health care equipment & supplies—3.5%
Abbott Laboratories	151,794	17,228,619
ABIOMED, Inc.*	3,296	944,568
Align Technology, Inc.*	10,888	3,156,540
Dexcom, Inc.*	7,701	3,146,474
Intuitive Surgical, Inc.*	42,620	10,198,966
		34,675,167
Health care providers & services—5.5%
CVS Health Corp.	85,174	8,187,777
HCA Healthcare, Inc.	59,502	12,766,154
McKesson Corp.	46,934	14,531,236

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	36,648	18,637,340
		54,122,507
Hotels, restaurants & leisure—2.3%
Airbnb, Inc., Class A*	95,087	14,568,279
Chipotle Mexican Grill, Inc.*	3,041	4,426,510
Marriott International, Inc., Class A*	18,489	3,282,167
		22,276,956
Household products—0.5%
Procter & Gamble Co.	32,479	5,214,503

Insurance—0.2%
American International Group, Inc.	35,500	2,077,105

Interactive media & services—9.1%
Alphabet, Inc., Class C*	28,775	66,163,221
Match Group, Inc.*	8,286	655,837
Meta Platforms, Inc., Class A*	107,921	21,634,923
Snap, Inc., Class A*	8,010	227,964
		88,681,945
Internet & direct marketing retail—4.0%
Amazon.com, Inc.*	15,322	38,084,823
Etsy, Inc.*	4,994	465,391
MercadoLibre, Inc.*	274	266,775
Wayfair, Inc., Class A*,[1]	1,357	104,407
		38,921,396
IT services—7.1%
Accenture PLC, Class A	37,922	11,390,252
Block Inc.*	5,256	523,182
Cognizant Technology Solutions Corp., Class A	81,398	6,585,098
Mastercard, Inc., Class A	54,035	19,635,238
MongoDB, Inc.*	3,852	1,367,190
PayPal Holdings, Inc.*	95,566	8,403,119
Shopify, Inc., Class A*	100	42,682

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Visa, Inc., Class A	98,288	20,948,122
		68,894,883
Life sciences tools & services—0.8%
Illumina, Inc.*	18,722	5,553,881
Thermo Fisher Scientific, Inc.	4,070	2,250,385
		7,804,266
Machinery—2.0%
Deere & Co.	51,601	19,481,957

Metals & mining—1.6%
Cleveland-Cliffs, Inc.*	72,761	1,854,678
Freeport-McMoRan, Inc.	213,136	8,642,665
Newmont Corp.	71,180	5,185,463
		15,682,806
Multiline retail—0.7%
Target Corp.	29,461	6,736,258

Oil, gas & consumable fuels—2.8%
ConocoPhillips	59,286	5,662,999
Devon Energy Corp.	98,707	5,741,786
Exxon Mobil Corp.	95,236	8,118,869
Occidental Petroleum Corp.	123,204	6,787,308
Valero Energy Corp.	6,073	677,018
		26,987,980
Personal products—0.4%
Estee Lauder Cos., Inc., Class A	14,123	3,729,319

Pharmaceuticals—2.6%
AstraZeneca PLC, ADR	46,194	3,067,282
Eli Lilly & Co.	36,623	10,698,677
Johnson & Johnson	23,744	4,284,842
Zoetis, Inc.	43,246	7,665,353
		25,716,154
Professional services—1.2%
Equifax, Inc.	21,602	4,396,439

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
Verisk Analytics, Inc.	35,913	7,328,048
		11,724,487
Semiconductors & semiconductor equipment—3.2%
Advanced Micro Devices, Inc.*	101,354	8,667,794
ASML Holding N.V. NY Registered Shares	7,875	4,439,689
Enphase Energy, Inc.*	5,237	845,252
Lam Research Corp.	7,443	3,466,652
NVIDIA Corp.	45,682	8,472,640
Texas Instruments, Inc.	33,435	5,692,309
		31,584,336
Software—16.1%
Adobe, Inc.*	45,473	18,005,034
Autodesk, Inc.*	56,779	10,747,129
HubSpot, Inc.*	1,762	668,556
Intuit, Inc.	15,030	6,293,813
Microsoft Corp.	274,222	76,102,090
Oracle Corp.	190,978	14,017,785
Salesforce, Inc.*	71,548	12,588,155
ServiceNow, Inc.*	22,409	10,713,743
Synopsys, Inc.*	23,827	6,833,345
Trade Desk, Inc., Class A*	5,023	295,955
Workday, Inc., Class A*	5,747	1,187,905
		157,453,510
Specialty retail—3.3%
AutoZone, Inc.*	8,171	15,978,145
Carvana Co.*	3,254	188,602
Lowe's Cos., Inc.	79,556	15,730,608
		31,897,355
Technology hardware, storage & peripherals—6.2%
Apple, Inc.	384,202	60,569,445

Textiles, apparel & luxury goods—1.1%
Nike, Inc., Class B	51,789	6,458,088

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Tapestry, Inc.	131,971	4,344,486
		10,802,574
Tobacco—1.2%
Altria Group, Inc.	99,170	5,510,877
Philip Morris International, Inc.	61,749	6,174,900
		11,685,777
Total common stocks (cost—$887,007,430)		924,298,029

Short-term investments—5.5%
Investment companies—5.5%
State Street Institutional U.S. Government Money Market Fund, 0.290%[2] (cost—$54,039,743)	54,039,743	54,039,743
Total investments (cost—$941,047,173)[3]—100.2%		978,337,772
Liabilities in excess of other assets—(0.2)%		(2,146,400)
Net assets—100.0%		$976,191,372

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	924,298,029	—	—	924,298,029
Short-term investments	—	54,039,743	—	54,039,743
Total	924,298,029	54,039,743	—	978,337,772

At April 30, 2022, there were no transfers in or out of Level 3.

PACE Large Co Growth Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at April 30, 2022.

3	Includes $ 103,330 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $114,366.

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—96.8%
Air freight & logistics—0.2%
FedEx Corp.	5,000	993,700

Auto components—0.7%
Gentex Corp.	105,565	3,098,333

Automobiles—1.0%
Thor Industries, Inc.[1]	52,849	4,045,591

Banks—12.4%
Ameris Bancorp	82,920	3,457,764
Bank of Hawaii Corp.	55,137	4,098,885
Bank of NT Butterfield & Son Ltd.	96,805	3,100,664
Bank OZK	78,350	3,010,207
Banner Corp.	69,850	3,750,945
Carter Bankshares, Inc.*	114,745	1,877,228
Cathay General Bancorp	80,590	3,230,853
Central Pacific Financial Corp.	110,530	2,672,615
First Bancorp/Southern Pines NC	13,000	486,980
First Citizens BancShares, Inc., Class A	4,600	2,941,148
First Horizon Corp.	224,802	5,031,069
Glacier Bancorp, Inc.	76,525	3,501,784
Hancock Whitney Corp.	69,420	3,246,774
Popular, Inc.	40,580	3,164,834
Regions Financial Corp.	33,600	696,192
SouthState Corp.	18,271	1,414,906
Truist Financial Corp.	21,600	1,044,360
Webster Financial Corp.	109,530	5,475,405
		52,202,613
Beverages—0.9%
National Beverage Corp.	85,634	3,774,747

Biotechnology—0.2%
Anika Therapeutics, Inc.*	39,441	849,165

Building products—2.5%
Armstrong World Industries, Inc.	34,439	2,915,605
Carrier Global Corp.	16,900	646,763
Lennox International, Inc.	13,537	2,885,953
Resideo Technologies, Inc.*	106,255	2,389,675

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Zurn Water Solutions Corp.	58,640	1,830,741
		10,668,737
Capital markets—2.1%
Artisan Partners Asset Management, Inc., Class A	80,205	2,577,789
Jefferies Financial Group, Inc.	10,000	307,600
LPL Financial Holdings, Inc.	21,376	4,015,909
Virtus Investment Partners, Inc.	10,202	1,807,386
		8,708,684
Chemicals—3.0%
Axalta Coating Systems Ltd.*	110,750	2,809,727
Innospec, Inc.	32,800	3,126,168
Scotts Miracle-Gro Co.	44,182	4,591,835
Valvoline, Inc.	67,855	2,051,257
		12,578,987
Commercial services & supplies—2.1%
KAR Auction Services, Inc.*	318,720	4,672,435
Stericycle, Inc.*	87,200	4,376,568
		9,049,003
Communications equipment—2.2%
Comtech Telecommunications Corp.	164,775	2,240,940
Plantronics, Inc.*	175,315	6,988,056
		9,228,996
Consumer finance—0.9%
Enova International, Inc.*	34,180	1,278,332
SLM Corp.	141,535	2,367,881
		3,646,213
Diversified consumer services—1.5%
H&R Block, Inc.	16,400	427,548
Terminix Global Holdings, Inc.*	128,551	5,899,205
		6,326,753
Diversified telecommunication services—0.7%
Liberty Latin America Ltd., Class A*	317,110	2,930,096

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—1.5%
IDACORP, Inc.	31,825	3,347,354
Portland General Electric Co.	65,198	3,085,821
		6,433,175
Electrical equipment—0.7%
EnerSys	45,040	2,948,318

Electronic equipment, instruments & components—1.5%
CDW Corp.	14,696	2,398,093
Zebra Technologies Corp., Class A*	10,645	3,935,031
		6,333,124
Energy equipment & services—1.9%
ChampionX Corp.	199,800	4,215,780
Liberty Energy, Inc.*	147,570	2,381,780
Oceaneering International, Inc.*	18,500	209,605
TETRA Technologies, Inc.*	394,040	1,450,067
		8,257,232
Entertainment—0.5%
Lions Gate Entertainment Corp., Class B*	179,121	2,251,551

Equity real estate investment trusts—7.9%
American Campus Communities, Inc.	55,500	3,589,185
CatchMark Timber Trust, Inc., Class A	47,193	387,455
Corporate Office Properties Trust	126,860	3,385,893
Granite Real Estate Investment Trust	21,690	1,617,640
Healthcare Realty Trust, Inc.	193,110	5,229,419
Hudson Pacific Properties, Inc.	128,560	2,992,877
Lamar Advertising Co., Class A	25,006	2,760,913
Office Properties Income Trust	16,374	354,006
Outfront Media, Inc.	140,665	3,601,024
Physicians Realty Trust	268,930	4,609,460
VICI Properties, Inc.	157,176	4,685,418
		33,213,290
Food & staples retailing—1.0%
U.S. Foods Holding Corp.*	118,390	4,453,832

Food products—1.9%
Conagra Brands, Inc.	10,300	359,779

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Lamb Weston Holdings, Inc.	4,400	290,840
Post Holdings, Inc.*	43,490	3,235,221
TreeHouse Foods, Inc.*	114,845	3,617,618
Tyson Foods, Inc., Class A	4,800	447,168
		7,950,626
Gas utilities—0.3%
National Fuel Gas Co.	18,800	1,318,444

Health care equipment & supplies—1.8%
CONMED Corp.	4,000	531,840
Envista Holdings Corp.*	88,970	3,524,991
Integra LifeSciences Holdings Corp.*	57,030	3,487,955
		7,544,786
Health care providers & services—3.1%
Acadia Healthcare Co., Inc.*	39,320	2,669,041
AdaptHealth Corp.*	146,030	1,848,740
CorVel Corp.*	14,170	2,197,484
Hanger, Inc.*	271,135	4,457,459
Select Medical Holdings Corp.	57,600	1,302,336
Tenet Healthcare Corp.*	8,800	638,088
		13,113,148
Hotels, restaurants & leisure—3.3%
Boston Pizza Royalties Income Fund	26,900	342,840
Cheesecake Factory, Inc.*	185,549	6,848,614
Despegar.com Corp.*	319,772	3,546,271
Six Flags Entertainment Corp.*	88,170	3,374,266
		14,111,991
Household durables—0.1%
Taylor Morrison Home Corp.*	14,100	369,279

Household products—0.5%
WD-40 Co.	10,450	1,922,591

Insurance—3.8%
Argo Group International Holdings Ltd.	99,030	4,238,484
Assured Guaranty Ltd.	51,060	2,815,959
CNO Financial Group, Inc.	80,637	1,946,577

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
W. R. Berkley Corp.	104,242	6,931,051
		15,932,071
IT services—3.4%
BigCommerce Holdings, Inc.*	74,815	1,336,944
Broadridge Financial Solutions, Inc.	29,750	4,287,868
DXC Technology Co.*	75,980	2,180,626
Jack Henry & Associates, Inc.	31,687	6,007,221
VeriSign, Inc.*	3,900	696,891
		14,509,550
Leisure products—0.4%
JAKKS Pacific, Inc.*,[1]	123,464	1,685,284

Life sciences tools & services—0.8%
Syneos Health, Inc.*	45,045	3,292,339

Machinery—7.9%
Altra Industrial Motion Corp.	83,995	3,275,805
EnPro Industries, Inc.	39,700	3,700,437
Graco, Inc.	62,050	3,848,341
Helios Technologies, Inc.	42,955	2,885,717
John Bean Technologies Corp.	25,688	3,028,358
Lincoln Electric Holdings, Inc.	17,895	2,410,993
Miller Industries, Inc.	65,159	1,746,913
Oshkosh Corp.	23,373	2,160,600
RBC Bearings, Inc.*	25,886	4,357,908
Terex Corp.	72,265	2,457,010
Toro Co.	44,921	3,599,520
		33,471,602
Marine—1.2%
Kirby Corp.*	75,140	4,899,128

Media—0.1%
Paramount Global[1]	12,700	369,824

Metals & mining—0.9%
Allegheny Technologies, Inc.*	138,270	3,758,179

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—0.1%
Black Hills Corp.	7,200	527,328

Oil, gas & consumable fuels—5.4%
Chesapeake Energy Corp.[1]	6,800	557,736
Comstock Resources, Inc.*	212,960	3,626,709
EQT Corp.	37,815	1,503,146
Golar LNG Ltd.*	206,866	4,617,249
Gulfport Energy Corp.*	9,930	933,221
PDC Energy, Inc.	77,850	5,429,259
Viper Energy Partners LP	186,440	5,356,421
W&T Offshore, Inc.*	151,493	721,107
		22,744,848
Paper & forest products—0.4%
Mercer International, Inc.	99,693	1,596,085

Personal products—1.0%
BellRing Brands, Inc.*	37,311	799,574
elf Beauty, Inc.*	137,660	3,349,268
		4,148,842
Professional services—3.0%
KBR, Inc.	59,100	2,909,493
Resources Connection, Inc.	175,345	3,014,181
Science Applications International Corp.	23,900	1,989,197
TransUnion	52,650	4,607,928
		12,520,799
Road & rail—1.0%
Landstar System, Inc.	27,100	4,197,790

Semiconductors & semiconductor equipment—0.9%
Teradyne, Inc.	36,996	3,901,598

Software—3.7%
8x8, Inc.*	149,480	1,370,732
American Software, Inc., Class A	136,714	2,337,809
CDK Global, Inc.	54,100	2,943,581
Dolby Laboratories, Inc., Class A	56,914	4,409,128
New Relic, Inc.*	63,530	4,019,543

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Xperi Holding Corp.	30,979	483,272
		15,564,065
Specialty retail—2.4%
Gap, Inc.[1]	95,000	1,179,900
Leslie's, Inc.*,[1]	204,418	4,006,593
Rent-A-Center, Inc.	83,100	2,004,372
Tilly's, Inc., Class A	29,183	257,394
Urban Outfitters, Inc.*	111,865	2,662,387
		10,110,646
Technology hardware, storage & peripherals—1.0%
Diebold Nixdorf, Inc.*	964,180	3,953,138
Xerox Holdings Corp.	24,200	421,080
		4,374,218
Textiles, apparel & luxury goods—2.5%
Capri Holdings Ltd.*	95,395	4,550,341
Samsonite International SA, ADR*	565,610	6,204,742
		10,755,083
Thrifts & mortgage finance—0.5%
Essent Group Ltd.	51,630	2,092,564

Total common stocks (cost—$349,469,005)		408,774,848

Investment companies—0.2%
Sprott Physical Uranium Trust* (cost—$520,683)	61,250	805,764

Short-term investments—3.5%
Investment companies—3.5%
State Street Institutional U.S. Government Money Market Fund, 0.250%[2] (cost—$14,816,600)	14,816,600	14,816,600

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)

Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[2] (cost—$1,470,305)	1,470,305	1,470,305
Total investments (cost—$366,276,593)[3]—100.8%		425,867,517
Liabilities in excess of other assets—(0.8)%		(3,372,519)
Net assets—100.0%		$422,494,998

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	408,774,848	—	—	408,774,848
Investment companies	805,764	—	—	805,764
Short-term investments	—	14,816,600	—	14,816,600
Investment of cash collateral from securities loaned	—	1,470,305	—	1,470,305
Total	409,580,612	16,286,905	—	425,867,517

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at April 30, 2022.

3	Includes $9,509,037 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,470,305 and non-cash collateral of $8,443,597 .

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—98.8%
Aerospace & defense—0.3%
Aerojet Rocketdyne Holdings, Inc.*	24,696	987,346

Airlines—0.3%
Allegiant Travel Co.*	6,526	1,012,770

Auto components—1.4%
Adient PLC*	8,176	279,129
American Axle & Manufacturing Holdings, Inc.*	38,557	255,247
Dana, Inc.	42,740	632,979
Gentex Corp.	73,411	2,154,613
Modine Manufacturing Co.*	11,502	90,866
Stoneridge, Inc.*	6,399	126,124
Visteon Corp.*	14,248	1,491,908
		5,030,866
Banks—1.2%
CrossFirst Bankshares, Inc.*	10,150	130,022
Customers Bancorp, Inc.*	16,555	696,469
Metrocity Bankshares, Inc.	1,188	24,211
Origin Bancorp, Inc.	848	31,953
Synovus Financial Corp.	8,818	366,300
Texas Capital Bancshares, Inc.*	11,660	598,858
Western Alliance Bancorp	19,185	1,460,170
Wintrust Financial Corp.	9,989	872,239
		4,180,222
Beverages—1.1%
Boston Beer Co., Inc., Class A*	3,248	1,218,000
Celsius Holdings, Inc.*,1	13,088	680,576
Coca-Cola Consolidated, Inc.	3,435	1,516,552
MGP Ingredients, Inc.[1]	5,584	509,987
		3,925,115
Biotechnology—4.7%
ACADIA Pharmaceuticals, Inc.*	55,620	1,025,633
Akebia Therapeutics, Inc.*,1	69,836	28,996
Alkermes PLC*	86,995	2,509,806
Allogene Therapeutics, Inc.*	17,000	141,950
Allovir, Inc.*	14,994	68,223
Contra Aduro Biotech, Inc.*,2,3	9,389	0
CytomX Therapeutics, Inc.*	70,826	121,112

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Deciphera Pharmaceuticals, Inc.*	18,600	188,232
Eagle Pharmaceuticals, Inc.*	3,348	147,747
Enanta Pharmaceuticals, Inc.*	7,657	493,111
Exelixis, Inc.*	98,880	2,208,979
FibroGen, Inc.*	58,576	544,757
Harpoon Therapeutics, Inc.*	9,300	20,925
Intercept Pharmaceuticals, Inc.*,1	31,260	491,095
Ionis Pharmaceuticals, Inc.*	65,713	2,415,610
Karyopharm Therapeutics, Inc.*	30,073	183,445
MiMedx Group, Inc.*	20,604	81,386
Molecular Templates, Inc.*	13,083	22,241
PTC Therapeutics, Inc.*	33,178	1,172,179
Radius Health, Inc.*	77,231	528,260
REGENXBIO, Inc.*	9,386	260,555
Sarepta Therapeutics, Inc.*	22,765	1,646,365
Selecta Biosciences, Inc.*	75,736	58,036
Seres Therapeutics, Inc.*	34,027	160,948
Shattuck Labs, Inc.*	3,900	14,976
Sutro Biopharma, Inc.*	14,119	84,855
Travere Therapeutics, Inc.*	60,768	1,527,100
Xencor, Inc.*	23,635	590,402
		16,736,924
Building products—1.0%
Advanced Drainage Systems, Inc.	3,190	326,847
JELD-WEN Holding, Inc.*	18,472	384,033
Masonite International Corp.*	8,517	660,238
Tecnoglass, Inc.	50,962	1,137,982
Zurn Water Solutions Corp.	30,393	948,869
		3,457,969
Capital markets—1.5%
Donnelley Financial Solutions, Inc.*	5,969	174,713
Greenhill & Co., Inc.	17,939	217,241
Houlihan Lokey, Inc.	20,476	1,705,446
LPL Financial Holdings, Inc.	10,366	1,947,460
Moelis & Co., Class A	14,921	660,404

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
StoneX Group, Inc.*	7,860	532,751
		5,238,015
Chemicals—1.9%
American Vanguard Corp.	20,171	431,659
Aspen Aerogels, Inc.*	10,140	219,024
Axalta Coating Systems Ltd.*	30,352	770,030
Chemours Co.	46,064	1,523,337
Kronos Worldwide, Inc.	12,030	183,097
Olin Corp.	14,165	813,071
Orion Engineered Carbons SA	40,157	606,371
Trinseo PLC	19,433	922,096
Westlake Corp.	8,744	1,106,553
		6,575,238
Commercial services & supplies—2.7%
Cimpress PLC*	10,579	534,345
Driven Brands Holdings, Inc.*	11,501	320,763
Healthcare Services Group, Inc.	117,516	2,008,349
Interface, Inc.	928	11,776
Montrose Environmental Group, Inc.*	11,161	506,375
Pitney Bowes, Inc.	82,705	435,855
Ritchie Bros Auctioneers, Inc.	100,974	5,562,658
Tetra Tech, Inc.	2,640	367,699
		9,747,820
Communications equipment—1.2%
ADTRAN, Inc.	12,587	218,888
CalAmp Corp.*	47,907	262,051
CommScope Holding Co., Inc.*	137,789	830,868
DZS, Inc.*	10,532	127,332
EMCORE Corp.*	44,308	152,863
Extreme Networks, Inc.*	143,118	1,373,933
Harmonic, Inc.*	33,337	276,697
Infinera Corp.*,1	119,125	916,071
Lantronix, Inc.*	33,494	176,178
		4,334,881
Construction & engineering—2.1%
EMCOR Group, Inc.	18,160	1,933,677
MYR Group, Inc.*	17,107	1,352,993

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
Sterling Construction Co., Inc.*	8,205	187,812
WillScot Mobile Mini Holdings Corp.*	112,146	3,936,325
		7,410,807
Construction materials—0.1%
Summit Materials, Inc., Class A*	10,347	287,647

Consumer finance—0.9%
Curo Group Holdings Corp.	11,890	139,589
Green Dot Corp., Class A*	26,526	702,408
PRA Group, Inc.*	53,250	2,238,097
PROG Holdings, Inc.*	880	23,294
Regional Management Corp.	5,152	221,794
		3,325,182
Containers & packaging—0.3%
O-I Glass, Inc.*	78,227	1,054,500

Diversified consumer services—2.6%
2U, Inc.*	32,457	323,921
Carriage Services, Inc.	4,523	193,991
Chegg, Inc.*	41,395	1,024,112
European Wax Center, Inc., Class A1	40,039	1,099,071
Frontdoor, Inc.*	21,239	656,498
Grand Canyon Education, Inc.*	60,532	5,809,256
		9,106,849
Diversified financial services—0.2%
A-Mark Precious Metals, Inc.	8,791	692,731

Diversified telecommunication services—0.8%
Bandwidth, Inc., Class A*	11,925	263,781
Cogent Communications Holdings, Inc.	36,731	2,148,763
Ooma, Inc.*	35,613	457,271
		2,869,815
Electric utilities—0.6%
NRG Energy, Inc.	55,966	2,009,179

Electronic equipment, instruments & components—1.8%
Arlo Technologies, Inc.*	40,297	311,899

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
IPG Photonics Corp.*	2,278	215,225
Itron, Inc.*	19,904	951,013
Jabil, Inc.	43,104	2,488,394
Kimball Electronics, Inc.*	16,498	294,324
National Instruments Corp.	61,647	2,227,923
		6,488,778
Energy equipment & services—1.6%
Cactus, Inc., Class A	21,253	1,061,162
Core Laboratories N.V.	12,627	328,302
Patterson-UTI Energy, Inc.	131,432	2,160,742
ProPetro Holding Corp.*	70,862	1,001,989
RPC, Inc.*	46,350	479,259
US Silica Holdings, Inc.*	32,390	601,806
		5,633,260
Entertainment—0.1%
Madison Square Garden Sports Corp.*	2,777	450,179

Equity real estate investment trusts—1.2%
CatchMark Timber Trust, Inc., Class A	52,413	430,311
Community Healthcare Trust, Inc.	7,638	281,231
EastGroup Properties, Inc.	2,733	512,437
Necessity Retail REIT, Inc.	26,144	195,296
NexPoint Residential Trust, Inc.	7,777	693,397
Ryman Hospitality Properties, Inc.*	21,706	2,029,077
		4,141,749
Food & staples retailing—0.5%
Andersons, Inc.	13,994	702,919
BJ's Wholesale Club Holdings, Inc.*	6,312	406,177
Chefs' Warehouse, Inc.*	13,033	477,008
United Natural Foods, Inc.*	4,671	200,526
		1,786,630
Food products—1.4%
Cal-Maine Foods, Inc.	4,494	241,463
Calavo Growers, Inc.	15,883	575,600
Darling Ingredients, Inc.*	8,556	627,925
Freshpet, Inc.*	31,784	2,967,036

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Pilgrim's Pride Corp.*	23,660	670,761
		5,082,785
Health care equipment & supplies—4.3%
Accuray, Inc.*	147,533	392,438
Apollo Endosurgery, Inc.*,1	33,941	184,300
Axogen, Inc.*	24,263	175,664
Axonics, Inc.*	17,044	883,220
Eargo, Inc.*,1	1,560	5,897
Glaukos Corp.*	33,872	1,601,807
Haemonetics Corp.*	14,087	713,788
Heska Corp.*	17,979	1,974,813
Inogen, Inc.*	11,117	281,038
iRadimed Corp.	21,290	700,654
iRhythm Technologies, Inc.*	7,040	868,525
LivaNova PLC*	5,915	453,444
Merit Medical Systems, Inc.*	34,014	2,109,208
Neogen Corp.*	65,846	1,738,334
OrthoPediatrics Corp.*	31,524	1,421,102
Paragon 28, Inc.*	33,607	603,918
Shockwave Medical, Inc.*	5,130	775,297
Surmodics, Inc.*	6,020	232,733
Varex Imaging Corp.*	11,916	236,532
		15,352,712
Health care providers & services—9.2%
Acadia Healthcare Co., Inc.*	11,765	798,608
Amedisys, Inc.*	38,618	4,929,588
AMN Healthcare Services, Inc.*	40,285	3,937,859
Chemed Corp.	6,001	2,948,831
Cross Country Healthcare, Inc.*	6,550	122,747
DaVita, Inc.*	3,254	352,636
Ensign Group, Inc.	59,275	4,761,561
HealthEquity, Inc.*	10,596	660,343
Molina Healthcare, Inc.*	7,355	2,305,425
Oak Street Health, Inc.*,1	63,853	1,155,101
Pennant Group, Inc.*	78,322	1,283,698
Privia Health Group, Inc.*	149,076	3,278,181
Progyny, Inc.*	62,222	2,392,436
Surgery Partners, Inc.*	29,740	1,521,498

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
US Physical Therapy, Inc.	23,055	2,392,417
		32,840,929
Health care technology—1.5%
Certara, Inc.*	92,221	1,692,255
Doximity, Inc., Class A*	13,004	518,469
Inspire Medical Systems, Inc.*	7,222	1,485,999
OptimizeRx Corp.*	5,779	162,448
Phreesia, Inc.*	53,488	1,223,805
Tabula Rasa HealthCare, Inc.*	31,745	106,981
		5,189,957
Hotels, restaurants & leisure—2.6%
Everi Holdings, Inc.*	62,738	1,089,132
Full House Resorts, Inc.*	81,297	735,738
International Game Technology PLC[1]	85,686	1,870,525
Lindblad Expeditions Holdings, Inc.*	20,947	320,699
Monarch Casino & Resort, Inc.*	3,361	235,774
Noodles & Co.*	32,597	181,565
ONE Group Hospitality, Inc.*	14,389	133,962
PlayAGS, Inc.*	86,399	570,233
Red Robin Gourmet Burgers, Inc.*	11,318	149,284
SeaWorld Entertainment, Inc.*	12,280	828,163
Six Flags Entertainment Corp.*	14,767	565,133
Travel + Leisure Co.	30,381	1,685,538
Xponential Fitness, Inc., Class A*	43,318	897,549
		9,263,295
Household durables—1.6%
GoPro, Inc., Class A*	138,718	1,237,364
Hooker Furnishings Corp.	5,257	88,633
iRobot Corp.*	8,995	455,597
Lovesac Co.*	12,572	551,156
Meritage Homes Corp.*	5,244	432,892
Sonos, Inc.*,1	56,560	1,290,699
Toll Brothers, Inc.	21,926	1,016,709
TopBuild Corp.*	1,193	216,100

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Tri Pointe Homes, Inc.*	14,477	299,240
		5,588,390
Insurance—2.1%
BRP Group, Inc., Class A*	19,043	440,274
Everest Re Group Ltd.	6,246	1,715,839
Goosehead Insurance, Inc., Class A	23,411	1,345,898
Heritage Insurance Holdings, Inc.	6,211	26,459
James River Group Holdings Ltd.	16,369	388,109
Kinsale Capital Group, Inc.	4,679	1,037,287
Lincoln National Corp.	3,671	220,811
RenaissanceRe Holdings Ltd.	14,742	2,115,772
		7,290,449
Interactive media & services—1.1%
Outbrain, Inc.*	35,501	319,509
Vimeo, Inc.*	67,767	690,546
Yelp, Inc.*	45,917	1,493,680
ZipRecruiter, Inc., Class A*	69,650	1,567,821
		4,071,556
Internet & catalog retail—0.3%
ThredUp, Inc., Class A*,1	135,817	895,034

Internet & direct marketing retail—0.5%
1-800-Flowers.com, Inc., Class A*	16,410	167,382
Fiverr International Ltd.*,1	22,913	1,220,117
Porch Group, Inc.*	142,767	528,238
		1,915,737
IT services—4.6%
Brightcove, Inc.*	36,567	257,797
CSG Systems International, Inc.	32,783	2,015,171
ExlService Holdings, Inc.*	8,336	1,134,946
Globant SA*	27,538	5,947,933
GoDaddy, Inc., Class A*	17,201	1,390,013
Grid Dynamics Holdings, Inc.*	115,822	1,612,242
IBEX Holdings Ltd.*,1	292	4,523
Information Services Group, Inc.	20,243	126,924
International Money Express, Inc.*	24,117	479,205
Limelight Networks, Inc.*	51,576	184,126

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Rackspace Technology, Inc.*,1	23,217	229,616
Squarespace, Inc., Class A*,1	72,250	1,442,833
TaskUS, Inc.*	16,370	472,929
Unisys Corp.*	23,113	328,436
WEX, Inc.*	3,330	553,579
WNS Holdings Ltd., ADR*	2,593	203,214
		16,383,487
Leisure products—0.3%
Johnson Outdoors, Inc., Class A	573	43,823
MasterCraft Boat Holdings, Inc.*	8,502	204,643
Polaris, Inc.	6,173	586,065
Smith & Wesson Brands, Inc.	22,432	307,991
		1,142,522
Life sciences tools & services—1.0%
Azenta, Inc.	10,716	803,271
Inotiv, Inc.*,1	21,061	300,119
Medpace Holdings, Inc.*	17,861	2,385,694
Personalis, Inc.*	7,500	42,000
		3,531,084
Machinery—2.9%
AGCO Corp.	9,118	1,161,633
Commercial Vehicle Group, Inc.*	5,045	36,223
Kadant, Inc.	13,829	2,558,365
Kornit Digital Ltd.*	46,253	3,075,825
Proto Labs, Inc.*	12,476	531,602
REV Group, Inc.	14,928	177,942
Terex Corp.	41,299	1,404,166
Titan International, Inc.*	69,411	962,036
Wabash National Corp.	26,957	385,755
		10,293,547
Metals & mining—0.3%
MP Materials Corp.*	11,190	425,668
Ryerson Holding Corp.	6,887	253,510

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Metals & mining—(concluded)
Schnitzer Steel Industries, Inc., Class A	5,433	247,908
		927,086
Multiline retail—0.7%
Nordstrom, Inc.	34,489	886,367
Ollie's Bargain Outlet Holdings, Inc.*	33,183	1,594,443
		2,480,810
Oil, gas & consumable fuels—1.4%
California Resources Corp.	24,409	981,486
Clean Energy Fuels Corp.*	26,949	157,921
Gulfport Energy Corp.*	1,298	121,986
Matador Resources Co.	14,970	730,835
Oasis Petroleum, Inc.	4,958	657,728
Ovintiv, Inc.	4,450	227,796
Par Pacific Holdings, Inc.*	29,263	429,288
SilverBow Resources, Inc.*	44,789	1,639,278
		4,946,318
Paper & forest products—0.3%
Louisiana-Pacific Corp.	17,114	1,104,195

Personal products—0.8%
Herbalife Nutrition Ltd.*	18,220	484,287
Medifast, Inc.	6,236	1,112,253
Nu Skin Enterprises, Inc., Class A	13,056	556,708
USANA Health Sciences, Inc.*	10,194	781,472
		2,934,720
Pharmaceuticals—1.6%
Aerie Pharmaceuticals, Inc.*,1	65,516	465,819
Amneal Pharmaceuticals, Inc.*	124,141	479,184
Amphastar Pharmaceuticals, Inc.*	35,584	1,262,164
Harmony Biosciences Holdings, Inc.*	14,330	645,423
Ikena Oncology, Inc.*	1,800	6,984
Intra-Cellular Therapies, Inc.*	19,722	998,130
NGM Biopharmaceuticals, Inc.*	21,016	262,280
Pacira BioSciences, Inc.*	10,889	811,993
Paratek Pharmaceuticals, Inc.*,1	43,327	95,753
Progenics Pharmaceuticals, Inc.*,2,3	76,855	0
Theravance Biopharma, Inc.*	50,249	484,903

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
WaVe Life Sciences Ltd.*	36,002	70,204
		5,582,837

Professional services—3.3%
CRA International, Inc.	4,912	404,602
Exponent, Inc.	34,204	3,277,085
Forrester Research, Inc.*	11,533	642,273
Heidrick & Struggles International, Inc.	9,933	317,459
Insperity, Inc.	19,947	2,115,379
KBR, Inc.	45,879	2,258,623
Kforce, Inc.	7,307	511,855
TriNet Group, Inc.*	23,544	2,088,353
		11,615,629

Real estate management & development—0.2%
Compass, Inc.*	14,200	77,106
Forestar Group, Inc.*	15,045	245,384
Marcus & Millichap, Inc.	8,687	389,091
RMR Group, Inc., Class A	3,472	94,716
		806,297

Road & rail—0.9%
Daseke, Inc.*	28,268	237,451
Landstar System, Inc.	12,138	1,880,176
PAM Transportation Services, Inc.*	5,433	165,109
Universal Logistics Holdings, Inc.	5,401	109,532
Werner Enterprises, Inc.	17,166	680,289
XPO Logistics, Inc.*	1,745	93,864
		3,166,421

Semiconductors & semiconductor equipment—2.4%
Ambarella, Inc.*	14,978	1,229,394
Amkor Technology, Inc.	30,315	570,225
CEVA, Inc.*	5,595	203,323
Power Integrations, Inc.	39,849	3,187,920
SiTime Corp.*	8,418	1,419,022
SMART Global Holdings, Inc.*,1	36,154	819,250

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Synaptics, Inc.*	7,918	1,175,348
		8,604,482

Software—16.0%
8x8, Inc.*	60,510	554,877
A10 Networks, Inc.	91,604	1,308,105
Agilysys, Inc.*	22,201	817,219
Alarm.com Holdings, Inc.*	59,145	3,612,577
Avalara, Inc.*	22,563	1,716,367
Avaya Holdings Corp.*	70,123	648,638
Benefitfocus, Inc.*	18,971	202,041
Blackbaud, Inc.*	14,485	840,275
Blackline, Inc.*	49,226	3,300,603
Box, Inc., Class A*	99,312	3,040,933
ChannelAdvisor Corp.*	13,941	202,284
CoreCard Corp.*,1	3,699	84,300
CyberArk Software Ltd.*	7,420	1,165,979
Descartes Systems Group, Inc.*	38,081	2,366,734
Domo, Inc., Class B*	6,581	272,585
Dropbox, Inc., Class A*	96,384	2,096,352
Duck Creek Technologies, Inc.*	4,366	69,550
Five9, Inc.*	17,928	1,973,873
Gitlab, Inc.*	3,994	191,432
InterDigital, Inc.	6,934	394,198
Kaltura, Inc.*	33,188	51,441
Model N, Inc.*	69,657	1,799,937
Momentive Global, Inc.*	18,433	291,610
NCR Corp.*	24,397	854,627
Nutanix, Inc., Class A*	64,181	1,606,450
ON24, Inc.*	20,545	260,305
OneSpan, Inc.*	35,016	494,776
Paylocity Holding Corp.*	21,863	4,145,881
Pegasystems, Inc.	57,970	4,439,922
PROS Holdings, Inc.*	41,414	1,156,693
Rapid7, Inc.*	11,124	1,062,565
Rimini Street, Inc.*	32,764	188,721
Sprout Social, Inc., Class A*	25,594	1,568,400
SPS Commerce, Inc.*	45,014	5,385,025
Tenable Holdings, Inc.*	26,106	1,441,834
Upland Software, Inc.*	19,709	294,058
UserTesting, Inc.*,1	70,022	546,872

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Varonis Systems, Inc. *	27,358	1,181,866
Workiva, Inc.*	44,298	4,275,200
Zeta Global Holdings Corp.*	56,749	614,592
Zuora, Inc., Class A*	37,668	458,420
		56,978,117
Specialty retail—5.8%
Abercrombie & Fitch Co., Class A*	822	28,425
Asbury Automotive Group, Inc.*	3,294	605,141
Boot Barn Holdings, Inc.*	17,328	1,560,560
Caleres, Inc.	18,103	415,102
Citi Trends, Inc.*	5,911	165,331
Five Below, Inc.*	31,452	4,941,109
Floor & Decor Holdings, Inc., Class A*	42,292	3,371,518
Haverty Furniture Cos., Inc.	9,923	246,388
Hibbett, Inc.	5,616	242,499
Lithia Motors, Inc.	3,456	978,497
MarineMax, Inc.*	9,337	382,070
Murphy USA, Inc.	15,709	3,669,622
National Vision Holdings, Inc.*	61,219	2,304,895
Signet Jewelers Ltd.	14,261	1,001,122
Sleep Number Corp.*	4,439	180,046
Sportsman's Warehouse Holdings, Inc.*	36,509	350,852
		20,443,177

Technology hardware, storage & peripherals—0.6%
Avid Technology, Inc.*	44,796	1,420,481
Diebold Nixdorf, Inc.*	21,520	88,232
Stratasys Ltd.*	34,929	677,273
		2,185,986
Textiles, apparel & luxury goods—0.2%
Deckers Outdoor Corp.*	2,220	589,965
Superior Group of Cos., Inc.	1,111	17,665
		607,630
Thrifts & mortgage finance—0.1%
Axos Financial, Inc.*	7,909	299,593
Luther Burbank Corp.	729	9,674

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thrifts & mortgage finance—(concluded)
Waterstone Financial, Inc.	13,692	219,893
		529,160
Tobacco—0.0%†
Turning Point Brands, Inc.	5,391	169,224

Trading companies & distributors—0.7%
Applied Industrial Technologies, Inc.	4,652	487,018
BlueLinx Holdings, Inc.*	2,104	140,274
Boise Cascade Co.	22,609	1,708,788
Global Industrial Co.	3,513	108,411
Textainer Group Holdings Ltd.	5,539	185,778
		2,630,269
Total common stocks (cost—$365,199,804)		351,038,314

Short-term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 0.290%[4] (cost—$4,407,890)	4,407,890	4,407,890

Investment of cash collateral from securities loaned—1.2%
Money market funds—1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[4] (cost—$4,248,818)	4,248,818	4,248,818
Total investments (cost—$373,856,512)[5]—101.2%		359,695,022
Liabilities in excess of other assets—(1.2)%		(4,313,647)
Net assets—100.0%		$355,381,375

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	351,038,314	—	—	351,038,314
Short-term investments	—	4,407,890	—	4,407,890
Investment of cash collateral from securities loaned	—	4,248,818	—	4,248,818
Total	351,038,314	8,656,708	—	359,695,022

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rates shown reflect yield at April 30, 2022.
5	Includes $ 11,323,934 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $ 4,248,818 and non-cash collateral of $ 7,944,261 .

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1
As a percentage of net assets as of April 30, 2022

Common stocks
Aerospace & defense	2.0%
Air freight & logistics	0.4
Auto components	1.2
Automobiles	2.8
Banks	11.4
Beverages	1.2
Biotechnology	1.6
Building products	1.2
Capital markets	0.6
Chemicals	3.3
Commercial services & supplies	1.6
Communications equipment	0.3
Construction & engineering	0.9
Construction materials	1.0
Diversified financial services	0.4
Diversified telecommunication services	3.3
Electric utilities	3.2
Electrical equipment	0.9
Electronic equipment, instruments & components	2.6
Energy equipment & services	0.2
Entertainment	1.0
Equity real estate investment trusts	0.7
Food & staples retailing	1.8
Food products	2.6
Gas utilities	1.3
Health care equipment & supplies	1.3
Health care providers & services	0.2
Health care technology	0.0	†
Hotels, restaurants & leisure	0.1
Household durables	2.6
Independent power and renewable electricity producers	0.3
Industrial conglomerates	3.2
Insurance	5.8
Interactive media & services	0.3
Internet & direct marketing retail	0.6
IT services	2.2
Leisure products	0.5
Life sciences tools & services	0.2
Machinery	3.2
Marine	0.7
Media	1.1
Metals & mining	1.6
Multi-utilities	0.7
Multiline retail	0.3
Oil, gas & consumable fuels	6.3
Personal products	0.9
Pharmaceuticals	11.9
Professional services	1.7
Real estate management & development	1.2
Road & rail	1.2
Semiconductors & semiconductor equipment	5.0
Software	2.7
Specialty retail	1.0
Technology hardware, storage & peripherals	1.0
Textiles, apparel & luxury goods	2.6
Tobacco	1.3
Trading companies & distributors	1.5
Transportation infrastructure	0.1
Wireless telecommunication services	0.7
Total common stocks	111.5
Preferred stocks
Automobiles	0.2
Chemicals	0.0	†
Total preferred stocks	0.2

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1
As a percentage of net assets as of April 30, 2022

Short-term investments	0.8
Investment of cash collateral from securities loaned	2.3
Total investments before investments sold short	114.8
Investments sold short
Aerospace & defense	(0.4)
Airlines	(0.3)
Auto components	(0.1)
Banks	(0.3)
Beverages	(0.2)
Biotechnology	(0.2)
Building products	(0.1)
Capital markets	(0.0)†
Chemicals	(0.9)
Construction & engineering	(0.2)
Diversified financial services	(0.0)†
Diversified telecommunication services	(0.5)
Electric utilities	(0.3)
Electrical equipment	(0.5)
Electronic equipment, instruments & components	(0.0)†
Entertainment	(0.5)
Equity real estate investment trusts	(0.5)
Food & staples retailing	(0.4)
Food products	(0.2)
Gas utilities	(0.1)
Health care equipment & supplies	(0.4)
Health care providers & services	(0.2)
Hotels, restaurants & leisure	(1.0)
Household durables	(0.0)†
Household products	(0.3)
Industrial conglomerates	(0.4)
Insurance	(0.4)
Interactive media & services	(0.3)
Internet & direct marketing retail	(0.3)
IT services	(0.4)
Life sciences tools & services	(0.0)†
Machinery	(0.7)
Media	(0.1)
Metals & mining	(0.3)
Multiline retail	(0.1)
Oil, gas & consumable fuels	(0.1)
Paper & forest products	(0.3)
Personal products	(0.3)
Pharmaceuticals	(0.3)
Real estate management & development	(0.5)
Road & rail	(0.5)
Semiconductors & semiconductor equipment	(0.3)
Software	(0.2)
Specialty retail	(0.1)
Transportation infrastructure	(0.1)
Wireless telecommunication services	(0.0)†
Total investments sold short	(13.3)
Liabilities in excess of other assets	(1.5)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—111.5%
Australia—4.8%
Aristocrat Leisure Ltd.[1]	20,089	466,111
ASX Ltd.[2]	21,238	1,284,042
Aurizon Holdings Ltd.	1,999,139	5,645,800
Australia & New Zealand Banking Group Ltd.[1]	43,949	836,314
BHP Group Ltd.[1]	86,583	2,893,208
BlueScope Steel Ltd.	101,730	1,446,152
Commonwealth Bank of Australia[1]	5,446	395,834
CSL Ltd.[1]	3,097	591,063
Dexus[1]	209,076	1,634,675
Endeavour Group Ltd.	30,963	169,493
Goodman Group[1]	63,394	1,055,123
Medibank Pvt. Ltd.	303,676	682,403
National Australia Bank Ltd.	130,995	2,990,442
Northern Star Resources Ltd.	179,201	1,231,790
REA Group Ltd.[1]	25,222	2,259,586
Rio Tinto PLC[1]	51,225	3,619,361
Sonic Healthcare Ltd.[1]	52,713	1,361,377
South32 Ltd.	424,822	1,414,800
Stockland	435,684	1,261,056
Telstra Corp. Ltd.	456,071	1,294,625
Vicinity Centres	484,947	632,766
Wesfarmers Ltd.[1]	59,028	2,042,550
Westpac Banking Corp.	95,734	1,602,586
WiseTech Global Ltd.	63,945	1,982,474
Woolworths Group Ltd.[1]	107,382	2,905,012
		41,698,643
Austria—0.7%
Erste Group Bank AG	64,894	2,020,524
OMV AG	45,456	2,323,603
Raiffeisen Bank International AG	39,023	444,211
Verbund AG1	4,205	449,469
voestalpine AG	40,382	1,050,855
		6,288,662
Belgium—0.1%
Anheuser-Busch InBev SA/N.V.[1]	2,846	163,757

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
KBC Group N.V.	10,073	685,285
		849,042
Canada—1.9%
Constellation Software, Inc.	5,026	7,910,262
Fairfax Financial Holdings Ltd.	15,145	8,321,645
		16,231,907
China—1.0%
Alibaba Group Holding Ltd., ADR*	21,031	2,041,900
BeiGene Ltd., ADR*	7,432	1,189,120
BOC Hong Kong Holdings Ltd.	40,500	146,604
Chow Tai Fook Jewellery Group Ltd.*	559,600	938,294
Prosus N.V.	57,838	2,789,449
Sinopharm Group Co. Ltd., Class H	108,250	249,102
Wuxi Biologics Cayman, Inc.*,3	217,669	1,606,574
		8,961,043
Denmark—4.6%
AP Moller - Maersk AS, Class B1	396	1,146,114
Coloplast AS, Class B1	22,468	3,027,084
Genmab A/S*	34,146	12,007,148
GN Store Nord A/S1	15,615	586,024
ISS A/S*	146,610	2,406,462
Novo Nordisk AS, ADR	87,013	9,919,482
Novo Nordisk AS, Class B	91,411	10,441,534
Pandora A/S	11,070	972,017
		40,505,865
Finland—1.4%
Kesko Oyj, Class B	15,666	394,414
Kone Oyj, Class B1	62,072	2,984,279
Neste Oyj	73,610	3,158,519
Nokia Oyj*	292,716	1,484,090
Nordea Bank Abp	392,547	3,913,724
Orion Oyj, Class B	16,255	637,562
		12,572,588
France—9.2%
Aeroports de Paris*	1,263	178,651

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Air Liquide SA1	4,192	725,251
Airbus SE1	37,701	4,127,198
AXA SA1,2	75,058	1,985,661
Bouygues SA2	151,991	5,225,944
Bureau Veritas SA	5,897	169,401
Capgemini SE1	3,454	703,162
Cie de Saint-Gobain	87,316	5,093,855
Cie Generale des Etablissements Michelin SCA[2]	9,037	1,119,322
Dassault Aviation SA	37,748	6,334,308
Edenred[1]	802	40,278
Engie SA1,2	444,925	5,250,324
EssilorLuxottica SA1	1,864	317,342
Hermes International	2,923	3,604,225
Kering SA	8,065	4,291,164
L'Oreal SA1	11,191	4,071,396
Legrand SA	8,541	756,854
LVMH Moet Hennessy Louis Vuitton SE1	9,208	5,958,819
Pernod Ricard SA1	4,580	945,239
Safran SA	19,734	2,119,401
Sanofi[1,2]	143,647	15,182,753
Sartorius Stedim Biotech	1,522	498,043
SEB SA	2,065	247,980
Societe Generale SA	106,199	2,552,391
Teleperformance	1,586	569,233
Thales SA1	6,575	841,764
TotalEnergies SE1	113,356	5,566,116
Valeo	15,446	280,825
Vinci SA1,2	16,623	1,612,994
Wendel SE	1,717	171,072
		80,540,966
Germany—6.6%
adidas AG	14,520	2,928,091
Allianz SE1	67,072	15,133,729
BASF SE1	86,254	4,542,392
Bayerische Motoren Werke AG	4,048	330,583
Continental AG*	83,901	5,750,668
Daimler Truck Holding AG*	29,546	794,632
Deutsche Post AG1	57,916	2,474,314
Deutsche Telekom AG1	136,121	2,507,505
Evonik Industries AG	273,098	7,143,253

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
GEA Group AG	19,361	753,655
Hannover Rueck SE	2,404	373,655
HelloFresh SE*	37,698	1,589,129
Infineon Technologies AG	53,900	1,529,855
Mercedes-Benz Group AG1	42,673	2,978,625
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares[1]	12,774	3,042,009
Puma SE	17,361	1,277,398
RWE AG1	28,474	1,182,223
SAP SE1	29,372	2,976,733
Symrise AG	5,125	609,846
		57,918,295
Hong Kong—2.6%
AIA Group Ltd.[1]	94,400	927,363
CK Asset Holdings Ltd.[1]	627,000	4,250,520
Hong Kong Exchanges & Clearing Ltd.	44,298	1,879,076
Jardine Matheson Holdings Ltd.	105,200	5,572,318
Link REIT[1]	15,000	129,567
Melco Resorts & Entertainment Ltd., ADR*,1	41,517	237,477
New World Development Co. Ltd.[1]	54,000	206,539
Sun Hung Kai Properties Ltd.[1]	190,000	2,188,246
Swire Pacific Ltd., Class A1	82,500	469,912
Swire Properties Ltd.[1]	139,000	333,121
WH Group Ltd.[3]	8,862,689	6,120,565
		22,314,704
India—1.0%
HDFC Bank Ltd., ADR	83,743	4,623,451
Tata Consultancy Services Ltd.	91,489	4,216,575
		8,840,026
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	15,484,954	5,159,386

Israel—1.2%
Azrieli Group Ltd.	6,623	568,904
Bank Hapoalim BM	269,740	2,500,816
Bank Leumi Le-Israel BM	292,772	3,072,568
Check Point Software Technologies Ltd.*	7,967	1,006,152
Israel Discount Bank Ltd., Class A	132,500	782,603

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Mizrahi Tefahot Bank Ltd.	35,916	1,328,521
Nice Ltd.*	3,034	630,857
Teva Pharmaceutical Industries Ltd., ADR*	72,941	635,316
		10,525,737
Italy—5.3%
Assicurazioni Generali SpA[1,2]	178,401	3,377,680
Coca-Cola HBC AG	69,297	1,404,919
DiaSorin SpA[1,2]	2,915	381,841
Enel SpA[1]	2,269,560	14,758,705
Eni SpA	799,934	11,182,110
Ferrari N.V.	10,488	2,208,298
Intesa Sanpaolo SpA	730,772	1,489,106
Moncler SpA	25,460	1,326,306
Snam SpA	1,818,941	9,976,166
Terna - Rete Elettrica Nazionale	14,251	116,232
UniCredit SpA[2]	52,448	485,410
		46,706,773
Japan—28.4%
Advantest Corp.	34,200	2,334,084
Aisin Corp.	16,200	470,619
Asahi Kasei Corp.	437,200	3,587,090
Astellas Pharma, Inc.	66,200	1,007,942
Bridgestone Corp.	33,600	1,231,564
Brother Industries Ltd.	23,900	415,372
Canon, Inc.	72,000	1,656,659
Central Japan Railway Co.[1]	9,700	1,221,086
Chugai Pharmaceutical Co. Ltd.	76,900	2,304,320
Coca-Cola Bottlers Japan Holdings, Inc.	246,600	2,764,497
Dai-ichi Life Holdings, Inc.	139,300	2,789,345
Daiichi Sankyo Co. Ltd.	9,000	226,610
Daikin Industries Ltd.[1]	6,500	993,314
Daito Trust Construction Co. Ltd.	14,400	1,386,890
Daiwa House Industry Co. Ltd.[1]	25,000	601,004
Dentsu Group, Inc.[1]	19,600	706,417
Disco Corp.	6,900	1,688,777
East Japan Railway Co.	64,100	3,342,607
Eisai Co. Ltd.	29,900	1,302,173
FANUC Corp.[1]	38,509	5,900,659
FUJIFILM Holdings Corp.	110,100	6,052,334

PACE International Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Fujitsu Ltd.	35,800	5,411,140
Hirose Electric Co. Ltd.	3,400	431,371
Hitachi Ltd.	101,900	4,832,755
Honda Motor Co. Ltd.	448,300	11,791,882
Hoshizaki Corp.	5,400	342,049
Hoya Corp.[1]	11,900	1,180,981
Iida Group Holdings Co. Ltd.	8,300	132,008
Inpex Corp.	30,300	360,514
Isuzu Motors Ltd.	190,800	2,225,831
ITOCHU Corp.[1]	2,300	69,416
Itochu Techno-Solutions Corp.	61,000	1,428,363
Japan Exchange Group, Inc.	44,400	661,134
Japan Post Bank Co. Ltd.	160,400	1,210,104
Japan Post Insurance Co. Ltd.	43,400	701,769
Japan Tobacco, Inc.[1]	72,700	1,236,757
Kajima Corp.	8,100	90,270
Kakaku.com, Inc.	32,000	670,138
Kansai Paint Co. Ltd.	31,600	435,193
Kao Corp.	14,000	561,099
KDDI Corp.[1]	89,300	2,957,142
Keyence Corp.[1]	21,723	8,732,735
Kirin Holdings Co. Ltd.	99,000	1,443,195
Konami Holdings Corp.[1]	12,400	762,518
Kyocera Corp.	160,200	8,411,611
M3, Inc.[1]	1,100	35,127
Marubeni Corp.	132,300	1,444,136
Mazda Motor Corp.	80,100	568,770
MISUMI Group, Inc.	58,200	1,459,325
Mitsubishi Chemical Holdings Corp.	218,400	1,331,725
Mitsubishi Corp.[1]	31,900	1,071,059
Mitsubishi Electric Corp.	664,000	6,954,928
Mitsubishi Heavy Industries Ltd.	55,000	1,880,456
Mitsubishi UFJ Financial Group, Inc.[1]	43,300	251,719
Mitsui & Co. Ltd.[1]	89,800	2,174,578
Mitsui Chemicals, Inc.	53,700	1,226,931
Mizuho Financial Group, Inc.[1]	22,300	270,782
Murata Manufacturing Co. Ltd.	21,300	1,269,639
NEC Corp.[1]	1,000	38,796
Nexon Co. Ltd.[1]	53,500	1,218,254
Nintendo Co. Ltd.[1]	13,600	6,206,914
NIPPON EXPRESS HOLDINGS, Inc.	10,900	639,075

PACE International Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Nippon Paint Holdings Co. Ltd.[2]	38,100	301,803
Nippon Steel Corp.	134,900	2,142,020
Nippon Telegraph & Telephone Corp.[1]	448,600	13,219,946
Nitto Denko Corp.	51,000	3,423,166
Nomura Holdings, Inc.	38,100	146,702
Nomura Research Institute Ltd.[1]	106,600	3,014,266
Omron Corp.	9,000	530,587
Otsuka Holdings Co. Ltd.	120,600	4,052,451
Panasonic Holdings Corp.	79,200	705,925
Recruit Holdings Co. Ltd.	164,432	5,965,855
Resona Holdings, Inc.	20,500	89,143
Ricoh Co. Ltd.	21,600	157,721
Santen Pharmaceutical Co. Ltd.	65,800	535,262
SCSK Corp.	2,300	36,566
Secom Co. Ltd.	99,100	6,972,126
Seiko Epson Corp.	24,500	345,144
Sekisui Chemical Co. Ltd.	432,500	5,856,541
Sekisui House Ltd.	8,700	151,101
SG Holdings Co. Ltd.	10,200	179,751
Shimadzu Corp.	91,800	3,001,138
Shimano, Inc.	23,200	4,110,676
Shin-Etsu Chemical Co. Ltd.[1]	14,700	2,020,287
SMC Corp.[1]	500	242,110
SoftBank Corp.	137,200	1,596,715
SoftBank Group Corp.	32,400	1,332,620
Sohgo Security Services Co. Ltd.	7,200	200,007
Sony Group Corp.[1]	136,200	11,754,198
Square Enix Holdings Co. Ltd.	4,800	191,644
Subaru Corp.	7,800	118,363
Sumitomo Chemical Co. Ltd.	193,400	822,376
Sumitomo Corp.	176,900	2,799,200
Sumitomo Mitsui Financial Group, Inc.[1]	80,800	2,441,286
Suntory Beverage & Food Ltd.	13,600	535,854
Suzuki Motor Corp.	111,782	3,369,679
Takeda Pharmaceutical Co. Ltd.	536,700	15,573,168
TDK Corp.	26,100	806,274
Tokio Marine Holdings, Inc.[1]	158,900	8,591,511
Tokyo Electron Ltd.[1]	11,300	4,767,994
Tokyo Gas Co. Ltd.	61,900	1,185,660
Toray Industries, Inc.	93,900	445,019
Tosoh Corp.	136,000	1,877,958

PACE International Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toyota Industries Corp.	100,100	6,003,676
Yamaha Motor Co. Ltd.	24,800	512,013
ZOZO, Inc.	24,100	504,593
		248,735,647
Netherlands—5.3%
Adyen N.V.*,3	2,755	4,620,943
ASML Holding N.V.[1]	18,152	10,301,958
ASML Holding N.V. NY Registered Shares	10,972	6,185,685
Koninklijke Ahold Delhaize N.V.[1]	69,014	2,035,635
Koninklijke Philips N.V.	193,256	5,049,995
Randstad N.V.	39,475	2,087,404
Shell PLC	597,378	16,037,145
		46,318,765
New Zealand—0.2%
Auckland International Airport Ltd.*	71,384	358,562
Xero Ltd.*	16,938	1,116,928
		1,475,490
Norway—0.4%
Equinor ASA	91,902	3,106,247
Gjensidige Forsikring ASA	26,695	570,723
		3,676,970
Poland—0.1%
InPost SA*,2	94,956	582,163

Portugal—0.1%
Jeronimo Martins, SGPS SA	39,799	828,481

Singapore—4.7%
Ascendas REIT	98,800	203,279
DBS Group Holdings Ltd.	502,753	12,197,098
Keppel Corp. Ltd.	11,800	58,195
Mapletree Commercial Trust	100,600	135,299
Mapletree Logistics Trust	668,500	858,569
Oversea-Chinese Banking Corp. Ltd.	495,100	4,395,787
Singapore Technologies Engineering Ltd.	88,100	259,465
Singapore Telecommunications Ltd.	2,416,800	4,823,434
STMicroelectronics N.V.	139,148	5,141,124

PACE International Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
United Overseas Bank Ltd.	619,698	13,265,403
		41,337,653
Spain—1.7%
Banco Bilbao Vizcaya Argentaria SA	206,293	1,082,471
Banco Santander SA [2]	3,478,002	10,163,933
Iberdrola SA1	17,970	206,490
Industria de Diseno Textil SA1	115,000	2,411,235
Red Electrica Corp. SA	31,288	629,961
		14,494,090
Sweden—2.5%
Alfa Laval AB [2]	72,540	2,019,243
Assa Abloy AB, Class B [2]	115,464	2,918,021
Atlas Copco AB, Class A	19,815	898,350
EQT AB	3,464	98,038
Fastighets AB Balder, Class B*	3,694	183,101
Husqvarna AB, Class B [2]	69,577	665,094
Investor AB, Class B1	98,361	1,892,751
Lundin Energy AB	25,297	1,045,926
Sandvik AB [2]	129,853	2,457,898
Skandinaviska Enskilda Banken AB, Class A	3,112	34,898
Skanska AB, Class B	45,905	876,886
Swedbank AB, Class A	27,876	440,977
Telefonaktiebolaget LM Ericsson, Class B	184,707	1,473,449
Telia Co. AB	1,622,805	6,735,637
		21,740,269
Switzerland—6.3%
Cie Financiere Richemont SA, Class A	17,770	2,064,708
Geberit AG	2,350	1,340,143
Givaudan SA1	3	11,924
Holcim AG*,1	84,847	4,148,637
Kuehne & Nagel International AG1	17,355	4,854,996
Nestle SA Registered Shares[1]	92,107	11,890,468
Novartis AG1	178,548	15,778,151
Partners Group Holding AG	1,037	1,098,699
Roche Holding AG1	16,548	6,136,225
Schindler Holding AG, Participation Certificates	6,851	1,316,252
SGS SA	559	1,436,362
Sonova Holding AG, Registered Shares[1]	2,330	840,259

PACE International Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Temenos AG	39,603	3,997,755
		54,914,579
Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	4,068,595
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,018	4,462,313
		8,530,908
United Kingdom—16.5%
Associated British Foods PLC [2]	249,518	4,993,042
AstraZeneca PLC	51,878	6,922,666
BAE Systems PLC[1]	369,908	3,416,713
Barclays PLC	219,299	403,102
Barratt Developments PLC	126,050	771,179
Berkeley Group Holdings PLC*	3,634	184,304
BP PLC[1]	2,575,148	12,432,283
CK Hutchison Holdings Ltd.	2,275,000	15,965,784
Coca-Cola Europacific Partners PLC	17,163	857,292
DCC PLC	20,063	1,520,152
Diageo PLC[1]	49,629	2,475,934
Experian PLC	46,185	1,594,969
GlaxoSmithKline PLC[1]	613,393	13,827,461
Hargreaves Lansdown PLC	28,435	325,534
HSBC Holdings PLC[1]	793,494	4,958,646
Imperial Brands PLC	485,324	10,102,277
InterContinental Hotels Group PLC[1]	3,738	238,633
Intertek Group PLC	21,954	1,368,062
Kingfisher PLC	1,784,343	5,627,050
Legal & General Group PLC	632,717	1,972,239
Lloyds Banking Group PLC	22,977,663	13,050,455
M&G PLC	603,582	1,602,477
Next PLC	12,200	913,788
Persimmon PLC	63,972	1,666,104
RELX PLC	46,979	1,399,527
SSE PLC	506,546	11,764,949
Taylor Wimpey PLC	797,533	1,254,325
Tesco PLC	2,305,464	7,832,394
Travis Perkins PLC	202,888	3,094,534
Unilever PLC[1]	60,800	2,826,599

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
WPP PLC	721,841	8,997,649
		144,360,123
United States—3.3%
Aptiv PLC*	19,578	2,083,099
Atlassian Corp. PLC, Class A*	12,494	2,809,026
Brookfield Renewable Corp., Class A	79,198	2,843,208
CyberArk Software Ltd.*	6,559	1,030,681
Ferguson PLC	20,848	2,615,365
Inmode Ltd.*	986	24,759
James Hardie Industries PLC	174,692	5,036,063
SolarEdge Technologies, Inc.*	13,096	3,279,370
Swiss Re AG	24,382	1,999,490
Tenaris SA	130,836	1,999,460
Waste Connections, Inc.	34,322	4,735,406
		28,455,927
Total common stocks (cost—$947,015,717)		974,564,702

Preferred stocks—0.2%
Germany—0.2%
FUCHS PETROLUB SE	5,080	160,229
Volkswagen AG1	9,645	1,493,687
Total preferred stocks (cost—$2,858,261)		1,653,916

Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 0.290%[4] (cost—$7,398,566)	7,398,566	7,398,566

Investment of cash collateral from securities loaned—2.3%
Money market funds—2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[4] (cost—$19,949,156)	19,949,156	19,949,156

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Total investments before investments sold short (cost—$977,221,700)[5]—114.8%		1,003,566,340

Investments sold short—(13.3)%
Common stocks—(13.2)%
Australia—(1.1)%
APA Group	(45,280)	(363,830)
Crown Resorts Ltd.	(74,357)	(673,239)
Domino's Pizza Enterprises Ltd.	(20,244)	(1,061,213)
Fortescue Metals Group Ltd.	(166,279)	(2,512,986)
Qantas Airways Ltd.	(76,583)	(296,746)
Tabcorp Holdings Ltd.	(1,148,035)	(4,390,333)
Washington H Soul Pattinson & Co. Ltd.	(32,330)	(629,986)
		(9,928,333)
Belgium—(0.3)%
Elia Group SA/NV	(2,354)	(374,706)
Proximus SADP	(80,783)	(1,411,950)
Sofina SA	(1,062)	(325,457)
		(2,112,113)
Denmark—(0.6)%
Chr Hansen Holding A/S	(32,164)	(2,505,887)
Danske Bank A/S	(73,600)	(1,128,939)
Vestas Wind Systems AS	(54,810)	(1,397,710)
		(5,032,536)
Finland—(0.3)%
Stora Enso Oyj, Class R	(65,097)	(1,281,076)
UPM-Kymmene Oyj	(47,110)	(1,629,643)
		(2,910,719)
France—(1.2)%
Adevinta ASA	(58,022)	(448,245)
BioMerieux	(1,543)	(146,896)
Bollore SA	(463,498)	(2,162,879)
Covivio	(4,280)	(304,811)
Credit Agricole SA	(54,198)	(585,233)
Dassault Aviation SA	(13,301)	(2,231,976)
Electricite de France SA	(349)	(3,173)
Remy Cointreau SA	(10,066)	(1,995,422)

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Unibail-Rodamco-Westfield	(34,196)	(2,453,105)
		(10,331,740)
Germany—(0.7)%
Bechtle AG	(6,795)	(313,995)
Continental AG	(5,251)	(359,909)
Fresenius Medical Care AG & Co. KGaA	(31,455)	(1,956,087)
Fresenius SE & Co. KGaA	(4,180)	(147,755)
KION Group AG	(17,286)	(961,550)
LANXESS AG	(10,281)	(397,423)
Nemetschek SE	(2,943)	(233,540)
Siemens Energy AG	(20,650)	(397,766)
Telefonica Deutschland Holding AG	(481,127)	(1,447,004)
		(6,215,029)
Hong Kong—(0.4)%
CLP Holdings Ltd.	(23,000)	(224,443)
HK Electric Investments & HK Electric Investments Ltd.	(62,500)	(61,691)
Hongkong Land Holdings Ltd.	(26,700)	(124,554)
MTR Corp. Ltd.	(104,500)	(555,219)
Wharf Real Estate Investment Co. Ltd.	(391,000)	(1,842,614)
Xinyi Glass Holdings Ltd.	(163,000)	(360,688)
		(3,169,209)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(1,049,679)

Italy—(0.1)%
Atlantia SpA	(28,882)	(688,996)
Telecom Italia SpA	(1,562,654)	(456,327)
		(1,145,323)
Japan—(4.9)%
Ajinomoto Co., Inc.	(21,700)	(563,799)
ANA Holdings, Inc.	(46,500)	(876,555)
Asahi Intecc Co. Ltd.	(33,400)	(645,419)
Azbil Corp.	(1,100)	(33,398)
Cosmos Pharmaceutical Corp.	(10,400)	(958,750)
Daiwa House REIT Investment Corp.	(202)	(491,668)

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Denso Corp.	(3,100)	(188,930)
Fuji Electric Co. Ltd.	(20,500)	(898,939)
Fujitsu Ltd.	(6,000)	(906,895)
GLP J-Reit	(338)	(456,089)
Hakuhodo DY Holdings, Inc.	(17,200)	(202,987)
Hikari Tsushin, Inc.	(5,400)	(632,303)
Hitachi Ltd.	(62,000)	(2,940,440)
Hulic Co. Ltd.	(74,700)	(630,722)
Japan Airlines Co. Ltd.	(74,100)	(1,223,352)
JSR Corp.	(94,800)	(2,574,304)
Kansai Electric Power Co., Inc.	(49,200)	(431,287)
Keio Corp.	(19,800)	(759,381)
Keisei Electric Railway Co. Ltd.	(32,900)	(806,690)
Kintetsu Group Holdings Co. Ltd.	(10,200)	(292,447)
Kobayashi Pharmaceutical Co. Ltd.	(800)	(54,556)
Kobe Bussan Co. Ltd.	(71,500)	(1,743,120)
Koei Tecmo Holdings Co. Ltd.	(3,800)	(116,527)
Koito Manufacturing Co. Ltd.	(5,900)	(216,498)
Kose Corp.	(12,200)	(1,252,464)
Kubota Corp.	(114,300)	(1,941,804)
Kurita Water Industries Ltd.	(51,800)	(1,767,225)
Kyowa Kirin Co. Ltd.	(55,800)	(1,176,084)
Lasertec Corp.	(16,100)	(2,150,982)
Lion Corp.	(116,900)	(1,204,471)
Lixil Corp.	(1,900)	(33,418)
Makita Corp.	(38,200)	(1,129,071)
Mercari, Inc.	(50,300)	(824,285)
Nippon Building Fund, Inc.	(100)	(519,130)
Nippon Sanso Holdings Corp.	(78,800)	(1,418,044)
Nippon Shinyaku Co. Ltd.	(2,800)	(189,375)
Obayashi Corp.	(33,400)	(229,696)
Odakyu Electric Railway Co. Ltd.	(128,300)	(1,942,853)
Olympus Corp.	(12,300)	(216,494)
Rakuten Group, Inc.	(233,500)	(1,641,477)
Ryohin Keikaku Co. Ltd.	(103,100)	(926,573)
SBI Holdings, Inc.	(3,900)	(87,232)
Shiseido Co. Ltd.	(11,500)	(543,622)
Sumitomo Dainippon Pharma Co. Ltd.	(71,400)	(636,003)
Sumitomo Realty & Development Co. Ltd.	(11,300)	(299,772)
Taisho Pharmaceutical Holdings Co. Ltd.	(19,500)	(768,064)

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Terumo Corp.	(22,400)	(666,739)
TIS, Inc.	(16,700)	(375,071)
Tobu Railway Co. Ltd.	(11,300)	(254,003)
Toho Co. Ltd.	(6,100)	(226,355)
Z Holdings Corp.	(502,500)	(1,972,734)
		(43,038,097)
Luxembourg—(0.0)%†
Eurofins Scientific SE	(475)	(44,145)

Netherlands—(0.7)%
Aegon N.V.	(564,931)	(2,928,986)
Argenx SE	(6,972)	(2,008,693)
ING Groep NV	(118,317)	(1,120,960)
		(6,058,639)
New Zealand—(0.3)%
Fisher & Paykel Healthcare Corp. Ltd.	(114,097)	(1,567,935)
Mercury NZ Ltd.	(254,665)	(987,350)
		(2,555,285)
Norway—(0.0)%†
Aker BP ASA	(4,212)	(150,911)

Singapore—(0.2)%
CapitaLand Integrated Commercial Trust	(33,887)	(56,781)
Capitaland Investment Ltd.	(268,500)	(814,146)
City Developments Ltd.	(83,500)	(511,948)
Singapore Airlines Ltd.	(25,500)	(100,512)
		(1,483,387)
South Africa—(0.1)%
Anglo American PLC	(8,248)	(365,312)

Spain—(0.7)%
ACS Actividades de Construccion y Servicios SA	(68,815)	(1,762,026)
Amadeus IT Group SA	(33,883)	(2,123,207)
Naturgy Energy Group SA	(23,445)	(705,280)
Red Electrica Corp. SA	(12,736)	(256,430)

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Spain—(concluded)
Siemens Gamesa Renewable Energy SA	(81,407)	(1,296,697)
		(6,143,640)
Sweden—(0.4)%
Electrolux AB	(22,678)	(345,849)
Embracer Group AB	(248,014)	(1,657,728)
Essity AB, B Shares	(34,811)	(918,000)
SKF AB, Class B	(21,237)	(346,857)
Tele2 AB, Class B	(23,312)	(308,984)
		(3,577,418)
Switzerland—(0.1)%
Barry Callebaut AG	(104)	(239,361)
Clariant AG	(7,789)	(132,984)
Temenos AG	(6,477)	(653,826)
		(1,026,171)
United Kingdom—(1.0)%
AVEVA Group PLC	(41,525)	(1,116,029)
BT Group PLC	(333,472)	(739,503)
Croda International PLC	(3,827)	(371,703)
Entain PLC	(133,892)	(2,515,874)
Informa PLC	(108,694)	(771,064)
Melrose Industries PLC	(438,844)	(637,683)
Ocado Group PLC	(83,915)	(959,706)
Phoenix Group Holdings PLC	(68,680)	(520,210)

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United Kingdom—(concluded)
Rolls-Royce Holdings PLC	(1,136,421)	(1,165,014)
		(8,796,786)
United States—(0.0)%†
QIAGEN N.V.	(2,356)	(108,652)
Total common stocks (cost—$(136,835,653))		(115,243,124)

Preferred stocks—(0.1)%
Germany—(0.1)%
Henkel AG & Co. KGaA (cost—$(1,619,888))	(18,610)	(1,194,972)
Total investments sold short (proceeds—$138,455,541)		(116,438,096)
Liabilities in excess of other assets—(1.5)%		(12,803,783)
Net assets—100.0%		$874,324,461

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
JPMCB	JPY	21,446,671	USD	167,606	05/02/22	2,346

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE International Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	158,943,430	815,621,272	—	974,564,702
Preferred stocks	—	1,653,916	—	1,653,916
Short-term investments	—	7,398,566	—	7,398,566
Investment of cash collateral from securities loaned	—	19,949,156	—	19,949,156
Forward foreign currency contracts	—	2,346	—	2,346
Total	158,943,430	844,625,256	—	1,003,568,686

Liabilities
Investments sold short	—	(116,438,096)	—	(116,438,096)

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,348,082, represented 1.4% of the Portfolio's net assets at period end.
4	Rates shown reflect yield at April 30, 2022.
5	Includes $48,482,474 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $20,491,419 and cash collateral of $19,949,156.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2022

Common stocks
Air freight & logistics	0.3%
Airlines	1.3
Auto components	0.3
Automobiles	1.9
Banks	15.6
Beverages	0.9
Capital markets	0.8
Chemicals	2.7
Construction materials	0.5
Consumer finance	0.8
Diversified telecommunication services	0.1
Electrical equipment	1.6
Electronic equipment, instruments & components	1.3
Entertainment	0.4
Food & staples retailing	2.6
Food products	3.8
Gas utilities	0.6
Health care providers & services	1.1
Hotels, restaurants & leisure	3.0
Household durables	2.2
Independent power and renewable electricity producers	0.4
Insurance	3.6
Interactive media & services	7.5
Internet & direct marketing retail	6.9
IT services	3.6
Life sciences tools & services	0.2
Machinery	1.0
Metals & mining	4.7
Oil, gas & consumable fuels	4.8
Paper & forest products	0.5
Personal products	0.9
Pharmaceuticals	1.3
Real estate management & development	1.3
Road & rail	0.9
Semiconductors & semiconductor equipment	9.4
Software	0.7
Specialty retail	0.5
Technology hardware, storage & peripherals	1.6
Textiles, apparel & luxury goods	0.6
Thrifts & mortgage finance	1.1
Transportation infrastructure	2.1
Wireless telecommunication services	0.7
Total common stocks	96.1
Preferred stocks
Banks	0.7
Chemicals	0.6
Technology hardware, storage & peripherals	0.3
Total preferred stocks	1.6
Short-term investments	0.9
Investment of cash collateral from securities loaned	2.0
Total investments	100.6
Liabilities in excess of other assets	(0.6)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—96.1%
Argentina—1.7%
MercadoLibre, Inc.*	5,540	5,393,910

Austria—0.3%
Mondi PLC	45,957	863,347

Brazil—7.4%
B3 SA - Brasil Bolsa Balcao	973,800	2,619,675
Banco Bradesco SA	561,020	1,691,928
Banco do Brasil SA	469,700	3,156,066
Hapvida Participacoes e Investimentos SA1	1,136,589	2,016,178
Hypera SA	121,100	916,587
Itau Unibanco Holding SA, ADR	83,264	398,835
Locaweb Servicos de Internet SA*,1	387,400	561,830
Petroleo Brasileiro SA, ADR	210,774	2,860,203
Raia Drogasil SA	201,000	850,925
Rumo SA	813,800	2,694,588
Suzano SA	81,200	814,800
TOTVS SA	324,400	2,097,729
Vale SA, ADR	39,350	664,621
WEG SA	339,900	2,069,396
		23,413,361
Canada—0.9%
Barrick Gold Corp.	41,766	931,800
Ivanhoe Mines Ltd., Class A*,2	231,474	1,855,900
		2,787,700
Chile—0.7%
Sociedad Quimica y Minera de Chile SA, ADR	29,463	2,174,369

China—30.8%
Airtac International Group	37,000	1,004,112
Alibaba Group Holding Ltd.*	757,032	9,234,032
Alibaba Group Holding Ltd., ADR*	11,120	1,079,641
Autohome, Inc., ADR	32,712	950,938
Baidu, Inc., ADR*	35,975	4,467,016
Baidu, Inc., Class A*	95,300	1,519,435
Bank of China Ltd., Class A	240,500	117,659
China Medical System Holdings Ltd.	388,000	555,518
China Merchants Bank Co. Ltd., Class A	104,600	630,481
China Merchants Bank Co. Ltd., Class H	358,500	2,160,767

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(continued)
China Merchants Port Holdings Co. Ltd.	1,373,836	2,398,438
China Overseas Land & Investment Ltd.	613,000	1,893,727
China Resources Power Holdings Co. Ltd.	692,000	1,301,188
China Southern Airlines Co. Ltd., Class H*,2	1,860,000	1,038,786
China Tourism Group Duty Free Corp. Ltd., Class A	53,919	1,467,440
CSPC Pharmaceutical Group Ltd.	1,284,400	1,313,101
Dongfeng Motor Group Co. Ltd., Class H	1,986,000	1,448,777
Foshan Haitian Flavouring & Food Co. Ltd., Class A	146,355	1,799,855
Fujian Sunner Development Co. Ltd., Class A*	490,200	1,206,355
Gree Electric Appliances, Inc. of Zhuhai, Class A	839,700	3,955,305
Hello Group, Inc., ADR	153,100	814,492
Hengan International Group Co. Ltd.	46,000	217,388
Industrial & Commercial Bank of China Ltd., Class A	2,207,200	1,597,021
JD.com, Inc., ADR*	10,482	646,320
JD.com, Inc., Class A*	56,735	1,768,914
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	13,600	325,562
Kunlun Energy Co. Ltd.	2,096,000	1,739,443
Kweichow Moutai Co. Ltd., Class A	6,100	1,688,953
Lenovo Group Ltd.[2]	1,192,000	1,157,435
Li Auto, Inc.*	63,400	740,965
Longfor Group Holdings Ltd.[1]	148,500	735,459
LONGi Green Energy Technology Co. Ltd., Class A	122,280	1,240,282
Meituan, Class B*,1	105,700	2,264,770
Midea Group Co. Ltd., Class A	356,900	3,063,242
Muyuan Foods Co. Ltd.	70,700	554,798
NetEase, Inc.	34,175	654,631
Ningbo Huaxiang Electronic Co. Ltd., Class A	140,900	283,597
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	96,605	1,334,305
PICC Property & Casualty Co. Ltd., Class H	2,418,000	2,473,176
Pinduoduo, Inc., ADR*	20,619	888,473
Ping An Insurance Group Co. of China Ltd., Class A	299,401	2,011,437
Ping An Insurance Group Co. of China Ltd., Class H	402,500	2,544,087
QuakeSafe Technologies Co. Ltd., Class A	80,200	598,704
SF Holding Co. Ltd., Class A	103,800	802,845
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	851,200	1,465,668
Shenzhen Senior Technology Material Co. Ltd., Class A	221,307	702,268
Shenzhou International Group Holdings Ltd.	53,700	728,653
Silergy Corp.	7,000	623,227
Sinopharm Group Co. Ltd., Class H	610,000	1,403,718
Tencent Holdings Ltd.	259,202	12,214,864

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Tingyi Cayman Islands Holding Corp.	438,000	799,420
TravelSky Technology Ltd., Class H	756,000	1,141,692
Trip.com Group Ltd., ADR*	93,372	2,208,248
Weibo Corp., ADR*	49,455	1,144,389
Wens Foodstuffs Group Co. Ltd., Class A*	182,300	514,705
Wuliangye Yibin Co. Ltd., Class A	29,600	723,394
Wuxi Lead Intelligent Equipment Co. Ltd.	125,723	830,545
Xinyi Solar Holdings Ltd.	410,000	609,434
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	261,600	642,704
Yum China Holdings, Inc.	12,523	523,461
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	27,600	1,271,849
		97,237,109
Czech Republic—0.4%
Komercni Banka A.S.	35,418	1,163,124

Greece—0.2%
Eurobank Ergasias Services and Holdings SA, Class A*	545,956	564,270

Hong Kong—0.9%
WH Group Ltd.[1]	3,973,186	2,743,879

India—13.9%
Asian Paints Ltd.	39,136	1,649,668
Axis Bank Ltd.*	78,895	743,707
Bajaj Finance Ltd.	21,739	1,873,943
Britannia Industries Ltd.	33,355	1,423,518
Havells India Ltd.	81,160	1,383,663
HCL Technologies Ltd.	36,539	511,785
HDFC Bank Ltd.	171,041	3,066,394
Housing Development Finance Corp. Ltd.	116,710	3,367,310
ICICI Bank Ltd.	148,510	1,427,636
Indian Hotels Co. Ltd.	254,533	842,984
Infosys Ltd.	177,389	3,595,175
Infosys Ltd., ADR	10,952	217,616
InterGlobe Aviation Ltd.*,1	132,150	3,182,546
Maruti Suzuki India Ltd.	14,454	1,447,654
Motherson Sumi Wiring India Ltd.*,3	887,395	806,802
Reliance Industries Ltd.	323,254	11,712,276
SBI Cards & Payment Services Ltd.	64,303	693,608
State Bank of India, GDR	25,611	1,627,673

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Tata Consultancy Services Ltd.	21,236	978,732
UPL Ltd.	293,664	3,135,455
		43,688,145
Indonesia—3.0%
Bank Central Asia Tbk. PT	7,390,900	4,145,346
Bank Mandiri Persero Tbk. PT	2,192,300	1,346,148
Bank Rakyat Indonesia Persero Tbk. PT	11,871,788	3,955,526
		9,447,020
Macau—1.8%
Galaxy Entertainment Group Ltd.	476,000	2,716,135
Sands China Ltd.*	1,387,200	3,057,631
		5,773,766
Mexico—3.0%
Cemex SAB de CV, ADR*	237,199	1,043,675
Grupo Aeroportuario del Pacifico SAB de CV, Class B	271,800	4,182,655
Grupo Financiero Banorte SAB de CV, Class O	106,878	705,537
Wal-Mart de Mexico SAB de CV	959,800	3,393,976
		9,325,843
Peru—0.8%
Credicorp Ltd.	17,886	2,484,186

Philippines—0.1%
Monde Nissin Corp.*,1	1,794,000	444,817

Poland—0.7%
Powszechny Zaklad Ubezpieczen SA	313,143	2,164,989

Russia—0.0%†
Alrosa PJSC[4]	215,380	0
LUKOIL PJSC, ADR[4,5]	13,640	0
Rosneft Oil Co. PJSC[4]	126,429	0
		0
Saudi Arabia—1.2%
Saudi Arabian Mining Co.*	24,773	902,150
Saudi Arabian Oil Co.[1]	37,370	446,563
Saudi National Bank	98,947	2,073,911

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Saudi Arabia—(concluded)
Saudi Telecom Co.	14,431	443,761
		3,866,385
South Africa—3.5%
Absa Group Ltd.[2]	108,653	1,173,840
Capitec Bank Holdings Ltd.	26,488	3,697,451
Clicks Group Ltd.	93,269	1,835,494
Gold Fields Ltd., ADR[2]	252,931	3,396,863
MTN Group Ltd.	83,298	883,458
		10,987,106
South Korea—10.2%
Coupang, Inc.*,2	46,558	599,201
DB Insurance Co. Ltd.	25,905	1,383,494
Doosan Fuel Cell Co. Ltd.*	14,101	383,119
Fila Holdings Corp.	44,559	1,138,526
Hana Financial Group, Inc.	63,502	2,357,620
Kakao Corp.	19,379	1,353,691
KB Financial Group, Inc.	49,899	2,321,505
Kia Corp.	34,270	2,247,778
LG Chem Ltd.	1,971	807,253
LG Household & Health Care Ltd.	2,390	1,711,672
NAVER Corp.	5,874	1,308,486
POSCO Holdings, Inc.	10,723	2,448,348
Samsung Biologics Co. Ltd.*,1	1,146	755,889
Samsung Electronics Co. Ltd.	75,141	4,004,530
Samsung Fire & Marine Insurance Co. Ltd.	4,909	813,706
Shinhan Financial Group Co. Ltd.	29,422	977,534
SK Hynix, Inc.	51,242	4,490,239
SK Square Co. Ltd.*	27,830	1,149,513
SK Telecom Co. Ltd.	28,518	1,286,396
WONIK IPS Co. Ltd.	24,214	758,193
		32,296,693
Taiwan—9.1%
Alchip Technologies Ltd.	20,000	585,908
CTBC Financial Holding Co. Ltd.	865,934	851,749
Delta Electronics, Inc.	104,000	868,149
E. Sun Financial Holding Co. Ltd.	1,960,483	2,239,112
eMemory Technology, Inc.*	22,000	924,592
FLEXium Interconnect, Inc.*	231,000	716,679

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
Hon Hai Precision Industry Co. Ltd.	487,000	1,668,501
MediaTek, Inc.*	144,469	3,982,718
Sea Ltd., ADR*	6,384	528,340
Taiwan Semiconductor Manufacturing Co. Ltd.	372,231	6,730,921
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,971	8,639,795
Zhen Ding Technology Holding Ltd.	242,000	856,868
		28,593,332
Thailand—1.4%
Bangkok Bank PCL, NVDR	626,300	2,362,274
CP ALL PCL	1,038,000	1,969,927
		4,332,201
United Arab Emirates—0.5%
Aldar Properties PJSC	298,453	457,289
Network International Holdings PLC*,1	314,858	1,028,618
		1,485,907
United Kingdom—0.3%
Unilever PLC	22,136	1,027,422

United States—1.4%
Globant SA*	12,201	2,635,294
JBS SA	230,300	1,763,136
		4,398,430
Uruguay—0.2%
Dlocal Ltd.*	23,588	534,740

Vietnam—0.5%
Hoa Phat Group JSC	430,843	808,627

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Vietnam—(concluded)
Vincom Retail JSC*	698,920	936,609
		1,745,236
Zambia—1.2%
First Quantum Minerals Ltd.[2]	135,968	3,898,106
Total common stocks (cost—$307,156,854)		302,835,393

Preferred stocks—1.6%
Brazil—0.7%
Banco Bradesco SA	484,089	1,760,519
Itausa SA	277,759	517,433
		2,277,952
Chile—0.4%
Sociedad Quimica y Minera de Chile SA, Class B	18,556	1,377,404

South Korea—0.5%
LG Chem Ltd.	2,798	551,909
Samsung Electronics Co. Ltd.	20,792	974,804
		1,526,713
Total preferred stocks (cost—$5,196,239)		5,182,069

Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 0.290%[6] (cost—$2,859,504)	2,859,504	2,859,504

Investment of cash collateral from securities loaned—2.0%
Money market funds—2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[6] (cost—$6,352,380)	6,352,380	6,352,380

PACE International Emerging Markets Equity Investments
Portfolio of investments – April 30, 2022 (unaudited)

Total investments (cost—$321,564,977)[7]—100.6%	317,229,346
Liabilities in excess of other assets—(0.6)%	(2,046,301)
Net assets—100.0%	$315,183,045

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	83,292,167	219,543,226	0	302,835,393
Preferred stocks	3,655,356	1,526,713	—	5,182,069
Short-term investments	—	2,859,504	—	2,859,504
Investment of cash collateral from securities loaned	—	6,352,380	—	6,352,380
Total	86,947,523	230,281,823	—	317,229,346

At April 30, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $14,180,549, represented 4.5% of the Portfolio's net assets at period end.

2	Security, or portion thereof, was on loan at the period end.

3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5	Security is traded on the Turquoise Exchange.

6	Rates shown reflect yield at April 30, 2022.

7	Includes $9,391,753 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $3,630,452 and cash collateral of $6,352,380.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of April 30, 2022

Common stocks
Apartments	10.3%
Building & Construct-Misc	1.8
Building-Heavy Construction	3.0
Diversified	16.9
Health care	2.7
Hotels	2.4
Manufactured homes	5.1
Office property	5.0
Physical Therapy/Rehabilitation Centers	1.2
Real estate management/service	4.0
Real estate operations/development	11.2
Regional malls	3.0
Shopping centers	5.5
Single Tenant	2.2
Storage	6.6
Warehouse/industrial	16.0
Total common stocks	96.9
Short-term investments	3.0
Investment of cash collateral from securities loaned	2.5
Total investments	102.4
Liabilities in excess of other assets	(2.4)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—96.9%
Australia—4.8%
Goodman Group	181,984	3,028,922
National Storage REIT	979,983	1,774,993
Rural Funds Group	52,917	113,759
		4,917,674
Belgium—1.8%
Shurgard Self Storage SA	27,078	1,566,911
Warehouses De Pauw CVA	6,631	255,096
		1,822,007
Brazil—0.3%
Multiplan Empreendimentos Imobiliarios SA	69,783	347,931

Canada—3.5%
Allied Properties REIT	22,856	742,444
Brookfield Asset Management, Inc., Class A	14,986	747,521
Granite REIT	28,290	2,095,132
		3,585,097
China—1.8%
ESR Cayman Ltd.*,[1]	586,800	1,781,294

Germany—3.4%
LEG Immobilien SE	11,937	1,223,906
Vonovia SE*	56,599	2,254,959
		3,478,865
Hong Kong—2.3%
Sino Land Co. Ltd.	814,000	1,075,931
Swire Properties Ltd.	528,400	1,266,340
		2,342,271
Japan—5.1%
Advance Residence Investment Corp.	521	1,426,711
Heiwa Real Estate Co. Ltd.	7,800	246,053
Japan Logistics Fund, Inc.	465	1,134,835
Katitas Co. Ltd.	80,800	1,884,809

PACE Global Real Estate Securities Investments
Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Star Asia Investment Corp.[2]	1,108	505,614
		5,198,022
Mexico—1.6%
Corp Inmobiliaria Vesta SAB de CV	392,905	727,990
Fibra Uno Administracion SA de CV	821,106	900,515
		1,628,505
Singapore—2.8%
Ascendas India Trust	856,400	773,763
Capitaland Investment Ltd.*	571,900	1,734,115
Mapletree Logistics Trust	59,100	75,903
Parkway Life REIT	73,700	256,804
		2,840,585
Spain—1.9%
Cellnex Telecom SA1,2	40,744	1,899,089

Tanzania, United Republic Of—1.1%
Helios Towers PLC*,2	805,497	1,137,038

United Kingdom—6.0%
Big Yellow Group PLC	99,033	1,789,721
Grainger PLC	446,287	1,660,085
Shaftesbury PLC[2]	242,359	1,814,914
UNITE Group PLC	55,281	782,791
		6,047,511
United States—60.5%
Alexandria Real Estate Equities, Inc.	10,934	1,991,737
American Homes 4 Rent, Class A	80,108	3,173,078
American Tower Corp.	6,016	1,449,976
AvalonBay Communities, Inc.	12,445	2,830,989
Boston Properties, Inc.	11,844	1,392,854
Brixmor Property Group, Inc.	82,725	2,099,560
Douglas Emmett, Inc.	33,567	988,884
Encompass Health Corp.	17,677	1,216,708
Equinix, Inc.	5,955	4,282,121
Equity LifeStyle Properties, Inc.	33,970	2,625,202
Extra Space Storage, Inc.	16,437	3,123,030
Host Hotels & Resorts, Inc.	121,658	2,475,740

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Mid-America Apartment Communities, Inc.	11,591	2,279,718
National Retail Properties, Inc.	40,345	1,768,725
Phillips Edison & Co., Inc.	54,737	1,853,395
Prologis, Inc.	53,417	8,562,211
Rayonier, Inc.	56,270	2,430,864
SBA Communications Corp.	2,454	851,808
Simon Property Group, Inc.	26,140	3,084,520
STAG Industrial, Inc.	38,395	1,432,901
STORE Capital Corp.	17,553	499,032
Sun Communities, Inc.	14,643	2,570,872
Urban Edge Properties	87,314	1,631,899
VICI Properties, Inc.	77,937	2,323,302
Welltower, Inc.	27,231	2,472,847
Weyerhaeuser Co.	52,251	2,153,786
		61,565,759
Total common stocks (cost—$93,631,825)		98,591,648

Short-term investments—3.0%
Investment companies—3.0%
State Street Institutional U.S. Government Money Market Fund, 0.290%[3] (cost—$3,051,464)	3,051,464	3,051,464

Investment of cash collateral from securities loaned—2.5%
Money market funds 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[3] (cost—$2,523,043)	2,523,043	2,523,043
Total investments (cost—$99,206,332)[4]—102.4%		104,166,155
Liabilities in excess of other assets—(2.4)%		(2,424,390)
Net assets—100.0%		$101,741,765

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	71,514,718	27,076,930	—	98,591,648
Short-term investments	—	3,051,464	—	3,051,464
Investment of cash collateral from securities loaned	—	2,523,043	—	2,523,043
Total	71,514,718	32,651,437	—	104,166,155

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,680,383, represented 3.6% of the Portfolio's net assets at period end.

2	Security, or portion thereof, was on loan at the period end.

3	Rates shown reflect yield at April 30, 2022.

4	Includes $2,887,866 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,523,043 and non-cash collateral of $527,107.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2022

Common stocks
Aerospace & defense	0.6%
Air freight & logistics	0.3
Airlines	0.9
Auto components	0.1
Automobiles	0.1
Banks	1.6
Beverages	0.6
Biotechnology	0.7
Building products	0.7
Capital markets	1.4
Chemicals	1.1
Commercial services & supplies	0.7
Communications equipment	0.1
Construction & engineering	0.4
Consumer finance	0.0	†
Distributors	0.5
Diversified consumer services	0.0	†
Diversified financial services	0.2
Diversified telecommunication services	0.7
Electric utilities	0.3
Electrical equipment	0.4
Electronic equipment, instruments & components	0.8
Energy equipment & services	0.6
Entertainment	0.4
Equity real estate investment trusts	1.7
Food & staples retailing	1.0
Food products	1.2
Health care equipment & supplies	0.6
Health care providers & services	0.9
Health care technology	0.0	†
Hotels, restaurants & leisure	1.8
Household durables	0.4
Household products	0.3
Independent power and renewable electricity producers	0.4
Industrial conglomerates	0.1
Insurance	0.6
Interactive media & services	0.6
Internet & direct marketing retail	0.2
IT services	1.7
Leisure products	0.1
Life sciences tools & services	0.2
Machinery	0.7
Marine	0.2
Media	0.5
Metals & mining	2.3
Mortgage real estate investment	0.0	†
Multi-utilities	0.6
Multiline retail	0.1
Oil, gas & consumable fuels	4.0
Personal products	0.2
Pharmaceuticals	2.2
Professional services	0.5
Real estate management & development	0.3
Road & rail	0.5
Semiconductors & semiconductor equipment	0.9
Software	2.1
Specialty retail	0.8
Technology hardware, storage & peripherals	0.7
Textiles, apparel & luxury goods	0.4
Thrifts & mortgage finance	0.1
Tobacco	0.1
Trading companies & distributors	1.3
Wireless telecommunication services	0.0	†
Total common stocks	43.5

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2022

Preferred stocks
Automobiles	0.0 †
Investment companies	6.4
Warrant
Pharmaceuticals	0.0 †
Corporate bonds
Airlines	0.5
Auto manufacturers	0.0 †
Biotechnology	0.1
Chemicals	0.1
Commercial services	0.0 †
Diversified financial services	0.1
Electronics	0.1
Energy-Alternate Sources	0.1
Entertainment	0.7
Food	0.1
Healthcare-products	0.1
Healthcare-services	0.1
Internet	0.6
Iron & steel	2.0
Leisure Time	2.8
Media	3.4
Retail	1.1
Software	0.8
Transportation	0.0 †
Total corporate bonds	12.7
Short-term U.S. Treasury obligations	6.9

Short-term investments	24.3
Equity and foreign exchange options purchased
Call options	0.5
Put options	0.4
Total foreign exchange options purchased	0.9
Investments sold short
Common stocks
Aerospace & defense	(0.2)%
Air freight & logistics	(0.3)
Airlines	(0.1)
Auto components	0.0 †
Automobiles	(0.2)
Beverages	0.0 †
Biotechnology	(0.5)
Building products	0.0 †
Capital markets	(0.7)
Chemicals	(0.1)
Commercial services & supplies	(0.3)
Communications equipment	0.0 †
Consumer finance	(0.1)
Containers & packaging	(0.1)
Diversified financial services	(0.1)
Diversified telecommunication services	(0.2)
Electric utilities	(0.1)
Electrical equipment	(0.5)
Electronic equipment, instruments & components	(0.1)
Energy equipment & services	0.0 †
Entertainment	(2.1)
Equity real estate investment trusts	(0.5)
Food & staples retailing	(0.2)
Food products	(0.2)
Health care equipment & supplies	(0.1)
Health care providers & services	(0.1)
Health care technology	(0.1)
Hotels, restaurants & leisure	(3.7)
Household durables	(0.1)
Household products	(0.1)
Industrial conglomerates	(0.2)
Insurance	(0.1)
Interactive media & services	(0.1)
Internet & direct marketing retail	(0.5)
IT services	(0.3)
Life sciences tools & services	(0.1)
Machinery	(1.0)

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of April 30, 2022

Investments sold short—(concluded)
Marine	0.0 †
Media	(1.7)
Metals & mining	(2.1)
Multi-utilities	(0.2)
Multiline retail	(0.1)
Oil, gas & consumable fuels	(1.0)
Personal products	0.0 †
Pharmaceuticals	(0.2)
Professional services	(0.1)
Real estate management & development	(0.3)
Road & rail	(0.7)
Semiconductors & semiconductor equipment	(0.2)
Software	(0.3)
Specialty retail	(1.4)
Textiles, apparel & luxury goods	(0.3)
Thrifts & mortgage finance	0.0 †
Trading companies & distributors	(0.4)
Total common stock	(22.1)
Corporate bonds
Construction materials	0.0 †
Investment companies	(4.1)
Total investments sold short	(26.2)
Other assets in excess of liabilities	31.5
Net assets	100.0%

†  Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—43.5%
Australia—0.9%
BlueScope Steel Ltd.	16,227	230,677
Glencore PLC*	163,147	1,005,257
Rio Tinto Ltd.	5,809	459,514
Rio Tinto PLC	4,614	326,007
South32 Ltd.	299,479	997,366
Vicinity Centres	482,935	630,140
		3,648,961
Belgium—0.1%
Proximus SADP	14,284	249,660
Solvay SA	1,713	161,086
		410,746
Brazil—0.1%
Wheaton Precious Metals Corp.	6,860	307,740
Yara International ASA	835	42,458
		350,198
Canada—6.7%
AirBoss of America Corp.[1]	30,940	749,506
Algoma Steel Group, Inc.[1]	34,850	333,514
Alimentation Couche-Tard, Inc.	5,500	244,849
Arizona Metals Corp.*,1	68,640	322,188
ATS Automation Tooling Systems, Inc.*,1	50,320	1,468,491
Aya Gold & Silver, Inc.*,1	22,830	142,882
Boralex, Inc., Class A1	28,850	864,837
Brookfield Infrastructure Partners LP1	20,650	1,289,179
CAE, Inc.*,1	75,310	1,790,872
Cameco Corp.[1]	11,430	295,008
Canadian Natural Resources Ltd.	3,500	216,623
CareRx Corp.*	98,530	398,829
CES Energy Solutions Corp.[1]	195,590	400,422
Dorel Industries, Inc., Class B	13,970	90,368
Dream Industrial REIT[1]	82,060	955,605
Equitable Group, Inc.	7,000	317,402
Fairfax Financial Holdings Ltd.[1]	680	373,636
Finning International, Inc.[1]	12,720	357,841
Franco-Nevada Corp.	3,210	485,224
George Weston Ltd.[1]	9,420	1,171,918
GFL Environmental, Inc.[1]	27,390	825,261
Gildan Activewear, Inc.	2,700	91,489
GURU Organic Energy Corp.*	62,790	579,194

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
HLS Therapeutics, Inc.	17,570	187,373
Imperial Oil Ltd.	13,400	674,668
K-Bro Linen, Inc.	16,880	414,165
Kinaxis, Inc.*,1	5,960	659,537
Leaf Mobile, Inc.*	107,955	172,271
Lightspeed Commerce, Inc.*,1	22,870	511,144
Loblaw Cos. Ltd.	700	64,031
Maple Leaf Foods, Inc.[1]	8,150	179,476
NanoXplore, Inc.*	87,120	217,690
NexGen Energy Ltd.*,1	34,380	169,493
Nutrien Ltd.[1]	11,410	1,121,032
Nutrien Ltd.	10,700	1,051,468
Osisko Mining, Inc.*,1	80,360	253,344
Parkit Enterprise, Inc.*	330,060	308,311
Precision Drilling Corp.*,1	6,480	465,199
RioCan REIT	19,300	360,565
Rubellite Energy, Inc.*	97,830	344,973
Russel Metals, Inc.[1]	20,640	550,122
Saputo, Inc.[1]	3,020	64,554
Stantec, Inc.[1]	9,143	419,572
StorageVault Canada, Inc.[1]	90,860	473,874
Tamarack Valley Energy Ltd.[1]	337,010	1,319,550
Teck Resources Ltd., Class B	200	7,890
TFI International, Inc.[1]	9,070	729,954
Tourmaline Oil Corp.	17,000	875,507
Trican Well Service Ltd.*,1	274,470	957,168
Uni-Select, Inc.*,1	84,350	1,981,616
Wesdome Gold Mines Ltd.*,1	13,700	139,810
		28,439,495
Chile—0.1%
Antofagasta PLC	16,739	320,450

Denmark—0.4%
AP Moller - Maersk AS, Class B	130	376,249
Carlsberg AS, Class B	1,723	218,878
Novo Nordisk AS, Class B	5,930	677,362
Pandora A/S	5,145	451,764
		1,724,253
Finland—0.2%
Fortum Oyj	33,700	560,291

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Nokia Oyj*	17,170	87,053
Sampo Oyj, Class A	3,590	174,321
		821,665
France—1.3%
Accor SA*	35,831	1,177,178
Bouygues SA	2,693	92,594
Carrefour SA	10,873	230,590
Cie de Saint-Gobain	5,671	330,836
Eiffage SA*	3,573	352,829
Electricite de France SA	26,297	239,067
Engie SA	64,339	759,230
Ipsen SA	2,874	297,930
Publicis Groupe SA	279	16,750
Rexel SA*	4,009	82,123
SCOR SE	5,897	166,731
Societe Generale SA	674	16,199
TotalEnergies SE	29,970	1,471,616
Veolia Environnement SA	545	15,901
Wendel SE	1,640	163,400
		5,412,974
Germany—0.4%
Aurubis AG	3,022	343,418
Deutsche Bank AG*	6,213	62,126
K+S AG	16,295	547,316
Siemens AG, Registered Shares	2,620	322,142
Uniper SE	23,037	592,158
		1,867,160
Hong Kong—0.2%
New World Development Co. Ltd.	52,000	198,889
WH Group Ltd.[2]	1,095,500	756,551
		955,440
Israel—0.1%
ZIM Integrated Shipping Services Ltd.[1]	4,734	263,352

Italy—0.4%
Assicurazioni Generali SpA	8,407	159,170
Eni SpA	117,978	1,649,190

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Leonardo SpA	8,250	84,904
		1,893,264
Japan—1.1%
AGC, Inc.	13,800	517,354
Allegro MicroSystems, Inc.*	1,839	44,706
Daikin Industries Ltd.	2,000	305,635
Dentsu Group, Inc.	10,800	389,250
Inpex Corp.	75,800	901,881
Marubeni Corp.	91,500	998,779
Mitsubishi Corp.	4,100	137,660
Mitsui & Co. Ltd.	18,000	435,884
Nippon Yusen K.K.	4,100	295,790
Sumitomo Corp.	53,200	841,817
		4,868,756
Jordan—0.1%
Hikma Pharmaceuticals PLC	14,959	351,393

Luxembourg—0.1%
ArcelorMittal SA	11,369	331,494

Netherlands—0.4%
Koninklijke Ahold Delhaize N.V.	9,271	273,457
Koninklijke KPN N.V.	98,748	340,739
Shell PLC	41,586	1,122,841
		1,737,037
Norway—0.3%
Equinor ASA	36,335	1,228,107
Norsk Hydro ASA	26,247	220,410
		1,448,517
Philippines—0.2%
TELUS International CDA, Inc.*	30,300	657,207

Portugal—0.4%
Galp Energia SGPS SA	107,153	1,304,228
Jeronimo Martins, SGPS SA	20,560	427,990
		1,732,218
Singapore—0.1%
City Developments Ltd.	41,400	253,828

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Kulicke & Soffa Industries, Inc.	894	41,491
		295,319
South Africa—0.1%
Anglo American PLC	7,079	313,536

Spain—0.7%
Amadeus IT Group SA*	19,485	1,220,987
Banco Santander SA	164,205	479,864
Repsol SA	56,231	838,847
Telefonica SA	69,273	336,989
		2,876,687
Sweden—0.3%
Boliden AB	7,098	307,778
Getinge AB, Class B	4,047	117,071
Investor AB, Class A	903	18,860
Lundin Energy AB	8,153	337,093
SSAB AB, Class B	57,170	336,195
Telia Co. AB	42,927	178,173
		1,295,170
Switzerland—0.8%
ABB Ltd.	3,920	117,608
Alcon, Inc.	16,990	1,209,858
Chocoladefabriken Lindt & Spruengli AG	12	134,580
Dufry AG, Registered Shares*	29,263	1,164,730
Novartis AG	7,270	642,444
Roche Holding AG	384	154,270
		3,423,490
Thailand—0.0%†
Fabrinet*	475	46,640

United Kingdom—1.7%
Achilles Therapeutics PLC, ADR*	332	737
BAE Systems PLC	9,358	86,437
BP PLC	329,103	1,588,841
British American Tobacco PLC	191	8,005
BT Group PLC	146,574	325,040
Centrica PLC*	347,830	344,626
Coca-Cola Europacific Partners PLC[1]	12,501	624,425

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
easyJet PLC*	155,161	1,075,187
Imperial Brands PLC	15,936	331,716
International Consolidated Airlines Group SA*	600,549	1,064,332
J Sainsbury PLC	65,508	191,136
Liberty Global PLC, Class C*,1	13,675	324,098
M&G PLC	64,033	170,004
NatWest Group PLC	229,432	615,517
Sage Group PLC	3,823	35,082
Segro PLC	7,908	132,397
SSE PLC	15,403	357,747
Tesco PLC	45,494	154,558
		7,429,885
United States—26.3%
A-Mark Precious Metals, Inc.[1]	6,148	484,462
A.O. Smith Corp.	725	42,362
Abbott Laboratories	2,127	241,415
AbbVie, Inc.[1]	7,015	1,030,363
Abercrombie & Fitch Co., Class A*	12,117	419,006
ABIOMED, Inc.*	153	43,847
Acuity Brands, Inc.	2,031	350,307
Acushnet Holdings Corp.	1,149	46,810
AECOM[1]	16,020	1,130,371
Akamai Technologies, Inc.*	399	44,800
Albany International Corp., Class A	388	30,349
Allegion PLC	3,154	360,313
Allison Transmission Holdings, Inc.	7,963	298,135
Alpha & Omega Semiconductor Ltd.*,1	6,184	265,294
Alpha Metallurgical Resources, Inc.*,1	2,128	329,287
Alphabet, Inc., Class A*,1	614	1,401,265
Alphabet, Inc., Class C*,1	434	997,909
Amazon.com, Inc.*,1	131	325,618
Amdocs Ltd.	576	45,901
Amedisys, Inc.*	304	38,806
American Homes 4 Rent, Class A1	32,030	1,268,708
American Vanguard Corp.	1,425	30,495
AMERISAFE, Inc.	992	45,979
AMETEK, Inc.	362	45,706
AMMO, Inc.*	48,328	195,728
AMN Healthcare Services, Inc.*,1	3,679	359,622
Amphastar Pharmaceuticals, Inc.*,1	6,841	242,650

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Analog Devices, Inc.	5,321	821,456
ANSYS, Inc.*	159	43,835
Anterix, Inc.*	2,379	123,327
Anthem, Inc.[1]	1,380	692,663
APA Corp.	5,204	213,000
Apple, Inc.[1]	7,683	1,211,225
ArcBest Corp.	618	44,595
Arch Capital Group Ltd.*	997	45,533
Archer-Daniels-Midland Co.[1]	9,641	863,448
Argan, Inc.	804	29,571
Arista Networks, Inc.*	366	42,299
Arrow Electronics, Inc.*,1	8,076	951,837
Atrion Corp.	66	41,357
AutoZone, Inc.*,1	327	639,439
Avid Technology, Inc.*,1	8,008	253,934
Badger Meter, Inc.	511	41,233
Baker Hughes Co.	4,445	137,884
Balchem Corp.	354	43,613
BancFirst Corp.	567	46,352
Bausch Health Cos., Inc.*	39,817	756,921
Best Buy Co., Inc.	497	44,695
Bio-Techne Corp.	113	42,905
Bloomin' Brands, Inc.	2,313	50,863
Boot Barn Holdings, Inc.*	495	44,580
Boston Scientific Corp.*	9,483	399,329
Brady Corp., Class A	1,022	45,735
Bristol-Myers Squibb Co.[1]	17,326	1,304,128
Broadmark Realty Capital, Inc.	5,656	44,173
Brown & Brown, Inc.	444	27,519
Buckle, Inc.	1,428	44,354
Bunge Ltd.[1]	6,180	699,082
C.H. Robinson Worldwide, Inc.[1]	952	101,055
Calix, Inc.*	384	15,325
Carnival Corp.*	40,712	704,318
Catalyst Pharmaceuticals, Inc.*,1	41,889	319,194
Cathay General Bancorp	1,080	43,297
Cavco Industries, Inc.*	196	46,305
CBIZ, Inc.*	1,152	48,257
CBRE Group, Inc., Class A*,1	838	69,588
Centrus Energy Corp., Class A*,1	7,652	212,420
Cerner Corp.	525	49,161

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
CF Industries Holdings, Inc.[1]	4,911	475,532
ChannelAdvisor Corp.*	3,033	44,009
Chemed Corp.	96	47,173
Chubb Ltd.[1]	2,270	468,642
Church & Dwight Co., Inc.[1]	2,718	265,168
Cintas Corp.	113	44,890
Cirrus Logic, Inc.*	6,759	512,332
Clean Harbors, Inc.*	9,936	1,042,584
Clearfield, Inc.*	779	45,361
Coca-Cola Co.[1]	3,435	221,935
Coca-Cola Consolidated, Inc.[1]	302	133,333
Cogent Communications Holdings, Inc.	3,295	192,758
Cognex Corp.	651	44,027
Cohen & Steers, Inc.	377	29,289
Colgate-Palmolive Co.[1]	2,652	204,337
Columbia Sportswear Co.	532	43,709
Comerica, Inc.	2,972	243,407
Comfort Systems USA, Inc.	542	45,756
CommScope Holding Co., Inc.*	29,499	177,879
Conagra Brands, Inc.[1]	1,712	59,800
ConocoPhillips[1]	990	94,565
Constellation Brands, Inc., Class A	2,053	505,223
Copart, Inc.*	387	43,983
Corteva, Inc.	805	46,440
CorVel Corp.*	281	43,577
Costco Wholesale Corp.[1]	380	202,054
Coty, Inc., Class A*	98,767	801,000
CRA International, Inc.	565	46,539
Cross Country Healthcare, Inc.*,1	15,956	299,015
Curtiss-Wright Corp.	317	45,302
CVS Health Corp.[1]	1,525	146,598
D.R. Horton, Inc.	5,290	368,131
Danaher Corp.	2,301	577,850
Datto Holding Corp.*	1,518	52,675
Deckers Outdoor Corp.*	3,287	873,520
Delta Air Lines, Inc.*	9,790	421,264
Devon Energy Corp.[1]	5,639	328,021
Diamondback Energy, Inc.[1]	1,730	218,378
Diodes, Inc.*	605	44,183
DISH Network Corp., Class A*	48,774	1,390,547
DocuSign, Inc.*	4,945	400,545

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Dolby Laboratories, Inc., Class A	611	47,334
Dollar Tree, Inc.*,1	1,370	222,557
Domino's Pizza, Inc.[1]	2,398	810,524
Dorman Products, Inc.*	508	50,150
DoubleVerify Holdings, Inc.*	1,959	42,608
Dover Corp.	107	14,263
Dropbox, Inc., Class A*,1	25,156	547,143
Dynatrace, Inc.*	728	27,926
Eaton Corp. PLC	2,743	397,790
eBay, Inc.[1]	10,086	523,665
Eli Lilly & Co.[1]	2,176	635,675
EOG Resources, Inc.[1]	4,006	467,741
EPAM Systems, Inc.*	165	43,723
Erie Indemnity Co., Class A	264	42,314
Essent Group Ltd.	3,653	148,056
Ethan Allen Interiors, Inc.	1,802	42,779
Everbridge, Inc.*	12,706	547,629
Evercore, Inc., Class A	1,914	202,406
Everest Re Group Ltd.[1]	1,044	286,797
ExlService Holdings, Inc.*	334	45,474
Expedia Group, Inc.*,1	6,860	1,198,785
Expeditors International of Washington, Inc.[1]	12,253	1,213,905
Exponent, Inc.	451	43,210
Extra Space Storage, Inc.[1]	2,753	523,070
Exxon Mobil Corp.[1]	4,969	423,607
F5, Inc.*	229	38,337
FactSet Research Systems, Inc.	72	29,051
Fastenal Co.	819	45,299
Federated Hermes, Inc.	1,467	41,780
First American Financial Corp.	760	44,316
First Foundation, Inc.	1,301	28,908
Flex Ltd.*	49,866	822,290
Fortinet, Inc.*,1	1,629	470,797
Fortune Brands Home & Security, Inc.	635	45,244
Franklin Electric Co., Inc.	584	40,845
Franklin Resources, Inc.[1]	11,169	274,646
FTI Consulting, Inc.*	298	46,998
Full House Resorts, Inc.*	24,888	225,236
G-III Apparel Group Ltd.*	584	15,464
Garmin Ltd.	413	45,323
Gartner, Inc.*,1	1,273	369,870

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
General Mills, Inc.[1]	2,342	165,650
General Motors Co.*	9,180	348,014
Genpact Ltd.	1,105	44,498
Gentex Corp.	1,628	47,782
Gentherm, Inc.*	690	46,520
Gilead Sciences, Inc.[1]	19,955	1,184,130
Globus Medical, Inc., Class A*	651	43,109
Goldman Sachs Group, Inc.	2,700	824,823
Grand Canyon Education, Inc.*	479	45,970
Green Dot Corp., Class A*	2,150	56,932
Halliburton Co.	4,469	159,186
Haverty Furniture Cos., Inc.	1,741	43,229
Healthcare Services Group, Inc.	1,860	31,787
HEICO Corp.	317	44,770
HEICO Corp., Class A	388	45,256
Henry Schein, Inc.*	533	43,226
Hershey Co.[1]	2,311	521,754
Hewlett Packard Enterprise Co.[1]	38,753	597,184
Hilton Worldwide Holdings, Inc.*,1	6,850	1,063,736
Hormel Foods Corp.	907	47,518
Houlihan Lokey, Inc.	546	45,476
HP, Inc.[1]	6,143	225,018
Hubbell, Inc.	1,891	369,426
ICU Medical, Inc.*	212	45,366
IDEX Corp.	244	46,316
Ingles Markets, Inc., Class A	502	46,746
Innoviva, Inc.*,1	17,917	305,664
Insteel Industries, Inc.	1,216	51,583
Interpublic Group of Cos., Inc.[1]	13,454	438,869
IPG Photonics Corp.*	457	43,177
iRadimed Corp.	1,035	34,062
Iron Mountain, Inc.[1]	7,022	377,292
iTeos Therapeutics, Inc.*,1	7,160	191,100
J.M. Smucker Co.[1]	2,072	283,719
Jack Henry & Associates, Inc.	240	45,499
Jacobs Engineering Group, Inc.[1]	2,280	315,894
Janus Henderson Group PLC	1,402	42,733
John B Sanfilippo & Son, Inc.	371	28,804

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Johnson Controls International PLC	12,764	764,181
Jones Lang LaSalle, Inc.*	206	45,058
JPMorgan Chase & Co.	6,954	830,029
Kadant, Inc.	247	45,695
Kellogg Co.[1]	540	36,990
KeyCorp	11,513	222,316
Keysight Technologies, Inc.*	2,070	290,359
Kimberly-Clark Corp.[1]	1,580	219,351
Kimco Realty Corp.	52,689	1,334,612
Kinetik Holdings, Inc.	3,200	227,680
Kinsale Capital Group, Inc.	205	45,446
Knight-Swift Transportation Holdings, Inc.[1]	10,813	517,835
Knowles Corp.*	811	15,020
Korn Ferry	727	44,667
Kroger Co.[1]	15,911	858,558
Lakeland Financial Corp.	632	46,022
Landstar System, Inc.	313	48,484
LeMaitre Vascular, Inc.	1,042	45,025
Lennar Corp., Class A1	1,670	127,738
Lennar Corp., Class B	701	45,705
Liquidity Services, Inc.*	2,702	38,963
Lithia Motors, Inc.	155	43,885
Littelfuse, Inc.	197	45,162
LKQ Corp.	1,008	50,027
Lockheed Martin Corp.[1]	415	179,330
LPL Financial Holdings, Inc.	657	123,431
Lululemon Athletica, Inc.*	132	46,811
Lumen Technologies, Inc.[1]	76,958	774,197
Lyell Immunopharma, Inc.*	2,405	12,338
Manhattan Associates, Inc.*	347	45,301
ManTech International Corp., Class A	553	44,428
Maravai LifeSciences Holdings, Inc., Class A*,1	4,887	150,178
Marcus & Millichap, Inc.	947	42,416
MarineMax, Inc.*	1,174	48,040
MarketAxess Holdings, Inc.	160	42,178
Marvell Technology, Inc.	6,244	362,652
Mastercard, Inc., Class A1	5,502	1,999,317
Medifast, Inc.	263	46,909
Medpace Holdings, Inc.*	305	40,739
Medtronic PLC	1,167	121,788
Merck & Co., Inc.[1]	8,555	758,743

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Meridian Bioscience, Inc.*	1,786	45,704
MGP Ingredients, Inc.	168	15,343
Microsoft Corp.[1]	6,399	1,775,850
MKS Instruments, Inc.	362	41,261
Moderna, Inc.*,1	1,841	247,449
Mohawk Industries, Inc.*	368	51,910
Molina Healthcare, Inc.*,1	2,800	877,660
Molson Coors Beverage Co., Class B1	2,423	131,181
Monarch Casino & Resort, Inc.*	579	40,617
Monolithic Power Systems, Inc.	108	42,362
Morgan Stanley	20,551	1,656,205
Morningstar, Inc.	175	44,315
Mosaic Co.[1]	5,396	336,818
Mueller Industries, Inc.	852	46,136
MYR Group, Inc.*	517	40,890
National Instruments Corp.	5,930	214,310
National Presto Industries, Inc.	617	43,887
Neogen Corp.*	1,558	41,131
Netflix, Inc.*	7,512	1,429,984
New York Times Co., Class A	1,074	41,156
Newmont Corp.[1]	3,420	249,147
NexImmune, Inc.*	471	994
NiSource, Inc.[1]	10,296	299,820
Nkarta, Inc.*	2,200	40,568
Nordson Corp.	212	45,726
Northrop Grumman Corp.[1]	893	392,384
NortonLifeLock, Inc.[1]	507	12,695
Nucor Corp.[1]	5,608	868,006
NV5 Global, Inc.*	369	44,206
NVIDIA Corp.[1]	724	134,280
NVR, Inc.*	11	48,138
Occidental Petroleum Corp.[1]	5,904	325,251
Old Dominion Freight Line, Inc.	1,835	514,020
Onto Innovation, Inc.*	614	43,680
Open Lending Corp., Class A*	2,894	39,474
Oshkosh Corp.	473	43,724
PACCAR, Inc.	6,537	542,898
Palo Alto Networks, Inc.*,1	996	559,035
Park Hotels & Resorts, Inc.	76,111	1,500,148
Paychex, Inc.	356	45,116
PayPal Holdings, Inc.*	2,423	213,054

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Penn National Gaming, Inc.*	5,710	208,815
Pentair PLC	592	30,044
PetMed Express, Inc.	1,859	40,712
Pfizer, Inc.[1]	32,543	1,596,885
Philip Morris International, Inc.[1]	242	24,200
Photronics, Inc.*	2,895	43,396
Portillo's, Inc., Class A*	17,028	354,693
Power Integrations, Inc.	548	43,840
Procter & Gamble Co.[1]	2,682	430,595
Prosperity Bancshares, Inc.	695	45,439
Proto Labs, Inc.*	973	41,460
PS Business Parks, Inc.	278	52,042
PulteGroup, Inc.[1]	10,774	449,922
QCR Holdings, Inc.	835	45,332
Qorvo, Inc.*	396	45,057
QUALCOMM, Inc.	7,604	1,062,203
Qualys, Inc.*	330	44,972
Quest Diagnostics, Inc.	339	45,372
Red Rock Resorts, Inc., Class A	2,227	97,899
Regions Financial Corp.	31,191	646,278
Reliance Steel & Aluminum Co.	251	49,761
ResMed, Inc.	201	40,194
Resources Connection, Inc.	2,745	47,187
Revolve Group, Inc.*	897	37,907
REX American Resources Corp.*	181	15,318
Rimini Street, Inc.*	7,961	45,855
Robert Half International, Inc.[1]	9,338	918,019
Rollins, Inc.	1,373	46,050
Roper Technologies, Inc.	1,506	707,700
Ryerson Holding Corp.[1]	9,099	334,934
S&P Global, Inc.[1]	5,988	2,254,482
Safety Insurance Group, Inc.	526	45,257
Saia, Inc.*	208	42,840
Salesforce, Inc.*	8,233	1,448,514
Sanderson Farms, Inc.	254	48,100
Schlumberger N.V.	11,015	429,695
Schneider Electric SE	1,934	277,469
Schneider National, Inc., Class B	2,002	47,307
Seagate Technology Holdings PLC[1]	6,249	512,668
SEI Investments Co.	807	44,966
Selective Insurance Group, Inc.	542	44,639

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Semtech Corp.*	735	43,806
Sherwin-Williams Co.	171	47,018
Shutterstock, Inc.	553	41,873
Shyft Group, Inc.	1,449	36,906
Simpson Manufacturing Co., Inc.	440	45,615
Simulations Plus, Inc.	967	45,120
SkyWest, Inc.*	14,868	433,402
Skyworks Solutions, Inc.	378	42,827
Snap-on, Inc.	222	47,173
Southwest Airlines Co.*	20,199	943,697
SPS Commerce, Inc.*	378	45,220
SS&C Technologies Holdings, Inc.[1]	26,495	1,713,167
Standard Motor Products, Inc.	1,108	47,289
Steel Dynamics, Inc.[1]	4,156	356,377
Steven Madden Ltd.	1,175	48,246
Stewart Information Services Corp.	841	43,396
SVB Financial Group*	150	73,146
Synopsys, Inc.*	151	43,305
T-Mobile U.S., Inc.*	1,018	125,357
T. Rowe Price Group, Inc.	329	40,480
Teradyne, Inc.	413	43,555
Tesla, Inc.*,1	153	133,226
Tetra Tech, Inc.	307	42,759
Thor Industries, Inc.	584	44,705
TimkenSteel Corp.*	2,182	45,102
Titan Machinery, Inc.*	1,804	42,538
Toll Brothers, Inc.	10,053	466,158
Tradeweb Markets, Inc., Class A	552	39,297
Trane Technologies PLC	2,095	293,070
Transcat, Inc.*	622	45,406
Trex Co., Inc.*	720	41,897
Tri Pointe Homes, Inc.*	2,328	48,120
Trimble, Inc.*	672	44,822
Twilio, Inc., Class A*	1,856	207,538
Tyson Foods, Inc., Class A1	13,816	1,287,099
UFP Industries, Inc.	592	45,803
Ulta Beauty, Inc.*,1	910	361,088
UniFirst Corp.	87	14,990
United Rentals, Inc.*,1	5,500	1,740,860
UnitedHealth Group, Inc.[1]	2,280	1,159,494
Universal Display Corp.	314	40,107

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
US Physical Therapy, Inc.	479	49,706
USANA Health Sciences, Inc.*	594	45,536
Veeva Systems, Inc., Class A*	245	44,578
VeriSign, Inc.*,1	2,086	372,747
Viatris, Inc.[1]	174,058	1,798,019
Vicor Corp.*	756	45,753
Vir Biotechnology, Inc.*,1	8,340	169,719
Virtus Investment Partners, Inc.	225	39,861
Vistra Corp.[1]	15,040	376,301
Vontier Corp.	32,631	836,006
W. R. Berkley Corp.[1]	10,260	682,187
Walgreens Boots Alliance, Inc.[1]	2,479	105,110
Warrior Met Coal, Inc.[1]	7,338	250,006
Waste Connections, Inc.	1,375	189,709
Watsco, Inc.	160	42,685
Watts Water Technologies, Inc., Class A	345	43,974
WD-40 Co.	167	30,725
Weatherford International PLC*,1	1,848	59,653
Weis Markets, Inc.	615	49,126
Wells Fargo & Co.	28,327	1,235,907
West Pharmaceutical Services, Inc.	124	39,067
Weyerhaeuser Co.	1,193	49,175
Williams-Sonoma, Inc.	5,333	695,850
Wintrust Financial Corp.	5,922	517,109
Woodward, Inc.	399	44,082
Wynn Resorts Ltd.*	21,737	1,532,024
XPEL, Inc.*	981	42,448
Yum! Brands, Inc.[1]	566	66,228
Zendesk, Inc.*	3,496	426,652
Zions Bancorp N.A.	26,011	1,469,882
Zoom Video Communications, Inc., Class A*,1	5,068	504,621
Zumiez, Inc.*	1,204	44,103
Zynex, Inc.[1]	35,300	224,861
		111,598,616
Total common stocks (cost—$192,726,713)		184,513,923

Preferred stocks—0.0%†
Germany—0.0%†
Bayerische Motoren Werke AG (cost—$77,661)	920	67,775

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investment companies—6.4%
AlphaSimplex Managed Futures Strategy Fund, Class Y	877,594	11,426,276
AQR Style Premia Alternative Fund, Class I	1,325,771	11,414,887
Carillon Reams Unconstrained Bond Fund, Class I	173,590	2,074,400
Invesco DB Gold Fund*	41,700	2,248,039
Total investment companies (cost—$24,594,598)		27,163,602

Number of warrants
Warrant—0.0%†
Canada—0.0%†
Medexus Pharmaceuticals, Inc. expires 02/23/23* (cost—$0)	12,500	681

	Face amount($)		Value ($)
Corporate bonds—12.7%
Canada—0.5%
Chorus Aviation, Inc.
6.000%, due 06/30/26[1,2]	CAD	2,430,000	1,910,481

Hong Kong—0.0%†
Seaspan Corp.
3.750%, due 12/15/25[2]	USD	125,000	139,728

Taiwan—0.1%
Sea Ltd.
0.250%, due 09/15/26		290,000	217,312

United States—12.1%
Amyris, Inc.
1.500%, due 11/15/26[2]		685,000	476,240
Beyond Meat, Inc.
0.000%, due 03/15/27[3]		340,000	182,175
Blackline, Inc.
0.000%, due 03/15/26[3]		270,000	222,497
Block, Inc.
0.000%, due 05/01/26[3]		160,000	138,215
Bloomin' Brands, Inc.
5.000%, due 05/01/25		1,500,000	3,029,325
Carnival Corp.
5.750%, due 04/01/23		6,540,000	11,968,200

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Ceridian HCM Holding, Inc.
0.250%, due 03/15/26	190,000	156,652
Cinemark Holdings, Inc.
4.500%, due 08/15/25	2,140,000	2,961,332
Coupa Software, Inc.
0.125%, due 06/15/25	2,000,000	1,838,338
0.375%, due 06/15/26	270,000	218,796
DigitalOcean Holdings, Inc.
0.000%, due 12/01/26[2,3]	290,000	214,155
DraftKings, Inc.
0.000%, due 03/15/28[3]	230,000	150,986
Enphase Energy, Inc.
0.000%, due 03/01/26[3]	250,000	234,964
Exact Sciences Corp.
0.375%, due 03/01/28	250,000	202,042
Fastly, Inc.
0.000%, due 03/15/26[3]	300,000	228,098
Fisker, Inc.
2.500%, due 09/15/26[2]	175,000	129,487
Guardant Health, Inc.
0.000%, due 11/15/27[3]	140,000	114,206
Guess?, Inc.
2.000%, due 04/15/24	1,000,000	1,126,500
Halozyme Therapeutics, Inc.
0.250%, due 03/01/27	275,000	234,528
Ionis Pharmaceuticals, Inc.
0.125%, due 12/15/24	265,000	232,579
Itron, Inc.
0.000%, due 03/15/26[3]	215,000	177,319
JetBlue Airways Corp.
0.500%, due 04/01/26[2]	250,000	207,723
Liberty Media Corp.
0.500%, due 12/01/50[2]	1,500,000	1,921,350
1.375%, due 10/15/23	7,867,000	10,337,710
Nutanix, Inc.
0.250%, due 10/01/27[2]	290,000	233,383
NuVasive, Inc.
0.375%, due 03/15/25	175,000	163,668
Patrick Industries, Inc.
1.750%, due 12/01/28[2]	450,000	403,939

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Snap, Inc.
0.010%, due 05/01/27[2]	275,000	218,147
SoFi Technologies, Inc.
0.000%, due 10/15/26[2,3]	300,000	203,326
Splunk, Inc.
1.125%, due 06/15/27	265,000	238,196
Sunnova Energy International, Inc.
0.250%, due 12/01/26[2]	140,000	109,706
Teladoc Health, Inc.
1.250%, due 06/01/27	275,000	203,956
Uber Technologies, Inc.
0.000%, due 12/15/25[3]	160,000	137,340
United States Steel Corp.
5.000%, due 11/01/26	3,500,000	8,448,090
Wayfair, Inc.
1.000%, due 08/15/26	2,450,000	2,134,883
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	978,000	2,319,024
		51,517,075
Total corporate bonds (cost—$53,707,681)		53,784,596

Number of shares
Short-term investments—24.3%
Investment companies—24.3%
State Street Institutional U.S. Government Money Market Fund, 0.290%[4] (cost—$103,157,132)	103,157,132	103,157,132

	Face amount($)	Value ($)
Short-term U.S. Treasury obligations—6.9%
U.S. Treasury Bills
0.162%, due 05/19/22[1,4]	2,847,700	2,847,404
0.165%, due 05/19/22[1,4]	2,652,300	2,652,025
0.650%, due 07/21/22[1,4]	18,350,000	18,316,392
1.002%, due 08/18/22[4]	2,729,000	2,720,828

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Short-term U.S. Treasury obligations—(concluded)
1.007%, due 08/18/22[4]	2,771,000	2,762,703
Total short-term U.S. Treasury obligations (cost—$29,306,687)		29,299,352

	Number of contracts	Notional amount	Value ($)
Equity and foreign exchange options purchased—0.9%
Call options—0.5%
Call Euro STOXX 50 strike @ $3,850 expires 07/15/22 (Counterparty: JPMCB)	5	19,673,500	615,629
Call Euro STOXX 50, strike @ $3,850 expires 06/17/22 (Counterparty: JPMCB)	4	16,863,000	391,372
Call Euro STOXX 50, strike @ $7,750 expires 06/17/22 (Counterparty: JPMCB)	1	9,300,000	117,697
Call Euro STOXX 50, strike @ $88 expires 06/17/22 (Counterparty: JPMCB)	33	14,366,000	447,774
Call FTSE 100 Index, strike @ $7,750 expires 07/15/22 (Counterparty: JPMCB)	1	9,300,000	178,055
Call NIKKEI 225 Index, strike @ $29,000 expires 06/10/22 (Counterparty: JPMCB)	1	1,595,000,000	46,619
Call S&P 500 Index, strike @ $4,225 expires 06/17/22 (Counterparty: JPMCB)	0	6,337,500	163,950
Call S&P 500 Index, strike @ $4,400 expires 05/20/22 (Counterparty: JPMCB)	0	17,600,000	58,840
Call S&P 500 Index, strike @ $4,450 expires 05/31/22 (Counterparty: JPMCB)	0	14,240,000	46,048
Call S&P 500 Index, strike @ $4,750 expires 06/17/22 (Counterparty: JPMCB)	0	22,800,000	9,600
Call S&P 500 Index, strike @ $4,750 expires 06/30/22 (Counterparty: JPMCB)	0	22,800,000	21,600
Total			2,097,184
Put options—0.4%
Put Amyris, Inc., strike price @ $4.000 01/20/23 (Counterparty: MSCI)	2	60,000	19,500
Put Cinemark Holdings, Inc., strike @ $10 expires 01/10/23 (Counterparty: MSCI)	1	100,000	9,500
Put Cinemark Holdings, Inc., strike @ $75 expires 01/10/23 (Counterparty: MSCI)	0	187,500	50,000
Put Coupa Software, Inc., strike @ $55 expires 01/10/23 (Counterparty: MSCI)	0	165,000	17,100
Put Coupa Software, Inc., strike @ $70 expires 09/16/22 (Counterparty: MSCI)	0	70,000	7,600
Put Euro STOXX 50, strike @ $3,000 expires 10/21/22 (Counterparty: JPMCB)	1	3,360,000	94,642

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of contracts	Notional amount	Value($)
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Put Euro STOXX 50, strike @ $3,700 expires 07/15/22 (Counterparty: JPMCB)	2	8,510,000	400,353
Put Guess?, Inc., strike @ $12 expires 01/10/23 (Counterparty: MSCI)	1	72,000	3,000
Put S&P 500 Index, strike @ $3,400 expires 10/21/22 (Counterparty: JPMCB)	0	6,120,000	178,218
Put S&P 500 Index, strike @ $4,225 expires 07/15/22 (Counterparty: JPMCB)	0	19,857,500	1,082,880
Put United States Steel Corp., strike @ $12 expires 01/20/23 (Counterparty: MSCI)	1	120,000	2,100
Put United States Steel Corp., strike @ $15 expires 01/20/23 (Counterparty: MSCI)	1	150,000	7,500
Put United States Steel Corp., strike @ $22 expires 09/16/22 (Counterparty: MSCI)	0	55,000	3,525
Total			1,875,918
Total equity and foreign exchange options purchased (cost—$6,359,746)			3,973,102
Total investments before investments sold short (cost—$409,981,203)—94.7%			401,960,163

	Number of shares
Investments sold short—(26.2)%
Common stocks—(22.1)%
Australia—(0.2)%
De Grey Mining Ltd.	(225,705)	(189,900)
Megaport Ltd.	(4,958)	(29,455)
PointsBet Holdings Ltd.	(24,413)	(49,749)
Tyro Payments Ltd.	(31,263)	(26,722)
Washington H Soul Pattinson & Co. Ltd.	(19,204)	(374,211)
		(670,037)
Burkina Faso—(0.1)%
IAMGOLD Corp.	(114,700)	(324,105)

Canada—(3.7)%
Atco Ltd., Class I	(20,620)	(734,657)
Atlas Corp.	(6,248)	(77,225)
B2Gold Corp.	(27,390)	(116,199)
Ballard Power Systems, Inc.	(48,000)	(398,677)
Calian Group Ltd.	(9,300)	(513,413)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Canada Goose Holdings, Inc.	(11,620)	(253,267)
Canadian Natural Resources Ltd.	(10,230)	(633,159)
Canopy Growth Corp.	(68,200)	(393,385)
Cascades, Inc.	(61,280)	(602,473)
CI Financial Corp.	(17,550)	(228,827)
CT Real Estate Investment Trust	(22,830)	(315,442)
Enbridge, Inc.	(6,900)	(301,104)
Equinox Gold Corp.	(46,450)	(331,205)
Equitable Group, Inc.	(4,380)	(196,557)
Extendicare, Inc.	(60,320)	(341,359)
Granite Real Estate Investment Trust	(8,030)	(594,694)
Hydro One Ltd.[2]	(11,410)	(308,465)
IGM Financial, Inc.	(32,030)	(1,015,017)
Labrador Iron Ore Royalty Corp.	(5,630)	(152,336)
Lightspeed Commerce, Inc.	(25,828)	(577,228)
MTY Food Group, Inc.	(6,400)	(258,710)
Mullen Group Ltd.	(95,920)	(917,648)
NFI Group, Inc.	(43,380)	(398,124)
Novagold Resources, Inc.	(29,430)	(183,501)
Onex Corp.	(9,150)	(549,791)
PrairieSky Royalty Ltd.	(27,350)	(375,340)
Richelieu Hardware Ltd.	(18,320)	(520,087)
Ritchie Bros Auctioneers, Inc.	(9,310)	(512,805)
Rogers Sugar, Inc.	(99,000)	(470,860)
Sleep Country Canada Holdings, Inc.[2]	(7,000)	(136,006)
SmartCentres Real Estate Investment Trust	(23,330)	(568,245)
Spartan Delta Corp.	(23,260)	(214,014)
TMX Group Ltd.	(6,960)	(708,596)
Tricon Residential, Inc.	(68,620)	(992,991)
Whitecap Resources, Inc.	(91,820)	(752,629)
		(15,644,036)
Colombia—(0.1)%
Ecopetrol SA, ADR	(30,060)	(487,874)

Denmark—(0.1)%
Tryg A/S	(10,509)	(249,873)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Denmark—(concluded)
Vestas Wind Systems AS	(2,129)	(54,292)
		(304,165)
France—(0.1)%
McPhy Energy SA	(8,441)	(154,194)
Safran SA	(2,727)	(292,876)
Worldline SA2	(5,006)	(196,957)
		(644,027)
Germany—(0.0)%†
Bechtle AG	(537)	(24,815)

Israel—(0.0)%†
Radware Ltd.	(2,802)	(81,006)

Japan—(0.2)%
Fast Retailing Co. Ltd.	(700)	(322,284)
Fujitsu General Ltd.	(6,100)	(108,422)
Oriental Land Co. Ltd.	(3,200)	(484,064)
		(914,770)
Netherlands—(0.1)%
Argenx SE	(1,703)	(490,812)

New Zealand—(0.0)%†
Xero Ltd.	(1,998)	(131,752)

Norway—(0.1)%
Schibsted ASA, Class A	(15,764)	(328,504)
Schibsted ASA, Class B	(2,646)	(50,862)
		(379,366)
Saudi Arabia—(0.1)%
Delivery Hero SE2	(6,106)	(214,644)

Singapore—(0.1)%
Grab Holdings Ltd., Class A	(202,163)	(596,381)

Spain—(0.1)%
Amadeus IT Group SA	(4,077)	(255,477)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Spain—(concluded)
Cellnex Telecom SA2	(7,722)	(359,924)
		(615,401)
United Kingdom—(0.3)%
AVEVA Group PLC	(4,124)	(110,837)
Ceres Power Holdings PLC	(1,751)	(15,977)
Greatland Gold PLC	(880,912)	(147,053)
ITM Power PLC	(61,060)	(251,556)
Just Eat Takeaway.com N.V.[2]	(1,384)	(37,593)
Ocado Group PLC	(52,226)	(597,290)
		(1,160,306)
United States—(16.7)%
10X Genomics, Inc., Class A	(5,646)	(269,653)
3M Co.	(5,040)	(726,869)
908 Devices, Inc.	(9,921)	(176,098)
A.O. Smith Corp.	(1,609)	(94,014)
Affirm Holdings, Inc.	(4,328)	(124,214)
Alnylam Pharmaceuticals, Inc.	(3,045)	(406,294)
American Airlines Group, Inc.	(23,270)	(436,778)
American Tower Corp.	(1,756)	(423,231)
Amyris, Inc.	(77,789)	(266,816)
Azenta, Inc.	(2,376)	(178,105)
Bally's Corp.	(5,350)	(159,644)
Big Lots, Inc.	(5,620)	(173,658)
BigCommerce Holdings, Inc.	(12,752)	(227,878)
Blink Charging Co.	(10,805)	(206,376)
Bloomin' Brands, Inc.	(114,214)	(2,511,566)
Boeing Co.	(1,406)	(209,269)
Boise Cascade Co.	(5,700)	(430,806)
Bristol-Myers Squibb Co.	(2,741)	(206,315)
Broadcom, Inc.	(359)	(199,026)
Bunge Ltd.	(1,787)	(202,145)
Cactus, Inc., Class A	(1,740)	(86,878)
Capital One Financial Corp.	(1,448)	(180,450)
Carnival Corp.	(614,760)	(10,635,348)
Carvana Co.	(4,407)	(255,430)
Celsius Holdings, Inc.	(3,580)	(186,160)
CH Robinson Worldwide, Inc.	(2,320)	(246,268)
Children's Place, Inc.	(8,043)	(372,632)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Cinemark Holdings, Inc.	(126,741)	(2,010,112)
Clean Energy Fuels Corp.	(32,149)	(188,393)
Coinbase Global, Inc., Class A	(5,442)	(613,368)
Coupa Software, Inc.	(5,643)	(486,991)
Crocs, Inc.	(2,961)	(196,699)
Deluxe Corp.	(15,840)	(428,947)
Devon Energy Corp.	(3,936)	(228,957)
Dick's Sporting Goods, Inc.	(7,454)	(718,715)
Domino's Pizza, Inc.	(556)	(187,928)
DoorDash, Inc., Class A	(6,130)	(499,166)
Eaton Corp. PLC	(3,420)	(495,968)
Equifax, Inc.	(2,720)	(553,574)
Estee Lauder Cos., Inc., Class A	(783)	(206,759)
Exact Sciences Corp.	(8,864)	(487,963)
Expeditors International of Washington, Inc.	(7,200)	(713,304)
Exxon Mobil Corp.	(2,645)	(225,486)
F45 Training Holdings, Inc.	(12,010)	(105,568)
Facebook, Inc., Class A	(317)	(63,549)
Federal Realty Investment Trust	(1,800)	(210,708)
Floor & Decor Holdings, Inc., Class A	(6,860)	(546,879)
Frontier Communications Parent, Inc.	(3,682)	(97,168)
FuelCell Energy, Inc.	(40,956)	(167,101)
Gevo, Inc.	(20,917)	(77,602)
Guess?, Inc.	(20,169)	(453,197)
HEICO Corp.	(2,290)	(323,417)
Herc Holdings, Inc.	(2,270)	(290,151)
Hess Corp.	(1,980)	(204,079)
Home Depot, Inc.	(3,689)	(1,108,176)
Hormel Foods Corp.	(2,089)	(109,443)
iRobot Corp.	(576)	(29,174)
Kimberly-Clark Corp.	(2,820)	(391,501)
Las Vegas Sands Corp.	(10,220)	(362,095)
Lemonade, Inc.	(9,027)	(188,303)
Liberty Media Corp.-Liberty Braves, Class A	(16,590)	(435,819)
Liberty Media Corp.-Liberty Formula One, Class A	(38,152)	(2,190,688)
Liberty Media Corp.-Liberty SiriusXM, Class A	(155,100)	(6,487,833)
Live Nation Entertainment, Inc.	(12,652)	(1,326,942)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Lowe's Cos., Inc.	(3,163)	(625,420)
Lucid Group, Inc.	(20,413)	(369,067)
Lululemon Athletica, Inc.	(580)	(205,685)
Lumen Technologies, Inc.	(19,586)	(197,035)
Lyft, Inc.	(7,407)	(241,468)
Microchip Technology, Inc.	(3,140)	(204,728)
Natera, Inc.	(2,047)	(71,891)
Nexstar Media Group, Inc., Class A	(1,145)	(181,391)
NIKE, Inc., Class B	(1,633)	(203,635)
Nordstrom, Inc.	(17,299)	(444,584)
Novocure Ltd.	(3,712)	(284,265)
NVIDIA Corp.	(326)	(60,463)
Okta, Inc.	(2,163)	(258,068)
Old Dominion Freight Line, Inc.	(2,750)	(770,330)
ON Semiconductor Corp.	(4,012)	(209,065)
Oshkosh Corp.	(13,750)	(1,271,050)
Otis Worldwide Corp.	(11,450)	(834,018)
PAR Technology Corp.	(2,307)	(76,223)
Patrick Industries, Inc.	(2,472)	(153,882)
Phathom Pharmaceuticals, Inc.	(12,050)	(155,927)
Phreesia, Inc.	(9,640)	(220,563)
Plug Power, Inc.	(17,323)	(364,130)
Redfin Corp.	(19,095)	(212,909)
Regency Centers Corp.	(3,153)	(217,021)
RH	(930)	(312,592)
Rivian Automotive, Inc.	(9,350)	(282,744)
ROBLOX Corp., Class A	(5,266)	(161,403)
Roku, Inc.	(2,548)	(236,709)
Seagen, Inc.	(3,754)	(491,812)
SEI Investments Co.	(4,649)	(259,042)
Signet Jewelers Ltd.	(1,381)	(96,946)
SiteOne Landscape Supply, Inc.	(4,475)	(631,109)
SkyWater Technology, Inc.	(5,675)	(34,731)
Sleep Number Corp.	(3,657)	(148,328)
SoFi Technologies, Inc.	(27,710)	(169,585)
Sprouts Farmers Market, Inc.	(6,781)	(202,074)
Starbucks Corp.	(6,880)	(513,523)
Stoneridge, Inc.	(2,625)	(51,739)
SunPower Corp.	(14,730)	(243,192)
Sunrun, Inc.	(8,628)	(172,388)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Tapestry, Inc.	(12,167)	(400,538)
Terex Corp.	(32,010)	(1,088,340)
Tesla, Inc.	(220)	(191,567)
TG Therapeutics, Inc.	(18,309)	(127,065)
The Middleby Corp.	(3,210)	(493,987)
TuSimple Holdings, Inc., Class A	(15,001)	(155,560)
Twilio, Inc., Class A	(1,962)	(219,391)
Union Pacific Corp.	(531)	(124,408)
United Parcel Service, Inc., Class B	(1,720)	(309,566)
United States Steel Corp.	(251,459)	(7,666,985)
Urban Outfitters, Inc.	(13,930)	(331,534)
Vimeo, Inc.	(16,160)	(164,670)
Vuzix Corp.	(15,381)	(79,520)
Warner Music Group Corp., Class A	(5,674)	(168,915)
Wayfair, Inc., Class A	(15,310)	(1,177,951)
Whirlpool Corp.	(1,390)	(252,313)
Williams-Sonoma, Inc.	(5,236)	(683,193)
Wingstop, Inc.	(1,641)	(150,578)
World Wrestling Entertainment, Inc., Class A	(37,687)	(2,200,544)
Wynn Resorts Ltd.	(2,830)	(199,458)
		(71,030,462)
Total common stocks (cost—$(102,958,878))		(93,713,959)

	Face amount($)	Value ($)
Corporate bonds—(0.0)%†
United States—(0.0)%†
Patrick Industries, Inc.
4.750%, due 05/01/29	(100,000)	(85,750)

	Number of shares
Investment companies—(4.1)%
BMO S&P 500 Index ETF	(23,890)	(1,081,201)
Horizon S&P/TSX 60 Index ETF	(75,500)	(2,945,008)
Industrial Select Sector SPDR Fund	(5,800)	(551,812)
iShares Core S&P Small-Cap ETF	(9,320)	(926,595)
iShares Core S&P/TSX Capped Composite Index ETF	(52,570)	(1,354,916)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
iShares Russell 2000 ETF	(11,257)	(2,081,982)
iShares S&P/TSX 60 Index ETF	(14,990)	(371,060)
SPDR Bloomberg High Yield Bond ETF	(18,600)	(1,815,546)
SPDR S&P 500 ETF Trust	(13,274)	(5,468,888)
SPDR S&P Oil & Gas Exploration & Production ETF	(6,600)	(869,946)
Total investment companies (cost—$(18,006,968))		(17,466,954)
Total investments sold short (proceeds—$(121,063,931))		(111,266,663)
Other assets in excess of liabilities—31.5%		133,776,342
Net assets—100.0%		$424,469,842

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Equity options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
EUR	19,929,000	511	Call Euro STOXX 50, strike @ 3,900.00	JPMCB	07/15/22	675,168	(497,570)	177,598
EUR	14,855,750	3,265	Call Euro STOXX 50, strike @ 91.00	JPMCB	06/17/22	518,991	(284,164)	234,827
GBP	9,420,000	120	Call FTSE 100 Index, strike @ 7,850.00	JPMCB	06/17/22	89,472	(65,639)	23,833
GBP	9,420,000	120	Call FTSE 100 Index, strike @ 7,850.00	JPMCB	07/15/22	139,813	(125,242)	14,571
JPY	1,622,500,000	55	Call NIKKEI 225 Index, strike @ 29,500.00	JPMCB	06/10/22	161,874	(25,429)	136,445
USD	17,800,000	40	Call S&P 500 Index, strike @ 4,450.00	JPMCB	05/20/22	369,931	(32,000)	337,931
USD	14,400,000	32	Call S&P 500 Index, strike @ 4,500.00	JPMCB	05/31/22	284,746	(27,520)	257,226
USD	23,040,000	48	Call S&P 500 Index, strike @ 4,800.00	JPMCB	06/17/22	268,718	(6,000)	262,718
USD	23,040,000	48	Call S&P 500 Index, strike @ 4,800.00	JPMCB	06/30/22	313,358	(12,240)	301,118
EUR	17,082,000	438	Call Euro STOXX 50, strike @ 3,900.00	JPMCB	06/17/22	474,786	(285,096)	189,690
Total						$3,296,857	$(1,360,900)	$1,935,957

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Equity options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
EUR	2,701,000	73	Put Euro STOXX 50, strike @ 3,700.00	JPMCB	06/17/22	105,908	(98,574)	7,334
GBP	1,776,000	24	Put Euro STOXX 50, strike @ 7,400.00	JPMCB	06/17/22	47,784	(46,475)	1,309
EUR	2,709,950	653	Put Euro STOXX 50, strike @ 83.00	JPMCB	06/17/22	178,346	(139,499)	38,847
GBP	1,776,000	24	Put FTSE 100 Index, strike @ 7,400.00	JPMCB	07/15/22	59,452	(61,716)	(2,264)
JPY	297,000,000	11	Put NIKKEI 225 Index, strike @ 27,000.00	JPMCB	06/10/22	61,464	(76,286)	(14,822)
USD	17,860,000	47	Put S&P 500 Index, strike @ 3,800.00	JPMCB	07/15/22	347,719	(468,120)	(120,401)
USD	2,050,000	5	Put S&P 500 Index, strike @ 4,100.00	JPMCB	05/20/22	71,240	(48,950)	22,290
USD	6,337,500	15	Put S&P 500 Index, strike @ 4,225.00	JPMCB	06/17/22	233,975	(305,670)	(71,695)
USD	1,700,000	4	Put S&P 500 Index, strike @ 4,250.00	JPMCB	05/31/22	61,775	(77,752)	(15,977)
USD	3,600,000	8	Put S&P 500 Index, strike @ 4,500.00	JPMCB	06/17/22	92,386	(305,576)	(213,190)
USD	3,600,000	8	Put S&P 500 Index, strike @ 4,500.00	JPMCB	06/30/22	103,906	(301,560)	(197,654)
EUR	9,999,000	303	Put Euro STOXX 50, strike @ 3,300.00	JPMCB	07/15/22	258,377	(210,330)	48,047
Total						$1,622,332	$(2,140,508)	$(518,176)
Total equity options written						$4,919,189	$(3,501,408)	$1,417,781

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
85	USD	Mini Health Care Select Sector Futures	June 2022	11,537,874	11,171,550	(366,324)
65	USD	MSCI Brazil Index Futures	June 2022	3,239,258	3,290,235	50,977
Total				$14,777,132	$14,461,785	$(315,347)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)
Index futures sell contracts:
117	EUR	EURO STOXX 50 Index Futures	June 2022	(4,557,992)	(4,611,314)	(53,322)
722	EUR	EURO STOXX 600 Index Futures	June 2022	(16,150,644)	(16,977,715)	(827,071)
28	USD	MSCI World Index Futures	June 2022	(2,408,605)	(2,413,320)	(4,715)
95	USD	Russell 2000 Mini Index Futures	June 2022	(9,381,412)	(8,841,175)	540,237
58	USD	S&P 500 E-Mini Index Futures	June 2022	(12,501,582)	(11,969,750)	531,832
U.S. Treasury futures sell contracts:
483	USD	U.S. Treasury Note 5 Year Futures	June 2022	$(56,620,829)	$(54,420,516)	$2,200,313
Total				$(101,621,064)	$(99,233,790)	$2,387,274
Net unrealized appreciation (depreciation)						$2,071,927

Centrally cleared credit default swap agreements on corporate issues—sell protection5

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[6](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield 38 Index	USD	2,885	06/20/27	Quarterly	5.000	(117,514)	62,040	(55,474)
iTraxx Europe Crossover Series 27 Index	EUR	2,584	06/20/27	Quarterly	5.000	(157,346)	99,542	(57,804)
Total						$(274,860)	$161,582	$(113,278)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
AUD	6,106	06/15/24	Quarterly	3 Month AUD BBSW	2.751	(24,003)	(24,003)
AUD	12,212	06/15/24	Quarterly	3 Month AUD BBSW	2.746	(48,846)	(48,846)
AUD	6,106	06/15/24	Quarterly	3 Month AUD BBSW	2.791	(20,642)	(20,642)
AUD	18,320	06/15/24	Quarterly	RBA IOCR	2.768	(3,309)	(3,309)
AUD	18,320	06/15/24	Quarterly	3 Month AUD BBSW	2.7677	(67,807)	(67,807)
USD	3,448	06/21/25	Annual	3.001	12 Month SOFR	2,004	2,004
USD	3,448	06/21/25	Annual	3.003	12 Month SOFR	1,841	1,841
USD	3,448	06/21/25	Annual	3.001	12 Month SOFR	2,004	2,004
USD	3,448	06/21/25	Annual	2.922	12 Month SOFR	7,160	7,160

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
USD	10,345	06/21/25	Annual	2.856	12 Month SOFR	34,404	34,404
USD	10,345	06/21/25	Annual	2.812	12 Month SOFR	42,921	42,921
JPY	3,021,000	06/15/32	Annual	0.323	12 Month JPY TONA	102,981	102,981
INR	523,626	06/15/27	Semi-Annual	6.115	3 Month INR MIBOR	177,712	177,712
INR	1,050,232	06/15/27	Semi-Annual	5.91	6 Month INR MIBOR	478,733	478,733
GBP	1,554	12/21/32	Annual	1.110	12 Month SONIA	145,210	145,210
GBP	1,157	12/21/32	Annual	1.110	12 Month SONIA	108,103	108,103
GBP	1,122	12/21/24	Annual	12 Month SONIA	1.140	(35,435)	(35,435)
GBP	10,600	12/21/24	Annual	12 Month SONIA	1.143	(334,007)	(334,007)
AUD	30,749	03/16/23	Quarterly	3 Month AUD BBSW	0.620	(223,182)	(223,182)
AUD	20,500	03/16/23	Quarterly	3 Month AUD BBSW	0.603	(151,267)	(151,267)
AUD	10,250	03/16/23	Quarterly	3 Month AUD BBSW	0.608	(75,269)	(75,269)
AUD	20,500	03/16/23	Quarterly	3 Month AUD BBSW	0.603	(151,338)	(151,338)
AUD	41,001	03/16/23	Quarterly	3 Month AUD BBSW	0.612	(299,923)	(299,923)
AUD	20,139	03/16/23	Quarterly	3 Month AUD BBSW	0.608	(147,984)	(147,984)
AUD	20,861	03/16/23	Quarterly	3 Month AUD BBSW	0.603	(154,036)	(154,036)
GBP	245	12/21/32	Annual	1.052	12 Month SONIA	24,472	24,472
GBP	2,325	03/15/33	Annual	1.121	12 Month SONIA	209,766	209,766
USD	61,915	03/15/25	Annual	1.404	12 Month SOFR	1,981,404	1,981,404
GBP	1,222	12/21/24	Annual	12 Month SONIA	1.278	(34,531)	(34,531)
GBP	2,325	03/15/33	Annual	1.126	12 Month SONIA	208,474	208,474
GBP	2,325	03/15/33	Annual	1.136	12 Month SONIA	205,892	205,892
GBP	2,325	03/15/33	Annual	1.149	12 Month SONIA	202,535	202,535
GBP	11,000	03/15/25	Annual	12 Month SONIA	1.356	(282,426)	(282,426)
GBP	11,000	03/15/25	Annual	12 Month SONIA	1.344	(285,721)	(285,721)
GBP	11,000	03/15/25	Annual	12 Month SONIA	1.356	(282,557)	(282,557)
GBP	11,000	03/15/25	Annual	12 Month SONIA	1.370	(278,735)	(278,735)
Total						$1,034,598	$1,034,598

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	USD	2	06/17/22	Quarterly	0.000	S&P 500 Index	—	(458,427)	(458,427)
BB	EUR	11	10/29/22	Quarterly	0.000	3 Month EURIBOR	10	(353)	(343)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)
BB	EUR	20	02/24/23	Annual	3 Month EURIBOR	Ryanair Holdings PLC	—	4,371	4,371
BB	EUR	540	10/29/22	Quarterly	3 Months EURIBOR	0.552	28	806	834
BB	EUR	189	10/29/22	Quarterly	3 Months EURIBOR	0.552	—	282	282
BOA	USD	1	08/19/22	Quarterly	0.000	S&P 500 Index	—	(86,571)	(86,571)
GSI	USD	1	09/16/22	Quarterly	0.000	S&P 500 Index	—	(73,195)	(73,195)
JPMCB	EUR	1,263	08/02/22	Monthly	(0.273)	Europcar Mobility Group	—	6,190	6,190
JPMCB	GBP	147	08/04/22	Monthly	0.496	Meggitt PLC	—	77,284	77,284
JPMCB	USD	11	08/11/22	Monthly	0.370	Sanderson Farms , Inc.	—	(63,080)	(63,080)
JPMCB	USD	2	08/11/22	Monthly	0.370	American National Group , Inc.	—	(909)	(909)
JPMCB	GBP	15	08/15/22	Monthly	0.496	Avast PLC (Gbp)	—	(5,562)	(5,562)
JPMCB	USD	1	08/15/22	Monthly	Nortonlifelock , Inc.	(0.230)	—	2,699	2,699
JPMCB	GBP	33	08/18/22	Monthly	0.496	Ultra Electronics Hldgs PLC	—	(25,457)	(25,457)
JPMCB	USD	21	10/14/22	Monthly	0.370	Umpqua Holdings Corp.	—	(75,350)	(75,350)
JPMCB	USD	12	10/14/22	Monthly	Columbia Banking System , Inc.	(0.230)	—	72,051	72,051
JPMCB	USD	41	10/25/22	Monthly	0.370	Pnm Resources , Inc.	—	(121,993)	(121,993)
JPMCB	USD	8	11/04/22	Monthly	0.370	Rogers Corp.	—	5,990	5,990
JPMCB	AUD	21	11/14/22	Monthly	Newcrest Mining LTD.	(0.230)	—	(37,384)	(37,384)
JPMCB	DKK	2	11/14/22	Monthly	(0.050)	Drilling Co of 1972	—	23,974	23,974
JPMCB	USD	3	11/15/22	Monthly	NOBLE Corp.	(1.036)	—	(18,498)	(18,498)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)
JPMCB	USD	83	11/25/22	Monthly	0.370	Vonage Holdings Corp.	—	(46,832)	(46,832)
JPMCB	USD	40	12/08/22	Monthly	0.370	Gcp Applied Technologies	—	(8,830)	(8,830)
JPMCB	EUR	64	12/08/22	Monthly	(0.273)	Intertrust Nv	—	2,476	2,476
JPMCB	USD	13	12/16/22	Monthly	0.370	Terminix Global Holdings , Inc.	—	15,744	15,744
JPMCB	GBP	64	12/16/22	Monthly	Rentokil Initial PLC	(0.104)	—	(7,312)	(7,312)
JPMCB	USD	10	12/19/22	Monthly	0.370	CMC Materials , Inc.	—	(80,199)	(80,199)
JPMCB	USD	4	12/19/22	Monthly	Entegris , Inc.	(0.230)	—	89,815	89,815
JPMCB	USD	24	12/22/22	Monthly	0.370	Cerner Corp.	—	61,627	61,627
JPMCB	USD	42	12/28/22	Monthly	0.370	Ortho Clinical Diagnostics H	—	(111,280)	(111,280)
JPMCB	USD	4	12/28/22	Monthly	Quidel Corp.	(0.230)	—	117,500	117,500
JPMCB	USD	84	01/10/23	Monthly	0.370	Change Healthcare , Inc.	—	213,743	213,743
JPMCB	USD	161	01/12/23	Monthly	0.370	Zynga , Inc., Class A	—	(69,085)	(69,085)
JPMCB	USD	6	01/12/23	Monthly	Take-Two Interactive Softwre	(0.230)	—	123,088	123,088
JPMCB	USD	24	01/20/23	Monthly	0.370	Activision Blizzard , Inc.	—	(113,007)	(113,007)
JPMCB	USD	9	01/23/23	Monthly	0.370	Coherent , Inc.	—	125,245	125,245
JPMCB	USD	30	02/09/23	At Maturity	Frontier Group Holdings, Inc.	(0.325)	—	65,312	65,312
JPMCB	USD	17	02/09/23	At Maturity	0.620	Spirit Airlines, Inc.	—	(25,793)	(25,793)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)
JPMCB	USD	27	02/13/23	At Maturity	0.620	U.S. Ecology, Inc.	—	17,102	17,102
JPMCB	CAD	16	02/22/23	Monthly	1.633	Cineplex , Inc.	—	(4,578)	(4,578)
JPMCB	USD	47	02/24/23	At Maturity	0.620	Meritor, Inc.	—	9,912	9,912
JPMCB	CHF	9	03/02/23	At Maturity	(0.408)	Vifor Pharma AG	—	113,611	113,611
JPMCB	USD	5	03/02/23	At Maturity	0.620	Renewable Energy Group, Inc.	—	2,037	2,037
JPMCB	USD	80	03/02/23	At Maturity	0.620	first Horizon Corp.	—	(89,244)	(89,244)
JPMCB	USD	10	03/08/23	At Maturity	0.000	Contra Zogenix, Inc.	—	6,612	6,612
JPMCB	USD	63	03/10/23	At Maturity	0.620	Mandiant, Inc.	—	4,266	4,266
JPMCB	CAD	22	03/14/23	At Maturity	1.733	Newcrest Mining Ltd.	—	55,065	55,065
JPMCB	CAD	67	03/17/23	Monthly	0.932	Shaw Communications , Inc. , Class B	—	(8,128)	(8,128)
JPMCB	USD	0	03/23/23	At Maturity	0.620	Alleghany Corp.	—	(613)	(613)
JPMCB	USD	7	03/29/23	Monthly	II-VI , Inc.	(0.230)	—	87,312	87,312
JPMCB	USD	30	03/30/23	At Maturity	0.620	Plantronics, Inc.	—	14,290	14,290
JPMCB	USD	13	03/31/23	At Maturity	0.620	LHC Group, Inc.	—	(20,530)	(20,530)
JPMCB	GBP	76	04/04/23	At Maturity	0.99	Brewin Dolphin Holdings PLC	—	1,192	1,192
JPMCB	USD	29	04/13/23	At Maturity	0.620	Datto Holding Corp.	—	1,528	1,528

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)
JPMCB	USD	91	04/25/23	Monthly	0.370	Welbilt , Inc.	—	141,535	141,535
JPMCB	USD	63	04/28/23	At Maturity	Vici Properties, Inc.	0.464	—	22,104	22,104
JPMCB	USD	—	04/28/23	Monthly	0.370	Flagstar BanCorp. , Inc.	—	(2,358)	(2,358)
JPMCB	USD	63	04/28/23	Monthly	Vici Properties , Inc.	(0.230)	—	25,123	25,123
JPMCB	USD	2	04/28/23	Monthly	New York Community BanCorp.	(0.230)	—	2,372	2,372
MSCI	USD	236	10/27/22	At maturity	Spxew 25 Index	1 Day Federal Fund Rate minus 35 bps	—	8,450	8,450
MSCI	USD	1,644	12/19/22	At maturity	1 Day Federal Fund Rate plus 55 bps	Cellnex Telecom SA, Common Stock	—	(168,001)	(168,001)
MSCI	USD	686	12/05/23	At maturity	S&P Pharmaceuticals Select Industry Index	1 Day Federal Fund Rate minus 35 bps	—	79,683	79,683
MSCI	USD	641	02/20/24	At maturity	S&P 500 Equal Weight Communication Services CME Index	1 Day Federal Fund Rate minus 35 bps	—	140,511	140,511
MSCI	USD	455	07/22/24	At maturity	S&P Retail Select Industry Index	1 Day Federal Fund Rate minus 127 bps	—	97,714	97,714

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaps—(continued)

OTC total return swaps—(continued)
MSCI	USD	382	07/22/24	At maturity	Dow Jones U.S. Select Home Construction Total Return Index	1 Day Federal Fund Rate minus 35 bps	—	41,729	41,729
MSCI	USD	658	07/29/24	At maturity	S&P 500 Equal Weight Financials Index	1 Day Federal Fund Rate minus 35 bps	—	44,464	44,464
MSCI	USD	977	11/29/24	At maturity	Industrial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	85,651	85,651
MSCI	USD	2,045	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	London Stock Exchange Group PLC	—	136,983	136,983
MSCI	USD	337	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	Telefonaktiebolaget LM Ericsson	—	(76,584)	(76,584)
MSCI	USD	416	01/17/25	At maturity	Day Federal Fund Rate plus 55 bps	Airbus SE	—	(43,431)	(43,431)
MSCI	USD	772	12/03/24	At maturity	S&P 500 Index	1 Day Federal Fund Rate minus 25 bps	—	81,409	81,409
MSCI	USD	101	10/27/22	At maturity	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 20 bps	—	(9,630)	(9,630)
MSCI	USD	358	12/02/24	At maturity	Moody's Corp.	1 Day Federal Fund Rate minus 30 bps	—	69,454	69,454

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Swaps—(concluded)

OTC total return swaps—(concluded)
MSCI	USD	801	01/22/25	At maturity	Health Care Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	39,600	39,600
MSCI	USD	676	01/08/25	At maturity	Technology Select Sector Index	1 Day Federal Fund Rate minus 10 bps	—	122,053	122,053
MSCI	USD	757	04/09/24	At maturity	Trspsemi Index	1 Day Federal Fund Rate minus 7 bps	—	96,130	96,130
MSCI	USD	801	04/09/24	At maturity	S&P Software & Service Select Industry Total Return Index	1 Day Federal Fund Rate plus 7 bps	—	139,667	139,667
							$38	$843,542	$843,580

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	5,196,977	USD	3,899,892	06/15/22	225,131
BB	CAD	19,819,320	USD	15,578,398	06/15/22	152,102
BB	CAD	11,877,990	USD	9,236,587	06/15/22	(8,604)
BB	CHF	22,855,617	USD	24,636,203	06/15/22	1,089,497
BB	EUR	13,504,795	USD	14,799,456	06/15/22	524,521
BB	GBP	13,413,901	USD	17,547,588	06/15/22	679,694
BB	JPY	3,221,147,401	USD	26,211,964	06/15/22	1,356,273
BB	JPY	173,611,283	USD	1,333,792	06/15/22	(5,864)
BB	JPY	82,914,538	USD	662,996	07/20/22	22,096
BB	NOK	227,566,147	USD	25,442,626	06/15/22	1,177,357
BB	NZD	69,026,518	USD	47,066,845	06/15/22	2,507,140
BB	SEK	93,440,747	USD	9,827,566	06/15/22	300,511
BB	SEK	130,159,871	USD	13,024,010	06/15/22	(246,863)
BB	SGD	17,347,347	USD	12,729,288	06/15/22	186,347
BB	SGD	227,105	USD	163,592	06/15/22	(615)
BB	USD	25,212,928	AUD	34,040,537	06/15/22	(1,143,016)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Forward foreign currency contracts (continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	9,025,477	CAD	11,383,936	06/15/22	(164,832)
BB	USD	14,575,627	CHF	13,532,315	06/15/22	(634,134)
BB	USD	254,883	CHF	247,573	06/15/22	176
BB	USD	44,376,379	EUR	40,644,383	06/15/22	(1,414,168)
BB	USD	1,273,161	EUR	1,209,763	06/15/22	5,592
BB	USD	31,440,833	GBP	23,984,846	06/15/22	(1,280,043)
BB	USD	936,626	GBP	748,963	06/15/22	5,190
BB	USD	18,890,310	JPY	2,254,222,722	06/15/22	(1,495,805)
BB	USD	20,920,193	NOK	185,497,995	06/15/22	(1,140,629)
BB	USD	464,176	NOK	4,369,206	06/15/22	1,710
BB	USD	14,689,102	NZD	21,245,158	06/15/22	(974,402)
BB	USD	6,387,135	SEK	60,497,565	06/15/22	(218,909)
BB	USD	401,275	SEK	3,957,572	06/15/22	2,232
BB	USD	8,385,771	SGD	11,426,857	06/15/22	(123,619)
BNP	DKK	2,185,000	USD	321,894	07/20/22	10,788
BNP	KRW	5,789,970,098	USD	4,848,000	06/15/22	237,784
BNP	SEK	11,661,415	USD	1,237,981	07/20/22	47,610
BNP	TWD	20,971,300	USD	725,826	07/20/22	13,462
BNP	USD	4,848,000	KRW	5,802,772,392	06/15/22	(227,590)
BNP	USD	16,609	SEK	158,000	07/20/22	(480)
BOA	CAD	1,471,000	USD	1,166,248	07/20/22	21,524
BOA	CHF	1,083,440	USD	1,165,728	07/20/22	47,104
BOA	DKK	200,000	USD	29,313	07/20/22	837
BOA	EUR	2,132,374	CAD	2,942,000	07/20/22	30,914
BOA	EUR	12,597,933	USD	13,800,538	07/20/22	457,252
BOA	GBP	5,279,618	USD	6,880,867	07/20/22	240,000
BOA	NOK	3,286,914	USD	376,389	07/20/22	25,805
BOA	USD	288,826	EUR	269,000	07/20/22	(3,911)
BOA	USD	129,769	GBP	103,000	07/20/22	(212)
BOA	USD	263,421	ZAR	4,038,934	06/15/22	(8,831)
CITI	GBP	5,000	USD	6,517	07/20/22	227
CITI	USD	181,582	EUR	167,000	07/20/22	(4,702)
CITI	USD	22,157	GBP	17,000	07/20/22	(773)
JPMCB	AUD	601,000	USD	435,878	05/31/22	11,029
JPMCB	CAD	440,622	USD	351,009	06/30/22	8,078
JPMCB	GBP	121,000	USD	157,306	07/20/22	5,108
JPMCB	GBP	144,438	USD	200,405	08/31/22	18,634
JPMCB	GBP	326,026	USD	435,930	09/30/22	25,469
JPMCB	USD	439,937	CAD	559,753	05/31/22	(4,227)
JPMCB	USD	1,625,828	CHF	1,489,381	06/30/22	(90,051)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Forward foreign currency contracts (concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
JPMCB	USD	68,208	DKK	445,690	06/30/22	(4,824)
JPMCB	USD	156,101	GBP	115,804	06/30/22	(10,465)
JPMCB	USD	172,282	GBP	125,040	08/31/22	(14,923)
JPMCB	ZAR	28,815,832	USD	1,777,000	06/15/22	(39,379)
MSCI	AUD	31,585,558	USD	23,197,159	06/15/22	863,150
MSCI	CAD	856,590	USD	673,756	06/15/22	7,032
MSCI	CHF	7,004,985	USD	7,592,356	06/15/22	375,560
MSCI	DKK	88,000	USD	12,864	07/20/22	334
MSCI	EUR	22,395,058	USD	24,869,762	06/15/22	1,197,581
MSCI	GBP	12,761,868	USD	16,793,892	06/15/22	745,926
MSCI	JPY	3,746,181,641	USD	32,445,610	06/15/22	3,538,537
MSCI	NOK	21,755,874	USD	2,456,556	06/15/22	136,737
MSCI	NOK	819,000	USD	89,150	07/20/22	1,795
MSCI	NZD	3,855,280	USD	2,631,927	06/15/22	143,173
MSCI	SEK	18,756,591	USD	1,978,081	06/15/22	65,692
MSCI	SEK	86,602,916	USD	8,728,245	06/15/22	(101,637)
MSCI	SEK	697,000	USD	71,159	07/20/22	11
MSCI	SGD	10,111,284	USD	7,407,362	06/15/22	96,432
MSCI	USD	12,773,890	AUD	17,281,223	06/15/22	(554,415)
MSCI	USD	27,806,293	CAD	35,160,746	06/15/22	(439,055)
MSCI	USD	1,168,415	CAD	1,471,000	07/20/22	(23,691)
MSCI	USD	5,262,834	CHF	4,835,469	06/15/22	(281,154)
MSCI	USD	1,043,785	EUR	946,618	06/15/22	(43,184)
MSCI	USD	64,239	EUR	61,000	06/15/22	240
MSCI	USD	3,044,701	GBP	2,327,818	06/15/22	(117,485)
MSCI	USD	39,879	GBP	32,000	06/15/22	361
MSCI	USD	11,857,159	JPY	1,378,375,299	06/15/22	(1,221,051)
MSCI	USD	347,044	JPY	43,639,000	07/20/22	(9,730)
MSCI	USD	18,710,037	NOK	166,381,461	06/15/22	(968,861)
MSCI	USD	13,851	NOK	122,000	07/20/22	(838)
MSCI	USD	26,257,538	NZD	38,292,856	06/15/22	(1,537,788)
MSCI	USD	26,982,277	SEK	257,971,943	06/15/22	(679,909)
MSCI	USD	2,411,709	SGD	3,275,788	06/15/22	(43,162)
MSCI	USD	719,551	TWD	20,971,300	07/20/22	(7,186)
MSCI	USD	3,372,579	ZAR	51,472,864	06/15/22	(128,034)
MSCI	ZAR	29,839,189	USD	1,859,000	06/15/22	(21,886)
Net unrealized appreciation (depreciation)						$1,168,818

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	143,280,896	41,233,027	—	184,513,923
Preferred stocks	—	67,775	—	67,775
Investment companies	27,163,602	—	—	27,163,602
Warrant	681	—	—	681
Corporate bonds	—	53,784,596	—	53,784,596
Short-term investments	—	103,157,132	—	103,157,132
Short-term U.S. Treasury obligations	—	29,299,352	—	29,299,352
Equity and foreign exchange options purchased	3,973,102	—	—	3,973,102
Futures contracts	3,323,359	—	—	3,323,359
Swap agreements	—	6,792,954	—	6,792,954
Forward foreign currency contracts	—	16,609,755	—	16,609,755
Total	$177,741,640	$250,944,591	$—	$428,686,231

Liabilities
Investments sold short	$(105,630,818)	$(5,635,845)	$—	$(111,266,663)
Equity options written	(3,501,408)	—	—	(3,501,408)
Futures contracts	(371,039)	(880,393)	—	(1,251,432)
Swap agreements	—	(4,753,232)	—	(4,753,232)
Forward foreign currency contracts	—	(15,440,937)	—	(15,440,937)
Total	$(109,503,265)	$(26,710,407)	$—	$(136,213,672)

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,670,627, represented 1.3% of the Portfolio's net assets at period end.
3	Rate shown reflects annualized yield at the period end on zero coupon bond.
4	Rates shown reflect yield at April 30, 2022.
5	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
6	Payments made or received are based on the notional amount.

Glossary of terms used in the Portfolio of investments (unaudited)

April 30, 2022 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
DAC	Designated Activity Company
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RBA IOCR	RBA Interbank Overnight Cash Rate
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipts
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s Semi annual report to shareholders dated January 31, 2022.